 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2007


                                                     REGISTRATION NO. 333-11131
                                                                       811-5338

-------------------------------------------------------------------------------
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               ----------------

                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                         PRE-EFFECTIVE AMENDMENT NO.                        [_]


                        POST-EFFECTIVE AMENDMENT NO. 14                     [X]


                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]


                               AMENDMENT NO. 31                             [X]


                        THE NEW ENGLAND VARIABLE ACCOUNT

                           (EXACT NAME OF REGISTRANT)

                       METROPOLITAN LIFE INSURANCE COMPANY

                               (NAME OF DEPOSITOR)


                 200 PARK AVENUE, NEW YORK, NEW YORK 10166
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


                 DEPOSITOR'S TELEPHONE NUMBER: (212) 578-5364

NAME AND ADDRESS OF AGENT FOR SERVICE:    COPY TO:


James L. Lipscomb, Esq.                   Stephen E. Roth, Esquire
Metropolitan Life Insurance Company       Mary E. Thornton, Esquire
200 Park Avenue                           Sutherland Asbill & Brennan LLP
New York, NY 10166                        1275 Pennsylvania Avenue, N.W.
                                          Washington, D.C. 20004-2415



It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


  [X] on April 30, 2007 pursuant to paragraph (b) of Rule 485


  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Annuity Contracts.

-------------------------------------------------------------------------------
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

This registration statement incorporates by reference the supplements dated May 1, 2006 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-11131) on April 24, 2006.


This registration statement incorporates by reference the supplements dated May 1, 2005 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-11131) on April 27, 2005.

This registration statement incorporates by reference the supplements dated May 1, 2004 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-11131) on April 29, 2004.

This registration statement incorporates by reference the supplements dated May 1, 2003 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-11131) on April 25, 2003.

This registration statement incorporates by reference the supplements dated May 1, 2002 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-11131) on April 30, 2002.

This registration statement incorporates by reference the supplements dated May 1, 2001 to the prospectus dated April 30, 1999 for the contracts, as filed in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 333-11131) on April 26, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000, the supplement dated May 1, 2000 to the prospectus dated April 30, 1999, the supplement dated May 1, 2000 to the prospectus dated May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 27, 2000.

This registration statement incorporates by reference the prospectus dated April 30, 1999 for the contracts as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-11131) filed on April 26, 1999.

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY


                        SUPPLEMENT DATED APRIL 30, 2007

       TO THE PROSPECTUS DATED APRIL 30, 1999 AS ANNUALLY SUPPLEMENTED.

   The Puerto Rico Internal Revenue Code of 1994, as amended (the "PR Code") provides the following tax treatment for Zenith Accumulator Individual Variable Annuity Contracts ("the Contracts") issued to Contract Owners in the Commonwealth of Puerto Rico. The Contracts will not be offered in Puerto Rico as individual retirement annuities ("IRAs").

1. GENERAL TAX TREATMENT OF ANNUITIES

   For Puerto Rico tax purposes, amounts received as an annuity under an annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the annuity starting date.

   Annuity payments generally have two elements: a part that constitutes a return of the annuity's cost (return of capital) and a part that constitutes income.

   From each annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the annuity payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

   Once the annuity's cost has been fully recovered, all of the annuity payment constitutes taxable income. There is no penalty tax on early distributions from annuity contracts.

   No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a variable annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate of 20%.

2. A VARIABLE ANNUITY CONTRACT UNDER NONQUALIFIED PLANS

   A variable annuity contract may be purchased by an employer for an employee under a nonqualified stock bonus, pension, profit sharing or annuity plan. The employer may purchase the variable annuity contract and transfer it to a trust created under the terms of the nonqualified plan or can make contributions to the nonqualified trust in order to provide [a] variable annuity contract[s] for his employees.

   The purchase payments paid or the employer's contributions made to a trust under a plan during a taxable year of the employer which ends within or with a taxable year of the trust, shall be included in the gross income of the employee, if his beneficial interest in the employer's contributions is nonforfeitable at the time the contribution is made. An employee's beneficial interest in the contributions is nonforfeitable if there is no contingency under the plan which may cause the employee to lose his rights in the contribution.

VA-999-04

   When the contributions are included in the employee's gross income, they are considered part of the consideration paid by him for the annuity. The amounts contributed by the employer constitute consideration paid by the employee which is taken into account for purposes of determining the taxable amount of each annuity payment received.

   The contributions paid by the employer to or under the nonqualified plan for providing retirement benefits to the employees under an annuity or insurance contract are deductible in the taxable year when paid if the employee's rights to or derived from such employer's contribution are nonforfeitable at the time the contribution is made.

   If an amount is paid on behalf of the employee during the taxable year but the rights of the employee therein are forfeitable at the time the amount is paid, no employer deduction is allowable for such amount for any taxable year.

   A nonqualified plan may not be subject to certain rules which apply to a qualified plan such as rules regarding participation, vesting and funding. Thus, nonqualified annuity plans may be used by an employer to provide additional benefits to key employees.

   Since a nonqualified trust is not tax-exempt, the trust itself will be taxable on the income of the trust assets.

3. A VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

   A variable annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1165 of the PR Code. The employer has two alternatives: (1) purchase the annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an annuity contract for an employee.

   Qualified plans must comply with the requirements of Section 1165(a) of the PR Code which include, among others, certain participation requirements.

   The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

   The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

   The amount paid by the employer towards the purchase of the variable annuity contract or contributed to the trust for providing variable annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

   In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the variable annuity contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

   Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

   A special rate of 12.5% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) after December 31, 2007, 10% of all plan's trust assets attributable to participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico includes Shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.

   After December 31, 2007, an average of 10% of the contributions to the Puerto Rico qualified retirement plan must be invested in "property located in Puerto Rico" for a three year period for a lump sum distribution due to separation from service to be eligible for the 12.5% tax rate. If the 10% investment requirement is not satisfied, the distribution will generally be subject to a 20% tax rate. The three year period includes the year of the distribution and the two immediately preceding years. Property located in Puerto Rico generally includes shares of stock of a Puerto Rico corporation, bonds, notes and other evidence of indebtedness issued by the Commonwealth of Puerto Rico or the instrumentalities thereof.


   The PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

   Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the total distribution is contributed to another qualified retirement plan or traditional individual retirement account ("IRA") for the employee's benefit no later than sixty (60) days after the distribution.

4. A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

   A variable annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1165(f) of the PR Code. This plan is commonly known as a Keogh plan or an HR 10 plan.

   This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or annuity plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

   An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership under Subchapter K of the PR Code, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

   Similar to a qualified plan, the variable annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an annuity contract for the trust beneficiaries.

a. Contributions

   A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

   Such contributions and the income generated from them are not taxable to the owner-employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

   The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

   Distributions made under a qualified self-employed retirement plan will be subject to the rules described under 3(b) and (c) above.

                              ZENITH ACCUMULATOR

                     Individual Variable Annuity Contracts
                                   Issued By
                      Metropolitan Life Insurance Company

                                200 Park Avenue
                           New York, New York 10166


                              Designated Office:
                         Annuity Administrative Office
                                P.O. Box 14594
                           Des Moines, IA 50306-3594


                        SUPPLEMENT DATED APRIL 30, 2007

      TO THE PROSPECTUS DATED APRIL 30, 1999 (AS ANNUALLY SUPPLEMENTED).


   This supplement updates certain information in the prospectus dated April 30, 1999 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by The New England Variable Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated April 30, 2007, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated April 30, 1999, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-777-5897.


   NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

   THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

   WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                  HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

   If the Owner of a non-qualified annuity Contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the Contract are generally not eligible for tax deferral.

STATE VARIATIONS

   Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

                                 EXPENSE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

       Sales Charge Imposed on Purchase Payments................................           None
       Contingent Deferred Sales Charge (as a percentage of Contract Value)      6.5% declining annually--
                                                                                       See Note (1)
       Transfer Fee(2)..........................................................            $10

--------
NOTES:
(1)The Contingent Deferred Sales Charge is a declining percentage of contract value withdrawn, as follows:

                    IF WITHDRAWN DURING CONTRACT YEAR CHARGE
                    --------------------------------- ------
                                    1................  6.5%
                                    2................  6.0%
                                    3................  5.5%
                                    4................  5.0%
                                    5................  4.5%
                                    6................  4.0%
                                    7................  3.5%
                                    8................  3.0%
                                    9................  2.0%
                                   10................  1.0%
                                   11................    0%

(2)Currently, we do not charge this fee. We reserve the right to impose a charge of $10 on each transfer in excess of four per year.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE

                      Administration Contract Charge(1)..... $30

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)


                                                                       AMERICAN FUNDS
                                                                     BOND SUB-ACCOUNT,
                                                                       AMERICAN FUNDS
                                                                       GROWTH-INCOME
                                                                        SUB-ACCOUNT,
                                                                       AMERICAN FUNDS
                                                                    GROWTH SUB-ACCOUNT,
                                                                     AND AMERICAN FUNDS         ALL
                                                                        GLOBAL SMALL           OTHER
                                                                 CAPITALIZATION SUB-ACCOUNT SUB-ACCOUNTS
                                                                 -------------------------- ------------
       Mortality and Expense Risk Charge(2).....................           1.20%                .95%
                                                                           -----               -----
       Administration Asset Charge..............................            .40%                .40%
                                                                           =====               =====
              Total Variable Account Annual Expenses............           1.60%               1.35%
                                                                           -----               -----

--------
NOTE:
(1)The Administration Contract Charge is not imposed after annuitization.


(2)We are waiving .08% of the Mortality and Expense Risk Charge for the subaccount investing in the BlackRock Large Cap Core Portfolio.


   The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(as a percentage of average net assets)


                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(expenses that are deducted from Eligible Fund assets, including management fees,
  distribution (12b-1) fees, and other expenses)..........................................   .30%   1.30%

                                                                                           MINIMUM MAXIMUM
                                                                                           ------- -------
NET TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES(1)
(expenses that are deducted from Eligible Fund assets, including management fees, distribution (12b-1) fees, and other expenses after any applicable contractual waiver or
  reimbursement arrangement)..............................................................   .29%   1.30%

--------
NOTE:

(1)The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2008, as described in more detail below.

   The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2006, before and after any applicable contractual expense subsidy or expense deferral arrangement:


ANNUAL ELIGIBLE FUND OPERATING EXPENSES (as a percentage of average net assets)(1)




                                                                                                       NET TOTAL
                                                                                                        ANNUAL
                                                                                                       PORTFOLIO
                                                                                                       EXPENSES
                                                                                                       INCLUDING
                                                                     GROSS   CONTRACTUAL  NET TOTAL    ESTIMATED
                                                 12B-1               TOTAL     EXPENSE   CONTRACTUAL  EXPENSES OF
                                   MANAGEMENT DISTRIBUTION  OTHER    ANNUAL  SUBSIDY OR    ANNUAL     UNDERLYING
                                      FEES        FEES     EXPENSES EXPENSES  DEFERRAL   EXPENSES(2) PORTFOLIOS(2)
                                   ---------- ------------ -------- -------- ----------- ----------- -------------

AMERICAN FUNDS INSURANCE SERIES(3)
American Funds Bond Fund..........    .41%        .25%       .01%      .67%       0%         .67%
American Funds Global Small
  Capitalization Fund.............    .72%        .25%       .05%     1.02%       0%        1.02%
American Funds Growth Fund........    .32%        .25%       .02%      .59%       0%         .59%
American Funds Growth-Income
  Fund............................    .27%        .25%       .01%      .53%       0%         .53%

FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS(3)
VIP Equity-Income Portfolio.......    .47%          0%       .10%      .57%       0%         .57%
VIP Overseas Portfolio............    .72%          0%       .16%      .88%       0%         .88%

MET INVESTORS SERIES TRUST(3)(4)
BlackRock Large-Cap Core
  Portfolio(5)(6)(7)..............    .63%        .25%       .22%     1.10%       0%        1.10%
Harris Oakmark International
  Portfolio.......................    .78%        .15%       .13%     1.06%       0%        1.06%
Janus Forty Portfolio(5)(7).......    .65%        .25%       .06%      .96%       0%         .96%
Lazard Mid-Cap Portfolio..........    .70%        .25%       .06%     1.01%       0%        1.01%
Legg Mason Partners Aggressive
  Growth Portfolio(6).............    .63%        .25%       .09%      .97%       0%         .97%
Legg Mason Value Equity
  Portfolio(8)....................    .64%          0%       .08%      .72%       0%         .72%
Lord Abbett Bond Debenture
  Portfolio.......................    .50%        .25%       .04%      .79%       0%         .79%
MFS(R) Research International
  Portfolio.......................    .72%        .25%       .14%     1.11%       0%        1.11%
Met/AIM Small Cap Growth
  Portfolio(6)....................    .87%        .25%       .06%     1.18%       0%        1.18%
Neuberger Berman Real Estate
  Portfolio.......................    .64%        .25%       .04%      .93%       0%         .93%
Oppenheimer Capital Appreciation
  Portfolio(6)....................    .57%        .25%       .05%      .87%       0%         .87%
PIMCO Inflation Protected Bond
  Portfolio.......................    .50%        .25%       .04%      .79%       0%         .79%
PIMCO Total Return Portfolio......    .50%        .25%       .05%      .80%       0%         .80%
RCM Technology Portfolio(6)(9)....    .88%        .25%       .15%     1.28%       0%        1.28%
T. Rowe Price Mid-Cap Growth
  Portfolio.......................    .75%        .25%       .03%     1.03%       0%        1.03%

                                                                                                        NET TOTAL
                                                                                                         ANNUAL
                                                                                                        PORTFOLIO
                                                                                                        EXPENSES
                                                                                                        INCLUDING
                                                                      GROSS   CONTRACTUAL  NET TOTAL    ESTIMATED
                                                  12B-1               TOTAL     EXPENSE   CONTRACTUAL  EXPENSES OF
                                    MANAGEMENT DISTRIBUTION  OTHER    ANNUAL  SUBSIDY OR    ANNUAL     UNDERLYING
                                       FEES        FEES     EXPENSES EXPENSES  DEFERRAL   EXPENSES(2) PORTFOLIOS(2)
                                    ---------- ------------ -------- -------- ----------- ----------- -------------
METROPOLITAN SERIES FUND, INC.
"METROPOLITAN FUND"(3)(10)
BlackRock Aggressive Growth
  Portfolio........................    .72%        .25%       .06%     1.03%        0%       1.03%
BlackRock Bond Income
  Portfolio(11)....................    .39%          0%       .07%      .46%      .01%        .45%
BlackRock Diversified Portfolio....    .44%        .25%       .07%      .76%        0%        .76%
BlackRock Large Cap Value
  Portfolio........................    .70%        .15%       .11%      .96%        0%        .96%
BlackRock Legacy Large Cap Growth
  Portfolio........................    .73%          0%       .07%      .80%        0%        .80%
BlackRock Money Market
  Portfolio(13)....................    .34%          0%       .04%      .38%      .01%        .37%
BlackRock Strategic Value
  Portfolio........................    .82%          0%       .06%      .88%        0%        .88%
Davis Venture Value Portfolio......    .71%         .0%       .04%      .75%        0%        .75%
FI International Stock Portfolio...    .85%          0%       .13%      .98%        0%        .98%
FI Large Cap Portfolio(29).........    .78%        .25%       .06%     1.09%        0%       1.09%
FI Mid Cap Opportunities Portfolio.    .68%        .25%       .06%      .99%        0%        .99%
FI Value Leaders Portfolio.........    .64%          0%       .07%      .71%        0%        .71%
Franklin Templeton Small Cap Growth
  Portfolio(14)....................    .90%        .25%       .15%     1.30%        0%       1.30%
Harris Oakmark Focused Value
  Portfolio........................    .72%          0%       .05%      .77%        0%        .77%
Harris Oakmark Large Cap Value
  Portfolio........................    .72%        .15%       .06%      .93%        0%        .93%
Jennison Growth Portfolio..........    .63%          0%       .05%      .68%        0%        .68%
Lehman Brothers(R) Aggregate Bond
  Index Portfolio(15)..............    .25%        .25%       .06%      .56%      .01%        .55%
Loomis Sayles Small Cap
  Portfolio(16)....................    .90%          0%       .07%      .97%      .05%        .92%
MFS(R) Total Return Portfolio
  CLASS A(18)(29)..................    .53%          0%       .05%      .58%        0%        .58%
MFS(R) Total Return Portfolio
  CLASS E(18)(29)..................    .53%        .15%       .05%      .73%        0%        .73%
MetLife Mid Cap Stock Index
  Portfolio(17)(20)(21)............    .25%        .25%       .08%      .58%      .01%        .57%
MetLife Stock Index Portfolio
  CLASS A(17)(19)..................    .25%          0%       .05%      .30%      .01%        .29%
MetLife Stock Index Portfolio
  CLASS B(17)(20)..................    .25%        .25%       .05%      .55%      .01%        .54%
Morgan Stanley EAFE(R) Index
  Portfolio(22)(23)................    .30%        .25%       .15%      .70%      .01%        .69%
Neuberger Berman Mid Cap Value
  Portfolio(29)....................    .65%        .25%       .06%      .96%        0%        .96%
Oppenheimer Global Equity
  Portfolio........................    .53%        .25%       .09%      .87%        0%        .87%

                                                                                                       NET TOTAL
                                                                                                        ANNUAL
                                                                                                       PORTFOLIO
                                                                                                       EXPENSES
                                                                                                       INCLUDING
                                                                     GROSS   CONTRACTUAL  NET TOTAL    ESTIMATED
                                                 12B-1               TOTAL     EXPENSE   CONTRACTUAL  EXPENSES OF
                                   MANAGEMENT DISTRIBUTION  OTHER    ANNUAL  SUBSIDY OR    ANNUAL     UNDERLYING
                                      FEES        FEES     EXPENSES EXPENSES  DEFERRAL   EXPENSES(2) PORTFOLIOS(2)
                                   ---------- ------------ -------- -------- ----------- ----------- -------------
Russell 2000(R) Index
  Portfolio(5)(17)(23)............    .25%        .25%       .11%     .61%       .01%        .60%
T. Rowe Price Large Cap Growth
  Portfolio.......................    .60%        .25%       .08%     .93%         0%        .93%
T. Rowe Price Small Cap Portfolio.    .51%        .25%       .07%     .83%         0%        .83%
Western Asset Management Strategic
  Bond Opportunities Portfolio....    .63%          0%       .07%     .70%         0%        .70%
Western Asset Management
  U.S. Government Portfolio.......    .50%          0%       .07%     .57%         0%        .57%
Zenith Equity Portfolio(24).......      0%          0%       .01%     .01%         0%        .01%         .72%

METROPOLITAN FUND-ASSET ALLOCATION
  PORTFOLIOS(3)(10)
MetLife Conservative Allocation
  Portfolio (25)(26)..............    .10%        .25%       .09%     .44%       .09%        .35%          .96%
MetLife Conservative to Moderate
  Allocation Portfolio (25)(26)...    .10%        .25%       .02%     .37%       .02%        .35%         1.00%
MetLife Moderate Allocation
  Portfolio (25)(26)..............    .10%        .25%       .01%     .36%       .01%        .35%         1.05%
MetLife Moderate to Aggressive
  Portfolio (25)(26)..............    .10%        .25%       .01%     .36%       .01%        .35%         1.10%
MetLife Aggressive Allocation
  Portfolio (25)(26)..............    .10%        .25%       .07%     .42%       .07%        .35%         1.10%

MET INVESTORS SERIES TRUST-EFT
  PORTFOLIOS(3)(4)
Cyclical Growth and Income ETF
  Portfolio(27)(28)...............    .45%        .25%       .11%     .81%       .01%        .80%        1.05%
Cyclical Growth ETF
  Portfolio(27)(28)...............    .45%        .25%       .09%     .79%         0%        .79%        1.03%

--------
NOTES:

(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.

(2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.

(3) Our Affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund, including the Metropolitan Fund Asset Allocation Portfolios. Our Affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series. Fidelity Management & Research Company is the investment advisor to the Portfolios of the Variable Insurance Products Fund.

(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect during the previous fiscal year.

(5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.

(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.

(7) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of the Class A shares of the Portfolio.

(8) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

(9) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.04%.

(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.

(12) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.

(14) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.03%.

(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.244%.

(16) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio by 0.05%.

(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.

(18) For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class B is available during the accumulation phase and the MFS Total Return Portfolio Class A is available during the annuity phase.

(19) For Contracts issued prior to May 1, 1995, the MetLife Stock Index Portfolio Class A is available. Class A shares of MetLife Stock Index Portfolio were substituted for the Westpeak Stock Index Series on April 27, 2001.

(20) For Contracts issued on and after May 1, 1995, the MetLife Stock Index Portfolio Class B is available during the accumulation phase and the MetLife Stock Index Portfolio Class A is available during the annuity phase.

(21) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(22) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.293%.

(23) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.

(24) The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio (together, the "Underlying Portfolios"). The Zenith Equity Portfolio has its own operating expenses and bears its pro rata portion of the operating expenses of the Underlying Portfolios including the management fee. For the year ended December 31, 2006, the gross and net total annual operating expenses of the Underlying Portfolios were 0.71%. Contract Owners may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of investing in the Zenith Equity Portfolio.

(25) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear it's pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

(26) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b- fees.

(27) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The weighted average of the total operating expenses of the Underlying ETFs or other investment companies, based upon the allocation of assets as of December 31, 2006, were: 0.25% for the Cyclical Growth and Income ETF Portfolio, and 0.24% for the Cyclical Growth ETF Portfolio. The total operating expenses of the Portfolio, including the weighted average of the total operating expenses of the Underlying ETFs or other investment companies as of December 31, 2006, before any applicable fee waivers and expense reimbursements, were: 1.06% for the Cyclical Growth and Income ETF Portfolio, and 1.03% for the Cyclical Growth ETF Portfolio. See the prospectus for the portfolios for a description of the allocation targets for each portfolio.

(28) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.55%, excluding 12b-1 fees.

(29) The Management Fee has been restated to reflect current fees, as if the current fees had been in effect for the previous fiscal year.


EXAMPLE

   The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Variable Account annual expenses, and Eligible Fund fees and expenses.(1)

   The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender your Contract or annuitize under a non-life contingency option (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                             ------ ------- ------- --------
    (a).....................................  $873  $1,371  $1,886   $3,146
    (b).....................................  $778  $1,085  $1,405   $2,144

    (2)If you do NOT surrender your Contract or if you annuitize under a variable life contingency option (no contingent deferred sales charges would be deducted(2)):


                                             1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                             ------ ------- ------- --------
    (a).....................................  $275   $842   $1,435   $3,034
    (b).....................................  $175   $541   $  931   $2,021


   PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
--------
NOTES:

(1)The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of 0.068% has been used. (See Note (1) to the first table on p. A-3.)


(2)The same would apply if you elect to annuitize under a fixed life contingency option unless your Contract has been in effect less than five years, in which case the expenses shown in the first three columns of the first example would apply. (See "Contingent Deferred Sales Charge".)

--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-34).


                                  THE COMPANY


   The Company is a life insurance company and wholly-owned subsidiary of MetLife, Inc., a publicly traded company, whose principal office is at One Madison Avenue, New York, N.Y. 10010. The Company was organized in 1868 under the laws of the State of New York and has engaged in the life insurance business under its present name since 1868. It operates as a life insurance company in all 50 states, the District of Columbia, Puerto Rico and all provinces of Canada. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and group customers.


   New England Life Insurance Company ('NELICO"), a subsidiary of the Company, provides administrative services for the Contracts and the Variable Account pursuant to an administrative services agreement with the Company. These administrative services include maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services. NELICO is located at 501 Boylston Street, Boston, Massachusetts 02116. The Company's Designated Office for receipt of Purchase Payments, loan repayments, requests and elections, and communications regarding death of the Annuitant, as further described below, is Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594.


                             THE VARIABLE ACCOUNT

   The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.


                      INVESTMENTS OF THE VARIABLE ACCOUNT

   Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Funds listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Eligible Funds for future purchase payments at any time without charge. (See "Requests and Elections.") You also may transfer previously invested amounts among the Eligible Funds, subject to certain conditions. (See "Transfer Privilege.") Your Contract Value may be distributed among no more than 10 accounts (including the Fixed Account) at any time. The Company reserves the right to add or remove Eligible Funds from time to time as investments for the Variable Account. See "Substitution of Investments."

   The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same sub-adviser. The investment results of the Eligible Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

   You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.


AMERICAN FUNDS BOND FUND

   The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

   The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

AMERICAN FUNDS GROWTH FUND

   The American Funds Growth Fund's investment objective is to seek both capital appreciation through stocks.

AMERICAN FUNDS GROWTH-INCOME FUND

   The American Funds Growth-Income Fund's Investment objective is to seek capital appreciation and income.

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO

   The VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on securities comprising the Standard & Poor's 500/SM/ Index (S&P 500(R)).

FIDELITY(R) VIP OVERSEAS PORTFOLIO

   The VIP Overseas Portfolio seeks long-term growth of capital.

BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

   The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

BLACKROCK BOND INCOME PORTFOLIO

   The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

BLACKROCK DIVERSIFIED PORTFOLIO

   The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.

BLACKROCK LARGE-CAP CORE PORTFOLIO (FORMERLY BLACKROCK LARGE CAP PORTFOLIO, WHICH WAS FORMERLY BLACKROCK INVESTMENT TRUST PORTFOLIO)

   The BlackRock Large-Cap Core Portfolio's investment objective is long-term growth of capital and income.

BLACKROCK LARGE CAP VALUE PORTFOLIO

   The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.

BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO

   The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.

BLACKROCK MONEY MARKET PORTFOLIO


   The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

   During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.


BLACKROCK STRATEGIC VALUE PORTFOLIO

   The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.

DAVIS VENTURE VALUE PORTFOLIO

   The Davis Venture Value Portfolio's investment objective is growth of capital.

FI INTERNATIONAL STOCK PORTFOLIO

   The FI International Stock Portfolio's investment objective is long-term growth of capital.

FI LARGE CAP PORTFOLIO

   The FI Large Cap Portfolio's investment objective is long-term growth of capital.

FI MID CAP OPPORTUNITIES PORTFOLIO

   The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

FI VALUE LEADERS PORTFOLIO

   The FI Value Leaders Portfolio's investment objective is long-term growth of capital.

FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

   The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

   The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.

HARRIS OAKMARK INTERNATIONAL PORTFOLIO

   The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

   The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.

JANUS FORTY PORTFOLIO

   The Janus Forty Portfolio's investment objective is capital appreciation.

JENNISON GROWTH PORTFOLIO

   The Jennison Growth Portfolio's investment objective is long-term growth of capital.

LAZARD MID-CAP PORTFOLIO

   The Lazard Mid-Cap Portfolio's investment objective is long-term growth of capital.

LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (FORMERLY LEGG MASON AGGRESSIVE GROWTH PORTFOLIO, WHICH WAS FORMERLY JANUS AGGRESSIVE GROWTH PORTFOLIO)

   The Legg Mason Partners Aggressive Growth Portfolio's investment objective is capital appreciation.

LEGG MASON VALUE EQUITY PORTFOLIO

   The Legg Mason Value Equity Portfolio's investment objective is long-term capital appreciation.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO

   The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.

LOOMIS SAYLES SMALL CAP PORTFOLIO

   The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

LORD ABBETT BOND DEBENTURE PORTFOLIO

   The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

   The MFS(R) Research International Portfolio's investment objective is capital appreciation.

MFS(R) TOTAL RETURN PORTFOLIO

   The MFS(R) Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.

   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS A IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE MFS TOTAL RETURN PORTFOLIO CLASS E IS AVAILABLE DURING THE ACCUMULATION PHASE AND THE MFS TOTAL RETURN PORTFOLIO CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-5) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.

MET/AIM SMALL CAP GROWTH PORTFOLIO

   The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

METLIFE MID CAP STOCK INDEX PORTFOLIO

   The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

METLIFE STOCK INDEX PORTFOLIO

   The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

   FOR CONTRACTS ISSUED PRIOR TO MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE. FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 1995, THE METLIFE STOCK INDEX PORTFOLIO CLASS B IS AVAILABLE DURING THE ACCUMULATION PHASE AND THE METLIFE STOCK INDEX PORTFOLIO CLASS A IS AVAILABLE DURING THE ANNUITY PHASE. SEE THE EXPENSE TABLE--METROPOLITAN SERIES FUND, INC. (P. A-5) FOR EXPENSE DIFFERENCES FOR THESE CLASSES.

MORGAN STANLEY EAFE(R) INDEX PORTFOLIO

   The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").

NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

   The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.

NEUBERGER BERMAN REAL ESTATE PORTFOLIO

   The Neuberger Berman Real Estate Portfolio's investment objective is to seek total return through investment in real estate securities, emphasizing both capital appreciation and current income.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO

   The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.

OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

   The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO

   The PIMCO Inflation Protected Bond Portfolio's investment objective is maximum real return, consistent with preservation of capital and prudent investment management.

PIMCO TOTAL RETURN PORTFOLIO

   The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

RCM TECHNOLOGY PORTFOLIO (FORMERLY RCM GLOBAL TECHNOLOGY PORTFOLIO)

   The RCM Technology Portfolio's investment objective is to seek capital appreciation, no consideration is given to income.

RUSSELL 2000(R) INDEX PORTFOLIO

   The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000(R) Index.

T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

   The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

   The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

   The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

   The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

   The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.

ZENITH EQUITY PORTFOLIO

   The Zenith Equity Portfolio's investment objective is long-term capital appreciation.

                          ASSET ALLOCATION PORTFOLIOS

METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

   The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.

METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

   The MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE MODERATE ALLOCATION PORTFOLIO

   The MetLife Moderate Allocation Portfolio's investment objective is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.

METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

   The MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.

                       EXCHANGE TRADED FUNDS PORTFOLIOS

CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

   The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital and income.

CYCLICAL GROWTH ETF PORTFOLIO

   The Cyclical Growth ETF Portfolio's investment objective is growth of capital.


INVESTMENT ADVICE

   MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


Portfolio                                             Subadviser
---------                                             ----------
BlackRock Aggressive Growth                           BlackRock Advisors, LLC/(1)/
BlackRock Bond Income                                 BlackRock Advisors, LLC/(1)/
BlackRock Diversified                                 BlackRock Advisors, LLC/(1)/
BlackRock Large Cap Value                             BlackRock Advisors, LLC/(1)/
BlackRock Legacy Large Cap Growth                     BlackRock Advisors, LLC/(1)/
BlackRock Money Market                                BlackRock Advisors, LLC/(1)/
BlackRock Strategic Value                             BlackRock Advisors, LLC/(1)/
Davis Venture Value                                   Davis Selected Advisers, L.P./(2)/
FI International Stock                                Fidelity Management & Research Company
FI Large Cap                                          Fidelity Management & Research Company
FI Mid Cap Opportunities                              Fidelity Management & Research Company
FI Value Leaders                                      Fidelity Management & Research Company
Franklin Templeton Small Cap Growth                   Franklin Advisers, Inc.
Harris Oakmark Focused Value                          Harris Associates L.P.
Harris Oakmark Large Cap Value                        Harris Associates L.P.
Jennison Growth                                       Jennison Associates LLC
Lehman Brothers(R) Aggregate Bond Index               MetLife Investment Advisors Company, LLC/(3)/
Loomis Sayles Small Cap                               Loomis, Sayles & Company, L.P.
MFS(R) Total Return                                   Massachusetts Financial Services Company
MetLife Mid Cap Stock Index                           MetLife Investment Advisors Company, LLC/(3)/
MetLife Stock Index                                   MetLife Investment Advisors Company, LLC/(3)/
Morgan Stanley EAFE(R) Index                          MetLife Investment Advisors Company, LLC/(3)/
Neuberger Berman Mid Cap Value                        Neuberger Berman Management Inc.
Oppenheimer Global Equity                             OppenheimerFunds, Inc.
Russell 2000(R) Index                                 MetLife Investment Advisors Company, LLC/(3)/
T. Rowe Price Large Cap Growth                        T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth                        T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Western Asset Management Company
Western Asset Management U.S. Government              Western Asset Management Company
Zenith Equity/(4)/                                    N/A/(4)/
MetLife Aggressive Allocation/(5)/                    N/A/(5)/
MetLife Conservative Allocation/(5)/                  N/A/(5)/
MetLife Conservative to Moderate Allocation/(5)/      N/A/(5)/
MetLife Moderate Allocation/(5)/                      N/A/(5)/
MetLife Moderate to Aggressive Allocation/(5)/        N/A/(5)/

--------

/(1)/Effective September 28, 2006, BlackRock Advisors, LLC replaced BlackRock
     Advisors, Inc. as subadviser.

/(2)/Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY. Inc., a wholly-owned subsidiary.

/(3)/Effective April 30, 2007, MetLife Investment Advisors Company, LLC replaced Metropolitan Life Insurance Company as subadviser.


/(4)/The Zenith Equity Portfolio is a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio (together, the "Underlying Portfolios"). The Zenith Equity Portfolio has its own operating expenses and bears its pro rata portion of the operating expenses of the Underlying Portfolios including the management fee. Contract Owners may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of investing in the Zenith Equity Portfolio.

/(5)/Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative
    Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series Trust. Although there is no subadviser, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying portfolio has its own subadviser.

   For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.


   Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (I.E. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (I.E. subadviser).


Portfolio                                  Adviser (Subadviser)
---------                                  --------------------
BlackRock Large-Cap Core/(1)/              BlackRock Advisors, LLC
Harris Oakmark International               Harris Associates L.P.
Janus Forty Portfolio                      Janus Capital Management LLC
Lazard Mid-Cap                             Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth/(2)/ ClearBridge Advisors, LLC/(3)/
Legg Mason Value Equity                    Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture                 Lord, Abbett & Co. LLC
MFS(R) Research International              Massachusetts Financial Services Company
Met/AIM Small Cap Growth                   A I M Capital Management, Inc.
Neuberger Berman Real Estate               Neuberger Berman Management Inc.
Oppenheimer Capital Appreciation           OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond             Pacific Investment Management Company LLC
PIMCO Total Return                         Pacific Investment Management Company LLC
RCM Technology/(4)/                        RCM Capital Management LLC
T. Rowe Price Mid-Cap Growth               T. Rowe Price Associates, Inc.
Cyclical Growth and Income ETF             Gallatin Asset Management, Inc.
Cyclical Growth ETF                        Gallatin Asset Management, Inc.

--------

/(1)/Effective October 2, 2006, BlackRock Investment Trust Portfolio of the
     Metropolitan Fund changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio of the Metropolitan Fund merged with and into BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

/(2)/Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

/(3)/Effective October 2, 2006, ClearBridge Advisors, LLC replaced Janus
     Capital Management, LLC as subadviser.

/(4)/Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.


   For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

   Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.



   For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

   Fidelity Management & Research Company is the investment manager for the portfolios of the Variable Insurance Products Fund.



   For more information about the investment manager see the Variable Insurance Products fund prospectus attached at the end of this prospectus and its Statement of Additional Information which may be obtained free of charge by writing to Fidelity Distributors Corporation, 82 Devonshire Street, Boston, Massachusetts, 02109 or telephoning 1-800-356-5015.

   You can also get information about the Metropolitan Fund, Met Investors Series Trust, American Funds Insurance Series or the Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS

   An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to Eligible Funds and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliate's amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

   We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.) Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.

   We select the Eligible Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment Firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms.

   We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS."

   WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


SHARE CLASSES OF THE ELIGIBLE FUNDS

   The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


    . For the Metropolitan Fund we offer Class A shares of the BlackRock Bond Income, BlackRock Legacy Large Cap Growth, BlackRock Money Market, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Jennison Growth, Loomis Sayles Small Cap, MFS(R) Total Return (for Contracts issued before
       May 1, 1995 and Contracts in the annuity phase issued on and after May 1, 1995), MetLife Stock Index (for Contracts issued before May 1, 1995 and Contracts in the annuity phase issued on and after May 1,
       1995), Western Asset Management Strategic Bond Opportunities, Western Asset Management U.S. Government and Zenith Equity Portfolios; Class B shares of the BlackRock Aggressive Growth, BlackRock Diversified, FI Large Cap Portfolio, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MetLife Mid Cap Stock Index, MetLife Stock Index (for Contracts issued after May 1, 1995 in the accumulation phase), Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value, Oppenheimer Global Equity, Russell 2000(R) Index,
       T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth,

       MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the Harris Oakmark Large Cap Value, BlackRock Large Cap Value and MFS Total Return (for Contracts issued on or after May 1, 1995 in the accumulation phase) Portfolios.

    . For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio, which is Class E and the Legg Mason Value Equity, which is Class A.


    .  For the American Funds Insurance Series, we offer Class 2 shares only.


    .  For Fidelity(R) Variable Insurance Products, we offer Initial Class only.


   Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



TRANSFER PRIVILEGE

--GENERAL


   The Company currently allows an unlimited number of free transfers per Contract Year prior to annuitization. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. After variable annuity payments have commenced, we reserve the right to restrict your transfers to one per Contract year. Currently, we do not impose this limit. The Fixed Account is not available under variable payment options. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten accounts, including the Fixed Account. Transfers will be accomplished at the relative net asset values per share of the particular Eligible Funds next determined after the request is received by the Company's Designated Office. See "Requests and Elections" for information regarding transfers made by written request, by telephone or by fax.

   We reserve the right to restrict transfers out of the Fixed Account with respect to timing, frequency and amount. Currently, we are not imposing these limits but we may reimpose them at any time.


--MARKET TIMING


   Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

   We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., American Funds Global Small Capitalization Fund, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin-Templeton Small Cap Growth

Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Research International Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, VIP Overseas Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

   We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

   AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.

   Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m.

   Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract

Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

   The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.

   In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

DOLLAR COST AVERAGING

   GUARANTEED ACCOUNT. If you have selected an enhanced dollar cost averaging program, and if the selected day for a transfer from the guaranteed account to your selected subaccounts is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.

PURCHASE PAYMENTS

    . We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

    . We will not accept purchase payments made with cash, money orders or travelers checks.

SUSPENSION OF PAYMENTS

   We will normally pay withdrawal or loan proceeds within seven days after receipt of a request at our Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts and the Fixed Account when permitted under applicable federal laws, rules and regulations. Current Federal law permits such suspension or postponement if; (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets, or; (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

   Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any requests for withdrawals, surrenders, loan, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your Contract to government regulators.

   We may also withhold payment of surrender or loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWALS

   If you have selected the Systematic Withdrawal feature and would like to receive your Systematic Withdrawal payment on or about the first of the month, you should make your request by the 20th day of the month.


REQUESTS AND ELECTIONS

   We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

   Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:

    . By telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

    .  Through your Registered Representative

    . In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594; or

    .  By fax (515) 457-4301

    . For transfers or reallocation of future purchase payments, by Internet at http://www.nef.com.

   If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

   All other requests must be in written form, satisfactory to us. We may allow for a withdrawal, transfer, or reallocation over the telephone or by fax, which may be subject to certain limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.


   We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

   All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

   Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

   A recording of daily unit values is available by calling 1-800-333-2501.

                               ANNUITY PAYMENTS


   By the time the Annuitant reaches age 95 (age 90 or ten years after issue of your Contract in New York State), and if you do not either elect to extend the maturity date on the Contract, select a pay-out option or withdraw your entire Contract Value, and your Contract was not issued under certain retirement plans, we will automatically issue you a life annuity with a 10 year guarantee.

   During the Annuity Period, the following sub-accounts are currently not available: MFS Total Return (Class E), BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital appreciation, FI Large Cap, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth & Income ETF, Cyclical Growth ETF, American Funds Bond and PIMCO Inflation Protected Bond Sub-accounts. For information regarding the impact of Sub-account transfers on the level of annuity payments, see the Statement of Additional Information.


                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

   The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

      1. Plans qualified under Section 401(a), 401(k), or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code"). (At this time, the Contracts are only available on a limited basis to plans qualified under

   Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

      2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

      3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"). SARSEPs are only allowed if owned prior to January 1, 1997;

      4. Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

      5. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

      6. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").


   An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should NOT be purchased for use with such plans.


   For any tax qualified account (E.G. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

   A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

   In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.


   Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.


                       FEDERAL INCOME TAX CONSIDERATIONS

   The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.


   Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

   OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.


TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.


   It is conceivable that the charges for certain benefits such as the guaranteed death benefit could be considered to be taxable each year as deemed distributions from the Contract to pay for non-annuity benefits. We currently treat these charges as an intrinsic part of the annuity contract and do not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


   In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    .  made on or after the taxpayer reaches age 59 1/2;

    .  made on or after the death of an Owner;

    .  attributable to the taxpayer's becoming disabled;

    . made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

    . under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


   Once income payments commence, you may not be able to transfer withdrawals to another non-qualified annuity contract in a tax-free Section 1035 exchange.


   In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

   The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

   Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

   Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 591/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract. At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.


   Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

   Additionally, if you are under age 591/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 591/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

   The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in the prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


   MULTIPLE CONTRACTS. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax advisor.

   FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for Owners age 50 or older, $5,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The Contract may provide death benefits that could exceed the greater of premiums paid or the Contract Value. The final required minimum distribution income tax regulations generally treat such benefit as part of the annuity contract and not as life insurance and require the value of such benefit to be included in the participant's interest that is subject to the required minimum distribution rules.

   THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

   SIMPLE IRA'S permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59-1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


   ROTH IRAS, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.


   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of
(1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59-1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

   Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


   The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

   HURRICANE RELIEF. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

   To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

   LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

   SECTION 457(B) PLAN. An eligible section 457 plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer which must be a tax-exempt entity under Section 501(c) of the Code. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


   LOANS. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(P) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

   OTHER TAX ISSUES. Qualified Contracts (including Contracts under Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


   Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.


   The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

   Distributions from Qualified Contracts generally are subject to withholding for the Owner's Federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


   "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

   TAX CREDITS AND DEDUCTIONS. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

   COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:


    . The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

    . The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

    . The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

   See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

   FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

   GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

   ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

   ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes they may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


                                 VOTING RIGHTS

   We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

   Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

   We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

   We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

   The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.


                           DISTRIBUTION OF CONTRACTS


   We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Tables" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all purchase payments allocated to the American Funds Bond Fund, the American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the Contract.

   The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year. We may also pay a commission when the Contract is annuitized. The amount of the commission payable upon annuitization will depend on several factors, including the number of years the Contract has been in force.


   Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.


   Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partner may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.


   Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the Sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash Compensation to their Sales representatives.

   In addition to the payments listed above, MetLife makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

   Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

   The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

   A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

   Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.


   We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.


                               LEGAL PROCEEDINGS


   In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

   It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Variable Account or upon the ability of New England Securities Corporation to perform its contract with the Variable Account or of MetLife to meet its obligations under the Contracts.

                             FINANCIAL STATEMENTS

   Financial statements for the Variable Account and Metropolitan Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.

                           ACCUMULATION UNIT VALUES
         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                       THE NEW ENGLAND VARIABLE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


   Set forth below are accumulation unit values through December 31, 2006 for each Sub-account of The New England Variable Account.



                                                   1.35% VARIABLE ACCOUNT CHARGE
                                          ------------------------------------------------
                                                                            NUMBER OF
                                          ACCUMULATION                  ACCUMULATION UNITS
                                           UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                          AT BEGINNING    UNIT VALUE      END OF PERIOD
                                           OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                          ------------ ---------------- ------------------
Fidelity(R) VIP Equity-Income Sub-Account
   10/1/1993 to 12/31/1993*..............    1.980          1.992            5,649,743
   1/1/1994 to 12/31/1994................    1.992          2.104           25,852,849
   1/1/1995 to 12/31/1995................    2.104          2.804           38,010,655
   1/1/1996 to 12/31/1996................    2.804          3.162           44,037,798
   1/1/1997 to 12/31/1997................    3.162          3.996           45,104,192
   1/1/1998 to 12/31/1998................    3.996          4.401           42,926,506
   1/1/1999 to 12/31/1999................    4.401          4.617           37,676,846
   1/1/2000 to 12/31/2000................    4.617          4.939           28,617,928
   1/1/2001 to 12/31/2001................    4.939          4.631           24,545,075
   1/1/2002 to 12/31/2002................    4.631          3.794           19,947,966
   1/1/2003 to 12/31/2003................    3.794          4.879           16,865,067
   1/1/2004 to 12/31/2004................    4.879          5.368           13,982,830
   1/1/2005 to 12/31/2005................    5.368          5.607           11,401,848
   1/1/2006 to 12/31/2006................    5.607          6.649            9,106,833
Fidelity(R) VIP Overseas Sub-Account
   10/1/1993 to 12/31/1993*..............    1.458          1.532           10,878,551
   1/1/1994 to 12/31/1994................    1.532          1.538           43,034,544
   1/1/1995 to 12/31/1995................    1.538          1.664           41,273,183
   1/1/1996 to 12/31/1996................    1.664          1.859           44,846,316
   1/1/1997 to 12/31/1997................    1.859          2.046           45,289,247
   1/1/1998 to 12/31/1998................    2.046          2.276           40,546,153
   1/1/1999 to 12/31/1999................    2.276          3.202           36,251,177
   1/1/2000 to 12/31/2000................    3.202          2.556           33,830,970
   1/1/2001 to 12/31/2001................    2.556          1.987           26,663,772
   1/1/2002 to 12/31/2002................    1.987          1.563           21,187,678
   1/1/2003 to 12/31/2003................    1.563          2.211           17,591,860
   1/1/2004 to 12/31/2004................    2.211          2.479           14,387,457
   1/1/2005 to 12/31/2005................    2.479          2.911           11,693,540
   1/1/2006 to 12/31/2006................    2.911          3.392            9,241,542


--------
*  Date these Sub-accounts were first available.

                                                                                     NUMBER OF
                                                 ACCUMULATION                    ACCUMULATION UNITS
                                                  UNIT VALUE     ACCUMULATION      OUTSTANDING AT
                                                 AT BEGINNING     UNIT VALUE       END OF PERIOD
                                                  OF PERIOD    AT END OF PERIOD    (IN THOUSANDS)
                                                 ------------  ----------------  ------------------
BlackRock Aggressive Growth Sub-Account
   5/1/2004 to 12/31/2004*....................      33.837          37.527                1,917
   1/1/2005 to 12/31/2005.....................      37.527          40.888                2,225
   1/1/2006 to 12/31/2006.....................      40.888          42.951                1,679
BlackRock Bond Income Sub-Account
   10/5/1988 to 12/31/1988*...................       1.631           1.634              299,002
   1/1/1989 to 12/31/1989.....................       1.634           1.810            4,287,540
   1/1/1990 to 12/31/1990.....................       1.810           1.930           10,139,527
   1/1/1991 to 12/31/1991.....................       1.930           2.247           17,797,335
   1/1/1992 to 12/31/1992.....................       2.247           2.398           28,871,719
   1/1/1993 to 12/31/1993.....................       2.398           2.664           41,939,487
   1/1/1994 to 12/31/1994.....................       2.664           2.540           41,657,182
   1/1/1995 to 12/31/1995.....................       2.540           3.037           42,231,987
   1/1/1996 to 12/31/1996.....................       3.037           3.134           41,138,874
   1/1/1997 to 12/31/1997.....................       3.134           3.429           37,260,367
   1/1/1998 to 12/31/1998.....................       3.429           3.689           38,630,894
   1/1/1999 to 12/31/1999.....................       3.689           3.622           32,707,422
   1/1/2000 to 12/31/2000.....................       3.622           3.865           25,348,903
   1/1/2001 to 12/31/2001.....................       3.865           4.149           25,107,756
   1/1/2002 to 12/31/2002.....................       4.149           4.439           21,965,782
   1/1/2003 to 12/31/2003.....................       4.439           4.636           17,110,556
   1/1/2004 to 12/31/2004.....................       4.636           4.776           13,806,056
   1/1/2005 to 12/31/2005.....................       4.776           4.826           11,248,007
   1/1/2006 to 12/31/2006.....................       4.826           4.972            8,289,225
BlackRock Diversified Sub-Account
   5/1/2004 to 12/31/2004*....................      35.648          38.475                3,077
   1/1/2005 to 12/31/2005.....................      38.475          39.030                  846
   1/1/2006 to 12/31/2006.....................      39.030          42.454                1,423
BlackRock Large-Cap Core Sub-Account/(14)/ (previously BlackRock Large Cap Sub-Account, before that,
  BlackRock Investment Trust Sub-Account)
   5/1/2001 to 12/31/2001*......................     7.438           6.526               31,594
   1/1/2002 to 12/31/2002.......................     6.526           4.746               39,946
   1/1/2003 to 12/31/2003.......................     4.746           6.083               80,379
   1/1/2004 to 12/31/2004.......................     6.083           6.637               65,779
   1/1/2005 to 12/31/2005.......................     6.637           6.766               70,894
   1/1/2006 to 12/31/2006.......................     6.766           7.599               50,579
BlackRock Large Cap Value Sub-Account
   5/1/2002 to 12/31/2002*......................     1.000           0.793               73,924
   1/1/2003 to 12/31/2003.......................     0.793           1.059              374,652
   1/1/2004 to 12/31/2004.......................     1.059           1.184              813,927
   1/1/2005 to 12/31/2005.......................     1.184           1.235              722,685
   1/1/2006 to 12/31/2006.......................     1.235           1.452              925,880
BlackRock Legacy Large Cap Growth Sub-Account
   10/31/1994 to 12/31/1994*....................     1.000           0.956            1,857,319
   1/1/1995 to 12/31/1995.......................     0.956           1.402           24,163,685
   1/1/1996 to 12/31/1996.......................     1.402           1.566           40,025,594


--------
*  Date these Sub-accounts were first available.

                                                                        NUMBER OF
                                      ACCUMULATION                  ACCUMULATION UNITS
                                       UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                      AT BEGINNING    UNIT VALUE      END OF PERIOD
                                       OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                      ------------ ---------------- ------------------
   1/1/1997 to 12/31/1997............    1.566          1.941           44,518,891
   1/1/1998 to 12/31/1998............    1.941          2.829           49,255,773
   1/1/1999 to 12/31/1999............    2.829          3.744           60,072,709
   1/1/2000 to 12/31/2000............    3.744          3.189           64,809,207
   1/1/2001 to 12/31/2001............    3.189          2.767           53,583,938
   1/1/2002 to 12/31/2002............    2.767          1.825           40,343,771
   1/1/2003 to 12/31/2003............    1.825          2.433           32,774,920
   1/1/2004 to 12/31/2004............    2.433          2.612           26,001,425
   1/1/2005 to 12/31/2005............    2.612          2.757           20,745,322
   1/1/2006 to 12/31/2006............    2.757          2.833           15,541,248
BlackRock Money Market Sub-Account
   9/29/1988 to 12/31/1988*..........    1.384          1.408              915,605
   1/1/1989 to 12/31/1989............    1.408          1.518                    0
   1/1/1990 to 12/31/1990............    1.518          1.620           21,629,006
   1/1/1991 to 12/31/1991............    1.620          1.697           26,332,938
   1/1/1992 to 12/31/1992............    1.697          1.738           26,759,532
   1/1/1993 to 12/31/1993............    1.738          1.766           25,016,975
   1/1/1994 to 12/31/1994............    1.766          1.811           30,220,356
   1/1/1995 to 12/31/1995............    1.811          1.889           33,015,018
   1/1/1996 to 12/31/1996............    1.889          1.959           33,412,517
   1/1/1997 to 12/31/1997............    1.959          2.036           26,785,902
   1/1/1998 to 12/31/1998............    2.036          2.114           33,716,959
   1/1/1999 to 12/31/1999............    2.114          2.190           36,481,209
   1/1/2000 to 12/31/2000............    2.190          2.295           31,587,553
   1/1/2001 to 12/31/2001............    2.295          2.353           29,851,477
   1/1/2002 to 12/31/2002............    2.353          2.355           29,978,273
   1/1/2003 to 12/31/2003............    2.355          2.342           18,712,117
   1/1/2004 to 12/31/2004............    2.342          2.333           13,448,596
   1/1/2005 to 12/31/2005............    2.333          2.369           11,440,636
   1/1/2006 to 12/31/2006............    2.369          2.449            9,821,354
BlackRock Strategic Value Sub-Account
   1/22/2001 to 12/31/2001*..........    1.234          1.401           11,264,904
   1/1/2002 to 12/31/2002............    1.401          1.087           13,358,433
   1/1/2003 to 12/31/2003............    1.087          1.611           12,946,787
   1/1/2004 to 12/31/2004............    1.611          1.833           12,076,094
   1/1/2005 to 12/31/2005............    1.833          1.884            9,355,903
   1/1/2006 to 12/31/2006............    1.884          2.169            6,464,307
Davis Venture Value Sub-Account
   10/31/1994 to 12/31/1994*.........    1.000          0.963            3,499,719
   1/1/1995 to 12/31/1995............    0.963          1.323           19,608,688
   1/1/1996 to 12/31/1996............    1.323          1.643           34,997,024
   1/1/1997 to 12/31/1997............    1.643          2.163           53,997,107
   1/1/1998 to 12/31/1998............    2.163          2.442           58,765,470
   1/1/1999 to 12/31/1999............    2.442          2.831           57,370,889
   1/1/2000 to 12/31/2000............    2.831          3.059           59,644,558
   1/1/2001 to 12/31/2001............    3.059          2.681           54,077,372
   1/1/2002 to 12/31/2002............    2.681          2.212           43,784,343


--------
*  Date these Sub-accounts were first available.

                                                                                                NUMBER OF
                                                   ACCUMULATION                             ACCUMULATION UNITS
                                                    UNIT VALUE          ACCUMULATION          OUTSTANDING AT
                                                   AT BEGINNING          UNIT VALUE           END OF PERIOD
                                                    OF PERIOD         AT END OF PERIOD        (IN THOUSANDS)
                                                   ------------       ----------------      ------------------
   1/1/2003 to 12/31/2003.......................       2.212                2.856               37,120,735
   1/1/2004 to 12/31/2004.......................       2.856                3.166               31,393,749
   1/1/2005 to 12/31/2005.......................       3.166                3.446               26,814,147
   1/1/2006 to 12/31/2006.......................       3.446                3.895               20,779,165
FI International Stock Sub-Account/(8)/ (previously Putnam International Stock Sub-Account)
   10/31/1994 to 12/31/1994*......................     1.402                1.306                2,473,991
   1/1/1995 to 12/31/1995.........................     1.306                1.299                9,383,114
   1/1/1996 to 12/31/1996.........................     1.299                1.259               13,845,613
   1/1/1997 to 12/31/1997.........................     1.259                1.213               14,635,944
   1/1/1998 to 12/31/1998.........................     1.213                1.466               13,860,555
   1/1/1999 to 12/31/1999.........................     1.466                1.684               12,308,176
   1/1/2000 to 12/31/2000.........................     1.684                1.494               13,507,918
   1/1/2001 to 12/31/2001.........................     1.494                1.170               12,484,035
   1/1/2002 to 12/31/2002.........................     1.170                0.953               11,478,963
   1/1/2003 to 12/31/2003.........................     0.953                1.203                9,688,303
   1/1/2004 to 12/31/2004.........................     1.203                1.403                7,713,228
   1/1/2005 to 12/31/2005.........................     1.403                1.634                6,649,210
   1/1/2006 to 12/31/2006.........................     1.634                1.878                4,823,394
FI Large Cap Sub-Account
   5/1/2006* to 12/31/2006........................    17.174               17.380                      102
FI Mid Cap Opportunities Sub-Account/(10)/
   5/1/2002 to 12/31/2002*........................     1.000                0.811                        0
   1/1/2003 to 12/31/2003.........................     0.811                1.136                  765,033
   1/1/2004 to 4/30/2004..........................     1.136                1.126                  900,393
FI Mid Cap Opportunities Sub-Account (previously Janus Mid Cap Sub-Account)/(11)/
   1/22/2001 to 12/31/2001*.......................     2.599                1.552                1,630,351
   1/1/2002 to 12/31/2002.........................     1.552                1.085                1,138,071
   1/1/2003 to 12/31/2003.........................     1.085                1.437                1,239,384
   1/1/2004 to 12/31/2004.........................     1.437                1.656                1,530,755
   1/1/2005 to 12/31/2005.........................     1.656                1.743                1,164,331
   1/1/2006 to 12/31/2006.........................     1.743                1.918                  710,831
FI Value Leaders Sub-Account
   10/1/1993 to 12/31/1993*.......................     1.105                1.132                3,359,317
   1/1/1994 to 12/31/1994.........................     1.132                1.103               16,092,325
   1/1/1995 to 12/31/1995.........................     1.103                1.486               21,168,965
   1/1/1996 to 12/31/1996.........................     1.486                1.731               26,104,465
   1/1/1997 to 12/31/1997.........................     1.731                2.279               30,306,103
   1/1/1998 to 12/31/1998.........................     2.279                2.799               35,514,558
   1/1/1999 to 12/31/1999.........................     2.799                3.019               35,663,197
   1/1/2000 to 12/31/2000.........................     3.019                2.825               29,466,287
   1/1/2001 to 12/31/2001.........................     2.825                2.399               23,466,287
   1/1/2002 to 12/31/2002.........................     2.399                1.906               17,850,173
   1/1/2003 to 12/31/2003.........................     1.906                2.387               14,261,808
   1/1/2004 to 12/31/2004.........................     2.387                2.678               11,794,230
   1/1/2005 to 12/31/2005.........................     2.678                2.925                9,811,468
   1/1/2006 to 12/31/2006.........................     2.925                3.230                7,639,482


--------
*  Date these Sub-accounts were first available.

                                                                                  NUMBER OF
                                                ACCUMULATION                  ACCUMULATION UNITS
                                                 UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                                AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                 OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                                ------------ ---------------- ------------------
Franklin Templeton Small Cap Growth Sub-Account
   5/1/2001 to 12/31/2001*.....................    1.000          0.880              609,228
   1/1/2002 to 12/31/2002......................    0.880          0.625            1,263,448
   1/1/2003 to 12/31/2003......................    0.625          0.891            1,909,751
   1/1/2004 to 12/31/2004......................    0.891          0.977            1,713,732
   1/1/2005 to 12/31/2005......................    0.977          1.007            1,506,541
   1/1/2006 to 12/31/2006......................    1.007          1.090              901,547
Harris Oakmark Focused Value Sub-Account
   10/1/1993 to 12/31/1993*....................    1.125          1.137            4,515,611
   1/1/1994 to 12/31/1994......................    1.137          1.119           15,572,344
   1/1/1995 to 12/31/1995......................    1.119          1.439           19,773,057
   1/1/1996 to 12/31/1996......................    1.439          1.669           24,345,379
   1/1/1997 to 12/31/1997......................    1.669          1.932           24,035,279
   1/1/1998 to 12/31/1998......................    1.932          1.802           21,347,155
   1/1/1999 to 12/31/1999......................    1.802          1.784           17,151,815
   1/1/2000 to 12/31/2000......................    1.784          2.120           15,593,693
   1/1/2001 to 12/31/2001......................    2.120          2.673           23,265,733
   1/1/2002 to 12/31/2002......................    2.673          2.404           22,307,958
   1/1/2003 to 12/31/2003......................    2.404          3.146           20,350,274
   1/1/2004 to 12/31/2004......................    3.146          3.412           17,678,283
   1/1/2005 to 12/31/2005......................    3.412          3.703           14,874,735
   1/1/2006 to 12/31/2006......................    3.703          4.108           10,785,440
Harris Oakmark International Sub-Account
   5/1/2002 to 12/31/2002*.....................    1.060          0.884                8,900
   1/1/2003 to 12/31/2003......................    0.884          1.179              952,956
   1/1/2004 to 12/31/2004......................    1.179          1.404            2,168,632
   1/1/2005 to 12/31/2005......................    1.404          1.583            3,570,280
   1/1/2006 to 12/31/2006......................    1.583          2.014            3,872,901
Harris Oakmark Large Cap Value Sub-Account
   5/1/2002 to 12/31/2002*.....................    1.186          0.973              793,465
   1/1/2003 to 12/31/2003......................    0.973          1.203            2,130,663
   1/1/2004 to 12/31/2004......................    1.203          1.321            2,319,472
   1/1/2005 to 12/31/2005......................    1.321          1.284            1,934,007
   1/1/2006 to 12/31/2006......................    1.284          1.493            1,222,651
Jennison Growth Sub-Account/(12)/ (previously Met/Putnam Voyager Sub-Account)
   1/22/2001 to 12/31/2001*....................    0.753          0.494            2,569,263
   1/1/2002 to 12/31/2002......................    0.494          0.346            2,363,367
   1/1/2003 to 12/31/2003......................    0.346          0.430            2,208,850
   1/1/2004 to 12/31/2004......................    0.430          0.445            1,342,940
   1/1/2005 to 4/30/2005.......................    0.445          0.406            1,146,456
Jennison Growth Sub-Account
   5/1/2005 to 12/31/2005*.....................    0.411          0.495              980,101
   1/1/2006 to 12/31/2006......................    0.495          0.502              743,175
Lazard Mid-Cap Sub-Account
   5/1/2002 to 12/31/2002*.....................    1.140          0.967              418,397
   1/1/2003 to 12/31/2003......................    0.967          1.204              749,950
   1/1/2004 to 12/31/2004......................    1.204          1.359              752,154


--------
*  Date these Sub-accounts were first available.

                                                                                          NUMBER OF
                                                     ACCUMULATION                     ACCUMULATION UNITS
                                                      UNIT VALUE      ACCUMULATION      OUTSTANDING AT
                                                     AT BEGINNING      UNIT VALUE       END OF PERIOD
                                                      OF PERIOD     AT END OF PERIOD    (IN THOUSANDS)
                                                     ------------   ----------------  ------------------
   1/1/2005 to 12/31/2005.........................        1.359            1.449             722,942
   1/1/2006 to 12/31/2006.........................        1.449            1.639             559,822
Legg Mason Partners Aggressive Growth Sub-Account/(9)(16)/ (previously Legg Mason Aggresive Growth Sub-
  Account and before that Janus Aggressive Growth Sub-Account and before that, Janus Growth Sub-Acccount)
   5/1/2001 to 12/31/2001*..........................      1.000            0.775             344,674
   1/1/2002 to 12/31/2002...........................      0.775            0.529             566,433
   1/1/2003 to 12/31/2003...........................      0.529            0.678             581,098
   1/1/2004 to 12/31/2004...........................      0.678            0.725             499,763
   1/1/2005 to 12/31/2005...........................      0.725            0.813             599,986
   1/1/2006 to 12/31/2006...........................      0.813            0.788             665,493
Legg Mason Value Equity Sub-Account (previously MFS(R) Investors Trust Sub-Account Class A)/(13)/
   7/2/2001* to 12/31/2001..........................      0.898            0.833             311,202
   1/1/2002 to 12/31/2002...........................      0.833            0.656             743,289
   1/1/2003 to 12/31/2003...........................      0.656            0.788             835,828
   1/1/2004 to 12/31/2004...........................      0.788            0.866           1,323,979
   1/1/2005 to 12/31/2005...........................      0.866            0.916             860,656
   1/1/2006 to 4/30/2006............................      0.916            0.959                   0
Legg Mason Value Equity Sub-Account (previously MFS(R) Research Managers Sub-Account)/(4)/
   7/2/2001* to 12/31/2001..........................   0.980259         0.880195             129,693
   1/1/2002 to 12/31/2002...........................   0.880195         0.658958             437,219
   1/1/2003 to 12/31/2003...........................   0.658956         0.806814             703,559
   1/1/2004 to 12/31/2004...........................   0.806814         0.822299             621,980
Legg Mason Value Equity Sub-Account
   5/1/2006* to 12/31/2006..........................      0.955            1.025             569,853
Lehman Brothers Aggregate Bond Index Sub-Account
   1/22/2001 to 12/31/2001*.........................      1.077            1.131           2,019,440
   1/1/2002 to 12/31/2002...........................      1.131            1.226           5,543,843
   1/1/2003 to 12/31/2003...........................      1.226            1.251           4,465,718
   1/1/2004 to 12/31/2004...........................      1.251            1.281           3,813,153
   1/1/2005 to 12/31/2005...........................      1.281            1.288           2,859,445
   1/1/2006 to 12/31/2006...........................      1.288            1.319           1,918,121
Loomis Sayles Small Cap Sub-Account
   5/2/1994 to 12/31/1994*..........................      1.000            0.959           2,988,971
   1/1/1995 to 12/31/1995...........................      0.959            1.219          13,533,326
   1/1/1996 to 12/31/1996...........................      1.219            1.572          26,307,748
   1/1/1997 to 12/31/1997...........................      1.572            1.936          39,442,109
   1/1/1998 to 12/31/1998...........................      1.936            1.878          40,318,239
   1/1/1999 to 12/31/1999...........................      1.878            2.441          32,700,400
   1/1/2000 to 12/31/2000...........................      2.441            2.535          39,281,394
   1/1/2001 to 12/31/2001...........................      2.535            2.280          31,036,981
   1/1/2002 to 12/31/2002...........................      2.280            1.764          24,037,246
   1/1/2003 to 12/31/2003...........................      1.764            2.375          20,108,467
   1/1/2004 to 12/31/2004...........................      2.375            2.728          16,931,562
   1/1/2005 to 12/31/2005...........................      2.728            2.877          14,046,323
   1/1/2006 to 12/31/2006...........................      2.877            3.313          11,044,902
Lord Abbett Bond Debenture Sub-Account
   5/1/2001 to 12/31/2001*..........................      1.389            1.375             199,974
   1/1/2002 to 12/31/2002...........................      1.375            1.349             841,031


--------
*  Date these Sub-accounts were first available.

                                                                                   NUMBER OF
                                                 ACCUMULATION                  ACCUMULATION UNITS
                                                  UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                                 AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                  OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                                 ------------ ---------------- ------------------
   1/1/2003 to 12/31/2003....................        1.349          1.585           1,736,428
   1/1/2004 to 12/31/2004....................        1.585          1.692           1,823,231
   1/1/2005 to 12/31/2005....................        1.692          1.694           1,693,088
   1/1/2006 to 12/31/2006....................        1.694          1.824           1,718,081
MFS(R) Research International Sub-Account
   5/1/2001 to 12/31/2001*...................        0.972          0.848             262,000
   1/1/2002 to 12/31/2002....................        0.848          0.738             481,522
   1/1/2003 to 12/31/2003....................        0.738          0.962             928,006
   1/1/2004 to 12/31/2004....................        0.962          1.134           1,446,531
   1/1/2005 to 12/31/2005....................        1.134          1.303           1,520,771
   1/1/2006 to 12/31/2006....................        1.303          1.627           1,515,531
MFS(R) Total Return Sub-Account Class A/(1)/
   9/21/1988 to 12/31/1988*..................        1.042          1.063             731,349
   1/1/1989 to 12/31/1989....................        1.063          1.249                   0
   1/1/1990 to 12/31/1990....................        1.249          1.272          18,099,540
   1/1/1991 to 12/31/1991....................        1.272          1.508          26,478,398
   1/1/1992 to 12/31/1992....................        1.508          1.588          41,588,546
   1/1/1993 to 12/31/1993....................        1.588          1.733          60,696,659
   1/1/1994 to 12/31/1994....................        1.733          1.691          61,961,278
   1/1/1995 to 12/31/1995....................        1.691          2.190          56,145,463
   1/1/1996 to 12/31/1996....................        2.190          2.485          52,130,165
   1/1/1997 to 12/31/1997....................        2.485          3.103          48,490,618
   1/1/1998 to 12/31/1998....................        3.103          3.664          42,358,784
   1/1/1999 to 12/31/1999....................        3.664          3.975          37,391,028
   1/1/2000 to 12/31/2000....................        3.975          3.789          30,014,285
   1/1/2001 to 12/31/2001....................        3.789          3.596          24,501,065
   1/1/2002 to 12/31/2002....................        3.596          3.357          19,130,634
   1/1/2003 to 12/31/2003....................        3.357          3.875          15,049,705
   1/1/2004 to 12/31/2004....................        3.875          4.253          13,288,556
   1/1/2005 to 12/31/2005....................        4.253          4.327          11,053,293
   1/1/2006 to 12/31/2006....................        4.327          4.790           8,690,741
MFS(R) Total Return Sub-Account Class A/(2)/ (previously Balanced Sub-Account)
   10/31/1994 to 12/31/1994*....................     1.000          0.997           1,736,189
   1/1/1995 to 12/31/1995.......................     0.997          1.227          10,987,597
   1/1/1996 to 12/31/1996.......................     1.227          1.415          20,107,324
   1/1/1997 to 12/31/1997.......................     1.415          1.622          28,677,041
   1/1/1998 to 12/31/1998.......................     1.622          1.747          30,824,135
   1/1/1999 to 12/31/1999.......................     1.747          1.636          27,038,754
   1/1/2000 to 12/31/2000.......................     1.636          1.583          19,606,177
   1/1/2001 to 12/31/2001.......................     1.583          1.492          17,247,901
   1/1/2002 to 12/31/2002.......................     1.492          1.273          14,361,234
   1/1/2003 to 12/31/2003.......................     1.273          1.504          12,665,983
   1/1/2004 to 4/30/2004........................     1.504          1.492          12,220,963
MFS(R) Total Return Sub-Account Class E/(2)/
   5/1/2004 to 12/31/2004*......................    38.200         41.490             338,825
   1/1/2005 to 12/31/2005.......................    41.490         42.144             294,937
   1/1/2006 to 12/31/2006.......................    42.144         46.585             217,164


--------
*  Date these Sub-accounts were first available.

                                                                                  NUMBER OF
                                                ACCUMULATION                  ACCUMULATION UNITS
                                                 UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                                AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                 OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                                ------------ ---------------- ------------------
Met/AIM Small Cap Growth Sub-Account
   5/1/2002 to 12/31/2002*.....................    1.122          0.848              556,582
   1/1/2003 to 12/31/2003......................    0.848          1.162            1,320,114
   1/1/2004 to 12/31/2004......................    1.162          1.220              802,132
   1/1/2005 to 12/31/2005......................    1.220          1.303              674,289
   1/1/2006 to 12/31/2006......................    1.303          1.468              392,663
MetLife Mid Cap Stock Index Sub-Account
   1/22/2001 to 12/31/2001*....................    1.036          1.031            1,448,527
   1/1/2002 to 12/31/2002......................    1.031          0.863            2,232,301
   1/1/2003 to 12/31/2003......................    0.863          1.146            2,512,009
   1/1/2004 to 12/31/2004......................    1.146          1.308            2,683,144
   1/1/2005 to 12/31/2005......................    1.308          1.446            2,080,739
   1/1/2006 to 12/31/2006......................    1.446          1.567            1,893,215
MetLife Stock Index Sub-Account Class A/(5)(7)/
   8/1/1992 to 12/31/1992*.....................    1.592          1.644           21,583,607
   1/1/1993 to 12/31/1993......................    1.644          1.780           11,017,884
   1/1/1994 to 12/31/1994......................    1.780          1.775           14,282,355
   1/1/1995 to 12/31/1995......................    1.775          2.398           15,539,609
   1/1/1996 to 12/31/1996......................    2.398          2.898           15,623,253
   1/1/1997 to 12/31/1997......................    2.898          3.788           15,874,978
   1/1/1998 to 12/31/1998......................    3.788          4.781           15,292,906
   1/1/1999 to 12/31/1999......................    4.781          5.678           15,111,062
   1/1/2000 to 12/31/2000......................    5.678          5.096           13,740,976
   1/1/2001 to 12/31/2001......................    5.096          3.682           14,020,250
   1/1/2002 to 12/31/2002......................    3.682          2.822           11,436,136
   1/1/2003 to 12/31/2003......................    2.822          3.569            9,542,274
   1/1/2004 to 12/31/2004......................    3.569          3.892            7,653,999
   1/1/2005 to 12/31/2005......................    3.892          4.018            6,132,270
   1/1/2006 to 12/31/2006......................    4.018          4.577            4,820,404
MetLife Stock Index Sub-Account Class B/(6)/
   1/22/2001 to 12/31/2001*....................    4.150          3.528              268,034
   1/1/2002 to 12/31/2002......................    3.528          2.697              603,435
   1/1/2003 to 12/31/2003......................    2.697          3.402              852,620
   1/1/2004 to 12/31/2004......................    3.402          3.702              855,202
   1/1/2005 to 12/31/2005......................    3.702          3.812              693,290
   1/1/2006 to 12/31/2006......................    3.812          4.332              499,931
Morgan Stanley EAFE(R) Index Sub-Account
   1/22/2001 to 12/31/2001*....................    1.102          0.853              641,779
   1/1/2002 to 12/31/2002......................    0.853          0.700            1,349,943
   1/1/2003 to 12/31/2003......................    0.700          0.948            1,681,173
   1/1/2004 to 12/31/2004......................    0.948          1.116            1,823,231
   1/1/2005 to 12/31/2005......................    1.116          1.243            1,939,715
   1/1/2006 to 12/31/2006......................    1.243          1.539            2,247,025
Neuberger Berman Mid Cap Sub-Account
   5/1/2001 to 12/31/2001*.....................    1.543          1.503              245,461
   1/1/2002 to 12/31/2002......................    1.503          1.336            2,012,000
   1/1/2003 to 12/31/2003......................    1.336          1.795            1,750,230


--------
*  Date these Sub-accounts were first available.

                                                                                    NUMBER OF
                                                ACCUMULATION                    ACCUMULATION UNITS
                                                 UNIT VALUE     ACCUMULATION      OUTSTANDING AT
                                                AT BEGINNING     UNIT VALUE       END OF PERIOD
                                                 OF PERIOD    AT END OF PERIOD    (IN THOUSANDS)
                                                ------------  ----------------  ------------------
   1/1/2004 to 12/31/2004....................       1.795           2.172            3,099,203
   1/1/2005 to 12/31/2005....................       2.172           2.398            3,489,753
   1/1/2006 to 12/31/2006....................       2.398           2.631            2,793,921
Neuberger Berman Real Estate Sub-Account
   5/1/2004 to 12/31/2004*...................       9.999          12.818              124,242
   1/1/2005 to 12/31/2005....................      12.818          14.349              179,430
   1/1/2006 to 12/31/2006....................      14.349          19.478              296,783
Oppenheimer Capital Appreciation Sub-Account
   5/1/2005 to 12/31/2005*...................      10.024          10.888               15,335
   1/1/2006 to 12/31/2006....................      10.888          11.560               23,353
Oppenheimer Global Equity Sub-Account
   5/1/2004 to 12/31/2004*...................      12.799          14.768                7,408
   1/1/2005 to 12/31/2005....................      14.768          16.899               26,823
   1/1/2006 to 12/31/2006....................      16.899          19.400               35,975
PIMCO Inflation Protection Bond Sub-Account
   5/1/2006* to 12/31/2006...................      11.012          11.123               23,194
PIMCO Total Return Sub-Account
   5/1/2001 to 12/31/2001*...................       1.001           1.054            1,887,995
   1/1/2002 to 12/31/2002....................       1.054           1.137           12,468,313
   1/1/2003 to 12/31/2003....................       1.137           1.170           11,969,667
   1/1/2004 to 12/31/2004....................       1.170           1.212           10,308,470
   1/1/2005 to 12/31/2005....................       1.212           1.222            9,832,142
   1/1/2006 to 12/31/2006....................       1.222           1.260            7,127,107
RCM Technology Sub-Account/(15)/ (previously RCM Global Technology Sub-Account)
   05/1/2001 to 12/31/2001*....................     0.823           0.610              176,284
   1/1/2002 to 12/31/2002......................     0.610           0.296              314,143
   1/1/2003 to 12/31/2003......................     0.296           0.461            1,825,498
   1/1/2004 to 12/31/2004......................     0.461           0.435            1,483,587
   1/1/2005 to 12/31/2005......................     0.435           0.476            1,063,605
   1/1/2006 to 12/31/2006......................     0.476           0.495              801,471
Russell 2000(R) Index Sub-Account
   1/22/2001 to 12/31/2001*....................     1.203           1.186            1,046,199
   1/1/2002 to 12/31/2002......................     1.186           0.929            1,956,327
   1/1/2003 to 12/31/2003......................     0.929           1.336            3,302,678
   1/1/2004 to 12/31/2004......................     1.336           1.547            3,128,640
   1/1/2005 to 12/31/2005......................     1.547           1.592            2,674,744
   1/1/2006 to 12/31/2006......................     1.592           1.847            2,502,216
T. Rowe Price Large Cap Growth Sub-Account
   5/1/2004 to 12/31/2004*.....................    11.198          12.138               15,970
   1/1/2005 to 12/31/2005......................    12.138          12.733               81,410
   1/1/2006 to 12/31/2006......................    12.733          14.182              100,235
T. Rowe Price Mid Cap Growth Sub-Account
   5/1/2001 to 12/31/2001*.....................     0.981           0.824              822,978
   1/1/2002 to 12/31/2002......................     0.824           0.455            1,945,971
   1/1/2003 to 12/31/2003......................     0.455           0.613            3,614,693
   1/1/2004 to 12/31/2004......................     0.613           0.713            4,658,094
   1/1/2005 to 12/31/2005......................     0.713           0.806            4,162,391
   1/1/2006 to 12/31/2006......................     0.806           0.845            3,391,728


--------
*  Date these Sub-accounts were first available.

                                                                                       NUMBER OF
                                                     ACCUMULATION                  ACCUMULATION UNITS
                                                      UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                                     AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                      OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                                     ------------ ---------------- ------------------
T. Rowe Price Small Growth Sub-Account
   5/1/2004 to 12/31/2004*..........................    12.426         13.252               1,999
   1/1/2005 to 12/31/2005...........................    13.252         14.476               7,208
   1/1/2006 to 12/31/2006...........................    14.476         14.800              21,181
Western Asset Management Strategic Bond Sub-Account
   10/31/1994 to 12/31/1994*........................     1.000          0.984           1,124,133
   1/1/1995 to 12/31/1995...........................     0.984          1.159           6,132,563
   1/1/1996 to 12/31/1996...........................     1.159          1.307          15,034,554
   1/1/1997 to 12/31/1997...........................     1.307          1.433          23,074,669
   1/1/1998 to 12/31/1998...........................     1.433          1.442          24,945,159
   1/1/1999 to 12/31/1999...........................     1.442          1.443          20,278,882
   1/1/2000 to 12/31/2000...........................     1.443          1.527          16,337,092
   1/1/2001 to 12/31/2001...........................     1.527          1.609          14,811,810
   1/1/2002 to 12/31/2002...........................     1.609          1.740          12,769,969
   1/1/2003 to 12/31/2003...........................     1.740          1.933          12,195,522
   1/1/2004 to 12/31/2004...........................     1.933          2.034          10,800,354
   1/1/2005 to 12/31/2005...........................     2.034          2.063           9,727,358
   1/1/2006 to 12/31/2006...........................     2.063          2.139           7,388,018
Western Asset Management U.S. Government Sub-Account
   10/31/1994 to 12/31/1994*........................     1.000          1.004             910,020
   1/1/1995 to 12/31/1995...........................     1.004          1.139           4,495,184
   1/1/1996 to 12/31/1996...........................     1.139          1.161           5,785,148
   1/1/1997 to 12/31/1997...........................     1.161          1.242           8,616,135
   1/1/1998 to 12/31/1998...........................     1.242          1.319          12,796,204
   1/1/1999 to 12/31/1999...........................     1.319          1.304          10,314,952
   1/1/2000 to 12/31/2000...........................     1.304          1.421           8,874,230
   1/1/2001 to 12/31/2001...........................     1.421          1.496          10,827,033
   1/1/2002 to 12/31/2002...........................     1.496          1.593          14,892,461
   1/1/2003 to 12/31/2003...........................     1.593          1.598          11,075,788
   1/1/2004 to 12/31/2004...........................     1.598          1.624           8,131,240
   1/1/2005 to 12/31/2005...........................     1.624          1.630           6,359,030
   1/1/2006 to 12/31/2006...........................     1.630          1.675           4,200,467
Zenith Equity Sub-Account/(3)/
   9/16/1988 to 12/31/1988*.........................     4.645          4.612             439,393
   1/1/1989 to 12/31/1989...........................     4.612          5.950                   0
   1/1/1990 to 12/31/1990...........................     5.950          5.666          12,591,788
   1/1/1991 to 12/31/1991...........................     5.666          8.608          21,719,884
   1/1/1992 to 12/31/1992...........................     8.608          7.978          33,645,983
   1/1/1993 to 12/31/1993...........................     7.978          9.050          40,091,665
   1/1/1994 to 12/31/1994...........................     9.050          8.298          43,592,961
   1/1/1995 to 12/31/1995...........................     8.298         11.300          41,663,900
   1/1/1996 to 12/31/1996...........................    11.300         13.496          41,363,155
   1/1/1997 to 12/31/1997...........................    13.496         16.442          40,200,592
   1/1/1998 to 12/31/1998...........................    16.442         21.752          33,502,039
   1/1/1999 to 12/31/1999...........................    21.752         24.831          38,236,116
   1/1/2000 to 12/31/2000...........................    24.831         23.359          27,364,614
   1/1/2001 to 12/31/2001...........................    23.359         19.257          22,565,710


--------
*  Date these Sub-accounts were first available.

                                                                                          NUMBER OF
                                                        ACCUMULATION                  ACCUMULATION UNITS
                                                         UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                                                        AT BEGINNING    UNIT VALUE      END OF PERIOD
                                                         OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                                                        ------------ ---------------- ------------------
   1/1/2002 to 12/31/2002..............................     19.257         14.832         17,578,438
   1/1/2003 to 12/31/2003..............................     14.832         19.235         14,440,815
   1/1/2004 to 12/31/2004..............................     19.235         21.064         11,979,638
   1/1/2005 to 12/31/2005..............................     21.064         22.892          9,937,720
   1/1/2006 to 12/31/2006..............................     22.892         24.456          7,924,053
MetLife Conservative Allocation Sub-Account
   5/1/2005 to 12/31/2005*.............................      9.999         10.303              4,181
   1/1/2006 to 12/31/2006..............................     10.303         10.866              6,437
MetLife Conservative to Moderate Allocation Sub-Account
   5/1/2005 to 12/31/2005*.............................      9.999         10.521              2,188
   1/1/2006 to 12/31/2006..............................     10.521         11.359             95,025
MetLife Moderate Allocation Sub-Account
   5/1/2005 to 12/31/2005*.............................      9.999         10.752             55,018
   1/1/2006 to 12/31/2006..............................     10.752         11.864            196,707
MetLife Moderate to Aggressive Allocation Sub-Account
   5/1/2005 to 12/31/2005*.............................      9.999         10.978             36,461
   1/1/2006 to 12/31/2006..............................     10.978         12.371            185,461
MetLife Aggressive Allocation Sub-Account
   5/1/2005 to 12/31/2005*.............................      9.999         11.154              5,881
   1/1/2006 to 12/31/2006..............................     11.154         12.728             70,333
Cyclical Growth and Income ETF Sub-Account
   5/1/2006* to 12/31/2006.............................     10.517         11.168                422
Cyclical Growth ETF Sub-Account
   5/1/2006* to 12/31/2006.............................     10.707         11.423                418

                                                                  1.60 VARIABLE ACCOUNT CHARGE
                                                        ------------------------------------------------
American Funds Bond Sub-Account
   5/1/2006* to 12/31/2006.............................  14.560847      15.263925             16,105
American Funds Global Small Capitalization Sub-Account
   5/1/2001 to 12/31/2001*.............................      1.479          1.345            284,714
   1/1/2002 to 12/31/2002..............................      1.345          1.071          1,031,114
   1/1/2003 to 12/31/2003..............................      1.071          1.619          1,421,682
   1/1/2004 to 12/31/2004..............................      1.619          1.926          2,017,772
   1/1/2005 to 12/31/2005..............................      1.926          2.376          2,351,449
   1/1/2006 to 12/31/2006..............................      2.376          2.901          2,577,549
American Funds Growth Sub-Account
   5/1/2001 to 12/31/2001*.............................     13.039         11.078            261,891
   1/1/2002 to 12/31/2002..............................     11.078          8.236            986,402
   1/1/2003 to 12/31/2003..............................      8.236         11.089          1,552,153
   1/1/2004 to 12/31/2004..............................     11.089         12.276          1,588,660
   1/1/2005 to 12/31/2005..............................     12.276         14.038          1,492,261
   1/1/2006 to 12/31/2006..............................     14.038         15.228          1,204,731
American Funds Growth-Income Sub-Account
   5/1/2001 to 12/31/2001*.............................      8.544          8.240            315,481
   1/1/2002 to 12/31/2002..............................      8.240          6.622            999,190
   1/1/2003 to 12/31/2003..............................      6.622          8.630          1,454,819
   1/1/2004 to 12/31/2004..............................      8.630          9.374          1,495,376


--------
*  Date these Sub-accounts were first available.

                                                               NUMBER OF
                             ACCUMULATION                  ACCUMULATION UNITS
                              UNIT VALUE    ACCUMULATION     OUTSTANDING AT
                             AT BEGINNING    UNIT VALUE      END OF PERIOD
                              OF PERIOD   AT END OF PERIOD   (IN THOUSANDS)
                             ------------ ---------------- ------------------
     1/1/2005 to 12/31/2005.    9.374           9.763          1,389,278
     1/1/2006 to 12/31/2006.    9.763          11.069          1,076,545

--------

/(1)/For Contracts issued prior to May 1, 1995, and for Contracts in the annuity phase issued on and after May 1, 1995 the MFS(R) Total Return Sub-account Class A is available.
/(2)/Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced
     Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available during the accumulation phase.
/(3)/Previously, the Capital Growth Sub-account. Effective May 1, 2002, the
     Zenith Equity Portfolio of the New England Zenith Fund changed its investment objective and policies and became a "fund of funds" that invests equally in three other series of the Zenith Fund. On or about April 28, 2003, these series of the Zenith Fund were reorganized into newly established portfolios of the Metropolitan Fund.
/(4)/Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the
     MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.
/(5)/For Contracts issued prior to May 1, 1995, and Contracts in the annuity phase issued on and after May 1, 1995 the MetLife Stock Index Sub-account Class A is available.
/(6)/For Contracts issued on and after May 1, 1995, the MetLife Stock Index
     Portfolio Class B is available during the accumulation phase. /(7)/Previously, the Westpeak Stock Index Sub-account. On April 27, 2001, the
    MetLife Stock Index Portfolio--Class A was substituted for the Westpeak Stock Index Series of the New England Zenith Fund. Information shown for the MetLife Stock Index Sub-account Class A reflects the accumulation unit value history of the Westpeak Stock Index Sub-account through the date of the substitution.
/(8)/Previously, the Morgan Stanley International Magnum Equity Sub-Account. On
     December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.
/(9)/Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus
     Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.
/(10)/Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid
      Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.
/(11)/Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

/(12)/Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the
      Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.
/(13)/Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the
      MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account Class A through the date of the merger.
/(14)/Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.
/(15)/Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.
/(16)/Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.


   Information on units and unit values is useful because they affect the calculation of Contract Values. The value of a Contract is determined by multiplying the number of Accumulation Units in each sub-account credited to the Contract by the Accumulation Unit Value of the sub-account. The Accumulation Unit Value of a sub-account depends in part on the net investment experience of the Eligible Fund in which it invests. See "Contract Value and Accumulation Unit Value" for more information.

                                  PREMIUM TAX

   Premium tax rates are subject to change. At present the Company pays premium taxes in the following jurisdictions at the rates shown.


                         CONTRACTS USED WITH TAX
          JURISDICTION  QUALIFIED RETIREMENT PLANS ALL OTHER CONTRACTS
          ------------  -------------------------- -------------------
          California...            0.50%*                 2.35%
          Florida......            1.00%                  1.00%
          Maine........              --                   2.00%
          Nevada.......              --                   3.50%
          Puerto Rico..            3.00%                  3.00%
          South Dakota.              --                   1.25%
          West Virginia            1.00%                  1.00%
          Wyoming......              --                   1.00%

--------
* Contracts sold to (S)408(a) IRA Trusts are taxed at 2.35%.

   See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect the Contracts.

                               TABLE OF CONTENTS
                                    OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            FOR ZENITH ACCUMULATOR


                                                                    PAGE
                                                                    -----
       HISTORY.....................................................  II-3
       SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS.  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-6
       CALCULATION OF PERFORMANCE DATA.............................  II-6
       CALCULATION OF YIELDS.......................................  II-7
       NET INVESTMENT FACTOR.......................................  II-9
       ANNUITY PAYMENTS............................................  II-9
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-11
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-11
       TAX STATUS OF THE CONTRACTS................................. II-12
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-13
       LEGAL MATTERS............................................... II-13
       FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT...   F-1
       FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY   F-1


   If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

   New England Securities Corporation
   501 Boylston Street
   Boston, Massachusetts 02116

       [_]Zenith Accumulator -- The New England Variable Account
       [_]Metropolitan Series Fund, Inc.
       [_]Met Investors Series Trust
       [_]American Funds Insurance Series
       [_]Variable Insurance Products Fund
       [_]My current address is:

                         ---------------   Name    ---
                         Contract Number

                         ---------------   Address ---
                            Signature
                                                   ---
                                                   Zip

                       THE NEW ENGLAND VARIABLE ACCOUNT

                              ZENITH ACCUMULATOR

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)


                                APRIL 30, 2007

   This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 1999 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated April 30, 1999, the supplement dated April 30, 2007, and any previous supplements may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.




VA-410-05

                               TABLE OF CONTENTS


                                                                    PAGE
                                                                    -----
       HISTORY.....................................................  II-3
       SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS.  II-3
       INVESTMENT ADVICE...........................................  II-3
       DISTRIBUTION OF THE CONTRACTS...............................  II-6
       CALCULATION OF PERFORMANCE DATA.............................  II-6
       CALCULATION OF YIELDS.......................................  II-7
       NET INVESTMENT FACTOR.......................................  II-9
       ANNUITY PAYMENTS............................................  II-9
       HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........ II-11
       HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS.......... II-11
       TAX STATUS OF THE CONTRACTS................................. II-12
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............... II-13
       LEGAL MATTERS............................................... II-13
       FINANCIAL STATEMENTS FOR THE NEW ENGLAND VARIABLE ACCOUNT...   F-1
       FINANCIAL STATEMENTS FOR METROPOLITAN LIFE INSURANCE COMPANY     1

                                    HISTORY


   The New England Variable Account (the "Variable Account") is a separate account of Metropolitan Life Insurance Company (the "Company"). The Variable Account was originally a separate account of New England Mutual Life Insurance Company, and became a separate account of the Company when New England Mutual Life Insurance Company merged with and into the Company on August 30, 1996. The Variable Account was established on July 15, 1987. The Contracts were not available until September, 1988. Sales of the Contracts have been discontinued. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

   The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

   Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.

                               INVESTMENT ADVICE


   The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.


   MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.


   MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio, currently known as BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio, currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly known as the FI Structured Equity Portfolio, and is currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995; in the case of the Capital Growth Series (currently known as the Zenith Equity Portfolio), MetLife Advisers became the Adviser on May 1, 2001.

   Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.


   The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

   The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio, which was formerly the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio, which was formerly the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the MFS Total Return Portfolio (formerly, the Back Bay Advisors Managed Series) was Back Bay Advisors, L.P. until July 1, 2001 when Massachusetts Financial Services Company became the subadviser. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the Westpeak Stock Index Series (which was replaced by the MetLife Stock Index Portfolio Class A on April 27, 2001, and was formerly known as the Stock Index Series) was Back Bay Advisors L.P. until August 1, 1993, when Westpeak Investment Advisors, L.P. became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the Subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.


   Prior to May 1, 2002, Capital Growth Management Limited Partnership was the subadviser to the Zenith Equity Portfolio. As of May 1, 2002, Capital Growth Management Limited Partnership ceased to be the subadviser to the Zenith Equity Portfolio and at that time, Zenith Equity Portfolio became a "fund of funds" that invests equally in three other Portfolios of the Metropolitan Fund: the FI Value Leaders Portfolio, the Jennison Growth Portfolio and the Capital Guardian U.S. Equity Portfolio. The subadvisers to these Portfolios are Fidelity Management & Research Company, Jennison Associates LLC and Capital Guardian Trust Company, respectively.


   On April 30, 2004, the MFS Research Managers Portfolio merged with and into the MFS Investors Trust Portfolio of the Metropolitan Fund.

   On or about May 1, 2006, the MFS Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

   On or about April 30, 2007, BlackRock Large Cap Portfolio (formerly BlackRock Investment Trust Portfolio) of the Metropolitan Fund merged with and into BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.


   The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:


   Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research became the subadviser. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio (currently known as the FI International Stock Portfolio) on December 1, 2000, and was formerly known as the Draycott International Equity Series) was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the subadviser.

   On April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

   On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

   The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Core Portfolio (formerly, the BlackRock Large Cap Portfolio, which was formerly, the BlackRock Investment Trust Portfolio and previously to that, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On or about April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.

   On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.

   The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

   On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Portfolio which was formerly the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.


   The following is the Adviser (I.E., the "subadviser") history of the Met Investors Series Trust:



   The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.


   The sub-adviser to the RCM Technology Portfolio (formerly, the RCM Global Technology Portfolio, which was formerly, the PIMCO PEA Innovation Portfolio which was formerly, the PIMCO Innovation Portfolio), was PEA Capital LLC until January 15, 2005, when RCM Capital Management, LLC became the sub-adviser.

   The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was A I M Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

   The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio which was formerly the Janus Aggressive Growth Portfolio, which was formerly, the Janus Growth Portfolio) was Janus Capital Management, LLC until October 1, 2006 when ClearBridge Advisors, LLC became the subadviser.


                         DISTRIBUTION OF THE CONTRACTS

   New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

   Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                        AGGREGATE AMOUNT OF COMMISSIONS
                   AGGREGATE AMOUNT OF   RETAINED BY DISTRIBUTOR AFTER
                   COMMISSIONS PAID TO PAYMENTS TO ITS REGISTERED PERSONS
       FISCAL YEAR    DISTRIBUTOR*             AND SELLING FIRMS
       ----------- ------------------- ----------------------------------
          2004....      $507,664                       $0
          2005....      $482,042                       $0
          2006....      $361,318                       $0


* Includes sales compensation paid to registered persons of Distributor.

   Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

   We may provide illustrations to show hypothetical Average Annual Total Returns for each Sub-Account based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust, the American Funds Insurance Series and the Variable Insurance Products Fund. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average Annual Total Returns will be provided for a Sub-Account for 1, 5 and 10 years, or for a shorter period, if applicable.

   We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

   The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the

Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

   Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

   Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior subadvisory history see "INVESTMENT ADVICE" on page II-3.

   As discussed in the prospectus in the section entitled "Investment Performance Information," the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 10, 5 and 1 year periods and the year-to-date period ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Experience Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

   We may also show daily unit values for each Sub-Account in advertising and sales literature, including our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-account value by the Sub-account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub- account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

The current yield will be calculated according to the following formula:

                    Current Yield = ((NCF-ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of the BlackRock Money Market Sub-account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                 Effective Yield = (1 + ((NCF-ES)/UV))365/7-1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

   Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Sub-account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the sub-account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-account may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-accounts (other than the BlackRock Money Market Sub-account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-account refers to income generated by the Sub-account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-account units less sub-account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and (2) the annual $30

Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.


The 30-day or one-month yield is calculated according to the following formula:

                  Yield = 2 x ((((NI-ES)/(U x UV)) + 1)/6-/1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-account's units.

ES = expenses of the Sub-account for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a Sub-account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

   The net investment factor ("Net Investment Factor") for each sub-account is determined on each day on which the New York Stock Exchange is open for trading as follows:

      (1) The net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

      (2) Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

      (3) Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

      (4) Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS


   At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

   When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment.

We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under "Amount of Variable Annuity Payments."


   The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

   The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment. The definition of the Assumed Investment Return, and the effect of the level of the Assumed Investment Return on the amount of payments is explained in the prospectus under "Amount of Variable Annuity Payments."


   The number of annuity units credited under a variable payment option is determined as follows:


      (1) The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract, are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

      (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment (in the case of an immediate Contract.)

   The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

   The value of an annuity unit for each Sub-account depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

   The annuity unit value for each Sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed

Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

   Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.


             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


   We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

   The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

   When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Interest Rate of 5% which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

   The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.


   We may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS


   We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these tables use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.

   The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

   The illustrations reflect the performance from the year of inception of the Selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return (AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. The Company offers an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

   The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.


                          TAX STATUS OF THE CONTRACTS

   Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


   DIVERSIFICATION REQUIREMENTS.  Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.


   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The financial statements of New England Variable Account and the consolidated financial statements of Metropolitan Life Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for defined benefit pension and other postretirement plans, and for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which the Company adopted on December 31, 2006, and January 1 2004, respectively), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827


                                 LEGAL MATTERS



   The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                 ANNUAL REPORT

                                      OF

                         NEW ENGLAND VARIABLE ACCOUNT
                                      OF
                      METROPOLITAN LIFE INSURANCE COMPANY
                               DECEMBER 31, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
The New England Variable Account
and the Board of Directors of
Metropolitan Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising New England Variable Account (the "Separate Account") of Metropolitan Life Insurance Company ("Metropolitan Life") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of Metropolitan Life as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 26, 2007

                                  APPENDIX A

 Zenith Equity Subaccount               BlackRock Aggressive Growth Subaccount
 BlackRock Bond Income Subaccount       BlackRock Diversified Subaccount
 BlackRock Money Market Subaccount      MetLife Conservative Allocation
                                        Subaccount
 MFS Total Return Subaccount            MetLife Conservative to Moderate
                                        Allocation Subaccount
 Harris Oakmark Focused Value
   Subaccount                           MetLife Moderate Allocation Subaccount
 FI Value Leaders Subaccount            MetLife Moderate to Aggressive
                                        Allocation Subaccount
 Loomis Sayles Small Cap Subaccount     Metlife Aggressive Allocation
                                        Subaccount
 Western Asset Management U.S.
   Government Subaccount                FI Large Cap Subaccount
 BlackRock Legacy Large Cap Growth
   Subaccount                           VIP Equity-Income Subaccount
 Davis Venture Value Subaccount         VIP Overseas Subaccount
 Western Asset Management Strategic
   Bond                                 Lord Abbett Bond Debenture Subaccount
 Opportunities Subaccount               PIMCO Total Return Subaccount
 MFS Investors Trust Subaccount         RCM Global Technology Subaccount
 FI International Stock Subaccount      T. Rowe Price Mid Cap Growth
                                        Subaccount
 Jennison Growth Subaccount             MFS Research International Subaccount
 FI Mid Cap Opportunities Subaccount    Lazard Mid Cap Subaccount
 Russell 2000 Index Subaccount          Met/AIM Small Cap Growth Subaccount
 MetLife Stock Index Subaccount         Harris Oakmark International
                                        Subaccount
 MetLife Mid Cap Stock Index Subaccount Legg Mason Aggressive Growth
                                        Subaccount
 Morgan Stanley EAFE Index Subaccount   Neuberger Berman Real Estate
                                        Subaccount
 Lehman Brothers Aggregate Bond Index   Oppenheimer Capital Appreciation
   Subaccount                           Subaccount
 Neuberger Berman Mid Cap Value
   Subaccount                           Legg Mason Value Equity Subaccount
 Franklin Templeton Small Cap Growth
   Subaccount                           Cyclical Growth ETF Subaccount
 BlackRock Large Cap Subaccount         Cyclical Growth and Income ETF
                                        Subaccount
 BlackRock Large Cap Value Subaccount   PIMCO Inflation Protected Bond
                                        Subaccount
 Harris Oakmark Large Cap Value
   Subaccount                           American Funds Growth Subaccount
 BlackRock Strategic Value Subaccount   American Funds Growth and Income
                                        Subaccount
 T. Rowe Price Large Cap Growth         American Funds Global Small
   Subaccount                           Capitalization Subaccount
 T. Rowe Price Small Cap Growth
   Subaccount                           American Funds Bond Subaccount
 Oppenheimer Global Equity Subaccount

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                                                                               BLACKROCK   BLACKROCK        MFS
                                                                ZENITH EQUITY BOND INCOME MONEY MARKET  TOTAL RETURN
                                                                 SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                                ------------- ----------- ------------ ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 448,455 shares; cost $188,071,288............................. $201,288,991  $        -- $        --  $            --
BlackRock Bond Income Portfolio
 404,423 shares; cost $43,566,053..............................           --   43,924,380          --               --
BlackRock Money Market Portfolio
 248,894 shares; cost $24,889,366..............................           --           --  24,889,366               --
MFS Total Return Portfolio
 350,177 shares; cost $48,043,480..............................           --           --          --       54,741,467
Harris Oakmark Focused Value Portfolio
 168,859 shares; cost $31,576,146..............................           --           --          --               --
FI Value Leaders Portfolio
 121,244 shares; cost $22,725,121..............................           --           --          --               --
Loomis Sayles Small Cap Portfolio
 148,961 shares; cost $31,574,823..............................           --           --          --               --
Western Asset Management U.S. Government Portfolio
 594,116 shares; cost $7,261,241...............................           --           --          --               --
BlackRock Legacy Large Cap Growth Portfolio
 1,979,746 shares; cost $49,158,816............................           --           --          --               --
Davis Venture Value Portfolio
 2,350,013 shares; cost $61,448,146............................           --           --          --               --
Western Asset Management Strategic Bond Opportunities Portfolio
 1,283,045 shares; cost $15,272,558............................           --           --          --               --
FI International Stock Portfolio
 595,389 shares; cost $6,075,990...............................           --           --          --               --
Jennison Growth Portfolio
 30,405 shares; cost $348,809..................................           --           --          --               --
FI Mid Cap Opportunities Portfolio
 72,477 shares; cost $1,100,354................................           --           --          --               --
Russell 2000 Index Portfolio
 300,233 shares; cost $3,852,402...............................           --           --          --               --
MetLife Stock Index Portfolio
 691,770 shares; cost $21,463,990..............................           --           --          --               --
MetLife Mid Cap Stock Index Portfolio
 208,074 shares; cost $2,599,382...............................           --           --          --               --
Morgan Stanley EAFE Index Portfolio
 221,971 shares; cost $2,541,047...............................           --           --          --               --
Lehman Brothers Aggregate Bond Index Portfolio
 251,004 shares; cost $2,671,215...............................           --           --          --               --
Neuberger Berman Mid Cap Value Portfolio
 352,489 shares; cost $6,831,212...............................           --           --          --               --
Franklin Templeton Small Cap Growth Portfolio
 93,994 shares; cost $918,889..................................           --           --          --               --
BlackRock Large Cap Portfolio
 12,541 shares; cost $312,258..................................           --           --          --               --
BlackRock Large Cap Value Portfolio
 97,628 shares; cost $1,211,964................................           --           --          --               --
Harris Oakmark Large Cap Value Portfolio
 120,210 shares; cost $1,537,146...............................           --           --          --               --
BlackRock Strategic Value Portfolio
 812,348 shares; cost $12,429,624..............................           --           --          --               --
T. Rowe Price Large Cap Growth Portfolio
 93,580 shares; cost $1,236,915................................           --           --          --               --
T. Rowe Price Small Cap Growth Portfolio
 20,330 shares; cost $312,813..................................           --           --          --               --
Oppenheimer Global Equity Portfolio
 41,542 shares; cost $640,149..................................           --           --          --               --
BlackRock Aggressive Growth Portfolio
 3,152 shares; cost $69,803....................................           --           --          --               --
BlackRock Diversified Portfolio
 3,449 shares; cost $56,423....................................           --           --          --               --
                                                                ------------  ----------- -----------  ---------------
Total Investments..............................................  201,288,991   43,924,380  24,889,366       54,741,467
Due from Metropolitan Life Insurance Company...................           --           --          --               --
                                                                ------------  ----------- -----------  ---------------
Total Assets...................................................  201,288,991   43,924,380  24,889,366       54,741,467
LIABILITIES:
Due to Metropolitan Life Insurance Company.....................      246,602           --          --               --
                                                                ------------  ----------- -----------  ---------------
NET ASSETS..................................................... $201,535,593  $43,924,380 $24,889,366  $    54,741,467
                                                                ============  =========== ===========  ===============
Outstanding Units..............................................    8,240,794    8,836,157  10,160,104        9,533,793
Unit Fair Values............................................... $      24.46  $      4.97 $      2.45  $4.79 to $46.59

                                                                HARRIS OAKMARK
                                                                FOCUSED VALUE
                                                                  SUBACCOUNT
                                                                --------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 448,455 shares; cost $188,071,288.............................  $        --
BlackRock Bond Income Portfolio
 404,423 shares; cost $43,566,053..............................           --
BlackRock Money Market Portfolio
 248,894 shares; cost $24,889,366..............................           --
MFS Total Return Portfolio
 350,177 shares; cost $48,043,480..............................           --
Harris Oakmark Focused Value Portfolio
 168,859 shares; cost $31,576,146..............................   45,463,646
FI Value Leaders Portfolio
 121,244 shares; cost $22,725,121..............................           --
Loomis Sayles Small Cap Portfolio
 148,961 shares; cost $31,574,823..............................           --
Western Asset Management U.S. Government Portfolio
 594,116 shares; cost $7,261,241...............................           --
BlackRock Legacy Large Cap Growth Portfolio
 1,979,746 shares; cost $49,158,816............................           --
Davis Venture Value Portfolio
 2,350,013 shares; cost $61,448,146............................           --
Western Asset Management Strategic Bond Opportunities Portfolio
 1,283,045 shares; cost $15,272,558............................           --
FI International Stock Portfolio
 595,389 shares; cost $6,075,990...............................           --
Jennison Growth Portfolio
 30,405 shares; cost $348,809..................................           --
FI Mid Cap Opportunities Portfolio
 72,477 shares; cost $1,100,354................................           --
Russell 2000 Index Portfolio
 300,233 shares; cost $3,852,402...............................           --
MetLife Stock Index Portfolio
 691,770 shares; cost $21,463,990..............................           --
MetLife Mid Cap Stock Index Portfolio
 208,074 shares; cost $2,599,382...............................           --
Morgan Stanley EAFE Index Portfolio
 221,971 shares; cost $2,541,047...............................           --
Lehman Brothers Aggregate Bond Index Portfolio
 251,004 shares; cost $2,671,215...............................           --
Neuberger Berman Mid Cap Value Portfolio
 352,489 shares; cost $6,831,212...............................           --
Franklin Templeton Small Cap Growth Portfolio
 93,994 shares; cost $918,889..................................           --
BlackRock Large Cap Portfolio
 12,541 shares; cost $312,258..................................           --
BlackRock Large Cap Value Portfolio
 97,628 shares; cost $1,211,964................................           --
Harris Oakmark Large Cap Value Portfolio
 120,210 shares; cost $1,537,146...............................           --
BlackRock Strategic Value Portfolio
 812,348 shares; cost $12,429,624..............................           --
T. Rowe Price Large Cap Growth Portfolio
 93,580 shares; cost $1,236,915................................           --
T. Rowe Price Small Cap Growth Portfolio
 20,330 shares; cost $312,813..................................           --
Oppenheimer Global Equity Portfolio
 41,542 shares; cost $640,149..................................           --
BlackRock Aggressive Growth Portfolio
 3,152 shares; cost $69,803....................................           --
BlackRock Diversified Portfolio
 3,449 shares; cost $56,423....................................           --
                                                                 -----------
Total Investments..............................................   45,463,646
Due from Metropolitan Life Insurance Company...................           --
                                                                 -----------
Total Assets...................................................   45,463,646
LIABILITIES:
Due to Metropolitan Life Insurance Company.....................           --
                                                                 -----------
NET ASSETS.....................................................  $45,463,646
                                                                 ===========
Outstanding Units..............................................   11,067,302
Unit Fair Values...............................................  $      4.11

  The accompanying notes are an integral part of these financial statements.

                             WESTERN ASSET                                               WESTERN ASSET
     FI       LOOMIS SAYLES   MANAGEMENT           BLACKROCK            DAVIS              MANAGEMENT
VALUE LEADERS   SMALL CAP   U.S. GOVERNMENT LEGACY LARGE CAP GROWTH VENTURE VALUE STRATEGIC BOND OPPORTUNITIES
 SUBACCOUNT    SUBACCOUNT     SUBACCOUNT          SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
------------- ------------- --------------- ----------------------- ------------- ----------------------------
 $        --   $        --    $       --          $        --        $        --          $        --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
  25,262,321            --            --                   --                 --                   --
          --    37,146,475            --                   --                 --                   --
          --            --     7,307,623                   --                 --                   --
          --            --            --           44,682,864                 --                   --
          --            --            --                   --         82,532,466                   --
          --            --            --                   --                 --           16,140,703
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
          --            --            --                   --                 --                   --
 -----------   -----------    ----------          -----------        -----------          -----------
  25,262,321    37,146,475     7,307,623           44,682,864         82,532,466           16,140,703
          --            --            --                   --                 --                   --
 -----------   -----------    ----------          -----------        -----------          -----------
  25,262,321    37,146,475     7,307,623           44,682,864         82,532,466           16,140,703
          --            --            --                   --                 --                   --
 -----------   -----------    ----------          -----------        -----------          -----------
 $25,262,321   $37,146,475    $7,307,623          $44,682,864        $82,532,466          $16,140,703
 ===========   ===========    ==========          ===========        ===========          ===========
   7,820,601    11,214,003     4,363,089           15,773,509         21,188,246            7,547,508
 $      3.23   $      3.31    $     1.67          $      2.83        $      3.90          $      2.14

        FI           JENNISON
INTERNATIONAL STOCK   GROWTH
    SUBACCOUNT      SUBACCOUNT
------------------- ----------
    $       --       $     --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
     9,222,581             --
            --        386,440
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
            --             --
    ----------       --------
     9,222,581        386,440
            --             --
    ----------       --------
     9,222,581        386,440
            --             --
    ----------       --------
    $9,222,581       $386,440
    ==========       ========
     4,911,817        769,861
    $     1.88       $   0.50

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                 FI MID CAP    RUSSELL      METLIFE     METLIFE MID CAP
                                                                OPPORTUNITIES 2000 INDEX  STOCK INDEX     STOCK INDEX
                                                                 SUBACCOUNT   SUBACCOUNT  SUBACCOUNT      SUBACCOUNT
                                                                ------------- ---------- -------------- ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 448,455 shares; cost $188,071,288.............................  $       --   $       -- $           --   $       --
BlackRock Bond Income Portfolio
 404,423 shares; cost $43,566,053..............................          --           --             --           --
BlackRock Money Market Portfolio
 248,894 shares; cost $24,889,366..............................          --           --             --           --
MFS Total Return Portfolio
 350,177 shares; cost $48,043,480..............................          --           --             --           --
Harris Oakmark Focused Value Portfolio
 168,859 shares; cost $31,576,146..............................          --           --             --           --
FI Value Leaders Portfolio
 121,244 shares; cost $22,725,121..............................          --           --             --           --
Loomis Sayles Small Cap Portfolio
 148,961 shares; cost $31,574,823..............................          --           --             --           --
Western Asset Management U.S. Government Portfolio
 594,116 shares; cost $7,261,241...............................          --           --             --           --
BlackRock Legacy Large Cap Growth Portfolio
 1,979,746 shares; cost $49,158,816............................          --           --             --           --
Davis Venture Value Portfolio
 2,350,013 shares; cost $61,448,146............................          --           --             --           --
Western Asset Management Strategic Bond Opportunities Portfolio
 1,283,045 shares; cost $15,272,558............................          --           --             --           --
FI International Stock Portfolio
 595,389 shares; cost $6,075,990...............................          --           --             --           --
Jennison Growth Portfolio
 30,405 shares; cost $348,809..................................          --           --             --           --
FI Mid Cap Opportunities Portfolio
 72,477 shares; cost $1,100,354................................   1,385,043           --             --           --
Russell 2000 Index Portfolio
 300,233 shares; cost $3,852,402...............................          --    4,635,594             --           --
MetLife Stock Index Portfolio
 691,770 shares; cost $21,463,990..............................          --           --     25,029,704           --
MetLife Mid Cap Stock Index Portfolio
 208,074 shares; cost $2,599,382...............................          --           --             --    3,023,309
Morgan Stanley EAFE Index Portfolio
 221,971 shares; cost $2,541,047...............................          --           --             --           --
Lehman Brothers Aggregate Bond Index Portfolio
 251,004 shares; cost $2,671,215...............................          --           --             --           --
Neuberger Berman Mid Cap Value Portfolio
 352,489 shares; cost $6,831,212...............................          --           --             --           --
Franklin Templeton Small Cap Growth Portfolio
 93,994 shares; cost $918,889..................................          --           --             --           --
BlackRock Large Cap Portfolio
 12,541 shares; cost $312,258..................................          --           --             --           --
BlackRock Large Cap Value Portfolio
 97,628 shares; cost $1,211,964................................          --           --             --           --
Harris Oakmark Large Cap Value Portfolio
 120,210 shares; cost $1,537,146...............................          --           --             --           --
BlackRock Strategic Value Portfolio
 812,348 shares; cost $12,429,624..............................          --           --             --           --
T. Rowe Price Large Cap Growth Portfolio
 93,580 shares; cost $1,236,915................................          --           --             --           --
T. Rowe Price Small Cap Growth Portfolio
 20,330 shares; cost $312,813..................................          --           --             --           --
Oppenheimer Global Equity Portfolio
 41,542 shares; cost $640,149..................................          --           --             --           --
BlackRock Aggressive Growth Portfolio
 3,152 shares; cost $69,803....................................          --           --             --           --
BlackRock Diversified Portfolio
 3,449 shares; cost $56,423....................................          --           --             --           --
                                                                 ----------   ---------- --------------   ----------
Total Investments..............................................   1,385,043    4,635,594     25,029,704    3,023,309
Due from Metropolitan Life Insurance Company...................          --           --             --           --
                                                                 ----------   ---------- --------------   ----------
Total Assets...................................................   1,385,043    4,635,594     25,029,704    3,023,309
LIABILITIES:
Due to Metropolitan Life Insurance Company.....................          --           --             --           --
                                                                 ----------   ---------- --------------   ----------
NET ASSETS.....................................................  $1,385,043   $4,635,594 $   25,029,704   $3,023,309
                                                                 ==========   ========== ==============   ==========
Outstanding Units..............................................     721,960    2,509,970      5,494,828    1,929,883
Unit Fair Values...............................................  $     1.92   $     1.85 $4.33 to $4.58   $     1.57

                                                                MORGAN STANLEY
                                                                  EAFE INDEX
                                                                  SUBACCOUNT
                                                                --------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 448,455 shares; cost $188,071,288.............................   $       --
BlackRock Bond Income Portfolio
 404,423 shares; cost $43,566,053..............................           --
BlackRock Money Market Portfolio
 248,894 shares; cost $24,889,366..............................           --
MFS Total Return Portfolio
 350,177 shares; cost $48,043,480..............................           --
Harris Oakmark Focused Value Portfolio
 168,859 shares; cost $31,576,146..............................           --
FI Value Leaders Portfolio
 121,244 shares; cost $22,725,121..............................           --
Loomis Sayles Small Cap Portfolio
 148,961 shares; cost $31,574,823..............................           --
Western Asset Management U.S. Government Portfolio
 594,116 shares; cost $7,261,241...............................           --
BlackRock Legacy Large Cap Growth Portfolio
 1,979,746 shares; cost $49,158,816............................           --
Davis Venture Value Portfolio
 2,350,013 shares; cost $61,448,146............................           --
Western Asset Management Strategic Bond Opportunities Portfolio
 1,283,045 shares; cost $15,272,558............................           --
FI International Stock Portfolio
 595,389 shares; cost $6,075,990...............................           --
Jennison Growth Portfolio
 30,405 shares; cost $348,809..................................           --
FI Mid Cap Opportunities Portfolio
 72,477 shares; cost $1,100,354................................           --
Russell 2000 Index Portfolio
 300,233 shares; cost $3,852,402...............................           --
MetLife Stock Index Portfolio
 691,770 shares; cost $21,463,990..............................           --
MetLife Mid Cap Stock Index Portfolio
 208,074 shares; cost $2,599,382...............................           --
Morgan Stanley EAFE Index Portfolio
 221,971 shares; cost $2,541,047...............................    3,498,263
Lehman Brothers Aggregate Bond Index Portfolio
 251,004 shares; cost $2,671,215...............................           --
Neuberger Berman Mid Cap Value Portfolio
 352,489 shares; cost $6,831,212...............................           --
Franklin Templeton Small Cap Growth Portfolio
 93,994 shares; cost $918,889..................................           --
BlackRock Large Cap Portfolio
 12,541 shares; cost $312,258..................................           --
BlackRock Large Cap Value Portfolio
 97,628 shares; cost $1,211,964................................           --
Harris Oakmark Large Cap Value Portfolio
 120,210 shares; cost $1,537,146...............................           --
BlackRock Strategic Value Portfolio
 812,348 shares; cost $12,429,624..............................           --
T. Rowe Price Large Cap Growth Portfolio
 93,580 shares; cost $1,236,915................................           --
T. Rowe Price Small Cap Growth Portfolio
 20,330 shares; cost $312,813..................................           --
Oppenheimer Global Equity Portfolio
 41,542 shares; cost $640,149..................................           --
BlackRock Aggressive Growth Portfolio
 3,152 shares; cost $69,803....................................           --
BlackRock Diversified Portfolio
 3,449 shares; cost $56,423....................................           --
                                                                  ----------
Total Investments..............................................    3,498,263
Due from Metropolitan Life Insurance Company...................           --
                                                                  ----------
Total Assets...................................................    3,498,263
LIABILITIES:
Due to Metropolitan Life Insurance Company.....................           --
                                                                  ----------
NET ASSETS.....................................................   $3,498,263
                                                                  ==========
Outstanding Units..............................................    2,273,795
Unit Fair Values...............................................   $     1.54

  The accompanying notes are an integral part of these financial statements.

  LEHMAN BROTHERS    NEUBERGER BERMAN FRANKLIN TEMPLETON BLACKROCK     BLACKROCK    HARRIS OAKMARK     BLACKROCK
AGGREGATE BOND INDEX  MID CAP VALUE    SMALL CAP GROWTH  LARGE CAP  LARGE CAP VALUE LARGE CAP VALUE STRATEGIC VALUE
     SUBACCOUNT         SUBACCOUNT        SUBACCOUNT     SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-------------------- ---------------- ------------------ ---------- --------------- --------------- ---------------
     $       --         $       --        $       --      $     --    $       --      $       --      $        --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
      2,660,641                 --                --            --            --              --               --
             --          7,419,895                --            --            --              --               --
             --                 --         1,014,193            --            --              --               --
             --                 --                --       387,756            --              --               --
             --                 --                --            --     1,344,335              --               --
             --                 --                --            --            --       1,836,809               --
             --                 --                --            --            --              --       14,411,051
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
             --                 --                --            --            --              --               --
     ----------         ----------        ----------      --------    ----------      ----------      -----------
      2,660,641          7,419,895         1,014,193       387,756     1,344,335       1,836,809       14,411,051
             --                 --                --            --            --              --               --
     ----------         ----------        ----------      --------    ----------      ----------      -----------
      2,660,641          7,419,895         1,014,193       387,756     1,344,335       1,836,809       14,411,051
             --                 --                --            --            --              --               --
     ----------         ----------        ----------      --------    ----------      ----------      -----------
     $2,660,641         $7,419,895        $1,014,193      $387,756    $1,344,335      $1,836,809      $14,411,051
     ==========         ==========        ==========      ========    ==========      ==========      ===========
      2,017,197          2,819,937           930,741        51,028       925,880       1,229,916        6,643,140
     $     1.32         $     2.63        $     1.09      $   7.60    $     1.45      $     1.49      $      2.17

 T. ROWE PRICE
LARGE CAP GROWTH
   SUBACCOUNT
----------------
   $       --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
           --
    1,421,485
           --
           --
           --
           --
   ----------
    1,421,485
           --
   ----------
    1,421,485
           --
   ----------
   $1,421,485
   ==========
      100,235
   $    14.18

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                 T. ROWE PRICE    OPPENHEIMER      BLACKROCK      BLACKROCK
                                                                SMALL CAP GROWTH GLOBAL EQUITY AGGRESSIVE GROWTH DIVERSIFIED
                                                                   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                                                ---------------- ------------- ----------------- -----------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
Zenith Equity Portfolio
 448,455 shares; cost $188,071,288.............................     $     --       $     --         $    --        $    --
BlackRock Bond Income Portfolio
 404,423 shares; cost $43,566,053..............................           --             --              --             --
BlackRock Money Market Portfolio
 248,894 shares; cost $24,889,366..............................           --             --              --             --
MFS Total Return Portfolio
 350,177 shares; cost $48,043,480..............................           --             --              --             --
Harris Oakmark Focused Value Portfolio
 168,859 shares; cost $31,576,146..............................           --             --              --             --
FI Value Leaders Portfolio
 121,244 shares; cost $22,725,121..............................           --             --              --             --
Loomis Sayles Small Cap Portfolio
 148,961 shares; cost $31,574,823..............................           --             --              --             --
Western Asset Management U.S. Government Portfolio
 594,116 shares; cost $7,261,241...............................           --             --              --             --
BlackRock Legacy Large Cap Growth Portfolio
 1,979,746 shares; cost $49,158,816............................           --             --              --             --
Davis Venture Value Portfolio
 2,350,013 shares; cost $61,448,146............................           --             --              --             --
Western Asset Management Strategic Bond Opportunities Portfolio
 1,283,045 shares; cost $15,272,558............................           --             --              --             --
FI International Stock Portfolio
 595,389 shares; cost $6,075,990...............................           --             --              --             --
Jennison Growth Portfolio
 30,405 shares; cost $348,809..................................           --             --              --             --
FI Mid Cap Opportunities Portfolio
 72,477 shares; cost $1,100,354................................           --             --              --             --
Russell 2000 Index Portfolio
 300,233 shares; cost $3,852,402...............................           --             --              --             --
MetLife Stock Index Portfolio
 691,770 shares; cost $21,463,990..............................           --             --              --             --
MetLife Mid Cap Stock Index Portfolio
 208,074 shares; cost $2,599,382...............................           --             --              --             --
Morgan Stanley EAFE Index Portfolio
 221,971 shares; cost $2,541,047...............................           --             --              --             --
Lehman Brothers Aggregate Bond Index Portfolio
 251,004 shares; cost $2,671,215...............................           --             --              --             --
Neuberger Berman Mid Cap Value Portfolio
 352,489 shares; cost $6,831,212...............................           --             --              --             --
Franklin Templeton Small Cap Growth Portfolio
 93,994 shares; cost $918,889..................................           --             --              --             --
BlackRock Large Cap Portfolio
 12,541 shares; cost $312,258..................................           --             --              --             --
BlackRock Large Cap Value Portfolio
 97,628 shares; cost $1,211,964................................           --             --              --             --
Harris Oakmark Large Cap Value Portfolio
 120,210 shares; cost $1,537,146...............................           --             --              --             --
BlackRock Strategic Value Portfolio
 812,348 shares; cost $12,429,624..............................           --             --              --             --
T. Rowe Price Large Cap Growth Portfolio
 93,580 shares; cost $1,236,915................................           --             --              --             --
T. Rowe Price Small Cap Growth Portfolio
 20,330 shares; cost $312,813..................................      313,491             --              --             --
Oppenheimer Global Equity Portfolio
 41,542 shares; cost $640,149..................................           --        697,897              --             --
BlackRock Aggressive Growth Portfolio
 3,152 shares; cost $69,803....................................           --             --          72,126             --
BlackRock Diversified Portfolio
 3,449 shares; cost $56,423....................................           --             --              --         60,422
                                                                    --------       --------         -------        -------
Total Investments..............................................      313,491        697,897          72,126         60,422
Due from Metropolitan Life Insurance Company...................           --             --              --             --
                                                                    --------       --------         -------        -------
Total Assets...................................................      313,491        697,897          72,126         60,422
LIABILITIES:
Due to Metropolitan Life Insurance Company.....................           --             --              --             --
                                                                    --------       --------         -------        -------
NET ASSETS.....................................................     $313,491       $697,897         $72,126        $60,422
                                                                    ========       ========         =======        =======
Outstanding Units..............................................       21,181         35,975           1,679          1,423
Unit Fair Values...............................................     $  14.80       $  19.40         $ 42.95        $ 42.45

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                                              METLIFE                  METLIFE
                                                               METLIFE    CONSERVATIVE TO  METLIFE   MODERATE TO  METLIFE
                                                             CONSERVATIVE    MODERATE      MODERATE  AGGRESSIVE  AGGRESSIVE
                                                              ALLOCATION    ALLOCATION    ALLOCATION ALLOCATION  ALLOCATION
                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                                                             ------------ --------------- ---------- ----------- ----------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND--(CONTINUED)
MetLife Conservative Allocation Portfolio
 6,636 shares; cost $68,427.................................   $69,943      $       --    $       -- $       --   $     --
MetLife Conservative to Moderate Allocation Portfolio
 97,945 shares; cost $1,029,469.............................        --       1,079,349            --         --         --
MetLife Moderate Allocation Portfolio
 203,290 shares; cost $2,202,946............................        --              --     2,333,773         --         --
MetLife Moderate to Aggressive Allocation Portfolio
 192,155 shares; cost $2,146,262............................        --              --            --  2,294,329         --
MetLife Aggressive Allocation Portfolio
 73,140 shares; cost $795,559...............................        --              --            --         --    895,235
FI Large Cap Portfolio
 118 shares; cost $1,637....................................
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS ("FIDELITY FUND")
VIP Equity-Income Portfolio
 2,364,247 shares; cost $54,847,782.........................        --              --            --         --         --
VIP Overseas Portfolio
 1,342,114 shares; cost $17,596,814.........................        --              --            --         --         --
MET INVESTORS SERIES TRUSTS ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 254,525 shares; cost $3,099,702............................        --              --            --         --         --
PIMCO Total Return Portfolio
 779,827 shares; cost $9,001,629............................        --              --            --         --         --
RCM Global Technology Portfolio
 74,587 shares; cost $352,138...............................        --              --            --         --         --
T. Rowe Price Mid Cap Growth Portfolio
 341,261 shares; cost $2,595,347............................        --              --            --         --         --
MFS Research International Portfolio
 166,716 shares; cost $2,189,635............................        --              --            --         --         --
Lazard Mid Cap Portfolio
 67,239 shares; cost $872,997...............................        --              --            --         --         --
Met/AIM Small Cap Growth Portfolio
 43,228 shares; cost $540,486...............................        --              --            --         --         --
Harris Oakmark International Portfolio
 416,590 shares; cost $6,384,986............................        --              --            --         --         --
Legg Mason Aggressive Growth Portfolio
 65,771 shares; cost $542,277...............................        --              --            --         --         --
Neuberger Berman Real Estate Portfolio
 320,081 shares; cost $4,649,454............................        --              --            --         --         --
Oppenheimer Capital Appreciation Portfolio
 29,345 shares; cost $260,996...............................        --              --            --         --         --
Legg Mason Value Equity Portfolio
 52,400 shares; cost $550,799...............................
Cyclical Growth ETF Portfolio
 419 shares; cost $4,690....................................        --              --            --         --         --
Cyclical Growth and Income ETF Portfolio
 424 shares; cost $4,652....................................        --              --            --         --         --
PIMCO Inflation Protected Bond Portfolio
 25,569 shares; cost $255,151...............................        --              --            --         --         --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND")
American Funds Growth Portfolio
 287,365 shares; cost $13,432,067...........................        --              --            --         --         --
American Funds Growth and Income Portfolio
 286,150 shares; cost $9,754,184............................        --              --            --         --         --
American Funds Global Small Capitalization Portfolio
 306,442 shares; cost $5,748,561............................        --              --            --         --         --
American Funds Bond Portfolio
 21,321 shares; cost $244,106...............................
                                                               -------      ----------    ---------- ----------   --------
Total Investments...........................................    69,943       1,079,349     2,333,773  2,294,329    895,235
Due from Metropolitan Life Insurance Company................        --              --            --         --         --
                                                               -------      ----------    ---------- ----------   --------
Total Assets................................................    69,943       1,079,349     2,333,773  2,294,329    895,235
LIABILITIES:
Due to Metropolitan Life Insurance Company..................        --              --            --         --         --
                                                               -------      ----------    ---------- ----------   --------
NET ASSETS..................................................   $69,943      $1,079,349    $2,333,773 $2,294,329   $895,235
                                                               =======      ==========    ========== ==========   ========
Outstanding Units...........................................     6,437          95,025       196,707    185,461     70,333
Unit Fair Values............................................   $ 10.87      $    11.36    $    11.86 $    12.37   $  12.73

  The accompanying notes are an integral part of these financial statements.

    FI          VIP         VIP       LORD ABBETT      PIMCO     RCM GLOBAL T. ROWE PRICE  MFS RESEARCH
LARGE CAP  EQUITY-INCOME  OVERSEAS   BOND DEBENTURE TOTAL RETURN TECHNOLOGY MID CAP GROWTH INTERNATIONAL
SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------- ------------- ----------- -------------- ------------ ---------- -------------- -------------
  $   --    $        --  $        --   $       --    $       --   $     --    $       --    $       --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
   1,778
      --     61,943,281           --           --            --         --            --            --
      --             --   32,170,458           --            --         --            --            --
      --             --           --    3,163,742            --         --            --            --
      --             --           --           --     9,123,971         --            --            --
      --             --           --           --            --    396,803            --            --
      --             --           --           --            --         --     2,938,260            --
      --             --           --           --            --         --            --     2,492,403
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --

      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --
      --             --           --           --            --         --            --            --

  ------    -----------  -----------   ----------    ----------   --------    ----------    ----------
   1,778     61,943,281   32,170,458    3,163,742     9,123,971    396,803     2,938,260     2,492,403
      --             --           --           --            --         --            --            --
  ------    -----------  -----------   ----------    ----------   --------    ----------    ----------
   1,778     61,943,281   32,170,458    3,163,742     9,123,971    396,803     2,938,260     2,492,403
      --             --           --           --            --         --            --            --
  ------    -----------  -----------   ----------    ----------   --------    ----------    ----------
  $1,778    $61,943,281  $32,170,458   $3,163,742    $9,123,971   $396,803    $2,938,260    $2,492,403
  ======    ===========  ===========   ==========    ==========   ========    ==========    ==========
     102      9,316,053    9,485,082    1,734,243     7,238,857    801,471     3,478,719     1,532,140
  $17.38    $      6.65  $      3.39   $     1.82    $     1.26   $   0.50    $     0.84    $     1.63

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
                               DECEMBER 31, 2006

                                                        LAZARD       MET/AIM      HARRIS OAKMARK    LEGG MASON
                                                       MID CAP   SMALL CAP GROWTH INTERNATIONAL  AGGRESSIVE GROWTH
                                                      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                      ---------- ---------------- -------------- -----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND--(CONTINUED)
MetLife Conservative Allocation Portfolio
 6,636 shares; cost $68,427..........................  $     --      $     --       $       --       $     --
MetLife Conservative to Moderate Allocation Portfolio
 97,945 shares; cost $1,029,469......................        --            --               --             --
MetLife Moderate Allocation Portfolio
 203,290 shares; cost $2,202,946.....................        --            --               --             --
MetLife Moderate to Aggressive Allocation Portfolio
 192,155 shares; cost $2,146,262.....................        --            --               --             --
MetLife Aggressive Allocation Portfolio
 73,140 shares; cost $795,559........................        --            --               --             --
FI Large Cap Portfolio
 118 shares; cost $1,637.............................
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 ("FIDELITY FUND")
VIP Equity-Income Portfolio
 2,364,247 shares; cost $54,847,782..................        --            --               --             --
VIP Overseas Portfolio
 1,342,114 shares; cost $17,596,814..................        --            --               --             --
MET INVESTORS SERIES TRUSTS ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 254,525 shares; cost $3,099,702.....................        --            --               --             --
PIMCO Total Return Portfolio
 779,827 shares; cost $9,001,629.....................        --            --               --             --
RCM Global Technology Portfolio
 74,587 shares; cost $352,138........................        --            --               --             --
T. Rowe Price Mid Cap Growth Portfolio
 341,261 shares; cost $2,595,347.....................        --            --               --             --
MFS Research International Portfolio
 166,716 shares; cost $2,189,635.....................        --            --               --             --
Lazard Mid Cap Portfolio
 67,239 shares; cost $872,997........................   918,480            --               --             --
Met/AIM Small Cap Growth Portfolio
 43,228 shares; cost $540,486........................        --       578,815               --             --
Harris Oakmark International Portfolio
 416,590 shares; cost $6,384,986.....................        --            --        7,877,722             --
Legg Mason Aggressive Growth Portfolio
 65,771 shares; cost $542,277........................        --            --               --        524,851
Neuberger Berman Real Estate Portfolio
 320,081 shares; cost $4,649,454.....................        --            --               --             --
Oppenheimer Capital Appreciation Portfolio
 29,345 shares; cost $260,996........................        --            --               --             --
Legg Mason Value Equity Portfolio
 52,400 shares; cost $550,799........................
Cyclical Growth ETF Portfolio
 419 shares; cost $4,690.............................        --            --               --             --
Cyclical Growth and Income ETF Portfolio
 424 shares; cost $4,652.............................        --            --               --             --
PIMCO Inflation Protected Bond Portfolio
 25,569 shares; cost $255,151........................        --            --               --             --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND")
American Funds Growth Portfolio
 287,365 shares; cost $13,432,067....................        --            --               --             --
American Funds Growth and Income Portfolio
 286,150 shares; cost $9,754,184.....................        --            --               --             --
American Funds Global Small Capitalization Portfolio
 306,442 shares; cost $5,748,561.....................        --            --               --             --
American Funds Bond Portfolio
 21,321 shares; cost $244,106........................
                                                       --------      --------       ----------       --------
Total Investments....................................   918,480       578,815        7,877,722        524,851
Due from Metropolitan Life Insurance Company.........        --            --               --             --
                                                       --------      --------       ----------       --------
Total Assets.........................................   918,480       578,815        7,877,722        524,851
LIABILITIES:
Due to Metropolitan Life Insurance Company...........        --            --               --             --
                                                       --------      --------       ----------       --------
NET ASSETS...........................................  $918,480      $578,815       $7,877,722       $524,851
                                                       ========      ========       ==========       ========
Outstanding Units....................................   560,353       394,379        3,910,701        666,205
Unit Fair Values.....................................  $   1.64      $   1.47       $     2.01       $   0.79

                                                      NEUBERGER BERMAN
                                                        REAL ESTATE
                                                         SUBACCOUNT
                                                      ----------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND--(CONTINUED)
MetLife Conservative Allocation Portfolio
 6,636 shares; cost $68,427..........................    $       --
MetLife Conservative to Moderate Allocation Portfolio
 97,945 shares; cost $1,029,469......................            --
MetLife Moderate Allocation Portfolio
 203,290 shares; cost $2,202,946.....................            --
MetLife Moderate to Aggressive Allocation Portfolio
 192,155 shares; cost $2,146,262.....................            --
MetLife Aggressive Allocation Portfolio
 73,140 shares; cost $795,559........................            --
FI Large Cap Portfolio
 118 shares; cost $1,637.............................
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 ("FIDELITY FUND")
VIP Equity-Income Portfolio
 2,364,247 shares; cost $54,847,782..................            --
VIP Overseas Portfolio
 1,342,114 shares; cost $17,596,814..................            --
MET INVESTORS SERIES TRUSTS ("MET INVESTORS FUND")
Lord Abbett Bond Debenture Portfolio
 254,525 shares; cost $3,099,702.....................            --
PIMCO Total Return Portfolio
 779,827 shares; cost $9,001,629.....................            --
RCM Global Technology Portfolio
 74,587 shares; cost $352,138........................            --
T. Rowe Price Mid Cap Growth Portfolio
 341,261 shares; cost $2,595,347.....................            --
MFS Research International Portfolio
 166,716 shares; cost $2,189,635.....................            --
Lazard Mid Cap Portfolio
 67,239 shares; cost $872,997........................            --
Met/AIM Small Cap Growth Portfolio
 43,228 shares; cost $540,486........................            --
Harris Oakmark International Portfolio
 416,590 shares; cost $6,384,986.....................            --
Legg Mason Aggressive Growth Portfolio
 65,771 shares; cost $542,277........................            --
Neuberger Berman Real Estate Portfolio
 320,081 shares; cost $4,649,454.....................     5,780,661
Oppenheimer Capital Appreciation Portfolio
 29,345 shares; cost $260,996........................            --
Legg Mason Value Equity Portfolio
 52,400 shares; cost $550,799........................
Cyclical Growth ETF Portfolio
 419 shares; cost $4,690.............................            --
Cyclical Growth and Income ETF Portfolio
 424 shares; cost $4,652.............................            --
PIMCO Inflation Protected Bond Portfolio
 25,569 shares; cost $255,151........................            --
AMERICAN FUNDS INSURANCE SERIES ("AMERICAN FUND")
American Funds Growth Portfolio
 287,365 shares; cost $13,432,067....................            --
American Funds Growth and Income Portfolio
 286,150 shares; cost $9,754,184.....................            --
American Funds Global Small Capitalization Portfolio
 306,442 shares; cost $5,748,561.....................            --
American Funds Bond Portfolio
 21,321 shares; cost $244,106........................
                                                         ----------
Total Investments....................................     5,780,661
Due from Metropolitan Life Insurance Company.........            --
                                                         ----------
Total Assets.........................................     5,780,661
LIABILITIES:
Due to Metropolitan Life Insurance Company...........            --
                                                         ----------
NET ASSETS...........................................    $5,780,661
                                                         ==========
Outstanding Units....................................       296,783
Unit Fair Values.....................................    $    19.48

  The accompanying notes are an integral part of these financial statements.

                                              CYCLICAL      PIMCO                                       AMERICAN FUNDS
    OPPENHEIMER       LEGG MASON   CYCLICAL  GROWTH AND   INFLATION    AMERICAN FUNDS  AMERICAN FUNDS    GLOBAL SMALL
CAPTIAL APPRECIATION VALUE EQUITY GROWTH ETF INCOME ETF PROTECTED BOND     GROWTH     GROWTH AND INCOME CAPITALIZATION
     SUBACCOUNT       SUBACCOUNT  SUBACCOUNT SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
-------------------- ------------ ---------- ---------- -------------- -------------- ----------------- --------------
      $     --         $     --     $   --     $   --      $     --     $        --      $        --      $       --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --

                             --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
            --               --         --         --            --              --               --              --
       269,974               --         --         --            --              --               --              --
                        584,261
            --               --      4,778         --            --              --               --              --
            --               --         --      4,715            --              --               --              --
            --               --         --         --       257,993              --               --              --
            --               --         --         --            --      18,414,343               --              --
            --               --         --         --            --              --       12,072,681              --
            --               --         --         --            --              --               --       7,550,736
                             --
      --------         --------     ------     ------      --------     -----------      -----------      ----------
       269,974          584,261      4,778      4,715       257,993      18,414,343       12,072,681       7,550,736
            --               --         --         --            --              --               --              --
      --------         --------     ------     ------      --------     -----------      -----------      ----------
       269,974          584,261      4,778      4,715       257,993      18,414,343       12,072,681       7,550,736
            --               --         --         --            --              --               --              --
      --------         --------     ------     ------      --------     -----------      -----------      ----------
      $269,974         $584,261     $4,778     $4,715      $257,993     $18,414,343      $12,072,681      $7,550,736
      ========         ========     ======     ======      ========     ===========      ===========      ==========
        23,353          569,853        418        422        23,194       1,209,256        1,090,620       2,603,049
      $  11.56         $   1.03     $11.42     $11.17      $  11.12     $     15.23      $     11.07      $     2.90

AMERICAN FUNDS
     BOND
  SUBACCOUNT
--------------
   $     --
         --
         --
         --
         --


         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --
         --

         --
         --
         --
         --
         --
         --
    245,832
   --------
    245,832
         --
   --------
    245,832
         --
   --------
   $245,832
   ========
     16,105
   $  15.26

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                   BLACKROCK    BLACKROCK       MFS      HARRIS OAKMARK
                                                    ZENITH EQUITY BOND INCOME  MONEY MARKET TOTAL RETURN FOCUSED VALUE
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                    ------------- -----------  ------------ ------------ --------------
                                                        2006         2006          2006         2006          2006
                                                    ------------- -----------  ------------ ------------ --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................  $ 1,168,760  $ 3,004,417   $1,273,227   $2,171,023   $   161,204
Expenses:
  Mortality and expense risk charges...............    2,032,123      476,797      256,593      559,092       471,557
  Administrative charges...........................      855,631      200,756      108,039      235,407       198,550
                                                     -----------  -----------   ----------   ----------   -----------
Total Expenses.....................................    2,887,754      677,553      364,632      794,499       670,107
                                                     -----------  -----------   ----------   ----------   -----------
Net investment income (loss).......................   (1,718,994)   2,326,864      908,595    1,376,524      (508,903)
                                                     -----------  -----------   ----------   ----------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Realized gains (losses) from security transaction..   (5,351,882)     382,964                  (229,153)    6,924,959
Realized gain distributions........................           --       51,398           --    1,373,229     4,974,017
                                                     -----------  -----------   ----------   ----------   -----------
Net realized gain (loss) on investments............   (5,351,882)     434,362           --    1,144,076    11,898,976
Change in unrealized appreciation (depreciation) of
 investments.......................................   20,844,181   (1,381,456)                3,344,791    (6,541,247)
                                                     -----------  -----------   ----------   ----------   -----------
Net realized and unrealized gains (losses) on
 investments.......................................   15,492,299     (947,094)          --    4,488,867     5,357,729
                                                     -----------  -----------   ----------   ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................  $13,773,305  $ 1,379,770   $  908,595   $5,865,391   $ 4,848,826
                                                     ===========  ===========   ==========   ==========   ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                                                         WESTERN ASSET
                           WESTERN ASSET     BLACKROCK                     MANAGEMENT
 FI VALUE   LOOMIS SAYLES   MANAGEMENT         LEGACY          DAVIS     STRATEGIC BOND       MFS               FI
 LEADERS      SMALL CAP   U.S. GOVERNMENT LARGE CAP GROWTH VENTURE VALUE OPPORTUNITIES  INVESTORS TRUST INTERNATIONAL STOCK
SUBACCOUNT   SUBACCOUNT     SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
----------  ------------- --------------- ---------------- ------------- -------------- --------------- -------------------
   2006         2006           2006             2006           2006           2006         2006 (A)            2006
----------  ------------- --------------- ---------------- ------------- -------------- --------------- -------------------
$  310,548   $       --      $330,638       $    62,975     $   755,398    $ 970,025       $   8,074        $  159,338
   257,179      378,252        85,328           475,778         821,121      175,262           2,418            99,722
   108,286      159,264        35,928           200,328         345,735       73,795           1,018            41,988
----------   ----------      --------       -----------     -----------    ---------       ---------        ----------
   365,465      537,516       121,256           676,106       1,166,856      249,057           3,436           141,710
----------   ----------      --------       -----------     -----------    ---------       ---------        ----------
   (54,917)    (537,516)      209,382          (613,131)       (411,458)     720,968           4,638            17,628
----------   ----------      --------       -----------     -----------    ---------       ---------        ----------
  (755,513)     942,302       (20,612)       (5,266,901)      7,088,040      739,260          96,916           693,979
   717,234    3,571,432            --                --              --      154,598          58,103                --
----------   ----------      --------       -----------     -----------    ---------       ---------        ----------
   (38,279)   4,513,734       (20,612)       (5,266,901)      7,088,040      893,858         155,019           693,979
 2,794,676    1,652,660        25,248         7,020,596       3,645,528     (991,595)       (123,849)          699,420
----------   ----------      --------       -----------     -----------    ---------       ---------        ----------
 2,756,397    6,166,394         4,636         1,753,695      10,733,568      (97,737)         31,170         1,393,399
----------   ----------      --------       -----------     -----------    ---------       ---------        ----------
$2,701,480   $5,628,878      $214,018       $ 1,140,564     $10,322,110    $ 623,231       $  35,808        $1,411,027
==========   ==========      ========       ===========     ===========    =========       =========        ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                     JENNISON   FI MID CAP    RUSSELL     METLIFE   METLIFE MID CAP
                                                      GROWTH   OPPORTUNITIES 2000 INDEX STOCK INDEX   STOCK INDEX
                                                    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT SUBACCOUNT    SUBACCOUNT
                                                    ---------- ------------- ---------- ----------- ---------------
                                                     2006 (C)      2006         2006       2006          2006
                                                    ---------- ------------- ---------- ----------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................  $     --    $     --     $ 27,450  $  535,763     $  29,308
Expenses:
  Mortality and expense risk charges...............     4,881      16,468       42,149     246,476        29,082
  Administrative charges...........................     2,055       6,934       17,747     103,779        12,245
                                                     --------    --------     --------  ----------     ---------
Total Expenses.....................................     6,936      23,402       59,896     350,255        41,327
                                                     --------    --------     --------  ----------     ---------
Net investment income (loss).......................    (6,936)    (23,402)     (32,446)    185,508       (12,019)
                                                     --------    --------     --------  ----------     ---------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Realized gains (losses) from security transaction..    46,724     196,254      451,665     377,855       269,917
Realized gain distributions........................       543          --      173,551     928,325       223,001
                                                     --------    --------     --------  ----------     ---------
Net realized gain (loss) on investments............    47,267     196,254      625,216   1,306,180       492,918
Change in unrealized appreciation (depreciation) of
 investments.......................................   (48,818)    (19,984)     100,637   1,854,623      (236,392)
                                                     --------    --------     --------  ----------     ---------
Net realized and unrealized gains (losses) on
 investments.......................................    (1,551)    176,270      725,853   3,160,803       256,526
                                                     --------    --------     --------  ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................  $ (8,487)   $152,868     $693,407  $3,346,311     $ 244,507
                                                     ========    ========     ========  ==========     =========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

             LEHMAN
  MORGAN    BROTHERS    NEUBERGER       FRANKLIN
 STANLEY   AGGREGATE     BERMAN        TEMPLETON     BLACKROCK     BLACKROCK    HARRIS OAKMARK     BLACKROCK
EAFE INDEX BOND INDEX MID CAP VALUE SMALL CAP GROWTH LARGE CAP  LARGE CAP VALUE LARGE CAP VALUE STRATEGIC VALUE
SUBACCOUNT SUBACCOUNT  SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------- ---------- ------------- ---------------- ---------- --------------- --------------- ---------------
   2006       2006        2006            2006          2006         2006            2006            2006
---------- ---------- ------------- ---------------- ---------- --------------- --------------- ---------------
 $ 43,947   $147,723   $   23,138      $      --      $  4,458     $ 11,446        $ 15,419       $    53,874
   26,513     30,574       78,163         13,141         3,818        9,146          19,996           153,261
   11,163     12,873       32,911          5,533         1,608        3,851           8,419            64,531
 --------   --------   ----------      ---------      --------     --------        --------       -----------
   37,676     43,447      111,074         18,674         5,426       12,997          28,415           217,792
 --------   --------   ----------      ---------      --------     --------        --------       -----------
    6,271    104,276      (87,936)       (18,674)         (968)      (1,551)        (12,996)         (163,918)
 --------   --------   ----------      ---------      --------     --------        --------       -----------
  302,751    (76,278)     614,752        157,241        61,833       47,792         161,469           697,933
       --         --      791,971         78,009            --       62,768              --         3,185,518
 --------   --------   ----------      ---------      --------     --------        --------       -----------
  302,751    (76,278)   1,406,723        235,250        61,833      110,560         161,469         3,883,451
  314,248     35,423     (638,844)      (121,973)      (13,821)      59,925         140,849        (1,471,363)
 --------   --------   ----------      ---------      --------     --------        --------       -----------
  616,999    (40,855)     767,879        113,277        48,012      170,485         302,318         2,412,088
 --------   --------   ----------      ---------      --------     --------        --------       -----------
 $623,270   $ 63,421   $  679,943      $  94,603      $ 47,044     $168,934        $289,322       $ 2,248,170
 ========   ========   ==========      =========      ========     ========        ========       ===========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    T. ROWE PRICE T. ROWE PRICE OPPENHEIMER BLACKROCK
                                                      LARGE CAP     SMALL CAP     GLOBAL    AGGRESSIVE  BLACKROCK
                                                       GROWTH        GROWTH       EQUITY      GROWTH   DIVERSIFIED
                                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                                                    ------------- ------------- ----------- ---------- -----------
                                                        2006          2006         2006        2006       2006
                                                    ------------- ------------- ----------- ---------- -----------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................   $  1,247       $    --      $14,065    $    --     $1,108
Expenses:
  Mortality and expense risk charges...............     12,195         2,813        6,107      1,021        492
  Administrative charges...........................      5,135         1,184        2,572        430        207
                                                      --------       -------      -------    -------     ------
Total Expenses.....................................     17,330         3,997        8,679      1,451        699
                                                      --------       -------      -------    -------     ------
Net investment income (loss).......................    (16,083)       (3,997)       5,386     (1,451)       409
                                                      --------       -------      -------    -------     ------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Realized gains (losses) from security transaction..     47,183        10,685       45,355     11,241        737
Realized gain distributions........................         --            --       12,128         --         --
                                                      --------       -------      -------    -------     ------
Net realized gain (loss) on investments............     47,183        10,685       57,483     11,241        737
Change in unrealized appreciation (depreciation) of
 investments.......................................    110,179        (6,816)      22,882     (7,695)     3,573
                                                      --------       -------      -------    -------     ------
Net realized and unrealized gains (losses) on
 investments.......................................    157,362         3,869       80,365      3,546      4,310
                                                      --------       -------      -------    -------     ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................   $141,279       $  (128)     $85,751    $ 2,095     $4,719
                                                      ========       =======      =======    =======     ======

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                                              METLIFE
  METLIFE          METLIFE        METLIFE   MODERATE TO  METLIFE
CONSERVATIVE   CONSERVATIVE TO    MODERATE  AGGRESSIVE  AGGRESSIVE     FI          VIP         VIP
 ALLOCATION  MODERATE ALLOCATION ALLOCATION ALLOCATION  ALLOCATION LARGE CAP  EQUITY-INCOME  OVERSEAS
 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT SUBACCOUNT  SUBACCOUNT SUBACCOUNT  SUBACCOUNT   SUBACCOUNT
------------ ------------------- ---------- ----------- ---------- ---------- ------------- ----------
  2006 (C)        2006 (C)        2006 (C)   2006 (C)    2006 (C)   2006 (B)      2006         2006
------------ ------------------- ---------- ----------- ---------- ---------- ------------- ----------
   $1,816          $   640        $ 20,665   $ 18,970    $  3,147     $ --     $ 2,071,665  $  307,895
      502            3,029          11,986     13,839       4,541        9         593,694     313,133
      212            1,275           5,047      5,827       1,912        4         249,976     131,846
   ------          -------        --------   --------    --------     ----     -----------  ----------
      714            4,304          17,033     19,666       6,453       13         843,670     444,979
   ------          -------        --------   --------    --------     ----     -----------  ----------
    1,102           (3,664)          3,632       (696)     (3,306)     (13)      1,227,995    (137,084)
   ------          -------        --------   --------    --------     ----     -----------  ----------
       99              783         (12,005)     7,565     (16,072)      (8)      1,069,044   1,667,669
      710              449          29,761     50,253      13,861       --       7,425,935     214,044
   ------          -------        --------   --------    --------     ----     -----------  ----------
      809            1,232          17,756     57,818      (2,211)      (8)      8,494,979   1,881,713
      726           49,372         120,907    145,002      95,968      132         929,239   3,224,228
   ------          -------        --------   --------    --------     ----     -----------  ----------
    1,535           50,604         138,663    202,820      93,757      124       9,424,218   5,105,941
   ------          -------        --------   --------    --------     ----     -----------  ----------
   $2,637          $46,940        $142,295   $202,124    $ 90,451     $111     $10,652,213  $4,968,857
   ======          =======        ========   ========    ========     ====     ===========  ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONTINUED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    LORD ABBETT
                                                       BOND        PIMCO     RCM GLOBAL T. ROWE PRICE  MFS RESEARCH
                                                     DEBENTURE  TOTAL RETURN TEHCNOLOGY MID CAP GROWTH INTERNATIONAL
                                                    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                                    ----------- ------------ ---------- -------------- -------------
                                                       2006         2006        2006         2006          2006
                                                    ----------- ------------ ---------- -------------- -------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................  $197,576     $307,050    $    --     $      --      $ 40,440
Expenses:
  Mortality and expense risk charges...............    28,684      102,545      4,642        29,658        22,071
  Administrative charges...........................    12,077       43,177      1,955        12,488         9,293
                                                     --------     --------    -------     ---------      --------
Total Expenses.....................................    40,761      145,722      6,597        42,146        31,364
                                                     --------     --------    -------     ---------      --------
Net investment income (loss).......................   156,815      161,328     (6,597)      (42,146)        9,076
                                                     --------     --------    -------     ---------      --------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Realized gains (losses) from security transaction..    12,404       (7,701)    (9,342)      443,274       299,917
Realized gain distributions........................        --        4,920         --       107,015       176,205
                                                     --------     --------    -------     ---------      --------
Net realized gain (loss) on investments............    12,404       (2,781)    (9,342)      550,289       476,122
Change in unrealized appreciation (depreciation) of
 investments.......................................    58,281      136,961     23,201      (366,807)       (8,015)
                                                     --------     --------    -------     ---------      --------
Net realized and unrealized gains (losses) on
 investments.......................................    70,685      134,180     13,859       183,482       468,107
                                                     --------     --------    -------     ---------      --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................  $227,500     $295,508    $ 7,262     $ 141,336      $477,183
                                                     ========     ========    =======     =========      ========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

             MET/AIM      HARRIS     LEGG MASON   NEUBERGER  OPPENHEIMER  LEGG MASON
  LAZARD    SMALL CAP     OAKMARK    AGGRESSIVE  BERMAN REAL   CAPITAL      VALUE     CYCLICAL
 MID CAP      GROWTH   INTERNATIONAL   GROWTH      ESTATE    APPRECIATION   EQUITY   GROWTH ETF
SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT SUBACCOUNT
----------  ---------- ------------- ----------  ----------- ------------ ---------- ----------
   2006        2006        2006         2006        2006       2006 (C)    2006 (B)   2006 (B)
----------  ---------- ------------- ----------  ----------- ------------ ---------- ----------
 $  3,256   $      --   $  168,482   $       --  $   36,574    $   321     $   824      $ 43
    9,471       6,365       63,670        5,889      38,594      3,194       4,222         8
    3,988       2,680       26,808        2,479      16,250      1,345       1,778         3
 --------   ---------   ----------   ----------  ----------    -------     -------      ----
   13,459       9,045       90,478        8,368      54,844      4,539       6,000        11
 --------   ---------   ----------   ----------  ----------    -------     -------      ----
  (10,203)     (9,045)      78,004       (8,368)    (18,270)    (4,218)     (5,176)       32
 --------   ---------   ----------   ----------  ----------    -------     -------      ----
   59,732     135,224      514,497       49,832     251,321      6,285        (800)       30
  127,617      95,795      444,260       38,922     196,232      2,853      10,923        10
 --------   ---------   ----------   ----------  ----------    -------     -------      ----
  187,349     231,019      958,757       88,754     447,553      9,138      10,123        40
  (63,823)   (133,016)     588,101     (107,852)    820,465      9,228      33,462        84
 --------   ---------   ----------   ----------  ----------    -------     -------      ----
  123,526      98,003    1,546,858      (19,098)  1,268,018     18,366      43,585       124
 --------   ---------   ----------   ----------  ----------    -------     -------      ----
 $113,323   $  88,958   $1,624,862    $ (27,466) $1,249,748    $14,148     $38,409      $156
 ========   =========   ==========   ==========  ==========    =======     =======      ====

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                    STATEMENT OF OPERATIONS -- (CONCLUDED)
                     FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                            AMERICAN      AMERICAN
                                                     CYCLICAL      PIMCO        AMERICAN     FUNDS         FUNDS       AMERICAN
                                                    GROWTH AND   INFLATION       FUNDS     GROWTH AND   GLOBAL SMALL    FUNDS
                                                    INCOME ETF PROTECTED BOND    GROWTH      INCOME    CAPITALIZATION    BOND
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                                    ---------- -------------- -----------  ----------  -------------- ----------
                                                     2006 (B)     2006 (B)        2006        2006          2006       2006 (B)
                                                    ---------- -------------- -----------  ----------  -------------- ----------
INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................    $ 55       $    --     $   146,853  $  185,244    $   31,870     $1,582
Expenses:
  Mortality and expense risk charges...............       9         1,440         224,794     146,134        76,172        564
  Administrative charges...........................       4           606          94,650      61,530        32,072        237
                                                       ----       -------     -----------  ----------    ----------     ------
Total Expenses.....................................      13         2,046         319,444     207,664       108,244        801
                                                       ----       -------     -----------  ----------    ----------     ------
Net investment income (loss).......................      42        (2,046)       (172,591)    (22,420)      (76,374)       781
                                                       ----       -------     -----------  ----------    ----------     ------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS:
Realized gains (losses) from security transaction..      62         1,155       2,889,890   1,704,098       901,344        592
Realized gain distributions........................      --            --         126,915     312,407       356,184         --
                                                       ----       -------     -----------  ----------    ----------     ------
Net realized gain (loss) on investments............      62         1,155       3,016,805   2,016,505     1,257,528        592
Change in unrealized appreciation (depreciation) of
 investments.......................................      63         2,842      (1,289,322)   (422,043)      136,007      1,726
                                                       ----       -------     -----------  ----------    ----------     ------
Net realized and unrealized gains (losses) on
 investments.......................................     125         3,997       1,727,483   1,594,462     1,393,535      2,318
                                                       ----       -------     -----------  ----------    ----------     ------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................    $167       $ 1,951     $ 1,554,892  $1,572,042    $1,317,161     $3,099
                                                       ====       =======     ===========  ==========    ==========     ======

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                 ZENITH                     BLACKROCK
                                                                                 EQUITY                    BOND INCOME
                                                                               SUBACCOUNT                  SUBACCOUNT
                                                                       --------------------------  --------------------------
                                                                           2006          2005          2006          2005
                                                                       ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $ (1,718,994) $   (967,568) $  2,326,864  $  1,718,817
 Net realized gain (loss) on investments..............................   (5,351,882)  (11,153,382)      434,362       938,916
 Change in net unrealized appreciation (deprecation) of investments...   20,844,181    31,096,207    (1,381,456)   (2,009,449)
                                                                       ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets resulting from operations......   13,773,305    18,975,257     1,379,770       648,284
                                                                       ------------  ------------  ------------  ------------
From capital transactions:
 Payments received from contract owners...............................    2,063,800     3,124,824       470,303       835,927
 Transfers between Subaccounts (including fixed account), net.........   (7,833,175)   (6,299,464)   (1,431,387)   (2,731,486)
 Transfers for contract benefits and terminations.....................  (39,393,036)  (40,010,503)  (13,197,606)  (10,350,729)
 Contract maintenance charges.........................................     (185,321)     (214,269)      (30,852)      (39,082)
                                                                       ------------  ------------  ------------  ------------
 Net increase (decrease) in net assets resulting from capital transactions.......................................................  (45,347,732)  (43,399,412)  (14,189,542)  (12,285,370)
                                                                       ------------  ------------  ------------  ------------
NET CHANGE IN NET ASSETS..............................................  (31,574,427)  (24,424,155)  (12,809,772)  (11,637,086)
NET ASSETS--BEGINNING OF PERIOD.......................................  233,110,020   257,534,175    56,734,152    68,371,238
                                                                       ------------  ------------  ------------  ------------
NET ASSETS--END OF PERIOD............................................. $201,535,593  $233,110,020  $ 43,924,380  $ 56,734,152
                                                                       ============  ============  ============  ============

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

         BLACKROCK                      MFS                   HARRIS OAKMARK                   FI
       MONEY MARKET                TOTAL RETURN                FOCUSED VALUE              VALUE LEADERS
        SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT
--------------------------  --------------------------  --------------------------  ------------------------
    2006          2005          2006          2005          2006          2005          2006         2005
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------


$    908,595  $    458,334  $  1,376,524  $    281,758  $   (508,903) $   (751,667) $   (54,917) $   (53,419)
          --            --     1,144,076    (2,871,006)   11,898,976     5,417,474      (38,279)    (955,335)
          --            --     3,344,791     3,644,518    (6,541,247)       10,809    2,794,676    3,588,809
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
     908,595       458,334     5,865,391     1,055,270     4,848,826     4,676,616    2,701,480    2,580,055
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------

     683,668       723,325       597,753       959,867       717,963     1,048,604      323,035      465,898
   9,022,121     6,890,322    (1,860,341)   (1,073,025)   (3,820,988)     (563,784)  (1,443,307)    (830,415)
 (13,394,773)  (12,428,518)  (12,873,822)  (11,272,587)  (12,095,132)  (10,190,486)  (5,520,760)  (5,007,299)
     (25,739)      (31,886)      (38,886)      (46,143)      (29,457)      (35,720)     (19,039)     (22,107)
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  (3,714,723)   (4,846,757)  (14,175,296)  (11,431,888)  (15,227,614)   (9,741,386)  (6,660,071)  (5,393,923)
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
  (2,806,128)   (4,388,423)   (8,309,905)  (10,376,618)  (10,378,788)   (5,064,770)  (3,958,591)  (2,813,868)
  27,695,494    32,083,917    63,051,270    73,427,888    55,842,434    60,907,204   29,221,014   32,034,882
------------  ------------  ------------  ------------  ------------  ------------  -----------  -----------
$ 24,889,366  $ 27,695,494  $ 54,741,365  $ 63,051,270  $ 45,463,646  $ 55,842,434  $25,262,423  $29,221,014
============  ============  ============  ============  ============  ============  ===========  ===========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                             LOOMIS SAYLES       WESTERN ASSET MANAGEMENT
                                                                               SMALL CAP              U.S. GOVERNMENT
                                                                              SUBACCOUNT                SUBACCOUNT
                                                                       ------------------------  ------------------------
                                                                           2006         2005         2006         2005
                                                                       -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $  (537,516) $  (567,276) $   209,382  $    13,562
 Net realized gain (loss) on investments..............................   4,513,734    3,530,765      (20,612)     246,808
 Change in net unrealized appreciation (deprecation) of investments...   1,652,660     (864,319)      25,248     (215,486)
                                                                       -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets resulting from operations......   5,628,878    2,099,170      214,018       44,884
                                                                       -----------  -----------  -----------  -----------
From capital transactions:
 Payments received from contract owners...............................     518,894      768,494       87,359      197,841
 Transfers between Subaccounts (including fixed account), net.........    (942,967)    (935,474)    (398,432)     (34,362)
 Transfers for contract benefits and terminations.....................  (8,723,216)  (7,647,613)  (3,188,498)  (3,050,651)
 Contract maintenance charges.........................................     (28,470)     (32,323)      (4,402)      (5,697)
                                                                       -----------  -----------  -----------  -----------
 Net increase (decrease) in net assets resulting from capital transactions.......................................................  (9,175,759)  (7,846,916)  (3,503,973)  (2,892,869)
                                                                       -----------  -----------  -----------  -----------
NET CHANGE IN NET ASSETS..............................................  (3,546,881)  (5,747,746)  (3,289,955)  (2,847,985)
NET ASSETS--BEGINNING OF PERIOD.......................................  40,693,356   46,441,102   10,597,578   13,445,563
                                                                       -----------  -----------  -----------  -----------
NET ASSETS--END OF PERIOD............................................. $37,146,474  $40,693,356  $ 7,307,623  $10,597,578
                                                                       ===========  ===========  ===========  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

     BLACKROCK LEGACY              DAVIS VENTURE        WESTERN ASSET MANAGEMENT              MFS
     LARGE CAP GROWTH                  VALUE            STRATEGIC BOND OPPORTUNITIES    INVESTORS TRUST
        SUBACCOUNT                  SUBACCOUNT                 SUBACCOUNT                  SUBACCOUNT
--------------------------  --------------------------  ---------------------------  ---------------------
    2006          2005          2006          2005          2006           2005       2006 (A)     2005
------------  ------------  ------------  ------------   -----------   -----------   ---------  ----------
$   (613,131) $   (542,865) $   (411,458) $   (600,350) $   720,968    $   393,502   $  62,741  $   (7,108)
  (5,266,901)   (6,573,691)    7,088,040     4,962,794      893,858        972,344      96,916      93,923
   7,020,596     9,837,031     3,645,528     3,499,994     (991,595)    (1,058,475)   (123,849)    (49,441)
------------  ------------  ------------  ------------   -----------   -----------   ---------  ----------
   1,140,564     2,720,475    10,322,110     7,862,438      623,231        307,371      35,808      37,374
------------  ------------  ------------  ------------   -----------   -----------   ---------  ----------
     712,969     1,117,001     1,138,475     1,594,701      200,165        749,305       2,492      40,270
  (3,220,015)   (4,503,765)   (1,476,356)     (295,127)      67,027        770,358    (787,910)   (319,548)
 (11,427,015)  (10,035,216)  (20,822,939)  (16,097,588)  (5,116,984)    (3,681,882)    (38,931)   (115,373)
     (39,270)      (48,673)      (56,820)      (65,564)      (9,079)       (10,685)       (153)       (415)
------------  ------------  ------------  ------------   -----------   -----------   ---------  ----------
 (13,973,331)  (13,470,653)  (21,217,640)  (14,863,578)  (4,858,871)    (2,172,904)   (824,502)   (395,066)
------------  ------------  ------------  ------------   -----------   -----------   ---------  ----------
 (12,832,767)  (10,750,178)  (10,895,530)   (7,001,140)  (4,235,640)    (1,865,533)   (788,694)   (357,692)
  57,515,631    68,265,809    93,427,996   100,429,136   20,376,343     22,241,876     788,694   1,146,386
------------  ------------  ------------  ------------   -----------   -----------   ---------  ----------
$ 44,682,864  $ 57,515,631  $ 82,532,466  $ 93,427,996  $16,140,703    $20,376,343   $      --  $  788,694
============  ============  ============  ============   ===========   ===========   =========  ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                                                  FI                   JENNISON
                                                                          INTERNATIONAL STOCK           GROWTH
                                                                              SUBACCOUNT              SUBACCOUNT
                                                                       ------------------------  -------------------
                                                                           2006         2005        2006    2005 (C)
                                                                       -----------  -----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $    17,628  $   (72,275) $  (6,936) $ (4,452)
 Net realized gain (loss) on investments..............................     693,979      (21,607)    47,267    10,544
 Change in net unrealized appreciation (deprecation) of investments...     699,420    1,669,947    (48,818)   86,449
                                                                       -----------  -----------  ---------  --------
 Net increase (decrease) in net assets resulting from operations......   1,411,027    1,576,065     (8,487)   92,541
                                                                       -----------  -----------  ---------  --------
From capital transactions:
 Payments received from contract owners...............................     150,810      215,327     12,119     5,674
 Transfers between Subaccounts (including fixed account), net.........     (88,924)    (142,534)    63,200   474,252
 Transfers for contract benefits and terminations.....................  (3,239,082)  (1,545,459)  (171,051)  (81,027)
 Contract maintenance charges.........................................      (6,593)      (6,955)      (396)     (385)
                                                                       -----------  -----------  ---------  --------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................  (3,183,789)  (1,479,621)   (96,128)  398,514
                                                                       -----------  -----------  ---------  --------
NET CHANGE IN NET ASSETS..............................................  (1,772,762)      96,444   (104,615)  491,055
NET ASSETS--BEGINNING OF PERIOD.......................................  10,995,343   10,898,899    491,055        --
                                                                       -----------  -----------  ---------  --------
NET ASSETS--END OF PERIOD............................................. $ 9,222,581  $10,995,343  $ 386,440  $491,055
                                                                       ===========  ===========  =========  ========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

      FI MID CAP                RUSSELL                  METLIFE                  METLIFE
     OPPORTUNITIES            2000 INDEX               STOCK INDEX          MID CAP STOCK INDEX
      SUBACCOUNT              SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
----------------------  ----------------------  ------------------------  ----------------------
   2006        2005        2006        2005         2006         2005        2006        2005
----------  ----------  ----------  ----------  -----------  -----------  ----------  ----------
$  (23,402) $  (28,652) $  (32,446) $  (34,148) $   185,508  $    85,959  $  (12,019) $  (27,250)
   196,254     221,756     625,216     585,238    1,306,180      (70,820)    492,918     421,694
   (19,984)   (132,859)    100,637    (439,946)   1,854,623      796,895    (236,392)   (121,890)
----------  ----------  ----------  ----------  -----------  -----------  ----------  ----------
   152,868      60,245     693,407     111,144    3,346,311      812,034     244,507     272,554
----------  ----------  ----------  ----------  -----------  -----------  ----------  ----------
    13,615      53,323     243,269      62,649      315,991      741,788      40,176      65,871
  (156,805)   (256,295)    237,665     (91,989)  (1,575,028)    (633,455)     68,023    (341,969)
  (673,995)   (359,310)   (803,506)   (660,753)  (4,993,760)  (6,347,028)   (388,338)   (489,626)
      (935)     (1,099)     (1,895)     (2,183)     (14,550)     (17,478)     (1,423)     (1,649)
----------  ----------  ----------  ----------  -----------  -----------  ----------  ----------
  (818,120)   (563,381)   (324,467)   (692,276)  (6,267,347)  (6,256,173)   (281,562)   (767,373)
----------  ----------  ----------  ----------  -----------  -----------  ----------  ----------
  (665,252)   (503,136)    368,940    (581,132)  (2,921,036)  (5,444,139)    (37,055)   (494,819)
 2,050,295   2,553,431   4,266,654   4,847,786   27,950,740   33,394,879   3,060,364   3,555,183
----------  ----------  ----------  ----------  -----------  -----------  ----------  ----------
$1,385,043  $2,050,295  $4,635,594  $4,266,654  $25,029,704  $27,950,740  $3,023,309  $3,060,364
==========  ==========  ==========  ==========  ===========  ===========  ==========  ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                           MORGAN STANLEY           LEHMAN BROTHERS
                                                                             EAFE INDEX          AGGREGATE BOND INDEX
                                                                             SUBACCOUNT               SUBACCOUNT
                                                                       ----------------------  ------------------------
                                                                          2006        2005         2006         2005
                                                                       ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $    6,271  $    2,369  $   104,276  $    99,733
 Net realized gain (loss) on investments..............................    302,751     122,350      (76,278)     (30,689)
 Change in net unrealized appreciation (deprecation) of investments...    314,248     118,441       35,423      (50,078)
                                                                       ----------  ----------  -----------  -----------
 Net increase (decrease) in net assets resulting from operations......    623,270     243,160       63,421       18,966
                                                                       ----------  ----------  -----------  -----------
From capital transactions:
 Payments received from contract owners...............................     44,047      26,249       54,930      110,188
 Transfers between Subaccounts (including fixed account), net.........    888,419     455,950     (401,818)    (221,437)
 Transfers for contract benefits and terminations.....................   (473,518)   (345,811)    (860,687)  (1,113,756)
 Contract maintenance charges.........................................     (1,135)       (891)      (1,686)      (2,339)
                                                                       ----------  ----------  -----------  -----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................    457,813     135,497   (1,209,261)  (1,227,344)
                                                                       ----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS..............................................  1,081,083     378,657   (1,145,840)  (1,208,378)
NET ASSETS--BEGINNING OF PERIOD.......................................  2,417,180   2,038,523    3,806,481    5,014,859
                                                                       ----------  ----------  -----------  -----------
NET ASSETS--END OF PERIOD............................................. $3,498,263  $2,417,180  $ 2,660,641  $ 3,806,481
                                                                       ==========  ==========  ===========  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

    NEUBERGER BERMAN        FRANKLIN TEMPLETON         BLACKROCK             BLACKROCK
      MID CAP VALUE          SMALL CAP GROWTH          LARGE CAP          LARGE CAP VALUE
       SUBACCOUNT               SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
------------------------  ----------------------  -------------------  ---------------------
    2006         2005        2006        2005        2006      2005       2006        2005
-----------  -----------  ----------  ----------  ---------  --------  ----------  ---------
$   (87,936) $   (91,770) $  (18,674) $  (21,478) $    (968) $ (2,530) $   (1,551) $  (4,153)
  1,406,723    1,089,229     235,250     202,457     61,833    19,796     110,560    116,910
   (638,844)    (215,292)   (121,973)   (132,991)   (13,821)   (4,255)     59,925    (69,775)
-----------  -----------  ----------  ----------  ---------  --------  ----------  ---------
    679,943      782,167      94,603      47,988     47,044    13,011     168,934     42,982
-----------  -----------  ----------  ----------  ---------  --------  ----------  ---------
    363,481      253,763      18,049      24,648      5,519     6,706       4,793     17,930
   (474,669)   1,622,234    (161,522)    (80,766)  (101,791)   31,465     589,137    (61,362)
 (1,564,674)  (1,006,482)   (484,619)   (135,357)   (45,792)   (8,111)   (316,941)   (64,150)
     (3,454)      (3,460)       (574)       (756)      (165)     (195)       (306)      (300)
-----------  -----------  ----------  ----------  ---------  --------  ----------  ---------
 (1,679,316)     866,055    (628,666)   (192,231)  (142,229)   29,865     276,683   (107,882)
-----------  -----------  ----------  ----------  ---------  --------  ----------  ---------
   (999,373)   1,648,222    (534,063)   (144,243)   (95,185)   42,876     445,617    (64,900)
  8,419,268    6,771,046   1,548,256   1,692,499    482,941   440,066     898,718    963,618
-----------  -----------  ----------  ----------  ---------  --------  ----------  ---------
$ 7,419,895  $ 8,419,268  $1,014,194  $1,548,256  $ 387,756  $482,941  $1,344,335  $ 898,718
===========  ===========  ==========  ==========  =========  ========  ==========  =========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                           HARRIS OAKMARK              BLACKROCK
                                                                           LARGE CAP VALUE          STRATEGIC VALUE
                                                                             SUBACCOUNT               SUBACCOUNT
                                                                       ----------------------  ------------------------
                                                                          2006        2005         2006         2005
                                                                       ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $  (12,996) $  (22,177) $  (163,918) $  (260,956)
 Net realized gain (loss) on investments..............................    161,469     176,550    3,883,451    2,927,021
 Change in net unrealized appreciation (deprecation) of investments...    140,849    (240,921)  (1,471,363)  (2,247,512)
                                                                       ----------  ----------  -----------  -----------
 Net increase (decrease) in net assets resulting from operations......    289,322     (86,548)   2,248,170      418,553
                                                                       ----------  ----------  -----------  -----------
From capital transactions:
 Payments received from contract owners...............................     32,614      31,937      224,892      473,730
 Transfers between Subaccounts (including fixed account), net.........   (362,038)    266,310   (1,690,643)  (1,502,421)
 Transfers for contract benefits and terminations.....................   (614,683)   (794,223)  (4,343,470)  (3,855,439)
 Contract maintenance charges.........................................       (996)     (1,249)      (8,442)     (10,621)
                                                                       ----------  ----------  -----------  -----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................   (945,103)   (497,225)  (5,817,663)  (4,894,751)
                                                                       ----------  ----------  -----------  -----------
NET CHANGE IN NET ASSETS..............................................   (655,781)   (583,773)  (3,569,493)  (4,476,198)
NET ASSETS--BEGINNING OF PERIOD.......................................  2,492,590   3,076,363   17,980,544   22,456,742
                                                                       ----------  ----------  -----------  -----------
NET ASSETS--END OF PERIOD............................................. $1,836,809  $2,492,590  $14,411,051  $17,980,544
                                                                       ==========  ==========  ===========  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

     T. ROWE PRICE         T. ROWE PRICE        OPPENHEIMER          BLACKROCK
   LARGE CAP GROWTH      SMALL CAP GROWTH      GLOBAL EQUITY     AGGRESSIVE GROWTH
      SUBACCOUNT            SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
----------------------  ------------------  -------------------  -----------------
   2006        2005       2006      2005       2006      2005      2006      2005
----------  ----------  --------  --------  ---------  --------  --------  -------
$  (16,083) $   (7,412) $ (3,997) $   (938) $   5,386  $ (2,404) $ (1,451) $(1,137)
    47,183      (1,068)   10,685     1,295     57,483     9,687    11,241    2,949
   110,179      73,039    (6,816)    7,258     22,882    30,203    (7,695)   5,311
----------  ----------  --------  --------  ---------  --------  --------  -------
   141,279      64,559      (128)    7,615     85,751    37,486     2,095    7,123
----------  ----------  --------  --------  ---------  --------  --------  -------
    31,053      13,875     2,250     1,608     14,157     8,095     1,963      400
   494,451     818,233   301,267    69,847    522,626   315,628    49,591   18,844
  (281,468)    (53,546)  (94,098)   (1,176)  (377,621)  (17,219)  (72,430)  (7,285)
      (463)       (332)     (145)      (42)      (300)     (111)      (61)     (45)
----------  ----------  --------  --------  ---------  --------  --------  -------
   243,573     778,230   209,274    70,237    158,862   306,393   (20,937)  11,914
----------  ----------  --------  --------  ---------  --------  --------  -------
   384,852     842,789   209,146    77,852    244,613   343,879   (18,842)  19,037
 1,036,633     193,844   104,345    26,493    453,284   109,405    90,968   71,931
----------  ----------  --------  --------  ---------  --------  --------  -------
$1,421,485  $1,036,633  $313,491  $104,345  $ 697,897  $453,284  $ 72,126  $90,968
==========  ==========  ========  ========  =========  ========  ========  =======

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                                                      METLIFE
                                                                  BLACKROCK         CONSERVATIVE
                                                                 DIVERSIFIED         ALLOCATION
                                                                 SUBACCOUNT          SUBACCOUNT
                                                             ------------------  -----------------
                                                               2006      2005      2006   2005 (C)
                                                             --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)............................... $    409  $    132  $ 1,102  $   (236)
 Net realized gain (loss) on investments....................      737     8,779      809       568
 Change in net unrealized appreciation (deprecation) of
   investments..............................................    3,573    (9,743)     726       790
                                                             --------  --------  -------  --------
 Net increase (decrease) in net assets resulting from
   operations...............................................    4,719      (832)   2,637     1,122
                                                             --------  --------  -------  --------
From capital transactions:
 Payments received from contract owners.....................      250        40   10,000        --
 Transfers between Subaccounts (including fixed account),
   net......................................................   36,990    (1,692)  17,947    72,371
 Transfers for contract benefits and terminations...........  (14,485)  (82,835)  (3,669)  (30,414)
 Contract maintenance charges...............................      (78)      (36)     (49)       (2)
                                                             --------  --------  -------  --------
 Net increase (decrease) in net assets resulting from
   capital transactions.....................................   22,677   (84,523)  24,229    41,955
                                                             --------  --------  -------  --------
NET CHANGE IN NET ASSETS....................................   27,396   (85,355)  26,866    43,077
NET ASSETS--BEGINNING OF PERIOD.............................   33,026   118,381   43,077        --
                                                             --------  --------  -------  --------
NET ASSETS--END OF PERIOD................................... $ 60,422  $ 33,026  $69,943  $ 43,077
                                                             ========  ========  =======  ========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

       METLIFE                                     METLIFE
   CONSERVATIVE TO           METLIFE             MODERATE TO            METLIFE
      MODERATE              MODERATE             AGGRESSIVE           AGGRESSIVE
     ALLOCATION            ALLOCATION            ALLOCATION           ALLOCATION
     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
--------------------  --------------------  --------------------  ------------------
   2006     2005 (C)     2006     2005 (C)     2006     2005 (C)     2006    2005 (C)
----------  --------  ----------  --------  ----------  --------  ---------  --------
$   (3,664) $   (104) $    3,632  $    435  $     (696) $    270  $  (3,306) $  (204)
     1,232       443      17,756       451      57,818        57     (2,211)     136
    49,372       508     120,907     9,920     145,002     3,065     95,968    3,709
----------  --------  ----------  --------  ----------  --------  ---------  -------
    46,940       847     142,295    10,806     202,124     3,392     90,451    3,641
----------  --------  ----------  --------  ----------  --------  ---------  -------
    33,236        --      49,399     1,756      48,681     1,579     17,916    2,402
   992,974    57,280   2,304,715   589,204   1,756,979   395,512    960,151   59,561
   (16,729)  (35,106)   (753,598)  (10,113)   (113,058)     (185)  (238,731)      (5)
       (93)       --        (601)      (90)       (665)      (30)      (151)      --
----------  --------  ----------  --------  ----------  --------  ---------  -------
 1,009,388    22,174   1,599,915   580,757   1,691,937   396,876    739,185   61,958
----------  --------  ----------  --------  ----------  --------  ---------  -------
 1,056,328    23,021   1,742,210   591,563   1,894,061   400,268    829,636   65,599
    23,021        --     591,563        --     400,268        --     65,599       --
----------  --------  ----------  --------  ----------  --------  ---------  -------
$1,079,349  $ 23,021  $2,333,773  $591,563  $2,294,329  $400,268  $ 895,235  $65,599
==========  ========  ==========  ========  ==========  ========  =========  =======

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                           FI                 VIP
                                                                       LARGE CAP         EQUITY-INCOME
                                                                       SUBACCOUNT         SUBACCOUNT
                                                                       ---------- --------------------------
                                                                        2006 (B)      2006          2005
                                                                       ---------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss).........................................   $  (13)  $  1,227,995  $    257,870
 Net realized gain (loss) on investments..............................       (8)     8,494,979     3,217,308
 Change in net unrealized appreciation (deprecation) of investments...      132        929,239      (836,492)
                                                                         ------   ------------  ------------
 Net increase (decrease) in net assets resulting from operations......      111     10,652,213     2,638,686
                                                                         ------   ------------  ------------
From capital transactions:
 Payments received from contract owners...............................       --        762,504     1,439,147
 Transfers between Subaccounts (including fixed account), net.........    1,648     (2,070,818)   (2,090,155)
 Transfers for contract benefits and terminations.....................       19    (12,295,619)  (13,000,927)
 Contract maintenance charges.........................................       --        (43,425)      (50,499)
                                                                         ------   ------------  ------------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................    1,667    (13,647,358)  (13,702,434)
                                                                         ------   ------------  ------------
NET CHANGE IN NET ASSETS..............................................    1,778     (2,995,145)  (11,063,748)
NET ASSETS--BEGINNING OF PERIOD.......................................       --     64,938,426    76,002,174
                                                                         ------   ------------  ------------
NET ASSETS--END OF PERIOD.............................................   $1,778   $ 61,943,281  $ 64,938,426
                                                                         ======   ============  ============

                                                                                  VIP
                                                                               OVERSEAS
                                                                              SUBACCOUNT
                                                                       ------------------------
                                                                           2006         2005
                                                                       -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $  (137,084) $  (215,959)
 Net realized gain (loss) on investments..............................   1,881,713     (585,082)
 Change in net unrealized appreciation (deprecation) of investments...   3,224,228    6,057,782
                                                                       -----------  -----------
 Net increase (decrease) in net assets resulting from operations......   4,968,857    5,256,741
                                                                       -----------  -----------
From capital transactions:
 Payments received from contract owners...............................     378,047      504,072
 Transfers between Subaccounts (including fixed account), net.........    (776,155)    (819,936)
 Transfers for contract benefits and terminations.....................  (6,989,586)  (6,448,316)
 Contract maintenance charges.........................................     (24,610)     (26,515)
                                                                       -----------  -----------
 Net increase (decrease) in net assets resulting from capital transactions.......................................................  (7,412,304)  (6,790,695)
                                                                       -----------  -----------
NET CHANGE IN NET ASSETS..............................................  (2,443,447)  (1,533,954)
NET ASSETS--BEGINNING OF PERIOD.......................................  34,613,905   36,147,859
                                                                       -----------  -----------
NET ASSETS--END OF PERIOD............................................. $32,170,458  $34,613,905
                                                                       ===========  ===========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

      LORD ABBETT                 PIMCO                    RCM               T. ROWE PRICE
    BOND DEBENTURE            TOTAL RETURN          GLOBAL TECHNOLOGY       MID CAP GROWTH
      SUBACCOUNT               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
----------------------  ------------------------  --------------------  ----------------------
   2006        2005         2006         2005        2006       2005       2006        2005
----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
$  156,815  $   78,928  $   161,328  $  (163,852) $  (6,597) $  (6,518) $  (42,146) $  (13,650)
    12,404     100,031       (2,781)     173,441     (9,342)   (19,859)    550,289     434,753
    58,281    (184,305)     136,961       81,482     23,201     53,391    (366,807)    (18,665)
----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
   227,500      (5,346)     295,508       91,071      7,262     27,014     141,336     402,438
----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
    69,856      48,317      180,719      370,374     14,278     12,273      42,656      47,841
   851,098    (158,099)     366,065    1,434,207      2,955   (105,031)    286,729     340,793
  (868,475)   (440,389)  (3,840,682)  (2,333,240)  (133,976)   (72,487)   (966,241)   (678,699)
    (1,326)     (1,563)      (5,128)      (6,337)      (352)      (329)     (1,438)     (1,427)
----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------

    51,153    (551,734)  (3,299,026)    (534,996)  (117,095)  (165,574)   (638,294)   (291,492)
----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
   278,653    (557,080)  (3,003,518)    (443,925)  (109,833)  (138,560)   (496,958)    110,946
 2,885,089   3,442,169   12,127,489   12,571,414    506,636    645,196   3,435,218   3,324,272
----------  ----------  -----------  -----------  ---------  ---------  ----------  ----------
$3,163,742  $2,885,089  $ 9,123,971  $12,127,489  $ 396,803  $ 506,636  $2,938,260  $3,435,218
==========  ==========  ===========  ===========  =========  =========  ==========  ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005



                                                                                 MFS                   LAZARD
                                                                       RESEARCH INTERNATIONAL          MID CAP
                                                                             SUBACCOUNT              SUBACCOUNT
                                                                       ----------------------  ----------------------
                                                                          2006        2005        2006        2005
                                                                       ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $    9,076  $  (19,129) $  (10,203) $  (13,534)
 Net realized gain (loss) on investments..............................    476,122     348,850     187,349     159,368
 Change in net unrealized appreciation (deprecation) of investments...     (8,015)    (47,120)    (63,823)    (76,805)
                                                                       ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets resulting from operations......    477,183     282,601     113,323      69,029
                                                                       ----------  ----------  ----------  ----------
From capital transactions:
 Payments received from contract owners...............................     49,082      29,296      10,364      18,576
 Transfers between Subaccounts (including fixed account), net.........    815,883     135,905      91,195      50,400
 Transfers for contract benefits and terminations.....................   (852,796)   (117,760)   (344,179)   (112,323)
 Contract maintenance charges.........................................       (872)       (668)       (421)       (428)
                                                                       ----------  ----------  ----------  ----------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................     11,297      46,773    (243,041)    (43,775)
                                                                       ----------  ----------  ----------  ----------
NET CHANGE IN NET ASSETS..............................................    488,480     329,374    (129,718)     25,254
NET ASSETS--BEGINNING OF PERIOD.......................................  2,003,923   1,674,549   1,048,198   1,022,944
                                                                       ----------  ----------  ----------  ----------
NET ASSETS--END OF PERIOD............................................. $2,492,403  $2,003,923  $  918,480  $1,048,198
                                                                       ==========  ==========  ==========  ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

       MET/AIM             HARRIS OAKMARK           LEGG MASON         NEUBERGER BERMAN
  SMALL CAP GROWTH         INTERNATIONAL        AGGRESSIVE GROWTH         REAL ESTATE
     SUBACCOUNT              SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
--------------------  -----------------------  -------------------  ----------------------
   2006       2005        2006        2005        2006      2005       2006        2005
---------  ---------  -----------  ----------  ---------  --------  ----------  ----------
$  (9,045) $ (12,075) $    78,004  $  (56,128) $  (8,368) $ (5,547) $  (18,270) $  (27,510)
  231,019    115,655      958,757     213,783     88,754    33,846     447,553      79,809
 (133,016)   (47,185)     588,101     416,672   (107,852)   23,193     820,465     207,385
---------  ---------  -----------  ----------  ---------  --------  ----------  ----------
   88,958     56,395    1,624,862     574,327    (27,466)   51,492   1,249,748     259,684
---------  ---------  -----------  ----------  ---------  --------  ----------  ----------
    4,188      5,113       76,190      66,036      3,732     7,462     261,936      47,437
 (330,616)    16,413    2,196,170   2,493,216    193,552    92,117   2,669,841     960,800
  (64,479)  (177,652)  (1,725,151)   (473,468)  (132,850)  (25,655)   (974,186)   (287,524)
     (215)      (287)      (2,342)     (1,666)      (308)     (249)     (1,340)       (751)
---------  ---------  -----------  ----------  ---------  --------  ----------  ----------
 (391,122)  (156,413)     544,867   2,084,118     64,126    73,675   1,956,251     719,962
---------  ---------  -----------  ----------  ---------  --------  ----------  ----------
 (302,164)  (100,018)   2,169,729   2,658,445     36,660   125,167   3,205,999     979,646
  880,979    980,997    5,707,993   3,049,548    488,191   363,024   2,574,662   1,595,016
---------  ---------  -----------  ----------  ---------  --------  ----------  ----------
$ 578,815  $ 880,979  $ 7,877,722  $5,707,993  $ 524,851  $488,191  $5,780,661  $2,574,662
=========  =========  ===========  ==========  =========  ========  ==========  ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

              STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
                FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                                                           OPPENHEIMER       LEGG MASON   CYCLICAL
                                                                       CAPITAL APPRECIATION VALUE EQUITY GROWTH ETF
                                                                           SUBACCOUNT        SUBACCOUNT  SUBACCOUNT
                                                                       ------------------   ------------ ----------
                                                                         2006     2005 (C)    2006 (B)    2006 (B)
                                                                       --------   --------  ------------ ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment income (loss)......................................... $ (4,218)  $   (293)  $  (5,176)    $   32
 Net realized gain (loss) on investments..............................    9,138      1,597      10,123         40
 Change in net unrealized appreciation (deprecation) of investments...    9,228       (250)     33,462         84
                                                                       --------   --------   ---------     ------
 Net increase (decrease) in net assets resulting from operations......   14,148      1,054      38,409        156
                                                                       --------   --------   ---------     ------
From capital transactions:
 Payments received from contract owners...............................    8,126         --      11,824         30
 Transfers between Subaccounts (including fixed account), net.........  150,799    166,284     802,393      5,375
 Transfers for contract benefits and terminations.....................  (69,851)      (350)   (268,161)      (783)
 Contract maintenance charges.........................................     (218)       (18)       (204)        --
                                                                       --------   --------   ---------     ------
 Net increase (decrease) in net assets resulting from capital
   transactions.......................................................   88,856    165,916     545,852      4,622
                                                                       --------   --------   ---------     ------
NET CHANGE IN NET ASSETS..............................................  103,004    166,970     584,261      4,778
NET ASSETS--BEGINNING OF PERIOD.......................................  166,970         --          --         --
                                                                       --------   --------   ---------     ------
NET ASSETS--END OF PERIOD............................................. $269,974   $166,970   $ 584,261     $4,778
                                                                       ========   ========   =========     ======

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

  The accompanying notes are an integral part of these financial statements.

 CYCLICAL                                                                               AMERICAN FUNDS
GROWTH AND        PIMCO             AMERICAN FUNDS            AMERICAN FUNDS             GLOBAL SMALL       AMERICAN FUNDS
INCOME ETF INFLATION PROTECTED          GROWTH               GROWTH AND INCOME          CAPITALIZATION           BOND
SUBACCOUNT   BOND SUBACCOUNT          SUBACCOUNT                SUBACCOUNT                SUBACCOUNT          SUBACCOUNT
---------- ------------------- ------------------------  ------------------------  -----------------------  --------------
 2006 (B)       2006 (B)           2006         2005         2006         2005         2006        2005        2006 (B)
---------- ------------------- -----------  -----------  -----------  -----------  -----------  ----------  --------------
 $    42        $ (2,046)      $  (172,591) $  (171,777) $   (22,420) $   (39,036) $   (76,374) $  (27,954)    $    781
      62           1,155         3,016,805      913,970    2,016,505      437,783    1,257,528     347,102          592
      63           2,842        (1,289,322)   1,889,702     (422,043)     147,865      136,007     692,335        1,726
 -------        --------       -----------  -----------  -----------  -----------  -----------  ----------     --------
     167           1,951         1,554,892    2,631,895    1,572,042      546,612    1,317,161   1,011,483        3,099
 -------        --------       -----------  -----------  -----------  -----------  -----------  ----------     --------
      --              53           570,586      496,757      271,340      298,373      144,177     226,163       13,263
   6,177         297,120           327,236    1,752,857      182,889    1,169,864    1,892,945   1,199,988      282,282
  (1,629)        (41,074)       (5,030,558)  (3,417,698)  (3,603,504)  (2,469,524)  (1,443,942)   (727,054)     (52,797)
      --             (57)           (9,880)     (10,287)      (6,557)      (7,457)      (3,168)     (2,397)         (15)
 -------        --------       -----------  -----------  -----------  -----------  -----------  ----------     --------
   4,548         256,042        (4,142,616)  (1,178,371)  (3,155,832)  (1,008,744)     590,012     696,700      242,733
 -------        --------       -----------  -----------  -----------  -----------  -----------  ----------     --------
   4,715         257,993        (2,587,724)   1,453,524   (1,583,790)    (462,132)   1,907,173   1,708,183      245,832
      --              --        21,002,067   19,548,543   13,656,471   14,118,603    5,643,563   3,935,380           --
 -------        --------       -----------  -----------  -----------  -----------  -----------  ----------     --------
 $ 4,715        $257,993       $18,414,343  $21,002,067  $12,072,681  $13,656,471  $ 7,550,736  $5,643,563     $245,832
 =======        ========       ===========  ===========  ===========  ===========  ===========  ==========     ========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2006

1.  BUSINESS

The New England Variable Account (the "Separate Account"), a separate account of Metropolitan Life Insurance Company ("Metropolitan Life"), was established on July 15, 1987 by the Board of Directors of New England Mutual Life Insurance Company to support its operations with respect to individual variable annuity contracts ("Contracts"). The Separate Account was registered as a unit investment trust on September 22, 1987 under the Investment Company Act of 1940, as amended. The Separate Account was established in accordance with the regulations of the Massachusetts Insurance Department and is now operating in accordance with the regulations of the New York Insurance Department. The Separate Account supports one Contract ("Zenith Accumulator").

The Separate Account is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests its assets exclusively in shares of the corresponding portfolios or funds (with the same name) of the Metropolitan Fund, the Fidelity Fund, the Met Investors Fund and the American Fund (collectively, the "Funds"). For convenience, the underlying portfolios and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of Metropolitan Life. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Metropolitan Life's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contract is not chargeable with liabilities arising out of any other business Metropolitan Life may conduct.

The following Subaccounts were available for investment as of December 31, 2006:

             Zenith Equity Subaccount   BlackRock Diversified
                                        Subaccount
             BlackRock Bond Income      MetLife Convervative
              Subaccount                Allocation Subaccount
             BlackRock Money Market     MetLife Conservative to
              Subaccount                Moderate Allocation
                                        Subaccount
             MFS Total Return           MetLife Moderate
              Subaccount*               Allocation Subaccount
             Harris Oakmark Focused     MetLife Moderate to
              Value Subaccount          Aggressive Allocation
                                        Subaccount
             FI Value Leaders           MetLife Aggressive
              Subaccount                Allocation Subaccount
             Loomis Sayles Small Cap
              Subaccount                FI Large Cap Subaccount
             Western Asset Management
              U.S. Government           VIP Equity-Income
              Subaccount                Subaccount
             BlackRock Legacy Large
              Cap Growth Subaccount     VIP Overseas Subaccount
             Davis Venture Value        Lord Abbett Bond
              Subaccount                Debenture Subaccount
             Western Asset Management
              Strategic Bond            PIMCO Total Return
              Opportunities Subaccount  Subaccount
             FI International Stock     RCM Global Technology
              Subaccount                Subaccount
             Jennison Growth Subaccount T. Rowe Price Mid Cap
                                        Growth Subaccount
             FI Mid Cap Opportunities   MFS Research
              Subaccount                International Subaccount
             Russell 2000 Index
              Subaccount                Lazard Mid Cap Subaccount
             MetLife Stock Index        Met/AIM Small Cap Growth
              Subaccount*               Subaccount
             MetLife Mid Cap Stock      Harris Oakmark
              Index Subaccount          International Subaccount
             Morgan Stanley EAFE Index  Legg Mason Aggressive
              Subaccount                Growth Subaccount
             Lehman Brothers Aggregate  Neuberger Berman Real
              Bond Index Subaccount     Estate Subaccount
             Neuberger Berman Mid Cap   Oppenheimer Capital
              Value Subaccount          Appreciation Subaccount
             Franklin Templeton Small   Legg Mason Value Equity
              Cap Growth Subaccount     Subaccount
             BlackRock Large Cap        Cyclical Growth ETF
              Subaccount                Subaccount
             BlackRock Large Cap Value  Cyclical Growth and
              Subaccount                Income ETF Subaccount
             Harris Oakmark Large Cap   PIMCO Inflation Protected
              Value Subaccount          Bond Subaccount
             BlackRock Strategic Value  American Funds Growth
              Subaccount                Subaccount
             T. Rowe Price Large Cap    American Funds Growth and
              Growth Subaccount         Income Subaccount
             T. Rowe Price Small Cap    American Funds Global
              Growth Subaccount         Small Capitalization
                                        Subaccount
             Oppenheimer Global Equity  American Funds Bond
              Subaccount                Subaccount
             BlackRock Aggressive
              Growth Subaccount

* These Subaccounts within the Separate Account invest in two or more share classes within the underlying portfolios of the Funds that may assess 12b-1 fees.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



1.  BUSINESS -- (CONTINUED)

The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

For the year ended December 31, 2006:

NAME CHANGES:

             OLD NAME                   NEW NAME
             --------                   --------
             Salomon Brothers           Western Asset Management
              Strategic Bond            Strategic Bond
              Opportunities Subaccount  Opportunities Subaccount
             Salomon Brothers U.S.      Western Asset Management
              Government Subaccount     U.S Government Subaccount
             Janus Aggressive Growth    Legg Mason Aggressive
              Subaccount                Growth Subaccount
             BlackRock Investment       BlackRock Large Cap
              Trust Subaccount          Subaccount

MERGER:

             OLD NAME                   NEW NAME
             --------                   --------
             MFS Investors Trust        Legg Mason Value Equity
              Portfolio                 Portfolio

ADDITIONS:

FI Large Cap Subaccount
Cyclical Growth ETF Subaccount
Cyclical Growth & Income ETF Subaccount
PIMCO Inflation Protected Bond Subaccount
American Funds Bond Subaccount

For the year ended December 31, 2005:

NAME CHANGES:

             OLD NAME                   NEW NAME
             --------                   --------
             MET/AIM Mid Cap Core
              Portfolio                 Lazard Mid Cap Portfolio
             Scudder Global Equity      Oppenheimer Global Equity
              Portfolio                 Portfolio
             State Street Research      BlackRock Strategic Value
              Aurora Portfolio          Portfolio
             State Street Research      BlackRock Bond Income
              Bond Income Portfolio     Portfolio
             State Street Research      BlackRock Diversified
              Diversified Portfolio     Income Portfolio
             State Street Research
              Investment Trust          BlackRock Investment
              Portfolio                 Trust Portfolio
             State Street Research      BlackRock Large Cap Value
              Large Cap Value Portfolio Portfolio
             State Street Research      BlackRock Money Market
              Money Market Portfolio    Portfolio
             PIMCO PEA Portfolio        RCM Global Technology
                                        Portfolio

MERGER:

             OLD NAME                   NEW NAME
             --------                   --------
             Met/Putnam Voyager
              Portfolio                 Jennison Growth Portfolio

ADDITIONS:

MetLife Conservative Allocation Subaccount
MetLife Conservative to Moderate Allocation Subaccount
MetLife Moderate Allocation Subaccount
MetLife Moderate to Aggressive Allocation Subaccount
MetLife Aggressive Allocation Subaccount

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



2.  SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

       Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation. Changes in fair values are recorded in the Statement of Operations.

    B. SECURITY TRANSACTIONS

       Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

       The operations of the Separate Account are included in the Federal income tax return of Metropolitan Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Metropolitan Life does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. Metropolitan Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the Contracts.

    D. USE OF ESTIMATES

       The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

    E. PURCHASE PAYMENTS

       Purchase payments received by Metropolitan Life are credited as accumulation units as of the end of the valuation period in which received as described in the prospectus.

    F. ANNUITY PAYOUTS

       Net Assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return ranges from 3.5 percent to 5.0 percent. The mortality risk is fully borne by Metropolitan Life and may result in additional amounts being transferred into the variable annuity account by Metropolitan Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Metropolitan Life.

    G. RECLASSIFICATION

       In prior year Statement of Operations, the Separate Account reported dividend income and realized gain distributions collectively as Dividend income. The realized gain distributions have been reclassified and now appear as a separate line item in the Statement of Operations for all periods presented. In the prior year financial statements, the realized gain distributions were included in the calculations of the investment income ratios. These distributions were appropriately excluded from the current year calculations and prior year periods have been adjusted to conform to the current year presentation. These reclassifications had no effect on the net assets of the Subaccounts or unit values of the Contracts.

       Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



3.  EXPENSES AND RELATED PARTY TRANSACTIONS

    A. ADMINISTRATIVE CHARGE

       A fixed administrative charge of $30.00 per Contract is deducted from the Contract value on each Contract anniversary date. This administrative charge results in the redemption of units.

    B. MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE ASSET CHARGES

       A charge for the mortality and expense risks assumed by Metropolitan Life is deducted on a daily basis and is equal to an annual rate of 1.35% to 1.60% of the net assets of the Separate Account depending upon the Subaccounts selected. The mortality risk is the risk that guaranteed annuity payments or minimum death benefit payments made by Metropolitan Life exceed amounts deducted from the net assets of the Separate Account. The expense risk is the risk that administrative costs incurred by Metropolitan Life exceed amounts deducted from the net assets of the Separate Account. These charges result in the reduction of unit values.

    C. CONTINGENT DEFERRED SALES CHARGE

       In the event of a partial or full surrender, a contingent deferred sales charge may be imposed. Charges for investment advisory fees and other expenses are deducted from the assets of the Funds.

       For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sale of investments for the year ended December 31, 2006 were as follows:

                                                                  PURCHASES     SALES
                                                                 ----------- -----------
Zenith Equity Subaccount........................................ $ 2,317,156 $49,598,386
BlackRock Bond Income Subaccount................................   3,899,948  15,699,268
BlackRock Money Market Subaccount...............................  13,042,217  15,847,119
MFS Total Return Subaccount.....................................   4,741,681  16,160,504
Harris Oakmark Focused Value Subaccount.........................   5,924,690  16,680,911
FI Value Leaders Subaccount.....................................   1,487,800   7,484,545
Loomis Sayles Small Cap Subaccount..............................   4,344,658  10,485,571
Western Asset Management U.S. Government Subaccount.............     830,009   4,123,784
BlackRock Legacy Large Cap Growth Subaccount....................     698,960  15,285,594
Davis Venture Value Subaccount..................................   1,498,358  23,122,981
Western Asset management Strategic Bond Opportunities Subaccount   2,251,242   6,231,621
MFS Investors Trust Investment Subaccount (a)...................      66,612     828,372
FI International Stock Subaccount...............................     821,983   3,987,922
Jennison Growth Subaccount (c)..................................     202,228     304,745
FI Mid Cap Opportunities Subaccount.............................     113,153     954,856
Russell 2000 Index Subaccount...................................   1,330,095   1,513,393
MetLife Stock Index Subaccount..................................   1,944,779   7,095,958
MetLife Mid Cap Stock Index Subaccount..........................     724,299     794,573
Morgan Stanley EAFE Index Subaccount............................   1,066,379     602,238
Lehman Brothers Aggregate Bond Index Subaccount.................     338,438   1,443,451
Neuberger Berman Mid Cap Value Subaccount.......................   1,970,786   2,946,132
Franklin Templeton Small Cap Growth Subaccount..................     263,564     832,640
BlackRock Large Cap Blend Subaccount............................      48,238     191,434
BlackRock Large Cap Value Subaccount............................     754,613     417,055
Harris Oakmark Large Cap Value Subaccount.......................     281,189   1,239,382
BlackRock Strategic Value Subaccount............................   3,805,722   6,599,188
T. Rowe Price Large Cap Growth Subaccount.......................     659,373     431,883
T. Rowe Price Small Cap Growth Subaccount.......................     340,139     134,863
Oppenheimer Global Equity Subaccount............................     643,468     467,088

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



4.  PURCHASES AND SALES OF INVESTMENTS -- (CONTINUED)

                                                            PURCHASES     SALES
                                                           ----------- ------------
BlackRock Aggressive Growth Subaccount....................      81,529      103,915
BlackRock Diversified Subaccount..........................      38,303       15,212
MetLife Convervative Allocation Subaccount (c)............      31,343        5,302
MetLife Conservative to Moderate Allocation Subaccount (c)   1,026,427       20,252
MetLife Moderate Allocation Subaccount (c)................   2,471,031      837,721
MetLife Moderate to Aggressive Allocation Subaccount (c)..   2,023,714      282,219
MetLife Aggressive Allocation Subaccount (c)..............   1,007,305      257,565
FI Large Cap Subaccount (b)...............................       1,658           13
VIP Equity-Income Subaccount..............................  10,332,888   15,323,368
VIP Overseas Subaccount...................................   1,302,301    8,634,714
Lord Abbett Bond Debenture Subaccount.....................   1,284,170    1,076,279
PIMCO Total Return Subaccount.............................   1,418,887    4,551,877
RCM Global Technology Subaccount..........................      88,285      211,976
T. Rowe Price Mid Cap Growth Subaccount...................     975,068    1,548,469
MFS Research International Subaccount.....................   1,383,607    1,187,016
Lazard Mid Cap Subaccount.................................     307,288      432,912
Met/AIM Small Cap Growth Subaccount.......................     119,420      423,845
Harris Oakmark International Subaccount...................   2,747,129    1,679,884
Legg Mason Aggressive Growth Subaccount...................     344,220      249,538
Neuberger Berman Real Estate Subaccount...................   3,052,550      918,335
Oppenheimer Capital Appreciation Subaccount (c)...........     312,687      225,196
Legg Mason Value Equity Subaccount (b)....................     885,730      334,131
Cyclical Growth ETF Subaccount (b)........................       5,499          839
Cyclical Growth and Income ETF Subaccount (b).............       6,257        1,667
PIMCO Inflation Protected Bond Subaccount (b).............     296,548       42,552
American Funds Growth Subaccount..........................   2,223,311    6,411,706
American Funds Growth and Income Subaccount...............   2,037,598    4,901,096
American Funds Global Small Capitalization Subaccount.....   2,685,271    1,815,140
American Funds Bond Subaccount (b)........................     297,146       53,632
                                                           ----------- ------------
Total..................................................... $95,198,947 $263,051,828
                                                           =========== ============

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                   ZENITH     BLACKROCK   BLACKROCK       MFS
                                   EQUITY    BOND INCOME MONEY MARKET TOTAL RETURN
                                 SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                 ----------  ----------- ------------ ------------
Outstanding at December 31, 2005 10,182,623  11,755,871   11,692,117   11,994,582
Activity During 2006:
  Issued........................    388,782     676,234    6,877,029      553,655
  Redeemed...................... (2,330,611) (3,595,948)  (8,409,042)  (3,014,444)
                                 ----------  ----------   ----------   ----------
Outstanding at December 31, 2006  8,240,794   8,836,157   10,160,104    9,533,793
                                 ==========  ==========   ==========   ==========

Outstanding at December 31, 2004 12,226,277  14,315,028   13,750,470   14,298,539
Activity During 2005:
  Issued........................    270,133     663,002    5,345,682      651,336
  Redeemed...................... (2,313,787) (3,222,159)  (7,404,035)  (2,955,293)
                                 ----------  ----------   ----------   ----------
Outstanding at December 31, 2005 10,182,623  11,755,871   11,692,117   11,994,582
                                 ==========  ==========   ==========   ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

HARRIS OAKMARK  FI VALUE   LOOMIS SAYLES WESTERN ASSET MANAGEMENT BLACKROCK LEGACY DAVIS VENTURE   WESTERN ASSET MANAGEMENT
FOCUSED VALUE   LEADERS      SMALL CAP       U.S. GOVERNMENT      LARGE CAP GROWTH     VALUE     STRATEGIC BOND OPPORTUNITIES
  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT          SUBACCOUNT           SUBACCOUNT     SUBACCOUNT            SUBACCOUNT
-------------- ----------  ------------- ------------------------ ---------------- ------------- ----------------------------
  15,082,330    9,989,998   14,142,105           6,502,567           20,859,463     27,115,058             9,876,001
     787,056      410,545      878,088             566,358              898,184      1,456,233               933,307
  (4,802,084)  (2,579,942)  (3,806,190)         (2,705,836)          (5,984,138)    (7,383,045)           (3,261,800)
  ----------   ----------   ----------          ----------           ----------     ----------            ----------
  11,067,302    7,820,601   11,214,003           4,363,089           15,773,509     21,188,246             7,547,508
  ==========   ==========   ==========          ==========           ==========     ==========            ==========

  17,850,076   11,960,914   17,031,459           8,280,133           26,138,148     31,718,177            10,937,001
   1,039,626      440,108      856,209             738,932              882,292      1,690,890             1,492,918
  (3,807,372)  (2,411,024)  (3,745,563)         (2,516,498)          (6,160,977)    (6,294,009)           (2,553,918)
  ----------   ----------   ----------          ----------           ----------     ----------            ----------
  15,082,330    9,989,998   14,142,105           6,502,567           20,859,463     27,115,058             9,876,001
  ==========   ==========   ==========          ==========           ==========     ==========            ==========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       MFS            FI          JENNISON     FI MID CAP
                                 INVESTORS TRUST INTERNATIONAL     GROWTH     OPPORTUNITIES
                                 SUBACCOUNT (A)   SUBACCOUNT   SUBACCOUNT (C)  SUBACCOUNT
                                 --------------- ------------- -------------- -------------
Outstanding at December 31, 2005      860,588      6,730,348       991,791      1,176,309
Activity During 2006:
  Issued........................        8,553        605,873       487,805         84,194
  Redeemed......................     (869,141)    (2,424,404)     (709,735)      (538,543)
                                    ---------     ----------     ---------      ---------
Outstanding at December 31, 2006           --      4,911,817       769,861        721,960
                                    =========     ==========     =========      =========

Outstanding at December 31, 2004    1,323,711      7,767,091            --      1,541,689
Activity During 2005:
  Issued........................       98,542        619,877     1,190,747        331,486
  Redeemed......................     (561,665)    (1,656,620)     (198,956)      (696,866)
                                    ---------     ----------     ---------      ---------
Outstanding at December 31, 2005      860,588      6,730,348       991,791      1,176,309
                                    =========     ==========     =========      =========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

RUSSELL 2000   METLIFE     METLIFE MID   MORGAN STANLEY   LEHMAN BROTHERS    NEUBERGER BERMAN FRANKLIN TEMPLETON
   INDEX     STOCK INDEX CAP STOCK INDEX   EAFE INDEX   AGGREGATE BOND INDEX  MID CAP VALUE    SMALL CAP GROWTH
 SUBACCOUNT  SUBACCOUNT    SUBACCOUNT      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
------------ ----------- --------------- -------------- -------------------- ---------------- ------------------
 2,680,024    6,991,581     2,116,794      1,944,545          2,955,905          3,510,461        1,538,117
   749,125      245,346       357,191        800,284            214,515            660,408          197,398
  (919,179)  (1,742,099)     (544,102)      (471,034)        (1,153,223)        (1,350,932)        (804,774)
 ---------   ----------     ---------      ---------         ----------         ----------        ---------
 2,509,970    5,494,828     1,929,883      2,273,795          2,017,197          2,819,937          930,741
 =========   ==========     =========      =========         ==========         ==========        =========

 3,134,429    8,622,466     2,717,715      1,826,817          3,912,876          3,117,716        1,732,426
   398,819      643,818       319,381        532,732            371,688          1,117,346          250,162
  (853,224)  (2,274,703)     (920,302)      (415,004)        (1,328,659)          (724,601)        (444,471)
 ---------   ----------     ---------      ---------         ----------         ----------        ---------
 2,680,024    6,991,581     2,116,794      1,944,545          2,955,905          3,510,461        1,538,117
 =========   ==========     =========      =========         ==========         ==========        =========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                 BLACKROCK     BLACKROCK    HARRIS OAKMARK     BLACKROCK
                                 LARGE CAP  LARGE CAP VALUE LARGE CAP VALUE STRATEGIC VALUE
                                 SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                 ---------- --------------- --------------- ---------------
Outstanding at December 31, 2005   71,379       727,971        1,942,000       9,545,819
Activity During 2006:
  Issued........................    6,244       515,950          261,167         608,221
  Redeemed......................  (26,595)     (318,041)        (973,251)     (3,510,900)
                                  -------      --------        ---------      ----------
Outstanding at December 31, 2006   51,028       925,880        1,229,916       6,643,140
                                  =======      ========        =========      ==========

Outstanding at December 31, 2004   66,301       814,439        2,328,338      12,250,899
Activity During 2005:
  Issued........................   14,204       222,770          427,820         906,940
  Redeemed......................   (9,126)     (309,238)        (814,158)     (3,612,020)
                                  -------      --------        ---------      ----------
Outstanding at December 31, 2005   71,379       727,971        1,942,000       9,545,819
                                  =======      ========        =========      ==========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

 T. ROWE PRICE    T. ROWE PRICE    OPPENHEIMER  BLACKROCK   BLACKROCK          METLIFE          METLIFE CONSERVATIVE
LARGE CAP GROWTH SMALL CAP GROWTH GLOBAL EQUITY AGGRESSIVE DIVERSIFIED CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION
   SUBACCOUNT       SUBACCOUNT     SUBACCOUNT   SUBACCOUNT SUBACCOUNT      SUBACCOUNT (C)          SUBACCOUNT (C)
---------------- ---------------- ------------- ---------- ----------- ----------------------- ----------------------
     81,410            7,208          26,823       2,225        846             4,181                   2,188
     52,938           24,363          35,781       1,997        936             2,690                  94,325
    (34,113)         (10,390)        (26,629)     (2,543)      (359)             (434)                 (1,488)
    -------          -------         -------      ------     ------            ------                  ------
    100,235           21,181          35,975       1,679      1,423             6,437                  95,025
    =======          =======         =======      ======     ======            ======                  ======

     15,970            1,999           7,408       1,917      3,078                --                      --
     74,137            7,034          27,165         704      1,262             7,149                   6,349
     (8,697)          (1,825)         (7,750)       (396)    (3,494)           (2,968)                 (4,161)
    -------          -------         -------      ------     ------            ------                  ------
     81,410            7,208          26,823       2,225        846             4,181                   2,188
    =======          =======         =======      ======     ======            ======                  ======

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                       METLIFE                    METLIFE                     METLIFE              FI
                                 MODERATE ALLOCATION MODERATE TO AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION   LARGE CAP
                                   SUBACCOUNT (C)             SUBACCOUNT (C)              SUBACCOUNT (C)     SUBACCOUNT (B)
                                 ------------------- --------------------------------- --------------------- --------------
Outstanding at December 31, 2005        55,018                     36,461                       5,881              --
Activity During 2006:
  Issued........................       217,582                    173,050                      86,921             102
  Redeemed......................       (75,893)                   (24,050)                    (22,469)              0
                                       -------                    -------                     -------             ---
Outstanding at December 31, 2006       196,707                    185,461                      70,333             102
                                       =======                    =======                     =======             ===

Outstanding at December 31, 2004            --                         --                          --              --
Activity During 2005:
  Issued........................        55,949                     36,464                       7,785              --
  Redeemed......................          (931)                        (3)                     (1,904)             --
                                       -------                    -------                     -------             ---
Outstanding at December 31, 2005        55,018                     36,461                       5,881              --
                                       =======                    =======                     =======             ===

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

     VIP         VIP       LORD ABBETT      PIMCO            RCM        T. ROWE PRICE  MFS RESEARCH
EQUITY-INCOME  OVERSEAS   BOND DEBENTURE TOTAL RETURN GLOBAL TECHNOLOGY MID CAP GROWTH INTERNATIONAL
 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
------------- ----------  -------------- ------------ ----------------- -------------- -------------
 11,581,766   11,889,497    1,703,082      9,922,014      1,063,605        4,260,044     1,538,238
    493,104      655,034      723,387      1,424,460        199,985        1,167,081       852,462
 (2,758,817)  (3,059,449)    (692,226)    (4,107,617)      (462,119)      (1,948,406)     (858,560)
 ----------   ----------    ---------     ----------      ---------       ----------     ---------
  9,316,053    9,485,082    1,734,243      7,238,857        801,471        3,478,719     1,532,140
 ==========   ==========    =========     ==========      =========       ==========     =========

 14,157,642   14,583,885    2,034,793     10,375,749      1,483,587        4,662,191     1,475,628
    665,080      530,508      330,973      2,749,251        234,896        1,168,670       638,619
 (3,240,956)  (3,224,896)    (662,684)    (3,202,986)      (654,878)      (1,570,817)     (576,009)
 ----------   ----------    ---------     ----------      ---------       ----------     ---------
 11,581,766   11,889,497    1,703,082      9,922,014      1,063,605        4,260,044     1,538,238
 ==========   ==========    =========     ==========      =========       ==========     =========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONTINUED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                   LAZARD       MET/AIM      HARRIS OAKMARK    LEGG MASON
                                  MID CAP   SMALL CAP GROWTH INTERNATIONAL  AGGRESSIVE GROWTH
                                 SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                 ---------- ---------------- -------------- -----------------
Outstanding at December 31, 2005   723,529       676,224        3,606,037        600,757
Activity During 2006:
  Issued........................   120,192        18,013        1,507,511        376,374
  Redeemed......................  (283,368)     (299,858)      (1,202,847)      (310,926)
                                  --------      --------       ----------       --------
Outstanding at December 31, 2006   560,353       394,379        3,910,701        666,205
                                  ========      ========       ==========       ========

Outstanding at December 31, 2004   752,748       804,334        2,171,525        501,279
Activity During 2005:
  Issued........................    88,501       112,900        1,920,988        255,587
  Redeemed......................  (117,720)     (241,010)        (486,476)      (156,109)
                                  --------      --------       ----------       --------
Outstanding at December 31, 2005   723,529       676,224        3,606,037        600,757
                                  ========      ========       ==========       ========

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

NEUBERGER BERMAN     OPPENHEIMER        LEGG MASON      CYCLICAL          CYCLICAL                 PIMCO           AMERICAN FUNDS
  REAL ESTATE    CAPITAL APPRECIATION  VALUE EQUITY    GROWTH ETF   GROWTH AND INCOME ETF INFLATION PROTECTED BOND     GROWTH
   SUBACCOUNT       SUBACCOUNT (C)    SUBACCOUNT (B) SUBACCOUNT (B)    SUBACCOUNT (B)          SUBACCOUNT (B)        SUBACCOUNT
---------------- -------------------- -------------- -------------- --------------------- ------------------------ --------------
    179,430             15,335                 --          --                 --                       --            1,496,050
    188,576             27,834            918,138         497                581                   26,795              236,384
    (71,223)           (19,816)          (348,285)        (79)              (159)                  (3,601)            (523,178)
    -------            -------           --------         ---               ----                   ------            ---------
    296,783             23,353            569,853         418                422                   23,194            1,209,256
    =======            =======           ========         ===               ====                   ======            =========

    124,242                 --                 --          --                 --                       --            1,591,757
    109,937             15,340                 --          --                 --                       --              269,022
    (54,749)                (5)                --          --                 --                       --             (364,729)
    -------            -------           --------         ---               ----                   ------            ---------
    179,430             15,335                 --          --                 --                       --            1,496,050
    =======            =======           ========         ===               ====                   ======            =========

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


5.  CHANGES IN OUTSTANDING UNITS -- (CONCLUDED)

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                  AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                 GROWTH AND INCOME GLOBAL SMALL CAPITALIZATION      BOND
                                    SUBACCOUNT             SUBACCOUNT          SUBACCOUNT (B)
                                 ----------------- --------------------------- --------------
Outstanding at December 31, 2005     1,398,774              2,375,365                  --
Activity During 2006:
  Issued........................       227,897              1,110,774              19,625
  Redeemed......................      (536,051)              (883,090)             (3,520)
                                     ---------              ---------              ------
Outstanding at December 31, 2006     1,090,620              2,603,049              16,105
                                     =========              =========              ======
Outstanding at December 31, 2004     1,505,699              2,043,263                  --
Activity During 2005:
  Issued........................       237,179                823,913                  --
  Redeemed......................      (344,104)              (491,811)                 --
                                     ---------              ---------              ------
Outstanding at December 31, 2005     1,398,774              2,375,365                  --
                                     =========              =========              ======

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


6.  UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable.

                                                     ZENITH     BLACKROCK   BLACKROCK         MFS
                                                     EQUITY    BOND INCOME MONEY MARKET   TOTAL RETURN
                                                   SUBACCOUNT  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                  ------------ ----------- ------------ ----------------
2006
Units............................................    8,240,794   8,836,157  10,160,104         9,533,793
Unit Fair Value, Lowest to Highest (1)...........       $24.46       $4.97       $2.45   $4.79 to $46.59
Net Assets....................................... $201,535,593 $43,924,380 $24,889,366       $54,741,467
Investment Income Ratio to Average Net Assets (2)        0.54%       5.97%       4.70%             3.68%
Expenses as a Percent of Average Net Assets (3)..        1.35%       1.35%       1.35%             1.35%
Total Return, Lowest to Highest (4)..............        6.83%       3.02%       3.41%  10.54% to 10.71%
2005
Units............................................   10,182,730  11,755,871  11,692,252        11,994,608
Unit Fair Value, Lowest to Highest (1)...........       $22.89       $4.83       $2.37   $4.33 to $42.14
Net Assets....................................... $233,110,020 $56,734,152 $27,695,490       $63,051,270
Investment Income Ratio to Average Net Assets (2)        0.91%       4.09%       2.93%             1.74%
Expenses as a Percent of Average Net Assets (3)..        1.35%       1.35%       1.35%             1.35%
Total Return, Lowest to Highest (4)..............        9.00%       1.00%       2.00%             2.00%
2004
Units............................................   12,226,277  14,315,028  13,750,470        14,298,539
Unit Fair Value, Lowest to Highest (1)...........       $21.06       $4.78       $2.33   $4.25 to $41.49
Net Assets....................................... $257,534,175 $68,371,238 $32,083,917       $73,427,888
Investment Income Ratio to Average Net Assets (2)        0.45%       4.17%       0.93%             2.74%
Expenses as a Percent of Average Net Assets (3)..        1.35%       1.35%       1.35%             1.35%
Total Return, Lowest to Highest (4)..............       10.00%       3.00%       -0.4%         9% to 10%
2003
Units............................................   14,662,188  17,598,594  19,054,222        15,688,608
Unit Fair Value, Lowest to Highest (1)...........       $19.24       $4.64       $2.34             $3.87
Net Assets....................................... $282,027,524 $81,584,027 $44,624,752       $60,790,620
Investment Income Ratio to Average Net Assets (2)        0.27%       3.35%       0.83%             1.42%
Expenses as a Percent of Average Net Assets (3)..        1.35%       1.35%       1.35%             1.35%
Total Return, Lowest to Highest (4)..............       30.00%       4.00%      -1.00%            15.00%
2002
Units............................................   17,578,438  21,965,782  29,978,273        19,130,634
Unit Fair Value, Lowest to Highest (1)...........       $14.83       $4.44       $2.35             $3.36
Net Assets....................................... $260,719,088 $97,506,357 $70,594,813       $64,213,947
Investment Income Ratio to Average Net Assets (2)        0.37%       4.90%       1.43%             3.55%
Expenses as a Percent of Average Net Assets (3)..        1.35%       1.35%       1.35%             1.35%
Total Return, Lowest to Highest (4)..............      -23.07%       7.00%      -0.22%            -6.65%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the Subaccounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

HARRIS OAKMARK      FI       LOOMIS SAYLES WESTERN ASSET MANAGEMENT        BLACKROCK            DAVIS
FOCUSED VALUE  VALUE LEADERS   SMALL CAP       U.S. GOVERNMENT      LEGACY LARGE CAP GROWTH VENTURE VALUE
  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT          SUBACCOUNT              SUBACCOUNT         SUBACCOUNT
-------------- ------------- ------------- ------------------------ ----------------------- -------------
  11,067,302      7,820,601    11,214,003          4,363,089               15,773,509         21,188,246
       $4.11          $3.23         $3.31              $1.67                    $2.83              $3.90
 $45,463,646    $25,262,321   $37,146,475         $7,307,623              $44,682,864        $82,532,466
       0.32%          1.14%         0.00%              3.68%                    0.13%              0.87%
       1.35%          1.35%         1.35%              1.35%                    1.35%              1.35%
      11.11%         10.43%        15.12%              2.77%                    2.74%             13.05%
  15,082,174      9,989,698    14,142,458          6,502,652               20,859,044         27,115,258
       $3.70          $2.93         $2.88              $1.63                    $2.76              $3.45
 $55,842,434    $29,221,014   $40,693,356        $10,597,578              $57,515,631        $93,427,996
       0.04%          1.14%         0.00%              1.47%                    0.41%              0.69%
       1.35%          1.35%         1.35%              1.35%                    1.35%              1.35%
       9.00%          9.00%         6.00%              0.40%                    6.00%              9.00%
  17,850,076     11,960,914    17,031,459          8,280,133               26,138,148         31,718,177
       $3.41          $2.68         $2.73              $1.62                    $2.61              $3.17
 $60,907,204    $32,034,882   $46,441,102        $13,445,563              $68,265,809       $100,429,136
       0.04%          1.27%         0.00%              1.35%                    0.00%              0.60%
       1.35%          1.35%         1.35%              1.35%                    1.35%              1.35%
       8.00%         12.00%        15.00%              2.00%                    7.00%             11.00%
  20,520,024     14,407,907    20,191,268         11,210,274               32,912,134         37,413,392
       $3.15          $2.39         $2.38              $1.60                    $2.43              $2.86
 $64,558,395    $34,393,197   $47,962,075        $17,913,254              $80,071,325       $106,856,977
       0.14%          0.73%         0.00%              0.75%                    0.06%              0.37%
       1.35%          1.35%         1.35%              1.35%                    1.35%              1.35%
      31.00%         25.00%        35.00%              0.30%                   33.00%             29.00%
  22,307,958     17,850,173    24,037,246         14,891,961               40,343,771         43,784,343
       $2.40          $1.91         $1.76              $1.59                    $1.82              $2.21
 $53,624,828    $34,028,373   $42,409,177        $23,722,841              $73,610,437        $96,854,425
       0.22%          0.91%         0.11%              2.76%                    0.00%              0.90%
       1.35%          1.35%         1.35%              1.35%                    1.35%              1.35%
     -10.30%        -20.54%       -22.61%              6.50%                  -34.07%            -17.49%

  WESTERN ASSET MANAGEMENT
STRATEGIC BOND OPPORTUNITIES
         SUBACCOUNT
----------------------------
          7,547,508
              $2.14
        $16,140,703
              5.25%
              1.35%
              4.04%
          9,875,642
              $2.06
        $20,376,343
              3.19%
              1.35%
              1.00%
         10,937,014
              $2.03
        $22,241,876
              3.03%
              1.35%
              5.00%
         12,293,303
              $1.93
        $23,766,978
              2.20%
              1.35%
             11.00%
         12,769,969
              $1.74
        $22,220,730
              7.15%
              1.35%
              8.14%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable.

                                                        MFS               FI             JENNISON             FI
                                                  INVESTORS TRUST INTERNATIONAL STOCK     GROWTH     MID CAP OPPORTUNITIES
                                                  SUBACCOUNT (A)      SUBACCOUNT      SUBACCOUNT (C)      SUBACCOUNT
                                                  --------------- ------------------- -------------- ---------------------
2006
Units............................................           --          4,911,817         769,861            721,960
Unit Fair Value, Lowest to Highest (1)...........          $--              $1.88           $0.50              $1.92
Net Assets.......................................          $--         $9,222,581        $386,440         $1,385,043
Investment Income Ratio to Average Net Assets (2)        1.03%              1.51%           0.00%              0.00%
Expenses as a Percent of Average Net Assets (3)..        1.35%              1.35%           1.35%              1.35%
Total Return, Lowest to Highest (4)..............        4.70%             14.93%           1.38%             10.07%
2005
Units............................................      860,588          6,730,348         991,791          1,176,309
Unit Fair Value, Lowest to Highest (1)...........        $0.92              $1.63           $0.50              $1.74
Net Assets.......................................     $788,694        $10,995,343        $491,055         $2,050,295
Investment Income Ratio to Average Net Assets (2)        0.55%              0.62%           0.00%              0.00%
Expenses as a Percent of Average Net Assets (3)..        1.35%              1.35%           1.35%              1.35%
Total Return, Lowest to Highest (4)..............        6.00%             16.00%          20.00%              5.00%
2004
Units............................................    1,323,711          7,767,091              --          1,541,689
Unit Fair Value, Lowest to Highest (1)...........        $0.87              $1.40             $--              $1.66
Net Assets.......................................   $1,146,386        $10,898,899             $--         $2,553,431
Investment Income Ratio to Average Net Assets (2)        0.41%              1.32%              --              0.37%
Expenses as a Percent of Average Net Assets (3)..        1.35%              1.35%              --              1.35%
Total Return, Lowest to Highest (4)..............       10.00%             17.00%              --             15.00%
2003
Units............................................      835,561          9,735,005              --          1,244,263
Unit Fair Value, Lowest to Highest (1)...........        $0.79              $1.20             $--              $1.44
Net Assets.......................................     $658,682        $11,715,027             $--         $1,788,025
Investment Income Ratio to Average Net Assets (2)        0.27%              0.69%              --              0.00%
Expenses as a Percent of Average Net Assets (3)..        1.35%              1.35%              --              1.35%
Total Return, Lowest to Highest (4)..............       20.00%             26.00%              --             32.00%
2002
Units............................................      743,289         11,478,963              --          1,138,071
Unit Fair Value, Lowest to Highest (1)...........        $0.66              $0.95             $--              $1.08
Net Assets.......................................     $487,258        $10,934,917             $--         $1,234,503
Investment Income Ratio to Average Net Assets (2)        0.46%              0.92%              --              0.00%
Expenses as a Percent of Average Net Assets (3)..        1.35%              1.35%              --              1.35%
Total Return, Lowest to Highest (4)..............      -20.06%            -18.58%              --            -27.20%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the Subaccounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(5) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

RUSSELL 2000     METLIFE       METLIFE MID   MORGAN STANLEY   LEHMAN BROTHERS    NEUBERGER BERMAN FRANKLIN TEMPLETON
   INDEX       STOCK INDEX   CAP STOCK INDEX   EAFE INDEX   AGGREGATE BOND INDEX  MID CAP VALUE    SMALL CAP GROWTH
 SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
------------ --------------- --------------- -------------- -------------------- ---------------- ------------------
  2,509,970        5,494,828    1,929,883       2,273,795         2,017,197          2,819,937           930,741
      $1.85   $4.33 to $4.58        $1.57           $1.54             $1.32              $2.63             $1.09
 $4,635,594      $25,029,704   $3,023,309      $3,498,263        $2,660,641         $7,419,895        $1,014,193
      0.61%            2.05%        0.95%           1.56%             4.58%              0.28%             0.00%
      1.35%            1.35%        1.35%           1.35%             1.35%              1.35%             1.35%
     16.01%  7.82% to 20.08%        8.36%          23.77%             2.42%              9.71%             8.25%
  2,680,424        6,992,131    2,116,694       1,944,621         2,955,905          3,510,461         1,538,267
      $1.59   $3.81 to $4.02        $1.45           $1.24             $1.29              $2.40             $1.01
 $4,266,654      $27,950,740   $3,060,364      $2,417,180        $3,806,481         $8,419,268        $1,548,256
      0.56%            1.58%        0.44%           1.38%             3.53%              0.11%             0.00%
      1.35%            1.35%        1.35%           1.35%             1.35%              1.35%             1.35%
      3.00%            3.00%       11.00%          11.00%             0.50%             10.00%             3.00%
  3,134,429        8,622,466    2,717,715       1,826,817         3,912,876          3,117,716         1,732,426
      $1.55   $3.70 to $3.89        $1.31           $1.12             $1.28              $2.17             $0.98
 $4,847,786      $33,394,879   $3,555,183      $2,038,523        $5,014,859         $6,771,046        $1,692,499
      0.34%            0.88%        0.32%           0.53%             3.01%              0.09%             0.00%
      1.35%            1.35%        1.35%           1.35%             1.35%              1.35%             1.35%
     16.00%            9.00%       14.00%           7.00%             2.00%             21.00%            10.00%
  3,305,147       10,521,385    2,540,909       1,685,125         4,518,480          1,765,064         1,929,349
      $1.34   $3.40 to $3.57        $1.15           $0.95             $1.25              $1.79             $0.89
 $4,414,832      $37,408,386   $2,911,501      $1,597,141        $5,651,296         $3,167,752        $1,719,019
      0.39%            1.70%        0.32%           1.41%             7.09%              0.19%             0.00%
      1.35%            1.35%        1.35%           1.35%             1.35%              1.35%             1.35%
     44.00%       26% to 27%       33.00%          35.00%             2.00%             34.00%            43.00%
  1,956,327       12,040,130    2,231,801       1,349,943         5,544,343          2,012,000         1,262,948
      $0.93   $2.70 to $2.82        $0.86           $0.70             $1.23              $1.34             $0.62
 $1,817,666      $33,898,182   $1,924,061        $946,000        $6,798,870         $2,687,932          $789,323
      0.55%            0.87%        0.33%           0.40%             1.64%              0.03%             0.00%
      1.35%            1.35%        1.35%           1.35%             1.35%              1.35%             1.35%
    -21.68%     -24% to -23%      -17.79%         -17.88%             7.58%            -10.34%           -28.19%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable.

                                                  BLACKROCK     BLACKROCK    HARRIS OAKMARK     BLACKROCK
                                                  LARGE CAP  LARGE CAP VALUE LARGE CAP VALUE STRATEGIC VALUE
                                                  SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  ---------- --------------- --------------- ---------------
2006
Units............................................    51,028       925,880       1,229,916        6,643,140
Unit Fair Value, Lowest to Highest (1)...........     $7.60         $1.45           $1.49            $2.17
Net Assets.......................................  $387,756    $1,344,335      $1,836,809      $14,411,051
Investment Income Ratio to Average Net Assets (2)     1.10%         1.17%           0.73%            0.33%
Expenses as a Percent of Average Net Assets (3)..     1.35%         1.35%           1.35%            1.35%
Total Return, Lowest to Highest (4)..............    12.31%        18.35%          16.36%           15.17%
2005
Units............................................    71,379       728,482       1,942,044        9,545,846
Unit Fair Value, Lowest to Highest (1)...........     $6.77         $1.23           $1.28            $1.88
Net Assets.......................................  $482,941      $898,718      $2,492,590      $17,980,544
Investment Income Ratio to Average Net Assets (2)     0.85%         0.95%           0.57%            0.00%
Expenses as a Percent of Average Net Assets (3)..     1.35%         1.35%           1.35%            1.35%
Total Return, Lowest to Highest (4)..............     2.00%         4.00%          -3.00%            3.00%
2004
Units............................................    66,301       814,439       2,328,338       12,250,899
Unit Fair Value, Lowest to Highest (1)...........     $6.64         $1.18           $1.32            $1.83
Net Assets.......................................  $440,066      $963,618      $3,076,363      $22,456,742
Investment Income Ratio to Average Net Assets (2)     0.60%         0.00%           0.45%            0.00%
Expenses as a Percent of Average Net Assets (3)..     1.35%         1.35%           1.35%            1.35%
Total Return, Lowest to Highest (4)..............     9.00%        12.00%          10.00%           14.00%
2003
Units............................................    80,940       375,164       2,138,450       13,143,074
Unit Fair Value, Lowest to Highest (1)...........     $6.08         $1.06           $1.20            $1.61
Net Assets.......................................  $492,370      $396,748      $2,572,569      $21,170,292
Investment Income Ratio to Average Net Assets (2)     0.68%         1.46%           0.00%            0.00%
Expenses as a Percent of Average Net Assets (3)..     1.35%         1.35%           1.35%            1.35%
Total Return, Lowest to Highest (4)..............    28.00%        34.00%          24.00%           48.00%
2002
Units............................................    39,946        73,924         793,365       13,357,933
Unit Fair Value, Lowest to Highest (1)...........     $4.75         $0.79           $0.97            $1.09
Net Assets.......................................  $189,596       $58,597        $772,180      $14,526,788
Investment Income Ratio to Average Net Assets (2)     0.55%         0.99%           0.23%            0.07%
Expenses as a Percent of Average Net Assets (3)..     1.35%         1.35%           1.35%            1.35%
Total Return, Lowest to Highest (4)..............   -26.98%       -21.00%         -18.00%          -22.88%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the Subaccounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(6) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

 T. ROWE PRICE    T. ROWE PRICE    OPPENHEIMER  BLACKROCK   BLACKROCK          METLIFE          METLIFE CONSERVATIVE
LARGE CAP GROWTH SMALL CAP GROWTH GLOBAL EQUITY AGGRESSIVE DIVERSIFIED CONSERVATIVE ALLOCATION TO MODERATE ALLOCATION
   SUBACCOUNT       SUBACCOUNT     SUBACCOUNT   SUBACCOUNT SUBACCOUNT      SUBACCOUNT (C)          SUBACCOUNT (C)
---------------- ---------------- ------------- ---------- ----------- ----------------------- ----------------------
      100,235          21,181         35,975       1,679       1,423             6,437                   95,025
       $14.18          $14.80         $19.40      $42.95      $42.45            $10.87                   $11.36
   $1,421,485        $313,491       $697,897     $72,126     $60,422           $69,943               $1,079,349
        0.10%           0.00%          2.17%       0.00%       2.13%             3.33%                    0.18%
        1.35%           1.35%          1.35%       1.35%       1.35%             1.35%                    1.35%
       11.37%           2.24%         14.80%       5.04%       8.77%             5.46%                    7.96%
       81,410           7,208         27,123       1,725         847             4,181                    2,381
       $12.73          $14.48         $16.90      $40.89      $39.03            $10.30                   $10.52
   $1,036,633        $104,345       $453,284     $90,968     $33,026           $43,077                  $23,021
        0.33%           0.00%          0.35%       0.00%       1.69%             0.54%                    0.66%
        1.35%           1.35%          1.35%       1.35%       1.35%             1.35%                    1.35%
        5.00%           9.00%         14.00%       9.00%       1.00%             3.00%                    5.00%
       15,970           1,999          7,408       1,917       3,078                --                       --
       $12.14          $13.25         $14.77      $37.53      $38.47               $--                      $--
     $193,844         $26,493       $109,405     $71,931    $118,381               $--                      $--
           --              --             --          --          --                --                       --
        1.35%           1.35%          1.35%       1.35%       1.35%                --                       --
        3.00%           -0.4%         15.00%      11.00%       8.00%                --                       --
           --              --             --          --          --                --                       --
          $--             $--            $--         $--         $--               $--                      $--
          $--             $--            $--         $--         $--               $--                      $--
           --              --             --          --          --                --                       --
           --              --             --          --          --                --                       --
           --              --             --          --          --                --                       --
           --              --             --          --          --                --                       --
          $--             $--            $--         $--         $--               $--                      $--
          $--             $--            $--         $--         $--               $--                      $--
           --              --             --          --          --                --                       --
           --              --             --          --          --                --                       --
           --              --             --          --          --                --                       --

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable.

                                                        METLIFE           METLIFE MODERATE            METLIFE
                                                  MODERATE ALLOCATION TO AGGRESSIVE ALLOCATION AGGRESSIVE ALLOCATION
                                                    SUBACCOUNT (C)         SUBACCOUNT (C)         SUBACCOUNT (C)
                                                  ------------------- ------------------------ ---------------------
2006
Units............................................        196,707                185,461                70,333
Unit Fair Value, Lowest to Highest (1)...........         $11.86                 $12.37                $12.73
Net Assets.......................................     $2,333,773             $2,294,329              $895,235
Investment Income Ratio to Average Net Assets (2)          1.62%                  1.29%                 0.66%
Expenses as a Percent of Average Net Assets (3)..          1.35%                  1.35%                 1.35%
Total Return, Lowest to Highest (4)..............         10.34%                 12.69%                14.11%
2005
Units............................................         55,018                 36,464                 5,881
Unit Fair Value, Lowest to Highest (1)...........         $10.75                 $10.98                $11.15
Net Assets.......................................       $591,563               $400,268               $65,599
Investment Income Ratio to Average Net Assets (2)          0.72%                  0.49%                 0.62%
Expenses as a Percent of Average Net Assets (3)..          1.35%                  1.35%                 1.35%
Total Return, Lowest to Highest (4)..............          8.00%                 10.00%                12.00%
2004
Units............................................             --                     --                    --
Unit Fair Value, Lowest to Highest (1)...........            $--                    $--                   $--
Net Assets.......................................            $--                    $--                   $--
Investment Income Ratio to Average Net Assets (2)             --                     --                    --
Expenses as a Percent of Average Net Assets (3)..             --                     --                    --
Total Return, Lowest to Highest (4)..............             --                     --                    --
2003
Units............................................             --                     --                    --
Unit Fair Value, Lowest to Highest (1)...........            $--                    $--                   $--
Net Assets.......................................            $--                    $--                   $--
Investment Income Ratio to Average Net Assets (2)             --                     --                    --
Expenses as a Percent of Average Net Assets (3)..             --                     --                    --
Total Return, Lowest to Highest (4)..............             --                     --                    --
2002
Units............................................             --                     --                    --
Unit Fair Value, Lowest to Highest (1)...........            $--                    $--                   $--
Net Assets.......................................            $--                    $--                   $--
Investment Income Ratio to Average Net Assets (2)             --                     --                    --
Expenses as a Percent of Average Net Assets (3)..             --                     --                    --
Total Return, Lowest to Highest (4)..............             --                     --                    --

                                                        FI
                                                    LARGE CAP
                                                  SUBACCOUNT (B)
                                                  --------------
2006
Units............................................        102
Unit Fair Value, Lowest to Highest (1)...........     $17.38
Net Assets.......................................     $1,778
Investment Income Ratio to Average Net Assets (2)      0.00%
Expenses as a Percent of Average Net Assets (3)..      1.35%
Total Return, Lowest to Highest (4)..............      1.39%
2005
Units............................................         --
Unit Fair Value, Lowest to Highest (1)...........        $--
Net Assets.......................................        $--
Investment Income Ratio to Average Net Assets (2)         --
Expenses as a Percent of Average Net Assets (3)..         --
Total Return, Lowest to Highest (4)..............         --
2004
Units............................................         --
Unit Fair Value, Lowest to Highest (1)...........        $--
Net Assets.......................................        $--
Investment Income Ratio to Average Net Assets (2)         --
Expenses as a Percent of Average Net Assets (3)..         --
Total Return, Lowest to Highest (4)..............         --
2003
Units............................................         --
Unit Fair Value, Lowest to Highest (1)...........        $--
Net Assets.......................................        $--
Investment Income Ratio to Average Net Assets (2)         --
Expenses as a Percent of Average Net Assets (3)..         --
Total Return, Lowest to Highest (4)..............         --
2002
Units............................................         --
Unit Fair Value, Lowest to Highest (1)...........        $--
Net Assets.......................................        $--
Investment Income Ratio to Average Net Assets (2)         --
Expenses as a Percent of Average Net Assets (3)..         --
Total Return, Lowest to Highest (4)..............         --

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the Subaccounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(7) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

     VIP         VIP       LORD ABBETT      PIMCO            RCM        T. ROWE PRICE  MFS RESEARCH
EQUITY-INCOME  OVERSEAS   BOND DEBENTURE TOTAL RETURN GLOBAL TECHNOLOGY MID CAP GROWTH INTERNATIONAL
 SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT       SUBACCOUNT    SUBACCOUNT
------------- ----------- -------------- ------------ ----------------- -------------- -------------
   9,316,053    9,485,082    1,734,243     7,238,857        801,471        3,478,719     1,532,140
       $6.65        $3.39        $1.82         $1.26          $0.50            $0.84         $1.63
 $61,943,281  $32,170,458   $3,163,742    $9,123,971       $396,803       $2,938,260    $2,492,403
       3.30%        0.93%        6.51%         2.84%          0.00%            0.00%         1.72%
       1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
      18.59%       16.50%        7.69%         3.08%          3.94%            4.74%        24.87%
  11,581,766   11,889,497    1,703,182     9,921,514      1,063,605        4,259,980     1,537,678
       $5.61        $2.91        $1.69         $1.22          $0.48            $0.81         $1.30
 $64,938,426  $34,613,905   $2,885,089   $12,127,489       $506,636       $3,435,218    $2,003,923
       1.68%        0.65%        3.85%         0.00%          0.00%            0.00%         0.36%
       1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
       4.00%       17.00%        0.10%         1.00%         10.00%           13.00%        15.00%
  14,157,642   14,583,885    2,034,793    10,375,749      1,483,587        4,662,191     1,475,628
       $5.37        $2.48        $1.69         $1.21          $0.43            $0.71         $1.13
 $76,002,174  $36,147,859   $3,442,169   $12,571,414       $645,196       $3,324,272    $1,674,549
       1.59%        1.18%        3.48%         6.11%          0.00%            0.00%         0.00%
       1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
      10.00%       12.00%        7.00%         4.00%         -6.00%           16.00%        18.00%
  16,984,590   17,745,702    1,754,620    12,017,768      1,825,498        3,619,164       947,411
       $4.88        $2.21        $1.59         $1.17          $0.46            $0.61         $0.96
 $82,867,859  $39,234,325   $2,781,482   $14,059,094       $840,972       $2,220,006      $910,825
       1.80%        0.82%        2.25%         1.09%          0.00%            0.00%         0.76%
       1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
      29.00%       41.00%       18.00%         3.00%         55.00%           35.00%        30.00%
  19,947,966   21,187,687      841,031    12,467,813        313,643        1,946,000       481,522
       $3.79        $1.56        $1.35         $1.14          $0.30            $0.46         $0.74
 $75,687,314  $33,118,029   $1,134,137   $14,174,078        $93,092         $885,454      $355,387
       1.87%        0.87%        6.21%         0.00%          0.00%            0.00%         0.14%
       1.35%        1.35%        1.35%         1.35%          1.35%            1.35%         1.35%
     -18.06%      -21.35%       -2.98%         7.25%        -50.61%          -44.79%       -12.99%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)


6.  UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable.

                                                    LAZARD       MET/AIM      HARRIS OAKMARK    LEGG MASON
                                                   MID CAP   SMALL CAP GROWTH INTERNATIONAL  AGGRESSIVE GROWTH
                                                  SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  ---------- ---------------- -------------- -----------------
2006
Units............................................    560,353       394,379       3,910,701        666,205
Unit Fair Value, Lowest to Highest (1)...........      $1.64         $1.47           $2.01          $0.79
Net Assets.......................................   $918,480      $578,815      $7,877,722       $524,851
Investment Income Ratio to Average Net Assets (2)      0.33%         0.00%           2.49%          0.00%
Expenses as a Percent of Average Net Assets (3)..      1.35%         1.35%           1.35%          1.35%
Total Return, Lowest to Highest (4)..............     13.14%        12.66%          27.26%         -3.05%
2005
Units............................................    723,642       676,224       3,605,951        601,342
Unit Fair Value, Lowest to Highest (1)...........      $1.45         $1.30           $1.58          $0.81
Net Assets....................................... $1,048,198      $880,979      $5,707,993       $488,191
Investment Income Ratio to Average Net Assets (2)      0.06%         0.00%           0.08%          0.00%
Expenses as a Percent of Average Net Assets (3)..      1.35%         1.35%           1.35%          1.35%
Total Return, Lowest to Highest (4)..............      7.00%         7.00%          13.00%         12.00%
2004
Units............................................    752,748       804,334       2,171,825        501,479
Unit Fair Value, Lowest to Highest (1)...........      $1.36         $1.22           $1.40          $0.73
Net Assets....................................... $1,022,944      $980,997      $3,049,548       $363,024
Investment Income Ratio to Average Net Assets (2)      0.00%         0.00%           0.02%          0.00%
Expenses as a Percent of Average Net Assets (3)..      1.35%         1.35%           1.35%          1.35%
Total Return, Lowest to Highest (4)..............     13.00%         5.00%          19.00%          7.00%
2003
Units............................................    750,603     1,322,595         954,617        580,983
Unit Fair Value, Lowest to Highest (1)...........      $1.20         $1.16           $1.18          $0.68
Net Assets.......................................   $903,767    $1,536,250      $1,125,612       $393,901
Investment Income Ratio to Average Net Assets (2)      0.00%         0.00%           1.67%          0.00%
Expenses as a Percent of Average Net Assets (3)..      1.35%         1.35%           1.35%          1.35%
Total Return, Lowest to Highest (4)..............     24.00%        37.00%          33.00%         28.00%
2002
Units............................................    418,097       556,582           8,900        565,933
Unit Fair Value, Lowest to Highest (1)...........      $0.97         $0.85           $0.88          $0.53
Net Assets.......................................   $407,429      $471,880          $7,870       $299,597
Investment Income Ratio to Average Net Assets (2)      0.16%         0.00%           0.28%          0.00%
Expenses as a Percent of Average Net Assets (3)..      1.35%         1.35%           1.35%          1.35%
Total Return, Lowest to Highest (4)..............    -15.00%       -24.00%         -17.00%        -31.75%

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the Subaccounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

NEUBERGER BERMAN     OPPENHEIMER        LEGG MASON      CYCLICAL          CYCLICAL                 PIMCO           AMERICAN FUNDS
  REAL ESTATE    CAPITAL APPRECIATION  VALUE EQUITY    GROWTH ETF   GROWTH AND INCOME ETF INFLATION PROTECTED BOND     GROWTH
   SUBACCOUNT       SUBACCOUNT (C)    SUBACCOUNT (B) SUBACCOUNT (B)    SUBACCOUNT (B)          SUBACCOUNT (B)        SUBACCOUNT
---------------- -------------------- -------------- -------------- --------------------- ------------------------ --------------
      296,783            23,353           569,853           418                 422                 23,194            1,209,256
       $19.48            $11.56             $1.03        $11.42              $11.17                 $11.12               $15.23
   $5,780,661          $269,974          $584,261        $4,778           $4,715.00               $257,993          $18,414,343
        0.89%             0.10%             0.12%         2.65%               1.74%                  0.00%                0.73%
        1.35%             1.35%             1.35%         1.35%               1.35%                  1.35%                1.60%
       35.74%             6.18%             6.84%         6.47%               5.98%                  1.30%                8.47%
      179,430            15,340                --            --                  --                     --            1,495,932
       $14.35            $10.89               $--           $--                 $--                    $--               $14.04
   $2,574,662          $166,970               $--           $--                 $--                    $--          $21,002,067
        0.00%             0.00%                --            --                  --                     --                0.67%
        1.35%             1.35%                --            --                  --                     --                1.60%
       12.00%             9.00%                --            --                  --                     --               14.00%
      124,242                --                --            --                  --                     --            1,591,757
       $12.84               $--               $--           $--                 $--                    $--               $12.28
   $1,595,016               $--               $--           $--                 $--                    $--          $19,548,543
        3.13%                --                --            --                  --                     --                0.17%
        1.35%                --                --            --                  --                     --                1.60%
       28.00%                --                --            --                  --                     --               11.00%
           --                --                --            --                  --                     --            1,554,894
          $--               $--               $--           $--                 $--                    $--               $11.09
          $--               $--               $--           $--                 $--                    $--          $17,238,096
           --                --                --            --                  --                     --                0.13%
           --                --                --            --                  --                     --                1.60%
           --                --                --            --                  --                     --               35.00%
           --                --                --            --                  --                     --              985,902
          $--               $--               $--           $--                 $--                    $--                $8.24
          $--               $--               $--           $--                 $--                    $--           $8,124,226
           --                --                --            --                  --                     --                0.05%
           --                --                --            --                  --                     --                1.60%
           --                --                --            --                  --                     --              -26.13%

                      THE NEW ENGLAND VARIABLE ACCOUNT OF
                      METROPOLITAN LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)


6.  UNIT VALUES -- (CONCLUDED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for each of the five years ended December 31, 2006, 2005, 2004, 2003, and 2002 or lesser time period if applicable.

                                                   AMERICAN FUNDS         AMERICAN FUNDS        AMERICAN FUNDS
                                                  GROWTH AND INCOME GLOBAL SMALL CAPITALIZATION      BOND
                                                     SUBACCOUNT             SUBACCOUNT          SUBACCOUNT (B)
                                                  ----------------- --------------------------- --------------
2006
Units............................................      1,090,620             2,603,049               16,105
Unit Fair Value, Lowest to Highest (1)...........         $11.07                 $2.90               $15.26
Net Assets.......................................    $12,072,681            $7,550,736             $245,832
Investment Income Ratio to Average Net Assets (2)          1.43%                 0.47%                1.83%
Expenses as a Percent of Average Net Assets (3)..          1.60%                 1.60%                1.60%
Total Return, Lowest to Highest (4)..............         13.38%                22.09%                4.90%
2005
Units............................................      1,398,749             2,375,165                   --
Unit Fair Value, Lowest to Highest (1)...........          $9.76                 $2.38                  $--
Net Assets.......................................    $13,656,471            $5,643,563                  $--
Investment Income Ratio to Average Net Assets (2)          1.29%                 0.96%                   --
Expenses as a Percent of Average Net Assets (3)..          1.60%                 1.60%                   --
Total Return, Lowest to Highest (4)..............          4.00%                23.00%                   --
2004
Units............................................      1,505,699             2,043,263                   --
Unit Fair Value, Lowest to Highest (1)...........          $9.37                 $1.93                  $--
Net Assets.......................................    $14,118,603            $3,935,380                  $--
Investment Income Ratio to Average Net Assets (2)          0.88%                 0.00%                   --
Expenses as a Percent of Average Net Assets (3)..          1.60%                 1.60%                   --
Total Return, Lowest to Highest (4)..............          9.00%                19.00%                   --
2003
Units............................................      1,465,121             1,444,283                   --
Unit Fair Value, Lowest to Highest (1)...........          $8.63                 $1.62                  $--
Net Assets.......................................    $12,639,590            $2,338,506                  $--
Investment Income Ratio to Average Net Assets (2)          1.13%                 0.43%                   --
Expenses as a Percent of Average Net Assets (3)..          1.60%                 1.60%                   --
Total Return, Lowest to Highest (4)..............         30.00%                51.00%                   --
2002
Units............................................        999,000             1,030,600                   --
Unit Fair Value, Lowest to Highest (1)...........          $6.62                 $1.07                  $--
Net Assets.......................................     $6,616,321            $1,104,803                  $--
Investment Income Ratio to Average Net Assets (2)          1.49%                 1.06%                   --
Expenses as a Percent of Average Net Assets (3)..          1.60%                 1.60%                   --
Total Return, Lowest to Highest (4)..............        -19.74%               -20.34%                   --

(1) Metropolitan Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owners' account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the corresponding underlying portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the corresponding underlying portfolios in which the Subaccounts invest.
(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.
(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a) For the period January 1, 2006 to April 30, 2006
(b) For the period May 1, 2006 to December 31, 2006
(c) For the period May 1, 2005 to December 31, 2005

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS



                                                                          PAGE
                                                                          ----


Report of Independent Registered Public Accounting Firm.................  F-1
Financial Statements at December 31, 2006 and 2005 and for the years ended December 31, 2006, 2005 and 2004:
  Consolidated Balance Sheets...........................................  F-2
  Consolidated Statements of Income.....................................  F-3
  Consolidated Statements of Stockholder's Equity.......................  F-4
  Consolidated Statements of Cash Flows.................................  F-5
  Notes to Consolidated Financial Statements............................  F-7

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Metropolitan Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of Metropolitan Life Insurance Company and subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Metropolitan Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for defined benefit pension and other postretirement plans and for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on December 31, 2006 and January 1, 2004, respectively.

/s/ DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP
New York, New York
April 2, 2007

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)


                                                                    2006       2005
                                                                  --------   --------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:  $157,673 and $141,929,
     respectively)..............................................  $162,385   $147,897
  Trading securities, at fair value (cost: $548 and $373,
     respectively)..............................................       563        373
  Equity securities available-for-sale, at estimated fair value
     (cost: $3,000 and $1,989, respectively)....................     3,487      2,217
  Mortgage and consumer loans...................................    35,939     33,094
  Policy loans..................................................     8,587      8,412
  Real estate and real estate joint ventures held-for-
     investment.................................................     4,485      3,778
  Real estate held-for-sale.....................................        --        309
  Other limited partnership interests...........................     3,670      3,256
  Short-term investments........................................     1,244        883
  Other invested assets.........................................     6,960      5,839
                                                                  --------   --------
     Total investments..........................................   227,320    206,058
Cash and cash equivalents.......................................     1,455      1,787
Accrued investment income.......................................     2,328      2,030
Premiums and other receivables..................................     9,707      6,678
Deferred policy acquisition costs and value of business
  acquired......................................................    12,043     11,438
Other assets....................................................     6,240      6,183
Separate account assets.........................................    80,965     73,152
                                                                  --------   --------
     Total assets...............................................  $340,058   $307,326
                                                                  ========   ========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits........................................  $ 96,599   $ 94,372
  Policyholder account balances.................................    80,498     72,793
  Other policyholder funds......................................     7,372      6,918
  Policyholder dividends payable................................       957        915
  Policyholder dividend obligation..............................     1,063      1,607
  Short-term debt...............................................       833        453
  Long-term debt................................................     3,219      2,562
  Junior subordinated debt securities...........................       399        399
  Shares subject to mandatory redemption........................       278        278
  Current income tax payable....................................       781        444
  Deferred income tax liability.................................     2,453      2,729
  Payables for collateral under securities loaned and other
     transactions...............................................    32,119     21,009
  Other liabilities.............................................    13,330     11,228
  Separate account liabilities..................................    80,965     73,152
                                                                  --------   --------
     Total liabilities..........................................   320,866    288,859
                                                                  --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 14)

STOCKHOLDER'S EQUITY:
Common stock, par value $0.01 per share; 1,000,000,000 shares authorized; 494,466,664 shares issued and outstanding at
  December 31, 2006 and 2005....................................         5          5
Additional paid-in capital......................................    14,343     13,808
Retained earnings...............................................     3,812      2,749
Accumulated other comprehensive income..........................     1,032      1,905
                                                                  --------   --------
  Total stockholder's equity....................................    19,192     18,467
                                                                  --------   --------
  Total liabilities and stockholder's equity....................  $340,058   $307,326
                                                                  ========   ========




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                           2006      2005      2004
                                                         -------   -------   -------


REVENUES
Premiums...............................................  $20,284   $19,256   $17,437
Universal life and investment-type product policy
  fees.................................................    2,183     1,948     2,009
Net investment income..................................   12,307    11,729    10,795
Other revenues.........................................      890       820       862
Net investment gains (losses)..........................     (827)      179       282
                                                         -------   -------   -------
  Total revenues.......................................   34,837    33,932    31,385
                                                         -------   -------   -------
EXPENSES
Policyholder benefits and claims.......................   21,137    20,445    18,736
Interest credited to policyholder account balances.....    3,247     2,596     2,357
Policyholder dividends.................................    1,671     1,647     1,636
Other expenses.........................................    6,314     5,717     5,583
                                                         -------   -------   -------
  Total expenses.......................................   32,369    30,405    28,312
                                                         -------   -------   -------
Income from continuing operations before provision for
  income tax...........................................    2,468     3,527     3,073
Provision for income tax...............................      640     1,098       868
                                                         -------   -------   -------
Income (loss) from continuing operations...............    1,828     2,429     2,205
Income (loss) from discontinued operations, net of
  income tax...........................................       98       824        86
                                                         -------   -------   -------
Income before cumulative effect of a change in
  accounting, net of income tax........................    1,926     3,253     2,291
Cumulative effect of a change in accounting, net of
  income tax...........................................       --        --       (52)
                                                         -------   -------   -------
Net income.............................................  $ 1,926   $ 3,253   $ 2,239
                                                         =======   =======   =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)


                                                                                         ACCUMULATED OTHER COMPREHENSIVE
                                                                                                  INCOME (LOSS)
                                              PARENT'S                                 -----------------------------------
                                            INTEREST IN                                    NET
                                             PREFERRED                                 UNREALIZED    FOREIGN      DEFINED
                                               STOCK             ADDITIONAL            INVESTMENT    CURRENCY     BENEFIT
                                                OF A     COMMON    PAID-IN   RETAINED     GAINS    TRANSLATION     PLANS
                                             SUBSIDIARY   STOCK    CAPITAL   EARNINGS   (LOSSES)    ADJUSTMENT  ADJUSTMENT   TOTAL
                                            -----------  ------  ----------  --------  ----------  -----------  ----------  -------


Balance at January 1, 2004................      $ 93       $5      $13,730    $ 1,261    $2,405        $107        $(128)   $17,473
Contribution of preferred stock by Holding
  Company to subsidiary
  and retirement thereof..................       (93)                                                                           (93)
Issuance of shares -- by subsidiary.......                               4                                                        4
Issuance of stock options -- by
  subsidiary..............................                               2                                                        2
Capital contribution from the Holding
  Company.................................                              94                                                       94
Return of capital to the Holding Company..                              (3)                                                      (3)
Dividends on preferred stock..............                                         (7)                                           (7)
Dividends on common stock.................                                       (797)                                         (797)
Comprehensive income (loss):
  Net income..............................                                      2,239                                         2,239
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                  (77)                                (77)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                   19                                  19
     Cumulative effect of a change in
       accounting, net of income tax......                                                   61                                  61
     Foreign currency translation
       adjustments, net of income tax.....                                                               79                      79
     Additional minimum pension liability
       adjustment, net of
       income tax.........................                                                                            (2)        (2)
                                                                                                                            -------
     Other comprehensive income (loss)....                                                                                       80
                                                                                                                            -------
  Comprehensive income (loss).............                                                                                    2,319
                                                ----       --      -------    -------    ------        ----        -----    -------
Balance at December 31, 2004..............        --        5       13,827      2,696     2,408         186         (130)    18,992
Treasury stock transactions, net -- by
  subsidiary..............................                             (15)                                                     (15)
Issuance of stock options -- by
  subsidiary..............................                              (4)                                                      (4)
Dividends on common stock.................                                     (3,200)                                       (3,200)
Comprehensive income (loss):
  Net income..............................                                      3,253                                         3,253
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                  184                                 184
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                 (783)                               (783)
     Foreign currency translation
       adjustments, net of income tax.....                                                              (49)                    (49)
     Additional minimum pension liability
       adjustment, net of
       income tax.........................                                                                            89         89
                                                                                                                            -------
     Other comprehensive income (loss)....                                                                                     (559)
                                                                                                                            -------
  Comprehensive income (loss).............                                                                                    2,694
                                                ----       --      -------    -------    ------        ----        -----    -------
Balance at December 31, 2005..............        --        5       13,808      2,749     1,809         137          (41)    18,467
Treasury stock transactions, net -- by
  subsidiary..............................                              12                                                       12
Excess tax benefits related to stock-based
  compensation............................                              34                                                       34
Capital contribution from Holding
  Company -- See Notes 2 and 16...........                             489                                                      489
Dividends on common stock.................                                       (863)                                         (863)
Comprehensive income (loss):
  Net income..............................                                      1,926                                         1,926
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax.........................                                                  (20)                                (20)
     Unrealized investment gains (losses),
       net of related offsets and income
       tax................................                                                  (93)                                (93)
     Foreign currency translation
       adjustments, net of income tax.....                                                                7                       7
     Additional minimum pension liability
       adjustment, net of
       income tax.........................                                                                           (18)       (18)
                                                                                                                            -------
Other comprehensive income (loss).........                                                                                     (124)
                                                                                                                            -------
  Comprehensive income (loss).............                                                                                    1,802
                                                                                                                            -------
     Adoption of SFAS 158, net of income
       tax................................                                                                          (749)      (749)
                                                ----       --      -------    -------    ------        ----        -----    -------
Balance at December 31, 2006..............      $ --       $5      $14,343    $ 3,812    $1,696        $144        $(808)   $19,192
                                                ====       ==      =======    =======    ======        ====        =====    =======




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                           2006        2005       2004
                                                         --------   ---------   --------


CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................  $  1,926   $   3,253   $  2,239
Adjustments to reconcile net income to net cash
  provided by operating activities:
  Depreciation and amortization expenses...............       308         299        344
  Amortization of premiums and accretion of discounts
     associated with investments, net..................      (467)       (203)       (15)
  (Gains) losses from sales of investments and
     businesses, net...................................       687      (1,379)      (289)
  Equity earnings of real estate joint ventures and
     other limited partnership interests...............      (376)       (399)      (167)
  Interest credited to policyholder account balances...     3,247       2,596      2,357
  Universal life and investment-type product policy
     fees..............................................    (2,183)     (1,948)    (2,009)
  Change in accrued investment income..................      (295)        (24)       (67)
  Change in premiums and other receivables.............    (3,565)       (734)       460
  Change in deferred policy acquisition costs, net.....      (672)       (504)      (752)
  Change in insurance-related liabilities..............     3,743       3,794      3,829
  Change in trading securities.........................      (196)       (375)        --
  Change in income tax payable.........................       144         147       (101)
  Change in other assets...............................       772        (236)      (385)
  Change in other liabilities..........................     1,109       1,878      1,279
  Other, net...........................................       (37)         24         29
                                                         --------   ---------   --------
Net cash provided by operating activities..............     4,145       6,189      6,752
                                                         --------   ---------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
  Fixed maturity securities............................    73,351     118,459     78,494
  Equity securities....................................       858         777      1,587
  Mortgage and consumer loans..........................     7,632       7,890      3,961
  Real estate and real estate joint ventures...........       847       1,922        436
  Other limited partnership interests..................     1,253         953        800
Purchases of:
  Fixed maturity securities............................   (90,163)   (119,375)   (83,243)
  Equity securities....................................      (731)     (1,057)    (2,107)
  Mortgage and consumer loans..........................   (10,535)     (9,473)    (8,639)
  Real estate and real estate joint ventures...........    (1,069)     (1,323)      (737)
  Other limited partnership interests..................    (1,551)     (1,012)      (893)
Net change in short-term investments...................      (362)        409        215
Purchases of subsidiaries, net of cash received of $0,
  $0 and $0, respectively..............................      (193)         --         --
Proceeds from sales of businesses, net of cash disposed
  of $0, $43 and $7, respectively......................        48         260         18
Net change in policy loans.............................      (176)       (156)       (77)
Net change in other invested assets....................    (1,084)       (598)      (379)
Net change in property, equipment and leasehold
  improvements.........................................      (109)       (114)        17
Other, net.............................................        (4)        (69)         7
                                                         --------   ---------   --------
Net cash used in investing activities..................  $(21,988)  $  (2,507)  $(10,540)
                                                         --------   ---------   --------




          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED) FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                  (IN MILLIONS)



                                                           2006       2005       2004
                                                         --------   --------   --------


CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................................  $ 37,411   $ 30,008   $ 28,347
     Withdrawals.......................................   (31,366)   (26,732)   (22,804)
  Net change in payables for collateral under
     securities loaned and other transactions..........    11,110     (4,221)     1,166
  Net change in short-term debt........................       380       (992)    (2,072)
  Long-term debt issued................................       858      1,216         28
  Long-term debt repaid................................      (112)      (794)       (38)
  Capital contribution from the Holding Company........        93         --         --
  Junior subordinated debt securities issued...........        --        399         --
  Dividends on preferred stock.........................        --         --         (7)
  Dividends on common stock............................      (863)    (3,200)      (797)
  Other, net...........................................        --         (7)        --
                                                         --------   --------   --------
Net cash provided by (used in) financing activities....    17,511     (4,323)     3,823
                                                         --------   --------   --------
Change in cash and cash equivalents....................      (332)      (641)        35
Cash and cash equivalents, beginning of year...........     1,787      2,428      2,393
                                                         --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR.................  $  1,455   $  1,787   $  2,428
                                                         ========   ========   ========
Cash and cash equivalents, subsidiaries held-for-sale,
  beginning of year....................................  $     --   $     58   $     57
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, SUBSIDIARIES HELD-FOR-SALE,
  END OF YEAR..........................................  $     --   $     --   $     58
                                                         ========   ========   ========
Cash and cash equivalents, from continuing operations,
  beginning of year....................................  $  1,787   $  2,370   $  2,336
                                                         ========   ========   ========
CASH AND CASH EQUIVALENTS, FROM CONTINUING OPERATIONS,
  END OF YEAR..........................................  $  1,455   $  1,787   $  2,370
                                                         ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest..........................................  $    256   $    203   $    140
                                                         ========   ========   ========
     Income tax........................................  $    197   $  1,385   $    950
                                                         ========   ========   ========
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed.................................  $     --   $    366   $     42
       Less: liabilities disposed......................        --        269         17
                                                         --------   --------   --------
       Net assets disposed.............................  $     --   $     97   $     25
       Plus: equity securities received................        --         43         --
       Less: cash disposed.............................        --         43          7
                                                         ========   ========   ========
       Business disposition, net of cash disposed......  $     --   $     97   $     18
                                                         ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation......................................  $     --   $      1   $     50
                                                         ========   ========   ========
     Purchase money mortgage on real estate sale.......  $     --   $     --   $      2
                                                         ========   ========   ========
     Real estate acquired in satisfaction of debt......  $      6   $      1   $      7
                                                         ========   ========   ========
     Transfer from funds withheld at interest to fixed
       maturity securities.............................  $     --   $     --   $    606
                                                         ========   ========   ========
     Contribution of other intangible assets, net of
       income tax......................................  $    377   $     --   $     --
                                                         ========   ========   ========
     Excess of net assets over purchase price for
       subsidiary......................................  $     19   $     --   $     --
                                                         ========   ========   ========



--------

See Note 8 for non-cash reinsurance transactions.

          See accompanying notes to consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     Metropolitan Life Insurance Company ("Metropolitan Life") and its subsidiaries (collectively the "Company") is a leading provider of insurance and other financial services with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance, reinsurance and retirement & savings products and services to corporations and other institutions. Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. (the "Holding Company"). Outside of the United States, the Company has direct insurance operations in Canada.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) Metropolitan Life and its subsidiaries; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Closed block assets, liabilities, revenues and expenses are combined on a line-by-line basis with the assets, liabilities, revenues and expenses outside the closed block based on the nature of the particular item. See Note 9. Assets, liabilities, revenues, and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1.5 billion and $1.4 billion at December 31, 2006 and 2005, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

     (i) the fair value of investments in the absence of quoted market values;

     (ii)   investment impairments;

     (iii)  the recognition of income on certain investments;

     (iv)   the application of the consolidation rules to certain investments;

     (v)    the fair value of and accounting for derivatives;

     (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     (vii)  the liability for future policyholder benefits;

     (viii) accounting for income taxes and the valuation of deferred tax assets;

     (ix)   accounting for reinsurance transactions;

     (x)    accounting for employee benefit plans; and

     (xi)   the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, except for trading securities, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     The Company purchases and receives beneficial interests in special purpose entities ("SPEs"), which enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities. These investments are generally made through structured notes and similar instruments (collectively, "Structured Investment Transactions"). The Company has not guaranteed the performance, liquidity or obligations of the SPEs and its exposure to loss is limited to its carrying value of the beneficial interests in the SPEs. The Company does not consolidate the SPEs as it has determined it is not the primary beneficiary. These Structured Investment Transactions are included in fixed maturity securities and their income is generally recognized using the retrospective interest method. Impairments of these investments are included in net investment gains (losses).

     Trading Securities. The Company's trading securities portfolio, principally consisting of fixed maturity and equity securities, supports investment strategies that involve the active and frequent purchase and sale of securities and the execution of short sale agreements and supports asset and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income. Related dividends and investment income are also included in net investment income.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist principally of leveraged leases and funds withheld at interest. The leveraged leases are recorded net of non-recourse debt. The Company participates in lease transactions which are diversified by industry, asset type and geographic area. The Company recognizes income on the leveraged leases by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values and impairs them to expected values as needed.

     Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

     Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates it evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

     The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, trading securities, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain Structured Investment Transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

     The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses), in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company or in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1.1 billion at both December 31, 2006 and 2005. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $538 million and $445 million at December 31, 2006 and 2005, respectively. Related depreciation and amortization expense was $101 million, $94 million and $93 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $1.0 billion and $877 million at December 31, 2006 and 2005, respectively. Accumulated amortization of capitalized software was $664 million and $584 million at December 31, 2006 and 2005, respectively. Related amortization expense was $93 million, $97 million and $126 million for the years ended December 31, 2006, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance, and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts (dividend paying traditional contracts within the closed block) future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


are determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7% and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 9% and 10% of the Company's life insurance in-force, and 76% and 86% of the number of life insurance policies in-force, at December 31, 2006 and 2005, respectively. Participating policies represented approximately 34% and 33%, 35% and 34%, and 37% and 37% of gross and net life insurance premiums for the years ended December 31, 2006, 2005 and 2004, respectively. The percentages indicated are calculated excluding the business of the reinsurance segment.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 3% to 7%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 8%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 2% to 10%, less expenses, mortality charges, and withdrawals; and (iii) fair value adjustments relating to business combinations.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, long-term care and dental claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Policyholder Dividends

     Policyholder dividends are approved annually by Metropolitan Life and its insurance subsidiaries' boards of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

  Income Taxes

     The Company joins with the Holding Company and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The Company participates in a tax sharing agreement with the Holding Company. Under the agreement, current income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) the Holding Company to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 13) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


specified eligibility requirements of the sponsor and its participating affiliates. A December 31 measurement date is used for all the Company's defined benefit pension and other postretirement benefit plans.

     Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year Treasury securities, for each account balance. As of December 31, 2006, virtually all the obligations are calculated using the traditional formula.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired participants. Participants that were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Participants hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), as amended, established the accounting for pension plan obligations. Under SFAS 87, the projected pension benefit obligation ("PBO") is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The accumulated pension benefit obligation ("ABO") is the actuarial present value of vested and non-vested pension benefits accrued based on current salary levels. Obligations, both PBO and ABO, of the defined benefit pension plans are determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions ("SFAS 106"), as amended, established the accounting for expected postretirement plan benefit obligations ("EPBO") which represents the actuarial present value of all other postretirement benefits expected to be paid after retirement to employees and their dependents. Unlike for pensions, the EPBO is not recorded in the financial statements but is used in measuring the periodic expense. The accumulated postretirement plan benefit obligations ("APBO") represents the actuarial present value of future other postretirement benefits attributed to employee services rendered through a particular date and is the valuation basis upon which liabilities are established. The APBO is determined using a variety of actuarial assumptions, from which actual results may vary, as described below.

     Prior to December 31, 2006, the funded status of the pension and other postretirement plans, which is the difference between the fair value of plan assets and the PBO for pension plans and the APBO for other postretirement plans (collectively, the "Benefit Obligations"), were offset by the unrecognized actuarial gains or losses, prior service cost and transition obligations to determine prepaid or accrued benefit cost, as applicable. The net amount was recorded as a prepaid or accrued benefit cost, as applicable. Further, for pension plans, if the ABO exceeded the fair value of the plan assets, that excess was recorded as an additional minimum pension liability with a corresponding intangible asset. Recognition of the intangible asset was limited to the amount of any unrecognized prior service cost. Any additional minimum pension liability in excess of the allowable intangible asset was charged, net of income tax, to accumulated other comprehensive income.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans -- an amendment of FASB Statements No. 87, 88, 106, and SFAS No. 132(r) ("SFAS 158"). Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the Benefit Obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

     Net periodic benefit cost is determined using management estimates and actuarial assumptions to derive service cost, interest cost, and expected return on plan assets for a particular year. Net periodic benefit cost also includes the applicable amortization of any prior service cost (credit) arising from the increase (decrease) in prior years' benefit costs due to plan amendments or initiation of new plans. These costs are amortized into net periodic benefit cost over the expected service years of employees whose benefits are affected by such plan amendments. Actual experience related to plan assets and/or the benefit obligations may differ from that originally assumed when determining net periodic benefit cost for a particular period, resulting in gains or losses. To the extent such aggregate gains or losses exceed 10 percent of the greater of the benefit obligations or the market-related asset value of the plans, they are amortized into net periodic benefit cost over the expected service years of employees expected to receive benefits under the plans.

     The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     The Company also sponsors defined contribution savings and investment plans ("SIP") for substantially all employees under which a portion of participant contributions are matched. Applicable matching contributions are made each payroll period. Accordingly, the Company recognizes compensation cost for current matching contributions. As all contributions are transferred currently as earned to the SIP trust, no liability for matching contributions is recognized in the consolidated balance sheets.

  Stock-Based Compensation

     Stock-based compensation recognized in the Company's consolidated results of operations is allocated from the Holding Company. The accounting policies described below represent those that the Holding Company applies in determining such allocated expense.

     Stock-based compensation grants prior to January 1, 2003 were accounted for using the intrinsic value method prescribed by Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees ("APB 25"), and related interpretations. Compensation expense, if any, was recorded based upon the excess of the quoted market price at grant date over the amount the employee was required to pay to acquire the stock. Under the provisions of APB 25, there was no compensation expense resulting from the issuance of stock options as the exercise price was equivalent to the fair market value at the date of grant. Compensation expense was recognized under the Long-Term Performance Compensation Plan ("LTPCP"), as described more fully in Note 16.

     Stock-based awards granted after December 31, 2002, but prior to January 1, 2006, were accounted for on a prospective basis using the fair value accounting method prescribed by SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended by SFAS No. 148, Accounting for Stock-Based Compensation -- Transition and Disclosure ("SFAS 148"). The fair value method of SFAS 123 required compensation expense to be measured based on the fair value of the equity instrument at the grant or award date. Stock-based compensation was accrued over the vesting period of the grant or award, including grants or awards to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


retirement-eligible employees. As required by SFAS 148, the Company discloses the pro forma impact as if the stock options granted prior to January 1, 2003 had been accounted for using the fair value provisions of SFAS 123 rather than the intrinsic value method prescribed by APB 25. See Note 16.

     Effective January 1, 2006, the Holding Company adopted, using the modified prospective transition method, SFAS No. 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which replaces SFAS 123 and supersedes APB 25. The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. Although the terms of the Holding Company's stock-based plans do not accelerate vesting upon retirement, or the attainment of retirement eligibility, the requisite service period subsequent to attaining such eligibility is considered nonsubstantive. Accordingly, the Company recognizes compensation expense related to stock-based awards over the shorter of the requisite service period or the period to attainment of retirement eligibility. SFAS 123(r) also requires an estimation of future forfeitures of stock-based awards to be incorporated into the determination of compensation expense when recognizing expense over the requisite service period.

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

     (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

     (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

     (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

     (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

     (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $749 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there is no impact of adoption due to changes in measurement date. See also Summary of "Significant Accounting Policies and Critical Accounting Estimates" and Note 15.

  Stock Compensation Plans

     As described previously, effective January 1, 2006, the Holding Company adopted SFAS 123(r) including supplemental application guidance issued by the SEC in Staff Accounting Bulletin ("SAB") No. 107, Share-Based Payment ("SAB 107") -- using the modified prospective transition method. In accordance with the modified prospective transition method, results for prior periods have not been restated. SFAS 123(r) requires that the cost of all stock-based transactions be measured at fair value and recognized over the period during which a grantee is required to provide goods or services in exchange for the award. The Holding Company had previously adopted the fair value method of accounting for stock-based awards as prescribed by SFAS 123 on a prospective basis effective January 1, 2003, and prior to January 1, 2003, accounted for its stock-based awards to employees under the intrinsic value method prescribed by APB 25. The Holding Company did not modify the substantive terms of any existing awards prior to adoption of SFAS 123(r).

     Under the modified prospective transition method, compensation expense recognized during the year ended December 31, 2006 includes: (a) compensation expense for all stock-based awards granted prior to, but not yet vested as of January 1, 2006, based on the grant date fair value estimated in accordance with the original provisions of SFAS 123, and (b) compensation expense for all stock-based awards granted beginning January 1, 2006, based on the grant date fair value estimated in accordance with the provisions of SFAS 123(r).

     The adoption of SFAS 123(r) did not have a significant impact on the Company's financial position or results of operations as all stock-based awards accounted for under the intrinsic value method prescribed by APB 25 had vested prior to the adoption date and the Company, in conjunction with the Holding Company, had adopted the fair value recognition provisions of SFAS 123 on January 1, 2003. As required by SFAS 148, and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


carried forward in the provisions of SFAS 123(r), the Company discloses the pro forma impact as if stock-based awards accounted for under APB 25 had been accounted for under the fair value method in Note 16.

     SFAS 123 allowed forfeitures of stock-based awards to be recognized as a reduction of compensation expense in the period in which the forfeiture occurred. Upon adoption of SFAS 123(r), the Holding Company changed its policy and now incorporates an estimate of future forfeitures into the determination of compensation expense when recognizing expense over the requisite service period. The impact of this change in accounting policy was not significant to the Company's consolidated financial position or results of operations for the year ended December 31, 2006.

     Additionally, for awards granted after adoption, the Holding Company changed its policy from recognizing expense for stock-based awards over the requisite service period to recognizing such expense over the shorter of the requisite service period or the period to attainment of retirement-eligibility. The pro forma impact of this change in expense recognition policy for stock-based compensation is detailed in Note 16.

     Prior to the adoption of SFAS 123(r), the Company presented tax benefits of deductions resulting from the exercise of stock options within operating cash flows in the consolidated statements of cash flows. SFAS 123(r) requires tax benefits resulting from tax deductions in excess of the compensation cost recognized for those options be classified and reported as a financing cash inflow upon adoption of SFAS 123(r).

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

     (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

     (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

     (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

     (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other Pronouncements

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that: (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company prospectively adopted FSP No. FAS 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"). FSP 106-2 provides accounting guidance to employers that sponsor postretirement health care plans that provide prescription drug benefits. The Company began receiving subsidies on prescription drug benefits during 2006 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Prescription Drug Act") based on the Company's determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. The postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the accumulated postretirement benefit obligation was reduced by $213 million at July 1, 2004. See also Note 15.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA"), issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased the liability for future policyholder benefits for changes in the methodology relating to various guaranteed death and annuitization benefits and for determining liabilities for certain universal life insurance contracts by $8 million, which was reported as a cumulative effect of a change in accounting. This amount is net of corresponding changes in DAC, including VOBA and unearned revenue liability, under certain variable annuity and life contracts and income tax. Certain other contracts sold by the Company provide for a return through periodic crediting rates, surrender adjustments or termination adjustments based on the total return of a contractually referenced pool of assets owned by the Company. To the extent that such contracts are not accounted for as derivatives under the provisions of SFAS 133 and not already credited to the contract account balance, under SOP 03-1 the change relating to the fair value of the referenced pool of assets is recorded as a liability with the change in the liability recorded as policyholder benefits and claims. Prior to the adoption of SOP 03-1, the Company recorded the change in such liability as other comprehensive income. At adoption, this change decreased net income and increased other comprehensive income by $33 million, net of income tax, which were recorded as cumulative effects of changes in accounting. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


of the related contract using assumptions consistent with the amortization of DAC. Since the Company followed a similar approach prior to adoption of SOP 03-1, the provisions of SOP 03-1 relating to sales inducements had no significant impact on the Company's consolidated financial statements. In accordance with SOP 03-1's guidance for the reporting of certain separate accounts, at adoption, the Company also reclassified $1.7 billion of separate account assets to general account investments and $1.7 billion of separate account liabilities to future policy benefits and PABs. This reclassification decreased net income and increased other comprehensive income by $27 million, net of income tax, which were reported as cumulative effects of changes in accounting. As a result of the adoption of SOP 03-1, the Company recorded a cumulative effect of a change in accounting of $52 million, net of income tax of $27 million, for the year ended December 31, 2004.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, the Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In December 2006, the FASB issued FSP EITF 00-19-2, Accounting for Registration Payment Arrangements ("FSP EITF 00-19-2"). FSP EITF 00-19-2 specifies that the contingent obligation to make future payments or otherwise transfer consideration under a registration payment arrangement should be separately recognized and measured in accordance with SFAS No. 5, Accounting for Contingencies. FSP EITF 00-19-2 is effective immediately for registration payment arrangements and the financial instruments subject to those arrangements that are entered into or modified subsequent to December 21, 2006. For registration payment arrangements and financial instruments subject to those arrangements that were entered into prior to December 21, 2006, the guidance in the FSP is effective for fiscal years beginning after December 15, 2006. The Company does not expect FSP EITF 00-19-2 to have a material impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which is to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In July 2006, the FASB issued FSP No. FAS 13-2, Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction ("FSP 13-2"). FSP 13-2 amends SFAS No. 13, Accounting for Leases, to require that a lessor review the projected timing of income tax cash flows generated by a leveraged lease annually or more frequently if events or circumstances indicate that a change in timing has occurred or is projected to occur. In addition, FSP 13-2 requires that the change in the net investment balance resulting from the recalculation be recognized as a gain or loss from continuing operations in the same line item in which leveraged lease income is recognized in the year in which the assumption is changed. The guidance in FSP 13-2 is effective for fiscal years beginning after December 15, 2006.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The Company does not expect FSP 13-2 to have a material impact on the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's preliminary evaluation work, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of between $10 million and $30 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of between $180 million and $220 million, net of income tax, which will be recorded as a reduction to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by approximately $15 million to $30 million, net of income tax.

2.  ACQUISITIONS AND DISPOSITIONS

     On October 20, 2006, the Holding Company sold its subsidiary, Citicorp Life Insurance Company and its subsidiary, First Citicorp Life Insurance Company (collectively, "CLIC") to the Company for $135 million in cash consideration. The net assets of CLIC acquired by the Company were $154 million. The excess of the net assets of CLIC received over the purchase price resulted in an increase of $19 million in additional paid-in capital. In connection with the sale and merger of CLIC, the Holding Company contributed $17 million to the Company. See
Note 16.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     On September 30, 2006, the Company acquired MetLife Retirement Services LLC ("MRS") (formerly, CitiStreet Retirement Services LLC), and its subsidiaries from an affiliate, Metropolitan Tower Life Insurance Company ("MTL") for approximately $58 million in cash consideration settled in the fourth quarter of 2006. The assets acquired are principally comprised of $52 million related to the value of customer relationships acquired ("VOCRA").

     On July 1, 2005, the Holding Company completed the acquisition of The Travelers Insurance Company, excluding certain assets, most significantly, Primerica, from Citigroup Inc. ("Citigroup"), and substantially all of Citigroup's international insurance business (collectively, "Travelers"). On September 30, 2006, the Company received a capital contribution from the Holding Company of $377 million in the form of intangible assets related to the value of distribution agreements ("VODA") of $389 million, net of deferred income tax of $12 million, for which the Company receives the benefit. The VODA originated through the Holding Company's acquisition of Travelers and was transferred at its amortized cost basis. See Notes 7 and 16.

     Newbury Insurance Company, Limited which was sold to the Holding Company and New England Pension and Annuity Company which was sold to MTL, both in 2004, are included in the accompanying consolidated financial statements until the respective dates of sale.

     See Note 19 for information on the disposition of P.T. Sejahtera ("MetLife Indonesia") and SSRM Holdings, Inc. ("SSRM").

3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                             DECEMBER 31, 2006
                                             ------------------------------------------------
                                                              GROSS
                                              COST OR       UNREALIZED
                                             AMORTIZED   ---------------    ESTIMATED    % OF
                                                COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                             ---------   ------   ------   ----------   -----
                                                               (IN MILLIONS)


U.S. corporate securities..................   $ 51,003   $1,829   $  492    $ 52,340     32.2%
Residential mortgage-backed securities.....     34,617      312      204      34,725     21.4
Foreign corporate securities...............     23,599    1,618      226      24,991     15.4
U.S. Treasury/agency securities............     20,662      944      108      21,498     13.2
Commercial mortgage-backed securities......     11,794      164       72      11,886      7.3
Asset-backed securities....................      9,369       55       41       9,383      5.8
Foreign government securities..............      4,653    1,001       12       5,642      3.5
State and political subdivision
  securities...............................      1,743       27       12       1,758      1.1
Other fixed maturity securities............        233        6       77         162      0.1
                                              --------   ------   ------    --------    -----
  Total fixed maturity securities..........   $157,673   $5,956   $1,244    $162,385    100.0%
                                              ========   ======   ======    ========    =====
Common stock...............................   $  1,454   $  457   $   14    $  1,897     54.4%
Non-redeemable preferred stock.............      1,546       59       15       1,590     45.6
                                              --------   ------   ------    --------    -----
  Total equity securities..................   $  3,000   $  516   $   29    $  3,487    100.0%
                                              ========   ======   ======    ========    =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                             DECEMBER 31, 2005
                                             ------------------------------------------------
                                                              GROSS
                                              COST OR       UNREALIZED
                                             AMORTIZED   ---------------    ESTIMATED    % OF
                                                COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                             ---------   ------   ------   ----------   -----
                                                               (IN MILLIONS)


U.S. corporate securities..................   $ 48,056   $2,507   $  358    $ 50,205     33.9%
Residential mortgage-backed securities.....     30,213      315      292      30,236     20.4
Foreign corporate securities...............     22,922    1,625      258      24,289     16.4
U.S. Treasury/agency securities............     17,858    1,333       18      19,173     13.0
Commercial mortgage-backed securities......     10,793      194      102      10,885      7.4
Asset-backed securities....................      6,412       74       29       6,457      4.4
Foreign government securities..............      4,734      999       10       5,723      3.9
State and political subdivision
  securities...............................        738       21       10         749      0.5
Other fixed maturity securities............        203       10       33         180      0.1
                                              --------   ------   ------    --------    -----
  Total fixed maturity securities..........   $141,929   $7,078   $1,110    $147,897    100.0%
                                              ========   ======   ======    ========    =====
Common stock...............................   $  1,616   $  229   $   25    $  1,820     82.1%
Non-redeemable preferred stock.............        373       27        3         397     17.9
                                              --------   ------   ------    --------    -----
  Total equity securities..................   $  1,989   $  256   $   28    $  2,217    100.0%
                                              ========   ======   ======    ========    =====



     The Company held foreign currency derivatives with notional amounts of $7.3 billion and $4.9 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $12.0 billion and $10.2 billion at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain of $534 million and $388 million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $10 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $3 million and $1 million at December 31, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2006                     2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)


Due in one year or less.................   $  4,531    $  4,616     $  4,271    $  4,320
Due after one year through five years...     28,494      29,095       20,419      20,899
Due after five years through ten years..     25,535      26,071       29,365      30,335
Due after ten years.....................     43,333      46,609       40,456      44,765
                                           --------    --------     --------    --------
  Subtotal..............................    101,893     106,391       94,511     100,319
Mortgage-backed, commercial mortgage-
  backed and other asset-backed
  securities............................     55,780      55,994       47,418      47,578
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $157,673    $162,385     $141,929    $147,897
                                           ========    ========     ========    ========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Proceeds.........................................  $57,861   $97,347   $53,639
Gross investment gains...........................  $   387   $   623   $   792
Gross investment losses..........................  $  (855)  $  (956)  $  (468)

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                             DECEMBER 31, 2006
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.....    $11,033       $152        $ 8,162       $340        $19,195      $  492
Residential mortgage-backed
  securities..................     10,108         52          8,329        152         18,437         204
Foreign corporate securities..      4,319         61          4,411        165          8,730         226
U.S. Treasury/agency
  securities..................      9,075         99            377          9          9,452         108
Commercial mortgage-backed
  securities..................      3,799         21          2,058         51          5,857          72
Asset-backed securities.......      3,184         27            662         14          3,846          41
Foreign government
  securities..................        409          6            242          6            651          12
State and political
  subdivision securities......        217          9            104          3            321          12
Other fixed maturity
  securities..................        122         77             --         --            122          77
                                  -------       ----        -------       ----        -------      ------
  Total fixed maturity
     securities...............    $42,266       $504        $24,345       $740        $66,611      $1,244
                                  =======       ====        =======       ====        =======      ======
Equity securities.............    $   613       $ 17        $   287       $ 12        $   900      $   29
                                  =======       ====        =======       ====        =======      ======
Total number of securities in
  an unrealized loss
  position....................      4,134                     2,129                     6,263
                                  =======                   =======                   =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                             DECEMBER 31, 2005
                                ---------------------------------------------------------------------------
                                                            EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS          THAN 12 MONTHS                TOTAL
                                -----------------------   -----------------------   -----------------------
                                                GROSS                     GROSS                     GROSS
                                 ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                ----------   ----------   ----------   ----------   ----------   ----------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities.....    $12,171       $275        $2,295        $ 83        $14,466      $  358
Residential mortgage-backed
  securities..................     18,839        267           884          25         19,723         292
Foreign corporate securities..      6,995        200         1,621          58          8,616         258
U.S. Treasury/agency
  securities..................      2,856         16           107           2          2,963          18
Commercial mortgage-backed
  securities..................      5,323         89           401          13          5,724         102
Asset-backed securities.......      2,289         21           239           8          2,528          29
Foreign government
  securities..................        429          9           161           1            590          10
State and political
  subdivision securities......        327         10            --          --            327          10
Other fixed maturity
  securities..................         --         29            38           4             38          33
                                  -------       ----        ------        ----        -------      ------
  Total fixed maturity
     securities...............    $49,229       $916        $5,746        $194        $54,975      $1,110
                                  =======       ====        ======        ====        =======      ======
Equity securities.............    $   409       $ 24        $   57        $  4        $   466      $   28
                                  =======       ====        ======        ====        =======      ======
Total number of securities in
  an unrealized loss
  position....................      3,607                      675                      4,282
                                  =======                   ======                    =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                        DECEMBER 31, 2006
                                  ------------------------------------------------------------
                                        COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST      UNREALIZED LOSSES       SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months............   $32,410      $25      $  346      $ 7      3,112       62
Six months or greater but less
  than nine months..............     1,657        3          28        1        300        1
Nine months or greater but less
  than twelve months............     9,305       --         139       --        659       --
Twelve months or greater........    25,356       28         746        6      2,123        6
                                   -------      ---      ------      ---      -----       --
  Total.........................   $68,728      $56      $1,259      $14      6,194       69
                                   =======      ===      ======      ===      =====       ==


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                        DECEMBER 31, 2005
                                  ------------------------------------------------------------
                                        COST OR               GROSS              NUMBER OF
                                    AMORTIZED COST      UNREALIZED LOSSES       SECURITIES
                                  ------------------   ------------------   ------------------
                                  LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                     20%       MORE       20%       MORE       20%       MORE
                                  ---------   ------   ---------   ------   ---------   ------
                                           (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months............   $43,966      $68      $  732      $18      2,827        89
Six months or greater but less
  than nine months..............     2,666        4          82        2        268         7
Nine months or greater but less
  than twelve months............     3,874       --         106       --        415         1
Twelve months or greater........     5,980       21         193        5        668         7
                                   -------      ---      ------      ---      -----       ---
  Total.........................   $56,486      $93      $1,113      $25      4,178       104
                                   =======      ===      ======      ===      =====       ===



     At December 31, 2006 and 2005, $1.3 billion and $1.1 billion, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $14 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. Of such unrealized losses of $14 million, $7 million related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. Of such unrealized losses of $25 million, $18 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held four fixed maturity securities and equity securities each with a gross unrealized loss at December 31, 2006 each greater than $10 million. These securities represented 7%, or $95 million in the aggregate, of the gross unrealized loss on fixed maturity securities and equity securities. There were no securities with a gross unrealized loss greater than $10 million at December 31, 2005.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006 and 2005, the Company had $1.3 billion and $1.1 billion, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:


                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----


SECTOR:
  U.S. corporate securities..................................    39%    31%
  Residential mortgage-backed securities.....................    16     26
  Foreign corporate securities...............................    18     23
  U.S. Treasury/agency securities............................     8      2
  Commercial mortgage-backed securities......................     6      9
  Other......................................................    13      9
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Industrial.................................................    24%    25%
  Mortgage-backed............................................    22     35
  Utility....................................................    12      8
  Government.................................................     9      3
  Finance....................................................     7      7
  Other......................................................    26     22
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $30.1 billion and $19.5 billion and an estimated fair value of $31.0 billion and $20.4 billion were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $32.0 billion and $21.0 billion at December 31, 2006 and 2005, respectively. Security collateral of $17 million and $33 million on deposit from customers in connection with the securities lending transactions at December 31, 2006 and 2005, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $1.2 billion and $1.5 billion at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $2.3 billion and $1.5 billion at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:


                                                           DECEMBER 31,
                                              -------------------------------------
                                                     2006                2005
                                              -----------------   -----------------
                                               AMOUNT   PERCENT    AMOUNT   PERCENT
                                              -------   -------   -------   -------
                                                          (IN MILLIONS)


Commercial mortgage loans...................  $28,369      78%    $26,574      80%
Agricultural mortgage loans.................    7,527      21       6,242      19
Consumer loans..............................      203       1         427       1
                                              -------     ---     -------     ---
  Subtotal..................................   36,099     100%     33,243     100%
                                                          ===                 ===
Less: Valuation allowances..................      160                 149
                                              -------             -------
  Mortgage and consumer loans...............  $35,939             $33,094
                                              =======             =======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2006, 19%, 7% and 6% of the value of the Company's mortgage and consumer loans were located in California, New York and Texas, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Of the mortgage loans held at December 31, 2006 and 2005, $0 and $781 million, respectively, of the loans granted, were in connection with Metropolitan Insurance and Annuity Company's ("MIAC"), a related party, purchase of real estate from the Company in 2001 and 2003. MIAC was merged into MTL, also a related party, in 2004. In 2006, MTL sold Peter Cooper Village and Stuyvesant Town real estate properties located in New York City, to a third party for $5.4 billion. Concurrent with the sale, MTL repaid the related $770 million mortgage, including accrued interest, it owed to the Company. In 2005, MTL sold its 200 Park Avenue real estate property located in New York City, to a third party for $1.72 billion. Concurrent with the sale, MTL repaid the related $690 million mortgage, including accrued interest, it owed the Company.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Certain of the Company's real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgages were $372 million and $379 million at December 31, 2006 and 2005, respectively.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Balance at January 1,..................................  $149   $154   $126
Additions..............................................    28     43     56
Deductions.............................................   (17)   (48)   (28)
                                                         ----   ----   ----
Balance at December 31,................................  $160   $149   $154
                                                         ====   ====   ====



     A portion of the Company's mortgage and consumer loans was impaired and consists of the following:


                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Impaired loans with valuation allowances.....................  $371    $11
Impaired loans without valuation allowances..................    39     86
                                                               ----    ---
  Subtotal...................................................   410     97
Less: Valuation allowances on impaired loans.................    20      2
                                                               ----    ---
  Impaired loans.............................................  $390    $95
                                                               ====    ===



     The average investment in impaired loans was $145 million, $152 million and $376 million for the years ended December 31, 2006, 2005 and 2004, respectively. Interest income on impaired loans was $1 million, $6 million and $25 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The investment in restructured loans was $9 million and $37 million at December 31, 2006 and 2005, respectively. Interest income of $1 million, $2 million and $9 million was recognized on restructured loans for the years ended December 31, 2006, 2005 and 2004, respectively. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to $1 million, $3 million and $11 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of $7 million and $17 million at December 31, 2006 and 2005, respectively. Mortgage and consumer loans on which interest is no longer accrued had an amortized cost of $35 million and $0 at December 31, 2006 and 2005, respectively. Mortgage and consumer loans in foreclosure had an amortized cost of $30 million and $7 million at December 31, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:


                                                             DECEMBER 31,
                                                           ----------------
                                                             2006     2005
                                                           -------   ------
                                                             (IN MILLIONS)


Real estate..............................................  $ 4,297   $4,187
Accumulated depreciation.................................   (1,140)    (962)
                                                           -------   ------
Net real estate..........................................    3,157    3,225
Real estate joint ventures...............................    1,328      862
                                                           -------   ------
  Real estate and real estate joint ventures.............  $ 4,485   $4,087
                                                           =======   ======



     The components of real estate and real estate joint ventures are as follows:


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Real estate and real estate joint ventures held-for-
  investment..............................................  $4,485   $3,778
Real estate held-for-sale.................................      --      309
                                                            ------   ------
  Real estate and real estate joint ventures..............  $4,485   $4,087
                                                            ======   ======



     Related depreciation expense was $110 million, $120 million and $162 million for the years ended December 31, 2006, 2005 and 2004, respectively. These amounts include $3 million, $17 million and $45 million of depreciation expense related to discontinued operations for the years ended December 31, 2006, 2005 and 2004, respectively.

     Real estate and real estate joint ventures held-for-sale recognized impairments of $8 million, $5 million and $13 million for the years ended December 31, 2006, 2005 and 2004, respectively. The carrying value of non-income producing real estate and real estate joint ventures was $8 million and $30 million at December 31, 2006 and 2005, respectively. The Company owned real estate acquired in satisfaction of debt of less than $1 million at both December 31, 2006 and 2005.

     Real estate and real estate joint ventures were categorized as follows:


                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)


Office........................................  $2,335      52%    $2,529      62%
Apartments....................................     737      17        447      11
Retail........................................     534      12        612      15
Real estate investment funds..................     307       7         45       1
Industrial....................................     291       6        276       7
Development joint ventures....................     169       4         --      --
Land..........................................      50       1         40       1
Other.........................................      62       1        138       3
                                                ------     ---     ------     ---
  Total.......................................  $4,485     100%    $4,087     100%
                                                ======     ===     ======     ===


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's real estate holdings are primarily located in the United States. At December 31, 2006, 26%, 16% and 16% of the Company's real estate holdings were located in New York, California and Texas, respectively.

  LEVERAGED LEASES

     Investment in leveraged leases, included in other invested assets, consisted of the following:


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Rental receivables, net...................................  $1,055   $  991
Estimated residual values.................................     887      735
                                                            ------   ------
  Subtotal................................................   1,942    1,726
Unearned income...........................................    (694)    (645)
                                                            ------   ------
  Investment in leveraged leases..........................  $1,248   $1,081
                                                            ======   ======



     The Company's deferred income tax liability related to leveraged leases was $670 million and $679 million at December 31, 2006 and 2005, respectively. The rental receivables set forth are generally due in periodic installments. The payment periods generally range from one to 15 years, but in certain circumstances are as long as 30 years.

     The components of net income from investment in leveraged leases are as follows:


                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2006   2005   2004
                                                          ----   ----   ----
                                                             (IN MILLIONS)


Income from investment in leveraged leases (included in
  net
  investment income)....................................  $ 51   $ 54    $26
Income tax expense on leveraged leases..................   (18)   (19)    (9)
                                                          ----   ----    ---
Net income from leveraged leases........................  $ 33   $ 35    $17
                                                          ====   ====    ===



  FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $4.0 billion and $3.5 billion at December 31, 2006 and 2005, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Fixed maturity securities........................  $ 9,551   $ 8,588   $ 8,085
Equity securities................................       58        53        65
Mortgage and consumer loans......................    2,315     2,246     1,957
Policy loans.....................................      495       497       492
Real estate and real estate joint ventures.......      750       545       436
Other limited partnership interests..............      705       676       324
Cash, cash equivalents and short-term
  investments....................................      201       113        64
Other............................................      465       381       179
                                                   -------   -------   -------
  Total investment income........................   14,540    13,099    11,602
Less: Investment expenses........................    2,233     1,370       807
                                                   -------   -------   -------
  Net investment income..........................  $12,307   $11,729   $10,795
                                                   =======   =======   =======



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $20 million, $16 million and $14 million, respectively, related to fixed maturity securities and $112 million, $189 million and $117 million, respectively, related to mortgage and consumer loans, are included in the table above.

     In the fourth quarter of 2006, MTL sold its Peter Cooper Village and Stuyvesant Town properties for $5.4 billion. Upon the closing of the transaction, MTL repaid the mortgage of $770 million, including accrued interest, held by the Company on these properties and paid a prepayment fee of $68 million which was recognized as affiliated investment income.

     In the second quarter of 2005, MTL sold its 200 Park Avenue real estate property located in New York City, to a third party for $1.72 billion. Concurrent with the sale, MTL repaid the related $690 million mortgage, including accrued interest, it owed to the Company. Based on the terms of the loan agreement, the Company also received a $120 million prepayment fee from MTL, which was recognized as affiliated investment income when received.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2006    2005    2004
                                                       -----   -----   -----
                                                           (IN MILLIONS)


Fixed maturity securities............................  $(572)  $(518)  $  81
Equity securities....................................     67     121     150
Mortgage and consumer loans..........................    (16)     31      54
Real estate and real estate joint ventures...........     38       7       5
Other limited partnership interests..................      2      43      53
Derivatives..........................................   (458)    410    (232)
Other................................................    112      85     171
                                                       -----   -----   -----
  Net investment gains (losses)......................  $(827)  $ 179   $ 282
                                                       =====   =====   =====



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment gains (losses) of ($20) million, $28 million and $15 million, respectively, are included within Other in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $37 million, $64 million and $93 million for the years ended December 31, 2006, 2005 and 2004, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Fixed maturity securities........................  $ 4,685   $ 5,972   $ 8,571
Equity securities................................      483       225       270
Derivatives......................................     (238)     (207)     (494)
Minority interest................................     (159)     (171)     (103)
Other............................................       --       (82)       34
                                                   -------   -------   -------
  Subtotal.......................................    4,771     5,737     8,278
                                                   -------   -------   -------
Amounts allocated from:
  Future policy benefit loss recognition.........     (806)   (1,259)   (1,953)
  DAC and VOBA...................................     (239)     (148)     (407)
  Policyholder dividend obligation...............   (1,062)   (1,492)   (2,119)
                                                   -------   -------   -------
     Subtotal....................................   (2,107)   (2,899)   (4,479)
                                                   -------   -------   -------
     Deferred income tax.........................     (968)   (1,029)   (1,391)
                                                   -------   -------   -------
          Subtotal...............................   (3,075)   (3,928)   (5,870)
                                                   -------   -------   -------
Net unrealized investment gains (losses).........  $ 1,696   $ 1,809   $ 2,408
                                                   =======   =======   =======



     The changes in net unrealized investment gains (losses) are as follows:


                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                      2006      2005     2004
                                                     ------   -------   ------
                                                           (IN MILLIONS)


Balance, January 1,................................  $1,809   $ 2,408   $2,405
Unrealized investment gains (losses) during the
  year.............................................    (966)   (2,556)     281
Unrealized investment gains (losses) of
  subsidiaries at the
  date of sale.....................................      --        15       --
Unrealized investment gains (losses) relating to:
  Future policy benefit gains (losses)
     recognition...................................     453       694     (500)
  DAC and VOBA.....................................     (91)      259       88
  Participating contracts..........................      --        --      117
  Policyholder dividend obligation.................     430       627       11
  Deferred income tax..............................      61       362        6
                                                     ------   -------   ------
Balance, December 31, .............................  $1,696   $ 1,809   $2,408
                                                     ======   =======   ======
Net change in unrealized investment gains
  (losses).........................................  $ (113)  $  (599)  $    3
                                                     ======   =======   ======



  TRADING SECURITIES

     During 2005, the Company established a trading securities portfolio to support investment strategies that involve the active and frequent purchase and sale of securities, the execution of short sale agreements and asset

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and liability matching strategies for certain insurance products. Trading securities and short sale agreement liabilities are recorded at fair value with subsequent changes in fair value recognized in net investment income related to fixed maturity securities.

     At December 31, 2006 and 2005, trading securities were $563 million and $373 million, respectively, and liabilities associated with the short sale agreements in the trading securities portfolio, which were included in other liabilities, were $387 million and $271 million, respectively. The Company had pledged $614 million and $375 million of its assets, primarily consisting of trading securities, as collateral to secure the liabilities associated with the short sale agreements in the trading securities portfolio for the years ended December 31, 2006 and 2005, respectively.

     During the years ended December 31, 2006 and 2005, interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses) recognized on the trading securities and the related short sale agreement liabilities totaled $32 million and ($3) million, respectively. Changes in the fair value of such trading securities and short sale agreement liabilities, totaled $3 million and less than $1 million for the years ended December 31, 2006 and 2005, respectively. The Company did not hold any trading securities during the year ended December 31, 2004.

  STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments, included in fixed maturity securities, was $354 million and $362 million at December 31, 2006 and 2005, respectively. The related net investment income recognized was $43 million, $28 million and $44 million for the years ended December 31, 2006, 2005 and 2004, respectively.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that: (i) it is the primary beneficiary and which are consolidated in the Company's consolidated financial statements at December 31, 2006; and (ii) it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:


                                                          DECEMBER 31, 2006
                                          -------------------------------------------------
                                            PRIMARY BENEFICIARY     NOT PRIMARY BENEFICIARY
                                          -----------------------   -----------------------
                                                        MAXIMUM                   MAXIMUM
                                            TOTAL     EXPOSURE TO     TOTAL     EXPOSURE TO
                                          ASSETS(1)     LOSS(2)     ASSETS(1)     LOSS(2)
                                          ---------   -----------   ---------   -----------
                                                            (IN MILLIONS)


Asset-backed securitizations and
  collateralized debt obligations.......     $ --         $--        $ 1,909       $  207
Real estate joint ventures(3)...........       53          45            269            6
Other limited partnership interests(4)..       84           3         19,152        1,478
Other investments(5)....................       --          --         20,620        1,452
                                             ----         ---        -------       ------
  Total.................................     $137         $48        $41,950       $3,143
                                             ====         ===        =======       ======



--------

   (1) The assets of the asset-backed securitizations and collateralized debt obligations are reflected at fair value at December 31, 2006. The assets of the real estate joint ventures, other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



   (2) The maximum exposure to loss of the asset-backed securitizations and collateralized debt obligations is equal to the carrying amounts of retained interests. In addition, the Company provides collateral management services for certain of these structures for which it collects a management fee. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

   (5) Other investments include securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                        DECEMBER 31, 2006                 DECEMBER 31, 2005
                                 -------------------------------   -------------------------------
                                              CURRENT MARKET OR                 CURRENT MARKET OR
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)


Interest rate swaps............   $17,865    $207       $   79      $12,857    $294        $ 12
Interest rate floors...........    25,955     193           --        6,515      80          --
Interest rate caps.............    19,754     119           --       24,970     224          --
Financial futures..............     6,824      52           19           63       1          --
Foreign currency swaps.........    14,952     287        1,102        9,256      74         852
Foreign currency forwards......     1,204      22            4        2,333      26          41
Options........................         1       1           --          221       2           2
Financial forwards.............     2,900      12           24        2,446      13           1
Credit default swaps...........     5,023       4           16        4,789      11           9
Synthetic GICs.................     3,739      --           --        5,477      --          --
Other..........................       250      56           --          250       9          --
                                  -------    ----       ------      -------    ----        ----
  Total........................   $98,467    $953       $1,244      $69,177    $734        $917
                                  =======    ====       ======      =======    ====        ====



     The above table does not include notional values for equity financial forwards. At both December 31, 2006 and 2005, the Company owned 132,000 equity financial forwards. Market values of equity financial forwards are included in financial forwards in the preceding table.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                         REMAINING LIFE
                                    --------------------------------------------------------
                                                  AFTER        AFTER
                                                ONE YEAR    FIVE YEARS
                                    ONE YEAR     THROUGH      THROUGH    AFTER TEN
                                     OR LESS   FIVE YEARS    TEN YEARS     YEARS      TOTAL
                                    --------   ----------   ----------   ---------   -------
                                                          (IN MILLIONS)


Interest rate swaps...............   $   754     $10,427      $ 3,478      $3,206    $17,865
Interest rate floors..............        --       7,068       18,887          --     25,955
Interest rate caps................     2,770      16,984           --          --     19,754
Financial futures.................     6,824          --           --          --      6,824
Foreign currency swaps............       493       7,125        6,015       1,319     14,952
Foreign currency forwards.........     1,204          --           --          --      1,204
Options...........................        --          --            1          --          1
Financial forwards................        --          --           --       2,900      2,900
Credit default swaps..............       487       4,330          206          --      5,023
Synthetic GICs....................     3,427         312           --          --      3,739
Other.............................        --         250           --          --        250
                                     -------     -------      -------      ------    -------
  Total...........................   $15,959     $46,496      $28,587      $7,425    $98,467
                                     =======     =======      =======      ======    =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards and swaps to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Swaptions are used by the Company primarily to sell, or monetize, embedded call options in its fixed rate liabilities. A swaption is an option to enter into a swap with an effective date equal to the exercise date of the embedded call and a maturity date equal to the maturity date of the underlying liability. The Company receives a premium for entering into the swaption. Swaptions are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Swap spread locks are used by the Company to hedge invested assets on an economic basis against the risk of changes in credit spreads. Swap spread locks are forward starting swaps where the Company agrees to pay a coupon based on a predetermined reference swap spread in exchange for receiving a coupon based on a floating rate. The Company has the option to cash settle with the counterparty in lieu of maintaining the swap after the effective date. Swap spread locks are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

     A synthetic guaranteed interest contract ("GIC") is a contract that simulates the performance of a traditional GIC through the use of financial instruments. Under a synthetic GIC, the policyholder owns the underlying assets. The Company guarantees a rate return on those assets for a premium.

     Total rate of return swaps ("TRRs") are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and LIBOR, calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. TRRs can be used as hedges or to synthetically create investments and are included in the other classification in the preceding table.

HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                        DECEMBER 31, 2006                 DECEMBER 31, 2005
                                 -------------------------------   -------------------------------
                                                 FAIR VALUE                        FAIR VALUE
                                 NOTIONAL   --------------------   NOTIONAL   --------------------
                                  AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                 --------   ------   -----------   --------   ------   -----------
                                                           (IN MILLIONS)


Fair value.....................   $ 7,890    $290       $   84      $ 4,419    $ 50        $104
Cash flow......................     2,656      33          149        6,233      29         437
Foreign operations.............       489      --           39          834       2          37
Non-qualifying.................    87,432     630          972       57,691     653         339
                                  -------    ----       ------      -------    ----        ----
  Total........................   $98,467    $953       $1,244      $69,177    $734        $917
                                  =======    ====       ======      =======    ====        ====



     The following table presents the settlement payments recorded in income for the:


                                                            YEARS ENDED
                                                            DECEMBER 31,
                                                        -------------------
                                                        2006   2005    2004
                                                        ----   ----   -----
                                                           (IN MILLIONS)


Qualifying hedges:
  Net investment income...............................  $ 48   $ 42   $(144)
  Interest credited to policyholder account balances..   (26)    17      45
Non-qualifying hedges:
  Net investment gains (losses).......................   225     86      51
                                                        ----   ----   -----
     Total............................................  $247   $145   $ (48)
                                                        ====   ====   =====



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments;

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:


                                                       YEARS ENDED DECEMBER
                                                                31,
                                                       --------------------
                                                        2006    2005   2004
                                                       -----   -----   ----
                                                           (IN MILLIONS)


Changes in the fair value of derivatives.............  $ 278   $(118)  $ 64
Changes in the fair value of the items hedged........   (278)    116    (49)
                                                       -----   -----   ----
Net ineffectiveness of fair value hedging
  activities.........................................  $  --   $  (2)  $ 15
                                                       =====   =====   ====



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; and (iv) financial forwards to buy and sell securities.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized net investment gains (losses) of ($21) million and ($31) million, respectively, which represent the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. The net amounts reclassified into net investment gains (losses) for the years ended December 31, 2006, 2005 and 2004 related to such discontinued cash flow hedges were $3 million, $42 million and $29 million, respectively. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2006    2005    2004
                                                       -----   -----   -----
                                                           (IN MILLIONS)


Other comprehensive income (loss) balance at January
  1,.................................................  $(207)  $(447)  $(385)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges.............................................    (44)    196     (98)
Amounts reclassified to net investment gains
  (losses)...........................................     (1)     44      41
Amounts reclassified to net investment income........     15       2       2
Amortization of transition adjustment................     (1)     (2)     (7)
                                                       -----   -----   -----
Other comprehensive income (loss) balance at December
  31,................................................  $(238)  $(207)  $(447)
                                                       =====   =====   =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2006, $52 million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2007.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps, options and non-derivative financial instruments to hedge portions of its net investments in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded for the years ended December 31, 2006, 2005 and 2004.

     The Company's consolidated statements of stockholder's equity for the years ended December 31, 2006, 2005 and 2004 include losses of $7 million, $27 million and $47 million, respectively, related to foreign currency contracts and non-derivative financial instruments used to hedge its net investments in foreign operations. At December 31, 2006 and 2005, the cumulative foreign currency translation loss recorded in accumulated other comprehensive income related to these hedges was $91 million and $84 million, respectively. When net investments in foreign operations are sold or substantially liquidated, the amounts in accumulated other comprehensive income are reclassified to the consolidated statements of income, while a pro rata portion will be reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) swaptions to sell embedded call options in fixed rate liabilities; (iv) credit default swaps to minimize its exposure to adverse movements in credit; (v) credit default swaps to diversify credit risk exposure to certain portfolios; (vi) equity futures, equity index options, interest rate futures and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (vii) swap spread locks to economically hedge invested assets against the risk of changes in credit spreads; (viii) financial forwards to buy and sell securities; (ix) GICs to synthetically create traditional GICs; (x) credit default swaps and TRRs to synthetically create investments; and (xi) basis swaps to better match the cash flows of assets and related liabilities.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($701) million, $372 million and ($141) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $57 million and $50 million at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $113 million and $10 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) during the years ended December 31, 2006, 2005 and 2004 were gains (losses) of $12 million, $29 million and $34 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $94 million and $34 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $16 million and $0, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

     As of December 31, 2006 and 2005, the Company provided collateral of $80 million and $0, respectively, which is included in fixed maturity securities in the consolidated balance sheets. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006 and 2005, the Company pledged collateral of $23 million and $15 million, respectively, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:


                                                       DAC     VOBA    TOTAL
                                                     -------   ----   -------
                                                           (IN MILLIONS)


Balance at January 1, 2004.........................  $ 9,390   $836   $10,226
  Capitalizations..................................    1,817     --     1,817
                                                     -------   ----   -------
       Subtotal....................................   11,207    836    12,043
                                                     -------   ----   -------
  Less: Amortization related to:
     Net investment gains (losses).................        5      1         6
     Unrealized investment gains (losses)..........      (12)   (76)      (88)
     Other expenses................................    1,058     81     1,139
                                                     -------   ----   -------
       Total amortization..........................    1,051      6     1,057
                                                     -------   ----   -------
  Less: Dispositions and other.....................      (99)    23       (76)
                                                     -------   ----   -------
Balance at December 31, 2004.......................   10,255    807    11,062
  Capitalizations..................................    1,619     --     1,619
                                                     -------   ----   -------
       Subtotal....................................   11,874    807    12,681
                                                     -------   ----   -------
  Less: Amortization related to:
     Net investment gains (losses).................       13      2        15
     Unrealized investment gains (losses)..........     (244)   (15)     (259)
     Other expenses................................    1,304     66     1,370
                                                     -------   ----   -------
       Total amortization..........................    1,073     53     1,126
                                                     -------   ----   -------
  Less: Dispositions and other.....................      120     (3)      117
                                                     -------   ----   -------
Balance at December 31, 2005.......................   10,681    757    11,438
  Capitalizations..................................    1,677     --     1,677
                                                     -------   ----   -------
       Subtotal....................................   12,358    757    13,115
                                                     -------   ----   -------
  Less: Amortization related to:
     Net investment gains (losses).................     (136)    (2)     (138)
     Unrealized investment gains (losses)..........      105    (14)       91
     Other expenses................................    1,248    (21)    1,227
                                                     -------   ----   -------
       Total amortization..........................    1,217    (37)    1,180
                                                     -------   ----   -------
  Less: Dispositions and other.....................      (85)   (23)     (108)
                                                     -------   ----   -------
Balance at December 31, 2006.......................  $11,226   $817   $12,043
                                                     =======   ====   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $67 million in 2007, $69 million in 2008, $66 million in 2009, $40 million in 2010, and $43 million in 2011.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:


                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Balance at January 1,.......................................  $200   $217
Acquisitions................................................     2      1
Dispositions and other, net.................................    --    (18)
                                                              ----   ----
Balance at December 31,.....................................  $202   $200
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     VODA and VOCRA, which are reported within other assets in the consolidated balance sheet, were $439 million, net of amortization accumulation of $2 million, at December 31, 2006 due to the VODA of $389 million contributed by the Holding Company and the VOCRA of $52 million acquired from MRS. Amortization expense for the year ended December 31, 2006 was $2 million. See Notes 2 and 16.

     The value of the other identifiable intangibles discussed above reflects the estimated fair value of Citigroup/Travelers distribution agreement and customer relationships acquired at the original acquisition date and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discounted rate of 11.5% was used to value these intangible assets.

     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $8 million in 2007, $12 million in 2008, $15 million in 2009, $18 million in 2010 and $21 million in 2011.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2006     2005     2004
                                                         ----     ----     ----
                                                              (IN MILLIONS)


Balance at January 1,..................................  $ 95      $75      $52
Capitalization.........................................    31       29       29
Amortization...........................................    (5)      (9)      (6)
                                                         ----      ---      ---
Balance at December 31, ...............................  $121      $95      $75
                                                         ====      ===      ===



  SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $64.5 billion and $57.4 billion at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $16.5 billion and $15.7 billion at December 31, 2006 and 2005, respectively. The latter category consisted primarily of Met Managed GICs and participating close-out contracts. The average interest rates credited on these contracts were 4.7% and 4.5% at December 31, 2006 and 2005, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $1.2 billion, $1.1 billion and $998 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company's proportional interest in separate accounts is included in the consolidated balance sheets as follows:


                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Fixed maturity securities....................................   $ 5    $--
Equity securities............................................   $35    $30
Cash and cash equivalents....................................   $ 1    $ 1


     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its GIC program which are denominated in either U.S. dollars or foreign currencies. During the years ended December 31, 2006, 2005 and 2004, the Company issued $5.2 billion, $4.0 billion and $4.0 billion, respectively, and repaid $1.5 billion, $1.1 billion and $150 million, respectively, of GICs under this program. Accordingly, at December 31, 2006 and 2005, GICs outstanding, which are included in policyholder account balances, were $16.8 billion and $12.1 billion, respectively. During the years ended December 31, 2006, 2005 and 2004, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $673 million, $384 million and $142 million, respectively.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Balance at January 1, ...........................  $ 4,191   $ 3,847   $ 3,560
  Less: Reinsurance recoverables.................     (295)     (292)     (289)
                                                   -------   -------   -------
Net balance at January 1, .......................    3,896     3,555     3,271
                                                   -------   -------   -------
Incurred related to:
  Current year...................................    2,997     2,791     2,491
  Prior years....................................      (28)      (41)       (9)
                                                   -------   -------   -------
                                                     2,969     2,750     2,482
                                                   -------   -------   -------
Paid related to:
  Current year...................................   (1,814)   (1,667)   (1,519)
  Prior years....................................     (819)     (742)     (679)
                                                   -------   -------   -------
                                                    (2,633)   (2,409)   (2,198)
                                                   -------   -------   -------
Net Balance at December 31, .....................    4,232     3,896     3,555
  Add: Reinsurance recoverables..................      268       295       292
                                                   -------   -------   -------
Balance at December 31,..........................  $ 4,500   $ 4,191   $ 3,847
                                                   =======   =======   =======



     As a result of changes in estimates of insured events in the prior years, the claims and claim adjustment expenses decreased by $28 million in 2006 due to improved loss ratio liabilities for non-medical health claim liabilities and improved claims management.

     In 2005, the claims and claim adjustment expenses decreased by $41 million due to a refinement in the estimation methodology for non-medical health long-term care claim liabilities, improved loss ratio liabilities for non-medical health claim liabilities and improved claims management.

     In 2004, the claims and claim adjustment expenses decreased by $9 million due to improved loss ratios in non-medical health claim liabilities and improved claims management.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                                  DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2006                             2005
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN MILLIONS)


ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
  Separate account value..............     $   3,233             N/A        $   2,527             N/A
  Net amount at risk(2)...............     $      --(3)          N/A        $       1(3)          N/A
  Average attained age of
     contractholders..................      59 years             N/A         58 years             N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Separate account value..............     $  34,362       $   5,273        $  31,646       $   3,847
  Net amount at risk(2)...............     $     354(3)    $      16(4)     $     521(3)    $      17(4)
  Average attained age of
     contractholders..................      61 years        57 years         60 years        57 years
TWO TIER ANNUITIES
  General account value...............           N/A       $     296              N/A       $     229
  Net amount at risk(2)...............           N/A       $      53(5)           N/A       $      36(5)
  Average attained age of
     contractholders..................           N/A        58 years              N/A        58 years




                                                                  DECEMBER 31,
                                            -------------------------------------------------------
                                                                                     2005
                                                                          -------------------------
                                                       2006
                                            -------------------------
                                             SECONDARY       PAID UP       SECONDARY       PAID UP
                                            GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                            ----------     ----------     ----------     ----------
                                                                 (IN MILLIONS)


UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate
  account)................................   $   6,094      $   1,770      $   5,413      $   1,680
Net amount at risk(2).....................   $ 101,431(3)   $  14,500(3)   $  98,907(3)   $  15,633(3)
Average attained age of policyholders.....    46 years       53 years       45 years       52 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

   (5) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:


                                                                   UNIVERSAL AND VARIABLE
                                        ANNUITY CONTRACTS              LIFE CONTRACTS
                                 ------------------------------   -----------------------
                                                    GUARANTEED
                                   GUARANTEED     ANNUITIZATION    SECONDARY     PAID UP
                                 DEATH BENEFITS      BENEFITS     GUARANTEES   GUARANTEES   TOTAL
                                 --------------   -------------   ----------   ----------   -----
                                                           (IN MILLIONS)


Balance at January 1, 2004.....        $ 8             $16            $ 6          $ 6       $ 36
Incurred guaranteed benefits...          4              (9)             4            1         --
Paid guaranteed benefits.......         (6)             --             (4)          --        (10)
                                       ---             ---            ---          ---       ----
Balance at December 31, 2004...          6               7              6            7         26
Incurred guaranteed benefits...          4              --              3            3         10
Paid guaranteed benefits.......         (2)             --             (1)          --         (3)
                                       ---             ---            ---          ---       ----
Balance at December 31, 2005...          8               7              8           10         33
Incurred guaranteed benefits...          1              --              1           (1)         1
Paid guaranteed benefits.......         (3)             --             --           --         (3)
                                       ---             ---            ---          ---       ----
Balance at December 31, 2006...        $ 6             $ 7            $ 9          $ 9       $ 31
                                       ===             ===            ===          ===       ====



     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


Mutual Fund Groupings
  Equity................................................  $23,510   $21,143
  Bond..................................................    2,757     2,606
  Balanced..............................................    1,125     1,074
  Money Market..........................................      220       206
  Specialty.............................................      522       229
                                                          -------   -------
     Total..............................................  $28,134   $25,258
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between 1992 and 2000. During 2005, the Company changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes through its various franchises and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $25 million per life on single life individual policies and $30 million per life on survivorship individual policies and reinsure 100% of amounts in

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. In addition, the Company reinsures a significant portion of the mortality risk on its individual universal life policies issued since 1983. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company had also protected itself through the purchase of combination risk coverage. This reinsurance coverage pooled risks from several lines of business and included individual and group life claims in excess of $2 million per policy. This combination risk coverage was commuted during 2005.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     In the Reinsurance Segment, Reinsurance Group of America, Incorporated ("RGA") retains a maximum of $6 million of coverage per individual life with respect to its assumed reinsurance business.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Direct premiums..................................  $16,960   $16,466   $15,347
Reinsurance assumed..............................    5,569     5,046     4,348
Reinsurance ceded................................   (2,245)   (2,256)   (2,258)
                                                   -------   -------   -------
Net premiums.....................................  $20,284   $19,256   $17,437
                                                   =======   =======   =======
Reinsurance recoverables netted against
  policyholder benefits and claims...............  $ 1,552   $ 1,495   $ 1,626
                                                   =======   =======   =======



     Reinsurance recoverables, included in premiums and other receivables, were $5.2 billion and $3.8 billion at December 31, 2006 and 2005, respectively, including $1.2 billion and $1.3 billion, respectively, relating to reinsurance of long-term GICs and structured settlement lump sum contracts accounted for as a financing transaction, and $1.4 billion at December 31, 2006, relating to the reinsurance of investment-type contracts held by small market defined contribution plans. Reinsurance and ceded commissions payables, included in other liabilities, were $202 million and $263 million at December 31, 2006 and 2005, respectively.

     Included in premiums and other receivables are reinsurance due from Exeter Reassurance Company, Ltd., Texas Life Insurance Company ("TLIC''), First MetLife Investors Insurance Company, MetLife Insurance Company of Connecticut ("MICC"), MetLife Investors USA Insurance Company ("MLI USA"), and MetLife Investors Insurance Company, all of which are related parties, of $1.7 billion and $1.4 billion at December 31, 2006 and 2005, respectively.

     Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from TLIC, MTL, First MetLife Investors Group, Inc., MetLife Investors Insurance Company, Exeter Reassurance Company, Ltd., MLI USA, and MICC related parties of

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$422 million, $278 million, $361 million and $4.5 billion at December 31, 2006. Included in future policy benefits, other policyholder funds, policyholder account balances, and other liabilities are reinsurance liabilities assumed from MTL, First MetLife Investors Insurance Company, MetLife Investors Insurance Company, MLI USA, MICC, Exeter Reassurance Company, Ltd. and TLIC, all of which are related parties, of $1.2 billion, $268 million, $389 million and $3.1 billion at December 31, 2005.

     On December 1, 2006, TLIC, an affiliate of the Company recaptured business previously ceded under a 2002 reinsurance treaty with the Company. The agreement required the Company to assume, on a co-insurance basis, certain structured settlement business from TLIC. The Company will transfer cash in the amount of $984 million, which represents the fair value of the returned future policy benefits. As a result of this transaction, the Company recognized an expense of $184 million.

     Effective January 1, 2005, a subsidiary of the Company, General American Life Insurance Company ("General American") entered into a reinsurance agreement to cede an in force block of business to MLI USA, an affiliate. This agreement covered certain term and universal life policies issued by General American on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, General American transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, General American recognized a realized gain of $19 million, net of income taxes. General American also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, General American ceded premiums and related fees of $119 million and $192 million, respectively, and ceded benefits and related costs of $98 million and $143 million, respectively, for the years ended December 31, 2006 and 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2006 and 2005 were $1.0 billion and $932 million, respectively.

     For the years ended December 31, 2006, 2005 and 2004, reinsurance ceded and assumed include affiliated transactions of $508 million, $529 million and $466 million, respectively.

     For the years ended December 31, 2006 and 2005, premiums, policyholder benefits and claims, and commission expenses include assumed related party transactions of $42 million, $86 million and $30 million, and $37 million, $108 million and $137 million, respectively.

9.  CLOSED BLOCK

     On April 7, 2000 (the "Demutualization Date"), Metropolitan Life converted from a mutual life insurance company to a stock life insurance company and became a wholly-owned subsidiary of MetLife, Inc. The conversion was pursuant to an order by the New York Superintendent of Insurance (the "Superintendent") approving Metropolitan Life's plan of reorganization, as amended (the "Plan"). On the Demutualization Date, Metropolitan Life established a closed block for the benefit of holders of certain individual life insurance policies of Metropolitan Life. Assets have been allocated to the closed block in an amount that has been determined to produce cash flows which, together with anticipated revenues from the policies included in the closed block, are reasonably expected to be sufficient to support obligations and liabilities relating to these policies, including, but not limited to, provisions for the payment of claims and certain expenses and taxes, and to provide for the continuation of policyholder dividend scales in effect for 1999, if the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. At least annually, the Company compares actual and projected experience against the experience assumed in the then-current dividend scales. Dividend scales are adjusted periodically to give effect to changes in experience.

     The closed block assets, the cash flows generated by the closed block assets and the anticipated revenues from the policies in the closed block will benefit only the holders of the policies in the closed block. To the extent

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


that, over time, cash flows from the assets allocated to the closed block and claims and other experience related to the closed block are, in the aggregate, more or less favorable than what was assumed when the closed block was established, total dividends paid to closed block policyholders in the future may be greater than or less than the total dividends that would have been paid to these policyholders if the policyholder dividend scales in effect for 1999 had been continued. Any cash flows in excess of amounts assumed will be available for distribution over time to closed block policyholders and will not be available to stockholders. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside of the closed block. The closed block will continue in effect as long as any policy in the closed block remains in-force. The expected life of the closed block is over 100 years.

     The Company uses the same accounting principles to account for the participating policies included in the closed block as it used prior to the Demutualization Date. However, the Company establishes a policyholder dividend obligation for earnings that will be paid to policyholders as additional dividends as described below. The excess of closed block liabilities over closed block assets at the effective date of the demutualization (adjusted to eliminate the impact of related amounts in accumulated other comprehensive income) represents the estimated maximum future earnings from the closed block expected to result from operations attributed to the closed block after income taxes. Earnings of the closed block are recognized in income over the period the policies and contracts in the closed block remain in-force. Management believes that over time the actual cumulative earnings of the closed block will approximately equal the expected cumulative earnings due to the effect of dividend changes. If, over the period the closed block remains in existence, the actual cumulative earnings of the closed block is greater than the expected cumulative earnings of the closed block, the Company will pay the excess of the actual cumulative earnings of the closed block over the expected cumulative earnings to closed block policyholders as additional policyholder dividends unless offset by future unfavorable experience of the closed block and, accordingly, will recognize only the expected cumulative earnings in income with the excess recorded as a policyholder dividend obligation. If over such period, the actual cumulative earnings of the closed block is less than the expected cumulative earnings of the closed block, the Company will recognize only the actual earnings in income. However, the Company may change policyholder dividend scales in the future, which would be intended to increase future actual earnings until the actual cumulative earnings equal the expected cumulative earnings.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block liabilities and assets designated to the closed block is as follows:


                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)


CLOSED BLOCK LIABILITIES
Future policy benefits..................................  $43,089   $42,759
Other policyholder funds................................      282       257
Policyholder dividends payable..........................      701       693
Policyholder dividend obligation........................    1,063     1,607
Payables for collateral under securities loaned and
  other transactions....................................    6,483     4,289
Other liabilities.......................................      192       200
                                                          -------   -------
     Total closed block liabilities.....................   51,810    49,805
                                                          -------   -------
ASSETS DESIGNATED TO THE CLOSED BLOCK
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $30,286 and $27,892,
     respectively)......................................   31,255    29,270
  Trading securities, at fair value (cost: $0 and $3,
     respectively)......................................       --         3
  Equity securities available-for-sale, at fair value
     (cost: $1,184 and  $1,180, respectively)...........    1,484     1,341
  Mortgage loans on real estate.........................    7,848     7,790
  Policy loans..........................................    4,212     4,148
  Real estate and real estate joint ventures held-for-
     investment.........................................      242       227
  Short-term investments................................       62        41
  Other invested assets.................................      644       250
                                                          -------   -------
     Total investments..................................   45,747    43,070
Cash and cash equivalents...............................      255       512
Accrued investment income...............................      517       506
Deferred income tax assets..............................      754       902
Premiums and other receivables..........................      156       270
                                                          -------   -------
     Total assets designated to the closed block........   47,429    45,260
                                                          -------   -------
Excess of closed block liabilities over assets
  designated to the closed block........................    4,381     4,545
                                                          -------   -------
Amounts included in accumulated other comprehensive
  income (loss):
  Unrealized investment gains (losses), net of deferred
     income tax of  $457 and $554, respectively.........      812       985
  Unrealized gains (losses) on derivative instruments,
     net of deferred income tax of ($18) and ($17),
     respectively.......................................      (32)      (31)
  Allocated to policyholder dividend obligation, net of
     deferred income  tax benefit of ($381) and ($538),
     respectively.......................................     (681)     (954)
                                                          -------   -------
     Total amounts included in accumulated other
       comprehensive  income (loss).....................       99        --
                                                          -------   -------
Maximum future earnings to be recognized from closed
  block assets  and liabilities.........................  $ 4,480   $ 4,545
                                                          =======   =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the closed block policyholder dividend obligation is as follows:


                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2006     2005     2004
                                                      ------   ------   ------
                                                            (IN MILLIONS)


Balance at January 1,...............................  $1,607   $2,243   $2,130
Impact on revenues, net of expenses and income tax..    (114)      (9)     124
Change in unrealized investment and derivative gains
  (losses)..........................................    (430)    (627)     (11)
                                                      ------   ------   ------
Balance at December 31,.............................  $1,063   $1,607   $2,243
                                                      ======   ======   ======



     Information regarding the closed block revenues and expenses is as follows:


                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2006     2005     2004
                                                      ------   ------   ------
                                                            (IN MILLIONS)


REVENUES
Premiums............................................  $2,959   $3,062   $3,156
Net investment income and other revenues............   2,355    2,382    2,504
Net investment gains (losses).......................    (130)      10      (19)
                                                      ------   ------   ------
  Total revenues....................................   5,184    5,454    5,641
                                                      ------   ------   ------
EXPENSES
Policyholder benefits and claims....................   3,474    3,478    3,480
Policyholder dividends..............................   1,479    1,465    1,458
Change in policyholder dividend obligation..........    (114)      (9)     124
Other expenses......................................     247      263      275
                                                      ------   ------   ------
  Total expenses....................................   5,086    5,197    5,337
                                                      ------   ------   ------
Revenues, net of expenses before income tax.........      98      257      304
Income tax..........................................      34       90      109
                                                      ------   ------   ------
Revenues, net of expenses and income tax from
  continuing operations.............................      64      167      195
Revenues, net of expenses and income tax from
  discontinued operations...........................       1       --       --
                                                      ------   ------   ------
Revenues, net of expenses and income taxes and
  discontinued operations...........................  $   65   $  167   $  195
                                                      ======   ======   ======



     The change in the maximum future earnings of the closed block is as follows:


                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2006     2005     2004
                                                      ------   ------   ------
                                                            (IN MILLIONS)


Balance at December 31, ............................  $4,480   $4,545   $4,712
Balance at January 1, ..............................   4,545    4,712    4,907
                                                      ------   ------   ------
Change during year..................................  $  (65)  $ (167)  $ (195)
                                                      ======   ======   ======



     Metropolitan Life charges the closed block with federal income taxes, state and local premium taxes, and other additive state or local taxes, as well as investment management expenses relating to the closed block as

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

provided in the Plan. Metropolitan Life also charges the closed block for expenses of maintaining the policies included in the closed block.

10.  LONG-TERM AND SHORT-TERM DEBT

     Long-term and short-term debt outstanding is as follows:


                                      INTEREST RATES
                                  ----------------------                 DECEMBER 31,
                                                WEIGHTED               ---------------
                                     RANGE       AVERAGE    MATURITY    2006     2005
                                  -----------   --------   ---------   ------   ------
                                                                        (IN MILLIONS)


Senior notes....................  6.19%-6.75%     6.30%    2011-2036   $1,050   $  300
Surplus notes -- affiliated.....     5.00%        5.00%       2007        800      800
Surplus notes...................  7.63%-7.88%     7.76%    2015-2025      697      696
Capital notes -- affiliated.....     7.13%        7.13%    2032-2033      500      500
Fixed rate notes................  5.76%-6.47%     5.95%    2007-2011      107      102
Other notes with varying
  interest rates................  4.45%-4.50%     4.47%    2010-2012        3       93
Capital lease obligations.......                                           62       71
                                                                       ------   ------
Total long-term debt............                                        3,219    2,562
Total short-term debt...........                                          833      453
                                                                       ------   ------
  Total.........................                                       $4,052   $3,015
                                                                       ======   ======



     The aggregate maturities of long-term debt as of December 31, 2006 for the next five years are $840 million in 2007, $12 million in 2008, $13 million in 2009, $52 million in 2010, $229 million in 2011 and $2,073 million thereafter.

     Collateralized debt, which consists of capital lease obligations, ranks highest in priority, followed by unsecured senior debt which consists of senior notes, fixed rate notes and other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debentures. Payments of interest and principal on the Company's surplus notes, may be made only with the prior approval of the insurance department of the state of domicile.

  SENIOR NOTES

     RGA repaid a $100 million 7.25% senior note which matured on April 1, 2006.

     On June 28, 2006, Timberlake Financial L.L.C., ("Timberlake"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036, which is included in the Company's long-term debt. Interest on the notes will accrue at an annual rate of 1-month LIBOR plus a base margin, payable monthly. The notes represent senior, secured indebtedness of Timberlake Financial, L.L.C. with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering provide long-term collateral to support Regulation XXX statutory reserves on 1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA. Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and will be amortized using the effective interest method over the period from the issuance date of the notes until their maturity.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SURPLUS NOTES

     Metropolitan Life repaid a $250 million, 7% surplus note which matured on November 1, 2005. On December 22, 2005, the Company issued an $800 million, 5% surplus note to the Holding Company which matures on December 31, 2007.

  SHORT-TERM DEBT

     During the years ended December 31, 2006 and 2005, the Company's short-term debt consisted of commercial paper with a weighted average interest rate of 5.1% and 3.3%, respectively. The average daily balance of commercial paper outstanding was $768 million and $944 million during the years ended December 31, 2006 and 2005, respectively. The commercial paper was outstanding for an average of 53 days and 47 days during the years ended December 31, 2006 and 2005, respectively.

  INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $244 million, $187 million and $201 million for the years ended December 31, 2006, 2005 and 2004, respectively, and does not include interest expense on junior subordinated debt securities. See Note 11.

  CREDIT FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. The Company maintains committed and unsecured credit facilities aggregating $3.7 billion as of December 31, 2006. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. The facilities can be used for general corporate purposes and at December 31, 2006, $3.0 billion of the facilities also served as back-up lines of credit for the Company's commercial paper programs. Information on these facilities as of December 31, 2006 is as follows:


                                                               COMPANY    METLIFE, INC.
                                                             LETTERS OF     LETTERS OF
                                                               CREDIT         CREDIT                     UNUSED
BORROWER(S)                        EXPIRATION     CAPACITY    ISSUANCES     ISSUANCES     DRAWDOWNS   COMMITMENTS
-------------------------------    ----------     --------   ----------   -------------   ---------   -----------
                                                                           (IN MILLIONS)


MetLife, Inc. and MetLife
  Funding, Inc. ...............    April 2009      $1,500(1)    $138           $349          $ --        $1,013
MetLife, Inc. and MetLife
  Funding, Inc. ...............    April 2010       1,500(1)      --            483            --         1,017
Reinsurance Group of America,
  Incorporated.................     May 2007           29         --             --            29            --
Reinsurance Group of America,
  Incorporated.................  September 2010       600        315             --            50           235
Reinsurance Group of America,
  Incorporated.................    March 2011          39         --             --            28            11
                                                   ------       ----           ----          ----        ------
  Total........................                    $3,668       $453           $832          $107        $2,276
                                                   ======       ====           ====          ====        ======



--------

   (1) These facilities serve as back up lines of credit for the Company's commercial paper programs.

     Letters of Credit. At December 31, 2006, the Company had outstanding $637 million in letters of credit from various banks, of which $453 million were part of committed credit facilities. Since commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

11.  JUNIOR SUBORDINATED DEBENTURES

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date. The securities may be redeemed (i) in whole or in part, at any time on or after December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption, or (ii) in whole or in part, prior to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


December 15, 2015 at their principal amount plus accrued and unpaid interest to the date of redemption or, if greater, a make-whole price. In the event the junior subordinated debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these junior subordinated debentures will accrue at an annual rate of three-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Interest compounds during periods of deferral. Issuance costs associated with the offering of the junior subordinated debentures of $6 million have been capitalized, are included in other assets, and will be amortized using the effective interest method over the period from the issuance date of the junior subordinated debentures until their scheduled redemption.

     Interest expense on the junior subordinated debentures was $27 million and $2 million for the years ended December 31, 2006 and 2005, respectively.

12. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     GenAmerica Capital I. In June 1997, GenAmerica Corporation ("GenAmerica") issued $125 million of 8.525% capital securities through a wholly-owned subsidiary trust, GenAmerica Capital I. GenAmerica has fully and unconditionally guaranteed, on a subordinated basis, the obligation of the trust under the capital securities and is obligated to mandatorily redeem the securities on June 30, 2027. GenAmerica may prepay the securities any time after June 30, 2007. Capital securities outstanding were $119 million, net of unamortized discounts of $6 million at both December 31, 2006 and 2005. Interest expense on these instruments is included in other expenses and was $11 million for each of the years ended December 31, 2006, 2005 and 2004.

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of: (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million at both December 31, 2006 and 2005.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

13.  INCOME TAX

     The provision for income tax from continuing operations is as follows:


                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                        2006    2005    2004
                                                        ----   ------   ----
                                                            (IN MILLIONS)


Current:
  Federal.............................................  $496   $  833   $812
  State and local.....................................     5       64     45
  Foreign.............................................    20       21      5
                                                        ----   ------   ----
  Subtotal............................................   521      918    862
                                                        ----   ------   ----
Deferred:
  Federal.............................................  $100   $  169   $ 13
  State and local.....................................    19       11     (7)
  Foreign.............................................    --       --     --
                                                        ----   ------   ----
  Subtotal............................................   119      180      6
                                                        ----   ------   ----
Provision for income tax..............................  $640   $1,098   $868
                                                        ====   ======   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2006    2005     2004
                                                      -----   ------   ------
                                                           (IN MILLIONS)


Tax provision at U.S. statutory rate................  $ 864   $1,234   $1,076
Tax effect of:
  Tax-exempt investment income......................   (167)     (84)     (69)
  State and local income tax........................     19       33       17
  Prior year tax....................................    (26)     (20)    (104)
  Foreign operations, net of foreign income tax.....    (23)     (25)     (25)
  Other, net........................................    (27)     (40)     (27)
                                                      -----   ------   ------
Provision for income tax............................  $ 640   $1,098   $  868
                                                      =====   ======   ======



     The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. In 2004, the Company recorded an adjustment of $91 million for the settlement of all federal income tax issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. Such settlement is reflected in the current year tax expense as an adjustment to prior year tax. The Company also received $22 million in interest on such settlements and incurred an $8 million tax expense on such settlement for a total impact to net income of $105 million. The current IRS examination covers the years 2000-2002 and the Company expects it to be completed in 2007. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income tax have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Deferred income tax assets:
  Policyholder liabilities and receivables................  $2,122   $2,477
  Net operating loss carryforwards........................     788      574
  Employee benefits.......................................     440       23
  Capital loss carryforwards..............................      --       59
  Tax credit carryforwards................................      --      100
  Litigation-related......................................      62       62
  Other...................................................      32       42
                                                            ------   ------
                                                             3,444    3,337
  Less: Valuation allowance...............................      11        9
                                                            ------   ------
                                                             3,433    3,328
                                                            ------   ------
Deferred income tax liabilities:
  Investments.............................................   1,475    1,802
  DAC.....................................................   3,441    3,134
  Net unrealized investment gains.........................     968    1,029
  Other...................................................       2       92
                                                            ------   ------
                                                             5,886    6,057
                                                            ------   ------
Net deferred income tax liability.........................  $2,453   $2,729
                                                            ======   ======



     Domestic net operating loss carryforwards amount to $2.2 billion at December 31, 2006 and will expire beginning in 2016. Foreign net operating loss carryforwards amount to $50 million at December 31, 2006 and were generated in various foreign countries with expiration periods of five years to infinity.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2006, the Company recorded $2 million of additional deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

14.  CONTINGENCIES, COMMITMENTS, AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company is a defendant in a large number of litigation matters. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities have been established for a number of the matters noted below. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006.

  Demutualization Actions

     Several lawsuits were brought in 2000 challenging the fairness of Metropolitan Life's plan of reorganization, as amended and the adequacy and accuracy of Metropolitan Life's disclosure to policyholders regarding the Plan. These actions discussed below named as defendants some or all of Metropolitan Life, the Holding Company, the individual directors, the Superintendent and the underwriters for MetLife, Inc.'s initial public offering, Goldman Sachs & Company and Credit Suisse First Boston. Metropolitan Life, the Holding Company, and the individual directors believe they have meritorious defenses to the plaintiffs' claims and are contesting vigorously all of the plaintiffs' claims in these actions.

     Fiala, et al. v. Metropolitan Life Ins. Co., et al. (Sup. Ct., N.Y. County, filed March 17, 2000). Another putative class action filed in New York State court in Kings County has been consolidated with this action. The plaintiffs in the consolidated state court class actions seek compensatory relief and punitive damages. In 2003, the trial court granted the defendants' motions to dismiss these two putative class actions. In 2004, the appellate court modified the trial court's order by reinstating certain claims against Metropolitan Life, the Holding Company and the individual directors. Plaintiffs in these actions have filed a consolidated amended complaint. On January 30, 2007, the trial court signed an order certifying a litigation class for plaintiffs' claim that defendants violated section 7312 of the New York Insurance Law, but denying plaintiffs' motion to certify a litigation class with respect to a common law fraud claim. The January 30, 2007 order implemented the trial court's May 2, 2006 memorandum deciding plaintiffs' class certification motion. Defendants have filed a notice of appeal from this decision.

     Meloy, et al. v. Superintendent of Ins., et al. ( Sup. Ct., N.Y. County, filed April 14, 2000). Five persons brought a proceeding under Article 78 of New York's Civil Practice Law and Rules challenging the Opinion and Decision of the Superintendent who approved the Plan. In this proceeding, petitioners sought to vacate the Superintendent's Opinion and Decision and enjoin him from granting final approval of the Plan. On

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


November 10, 2005, the trial court granted respondents' motions to dismiss this proceeding. On March 15, 2007, the appellate court dismissed petitioners' appeal.

     In re MetLife Demutualization Litig. (E.D.N.Y., filed April 18, 2000). In this class action against Metropolitan Life and the Holding Company, plaintiffs served a second consolidated amended complaint in 2004. Plaintiffs assert violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with the Plan, claiming that the Policyholder Information Booklets failed to disclose certain material facts and contained certain material misstatements. They seek rescission and compensatory damages. On June 22, 2004, the court denied the defendants' motion to dismiss the claim of violation of the Securities Exchange Act of 1934. The court had previously denied defendants' motion to dismiss the claim for violation of the Securities Act of 1933. In 2004, the court reaffirmed its earlier decision denying defendants' motion for summary judgment as premature. On July 19, 2005, this federal trial court certified this lawsuit as a class action against Metropolitan Life and the Holding Company.

     Fotia, et al. v. MetLife, Inc., et al. (Ont. Super. Ct., filed April 3,
2001). This lawsuit was filed in Ontario, Canada on behalf of a proposed class of certain former Canadian policyholders against the Holding Company, Metropolitan Life, and Metropolitan Life Insurance Company of Canada. Plaintiffs' allegations concern the way that their policies were treated in connection with the demutualization of Metropolitan Life; they seek damages, declarations, and other non-pecuniary relief.

  Asbestos-Related Claims

     Metropolitan Life is and has been a defendant in a large number of asbestos-related suits filed primarily in state courts. These suits principally allege that the plaintiff or plaintiffs suffered personal injury resulting from exposure to asbestos and seek both actual and punitive damages. Metropolitan Life has never engaged in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products nor has Metropolitan Life issued liability or workers' compensation insurance to companies in the business of manufacturing, producing, distributing or selling asbestos or asbestos-containing products. The lawsuits principally have focused on allegations with respect to certain research, publication and other activities of one or more of Metropolitan Life's employees during the period from the 1920's through approximately the 1950's and allege that Metropolitan Life learned or should have learned of certain health risks posed by asbestos and, among other things, improperly publicized or failed to disclose those health risks. Metropolitan Life believes that it should not have legal liability in these cases. The outcome of most asbestos litigation matters, however, is uncertain and can be impacted by numerous variables, including differences in legal rulings in various jurisdictions, the nature of the alleged injury, and factors unrelated to the ultimate legal merit of the claims asserted against Metropolitan Life. Metropolitan Life employs a number of resolution strategies to manage its asbestos loss exposure, including seeking resolution of pending litigation by judicial rulings and settling litigation under appropriate circumstances.

     Claims asserted against Metropolitan Life have included negligence, intentional tort and conspiracy concerning the health risks associated with asbestos. Metropolitan Life's defenses (beyond denial of certain factual allegations) include that: (i) Metropolitan Life owed no duty to the plaintiffs -- it had no special relationship with the plaintiffs and did not manufacture, produce, distribute or sell the asbestos products that allegedly injured plaintiffs; (ii) plaintiffs did not rely on any actions of Metropolitan Life;
(iii) Metropolitan Life's conduct was not the cause of the plaintiffs' injuries;
(iv) that plaintiffs' exposure occurred after the dangers of asbestos were known; and (v) the applicable time with respect to filing suit has expired. Since 2002, trial courts in California, Utah, Georgia, New York, Texas, and Ohio have granted motions dismissing claims against Metropolitan Life. Some courts have denied Metropolitan Life's motions to dismiss. There can be no assurance that Metropolitan Life will receive favorable decisions on motions in the future. While most cases brought to date

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


have settled, Metropolitan Life intends to continue to defend aggressively against claims based on asbestos exposure.

     The approximate total number of asbestos personal injury claims pending against Metropolitan Life as of the dates indicated, the approximate number of new claims during the years ended on those dates and the approximate total settlement payments made to resolve asbestos personal injury claims during those years are set forth in the following table:


                                                    AT OR FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                  -----------------------------
                                                    2006      2005       2004
                                                  -------   --------   --------
                                                   (IN MILLIONS, EXCEPT NUMBER
                                                            OF CLAIMS)


Asbestos personal injury claims at year end
  (approximate).................................   87,070    100,250    108,000
Number of new claims during the year
  (approximate).................................    7,870     18,500     23,900
Settlement payments during the year(1)..........  $  35.5   $   74.3   $   85.5


--------

   (1) Settlement payments represent payments made by Metropolitan Life during the year in connection with settlements made in that year and in prior years. Amounts do not include Metropolitan Life's attorneys' fees and expenses and do not reflect amounts received from insurance carriers.

     In 2003, Metropolitan Life received approximately 58,750 new claims, ending the year with a total of approximately 111,700 claims, and paid approximately $84.2 million for settlements reached in 2003 and prior years. The number of asbestos cases that may be brought or the aggregate amount of any liability that Metropolitan Life may ultimately incur is uncertain.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for asbestos-related claims. Metropolitan Life's recorded asbestos liability is based on Metropolitan Life's estimation of the following elements, as informed by the facts presently known to it, its understanding of current law, and its past experiences: (i) the reasonably probable and estimable liability for asbestos claims already asserted against Metropolitan Life including claims settled but not yet paid; (ii) the reasonably probable and estimable liability for asbestos claims not yet asserted against Metropolitan Life, but which Metropolitan Life believes are reasonably probable of assertion; and (iii) the legal defense costs associated with the foregoing claims. Significant assumptions underlying Metropolitan Life's analysis of the adequacy of its liability with respect to asbestos litigation include: (i) the number of future claims; (ii) the cost to resolve claims; and (iii) the cost to defend claims.

     Metropolitan Life regularly re-evaluates its exposure from asbestos litigation, including studying its claims experience, reviewing external literature regarding asbestos claims experience in the United States, assessing relevant trends impacting asbestos liability and considering numerous variables that can affect its asbestos liability exposure on an overall or per claim basis. These variables include bankruptcies of other companies involved in asbestos litigation, legislative and judicial developments, the number of pending claims involving serious disease, the number of new claims filed against it and other defendants, and the jurisdictions in which claims are pending. As previously disclosed, in 2002 Metropolitan Life increased its recorded liability for asbestos-related claims by $402 million from approximately $820 million to $1,225 million. Metropolitan Life regularly re-evaluates its exposure from asbestos litigation and has updated its liability analysis for asbestos-related claims through December 31, 2006.

     The ability of Metropolitan Life to estimate its ultimate asbestos exposure is subject to considerable uncertainty and the conditions impacting its liability can be dynamic and subject to change. The availability of reliable data is limited and it is difficult to predict with any certainty the numerous variables that can affect liability estimates, including the number of future claims, the cost to resolve claims, the disease mix and severity of disease in pending and future claims, the impact of the number of new claims filed in a particular jurisdiction

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and variations in the law in the jurisdictions in which claims are filed, the possible impact of tort reform efforts, the willingness of courts to allow plaintiffs to pursue claims against Metropolitan Life when exposure to asbestos took place after the dangers of asbestos exposure were well known, and the impact of any possible future adverse verdicts and their amounts.

     The ability to make estimates regarding ultimate asbestos exposure declines significantly as the estimates relate to years further in the future. In the Company's judgment, there is a future point after which losses cease to be reasonably probable and estimable. It is reasonably possible that the Company's total exposure to asbestos claims may be materially greater than the asbestos liability currently accrued and that future charges to income may be necessary. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on the Company's consolidated financial position.

     During 1998, Metropolitan Life paid $878 million in premiums for excess insurance policies for asbestos-related claims. The excess insurance policies for asbestos-related claims provide for recovery of losses up to $1.5 billion, which is in excess of a $400 million self-insured retention. The asbestos-related policies are also subject to annual and per-claim sublimits. Amounts are recoverable under the policies annually with respect to claims paid during the prior calendar year. Although amounts paid by Metropolitan Life in any given year that may be recoverable in the next calendar year under the policies will be reflected as a reduction in the Company's operating cash flows for the year in which they are paid, management believes that the payments will not have a material adverse effect on the Company's liquidity.

     Each asbestos-related policy contains an experience fund and a reference fund that provides for payments to Metropolitan Life at the commutation date if the reference fund is greater than zero at commutation or pro rata reductions from time to time in the loss reimbursements to Metropolitan Life if the cumulative return on the reference fund is less than the return specified in the experience fund. The return in the reference fund is tied to performance of the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. A claim with respect to the prior year was made under the excess insurance policies in each of 2003, 2004, 2005 and 2006 for the amounts paid with respect to asbestos litigation in excess of the retention. As the performance of the indices impacts the return in the reference fund, it is possible that loss reimbursements to the Company and the recoverable amount with respect to later periods may be less than the amount of the recorded losses. Foregone loss reimbursements may be recovered upon commutation depending upon future performance of the reference fund. If at some point in the future, the Company believes the liability for probable and reasonably estimable losses for asbestos-related claims should be increased, an expense would be recorded and the insurance recoverable would be adjusted subject to the terms, conditions and limits of the excess insurance policies. Portions of the change in the insurance recoverable would be recorded as a deferred gain and amortized into income over the estimated remaining settlement period of the insurance policies. The foregone loss reimbursements were approximately $8.3 million with respect to 2002 claims, $15.5 million with respect to 2003 claims, $15.1 million with respect to 2004 claims, $12.7 million with respect to 2005 claims, and estimated to be approximately $5.0 million with respect to 2006 claims and are estimated, as of December 31, 2006, to be approximately $72.2 million in the aggregate, including future years.

  Sales Practices Claims

     Over the past several years, Metropolitan Life, New England Mutual Life Insurance Company ("New England Mutual"), New England Life Insurance Company ("NELICO") and General American Life Insurance Company ("General American"), have faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. In addition, claims have been brought relating to the sale of mutual funds and other products.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As of December 31, 2006, there were approximately 280 sales practices litigation matters pending against Metropolitan Life; approximately 41 sales practices litigation matters pending against New England Mutual, New England Life Insurance Company, and New England Securities Corporation (collectively, "New England"); and approximately 37 sales practices litigation matters pending against General American. Metropolitan Life, New England, and General American, continue to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement, others have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds and other products may be commenced in the future.

     Two putative class action lawsuits involving sales practices claims were filed against Metropolitan Life in Canada. In Jacynthe Evoy-Larouche v. Metropolitan Life Ins. Co. (Que. Super. Ct., filed March 1998), plaintiff alleges misrepresentations regarding dividends and future payments for life insurance policies and seeks unspecified damages. In Ace Quan v. Metropolitan Life Ins. Co. (Ont. Gen. Div., filed April 1997), plaintiff alleges breach of contract and negligent misrepresentations relating to, among other things, life insurance premium payments and seeks damages, including punitive damages. By agreement of the parties, Metropolitan Life has not yet filed a response in this action.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to Metropolitan Life's, New England's, or General American's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against Metropolitan Life, New England, and General American.

  Regulatory Matters and Related Litigation

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The SEC has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through General American. As previously reported, in May 2004, General American received a Wells Notice stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against General American. Under the SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In December 2006, Metropolitan Life resolved a previously disclosed investigation by the Office of the Attorney General of the State of New York related to payments to intermediaries in the marketing and sale of group life and disability, group long-term care and group accidental death and dismemberment insurance and related matters. In the settlement, Metropolitan Life did not admit liability as to any issue of fact or law. Among other things, Metropolitan Life has agreed to certain business reforms relating to compensation of producers of group insurance, compensation disclosures to group insurance clients and the adoption of related standards of conduct, some of which it had implemented following the commencement of the investigation. Metropolitan Life has paid a fine and has made a payment to a restitution fund. It is the opinion of management that

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Metropolitan Life's resolution of this matter will not adversely affect its business. The Holding Company and/or subsidiaries have received subpoenas and/or other discovery requests from regulators, state attorneys general or other governmental authorities in other states, including Connecticut, Massachusetts, California, Florida and Ohio seeking, among other things, information and documents regarding contingent commission payments to brokers, the Holding Company's and/or subsidiaries' awareness of any "sham" bids for business, bids and quotes that the Holding Company and/or subsidiaries submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. The Holding Company and/or subsidiaries also have received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Holding Company and/or subsidiaries continue to cooperate fully with these inquiries and are responding to the subpoenas and other discovery requests.

     Approximately sixteen broker-related lawsuits in which the Holding Company and/or subsidiaries were named as a defendant were filed. Voluntary dismissals and consolidations have reduced the number of pending actions to two:

     The People of the State of California, by and through John Garamendi, Ins. Commissioner of the State of California v. MetLife, Inc., et al. (Cal. Super. Ct., County of San Diego, filed November 18, 2004). The California Insurance Commissioner filed suit against Metropolitan Life and other non-affiliated companies alleging that the defendants violated certain provisions of the California Insurance Code. This action seeks injunctive relief relating to compensation disclosures.

     In Re Ins. Brokerage Antitrust Litig. (D. N.J., filed in February 24,
2005). In this multi-district proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey in 2004 and 2005. The consolidated amended complaint alleges that the Holding Company, Metropolitan Life, several non-affiliated insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. A motion to dismiss has not been fully decided. Plaintiffs in several other actions have voluntarily dismissed their claims. The Holding Company and/or subsidiaries are vigorously defending against the claims in these matters.

     In February 2006, the Company learned that the SEC commenced a formal investigation of New England Securities ("NES") in connection with the suitability of its sales of variable universal life insurance policies. The Company believes that others in the insurance industry are the subject of similar investigations by the SEC. NES is cooperating fully with the SEC.

  Other Litigation

     Roberts, et al. v. Tishman Speyer Properties, et al. (Sup. Ct., N.Y. County, filed January 22, 2007). This lawsuit was filed by a putative class of "market rate" tenants at Stuyvesant Town and Peter Cooper Village against parties including Metropolitan Tower Life Insurance Company and Metropolitan Insurance and Annuity Company. Metropolitan Life was initially a named defendant but the action has been discontinued as to Metropolitan Life since it did not own the properties during the time period in question. This group of tenants claims that the MetLife entities, and since the sale of the properties, Tishman Speyer as current owner, improperly charged market rents when only lower regulated rents were permitted. The allegations are based on the impact of so-called J-51 tax abatements. The lawsuit seeks declaratory relief and damages. A second purported class action, originally titled Carroll v. Tishman Speyer Properties, et. al (Sup. Ct., N.Y. County, filed February 14, 2007), was filed against the same defendants alleging similar claims as in the Roberts case, and in addition includes a claim of unjust enrichment and purported violation of New York General Business Law

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Section 349. The Carroll action was consolidated into the Roberts action, and the MetLife entities are vigorously defending against these claims.

     Brubaker, et al. v. Metropolitan Life Ins. Co., et al. (D.C. Cir, filed October 20, 2000). Plaintiffs, in this putative class action lawsuit, allege that they were denied certain ad hoc pension increases awarded to retirees under the Metropolitan Life retirement plan. The ad hoc pension increases were awarded only to retirees (i.e., individuals who were entitled to an immediate retirement benefit upon their termination of employment) and not available to individuals like these plaintiffs whose employment, or whose spouses' employment, had terminated before they became eligible for an immediate retirement benefit. The plaintiffs seek to represent a class consisting of former Metropolitan Life employees, or their surviving spouses, who are receiving deferred vested annuity payments under the retirement plan and who were allegedly eligible to receive the ad hoc pension increases. In September 2005, Metropolitan Life's motion for summary judgment was granted. Plaintiffs' motion for reconsideration was denied. Plaintiffs appealed to the United States Court of Appeals for the District of Columbia Circuit. The court heard oral argument on March 15, 2007.

     The American Dental Association, et al. v. MetLife Inc., et al. (S.D. Fla., filed May 19, 2003). The American Dental Association and three individual providers have sued the Holding Company, Metropolitan Life, and other non-affiliated insurance companies in a putative class action lawsuit. The plaintiffs purport to represent a nationwide class of in-network providers who allege that their claims are being wrongfully reduced by downcoding, bundling, and the improper use and programming of software. The complaint alleges federal racketeering and various state law theories of liability. The district court has granted in part and denied in part Metropolitan Life's and the Holding Company's motion to dismiss. Metropolitan Life and the Holding Company have filed another motion to dismiss. The court has issued a tag-along order, related to a medical managed care trial, which stays the lawsuit indefinitely.

     Thomas, et al. v. Metropolitan Life Ins. Co., et al. (W.D. Okla., filed January 31, 2007). A putative class action complaint was filed against Metropolitan Life, MetLife Securities, Inc. and MetLife Investment Advisors Company, LLC. Plaintiff asserts legal theories of violations of the federal securities laws and violations of state laws with respect to the sale of certain proprietary products (as opposed to non-proprietary products) by the Company's agency distribution group. Plaintiff seeks rescission, compensatory damages, interest, punitive damages and attorneys' fees and expenses. The Company intends to vigorously defend against the claims in this matter.

     Metropolitan Life also has been named as a defendant in a number of silicosis, welding and mixed dust cases in various states. The Company intends to vigorously defend against the claims in these matters.

  Summary

     Putative or certified class action litigation and other litigation and claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:


                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)


Other Assets:
  Premium tax offset for future undiscounted assessments.....   $28    $28
  Premium tax offsets currently available for paid
     assessments.............................................     5      6
                                                                ---    ---
                                                                $33    $34
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $49    $48
                                                                ===    ===



     Assessments levied against the Company were $1 million for both the years ended December 31, 2006 and 2005. For the year ended December 31, 2004, the assessment was $1 million less a refund of $2 million related to prior years assessments.

  IMPACT OF HURRICANES

     On August 29, 2005, Hurricane Katrina made landfall in the states of Louisiana, Mississippi and Alabama, causing catastrophic damage to these coastal regions. The Company's cumulative gross losses were $21 million at December 31, 2005. During the year ended December 31, 2005, the Company recognized total net losses, related to the catastrophe of $14 million, net of income tax and reinsurance recoverables and including reinstatement premiums and other reinsurance-related premium adjustments. There were no additional losses recognized for the year ended December 31, 2006.

     Additional hurricane-related losses may be recorded in future periods as claims are received from insureds and claims to reinsurers are processed. Reinsurance recoveries are dependent upon the continued creditworthiness of the reinsurers, which may be affected by their other reinsured losses in connection with Hurricanes Katrina and otherwise. In addition, lawsuits, including purported class actions, have been filed in Louisiana, Mississippi and Alabama challenging denial of claims for damages caused to property during Hurricane Katrina. The Company is a named party in some of these lawsuits. In addition, rulings in cases in which the Company is not a party may affect interpretation of its policies. The Company intends to vigorously defend these matters. However, any adverse rulings could result in an increase in the Company's hurricane-related claim exposure and losses. Based on information known by management, it does not believe that additional claim losses resulting from Hurricane Katrina will have a material adverse impact on the Company's consolidated financial statements.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental and sublease income, and minimum gross rental payments relating to these lease agreements are as follows:


                                                                           GROSS
                                                     RENTAL   SUBLEASE    RENTAL
                                                     INCOME    INCOME    PAYMENTS
                                                     ------   --------   --------
                                                             (IN MILLIONS)


2007...............................................   $326       $20      $  177
2008...............................................   $276       $18      $  148
2009...............................................   $224       $10      $  158
2010...............................................   $184       $ 5      $  149
2011...............................................   $155       $ 5      $  124
Thereafter.........................................   $564       $10      $1,180


  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $2.4 billion and $2.0 billion at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $3.3 billion and $2.6 billion at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND BRIDGE LOANS

     The Company commits to lend funds under bank credit facilities and bridge loans. The amounts of these unfunded commitments were $1.7 billion and $323 million at December 31, 2006 and 2005, respectively.

  OTHER COMMITMENTS

     Metropolitan Life is a member of the Federal Home Loan Bank of New York (the "FHLB of NY") and holds $136 million of common stock of the FHLB of NY, which is included in equity securities on the Company's consolidated balance sheet. Metropolitan Life had no funding agreements with the FHLB of NY at December 31, 2006 or 2005.

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined, resulting in a cash settlement

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock. At December 31, 2006, the Company's ownership was approximately 53% of RGA.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $1 million to $800 million, with a cumulative maximum of $1.5 billion, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     During the year ended December 31, 2006, the Company did not record any additional liabilities for indemnities, guarantees and commitments. In the fourth quarter of 2006, the Company eliminated $4 million of a liability that was previously recorded with respect to indemnities provided in connection with a certain disposition. The Company had no liability for indemnities, guarantees and commitments at December 31, 2006. The Company's recorded liabilities at December 31, 2005 for indemnities, guarantees and commitments were $4 million.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations requiring payment of principal due in exchange for the referenced credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $342 million at December 31, 2006. The credit default swaps expire at various times during the next ten years.

15.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company sponsors and administers various qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering eligible employees and sales representatives who meet specified eligibility requirements of the sponsor and its participating affiliates. Participating affiliates have no legal obligation for benefits under the pension plans; however, participating affiliates are allocated a proportionate share of net expense related to the plans. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. As of December 31, 2006, virtually all of the plans' benefit obligations have been calculated using the traditional formula. The non-qualified pension plans provide supplemental benefits, in excess of amounts permitted by governmental agencies, to certain executive level employees. The Company's proportionate share of net pension expense related to the pension plans was $161 million or 90% for the year ended December 31, 2006.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. The other postretirement plans cover eligible employees of the sponsor and its participating affiliates who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company or its participating affiliates, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits. Participating affiliates have no legal obligation for benefits under these other postretirement plans; however, participating affiliates are allocated a proportionate share of net expense related to the postretirement plan. The Company's proportionate share of net expense related to the postretirement plan was $49 million or 86% for the year ended December 31, 2006. Other postretirement plans are sponsored and administered by subsidiaries of the Company.

     As described more fully in Note 1, effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $78 million, and the intangible asset was $12 million, at December 31, 2005. The excess of the additional minimum pension liability over the intangible asset of $66 million, $41 million, net of income tax, was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $92 million. The additional minimum pension liability of $59 million, net of income tax of $33 million, was recorded as a reduction of accumulated other comprehensive income. The change in the additional minimum pension liability of $18 million, net of income tax, was reflected as a component of comprehensive income for the year ended December 31, 2006. Upon adoption of SFAS 158, the Company eliminated the additional minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:


                                                               DECEMBER 31, 2006
                                             ----------------------------------------------------
                                                             MINIMUM
                                                 PRE         PENSION    ADOPTION OF       POST
                                               SFAS 158     LIABILITY     SFAS 158      SFAS 158
BALANCE SHEET CAPTION                        ADJUSTMENTS   ADJUSTMENT   ADJUSTMENTS   ADJUSTMENTS
---------------------                        -----------   ----------   -----------   -----------
                                                                 (IN MILLIONS)


Other assets: Prepaid pension benefit
  cost.....................................     $1,878        $ --        $  (999)      $   879
Other assets: Intangible asset.............     $   12         (12)            --       $    --
Other liabilities: Accrued pension benefit
  cost.....................................     $ (482)        (14)           (79)      $  (575)
Other liabilities: Accrued postretirement
  benefit cost.............................     $ (696)         --           (100)      $  (796)
                                                              ----        -------
Accumulated other comprehensive income
  (loss), before income tax:
Defined benefit plans......................     $  (66)        (26)        (1,178)      $(1,270)
Minority interest..........................                     --              8
Deferred income tax........................                      8            421
                                                              ----        -------
Accumulated other comprehensive income
  (loss),  net of income tax:
Defined benefit plans......................     $  (41)       $(18)       $  (749)      $  (808)
                                                              ====        =======



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS


                                                             DECEMBER 31,
                                                  ----------------------------------
                                                                          OTHER
                                                      PENSION        POSTRETIREMENT
                                                      BENEFITS          BENEFITS
                                                  ---------------   ----------------
                                                   2006     2005     2006      2005
                                                  ------   ------   ------   -------
                                                             (IN MILLIONS)


Change in benefit obligation:
Benefit obligation at beginning of year.........  $5,717   $5,481   $2,160   $ 1,962
  Service cost..................................     158      141       35        36
  Interest cost.................................     330      315      116       120
  Plan participants' contributions..............      --       --       29        28
  Acquisitions and divestitures.................      (3)      --       --         1
  Net acturial (gains) losses...................      15       90       (1)      168
  Change in benefits............................      (2)      --     (143)        3
  Prescription drug subsidy.....................      --       --       10        --
  Benefits paid.................................    (319)    (310)    (151)     (158)
                                                  ------   ------   ------   -------
Benefit obligation at end of year...............   5,896    5,717    2,055     2,160
                                                  ------   ------   ------   -------
Change in plan assets:
Fair value of plan assets at beginning of year..   5,471    5,351    1,091     1,059
  Actual return on plan assets..................     715      397      103        61
  Divestitures..................................      (3)      --       --        --
  Employer contribution.........................     385       33        1         1
  Benefits paid.................................    (319)    (310)     (26)      (30)
                                                  ------   ------   ------   -------
Fair value of plan assets at end of year........   6,249    5,471    1,169     1,091
                                                  ------   ------   ------   -------
Funded status at end of year....................  $  353     (246)  $ (886)   (1,069)
                                                  ======            ======
  Unrecognized net acturial (gains) losses......            1,526                376
  Unrecognized prior service cost (credit)......               52               (123)
                                                           ------            -------
Net prepaid (accrued) benefit cost recognized...           $1,332            $  (816)
                                                           ======            =======
Components of net amount recognized:
  Qualified plan prepaid pension cost...........           $1,691            $    --
  Non-qualified plan accrued pension cost.......             (359)              (816)
                                                           ------            -------
  Net prepaid (accrued) benefit cost
     recognized.................................            1,332               (816)
  Intangible assets.............................               12                 --
  Additional minimum pension liability..........              (78)                --
                                                           ------            -------
       Net amount recognized....................           $1,266            $  (816)
                                                           ======            =======
Amounts recognized in the consolidated balance
  sheet consist of:
  Other assets..................................  $  935   $1,703   $   --   $    --
  Other liabilities.............................    (582)    (437)    (886)     (816)
                                                  ------   ------   ------   -------
       Net amount recognized....................  $  353   $1,266   $ (886)  $  (816)
                                                  ======   ======   ======   =======
Accumulated other comprehensive (income) loss:
  Net actuarial (gains) losses..................  $1,126   $   --   $  328   $    --
  Prior service cost (credit)...................      39       --     (230)       --
  Additional minimum pension liability..........      --       66       --        --
                                                  ------   ------   ------   -------
     Accumulated other comprehensive (income)
       loss:....................................  $1,165   $   66   $   98   $    --
                                                  ======   ======   ======   =======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:


                                                       DECEMBER 31,
                                    -------------------------------------------------
                                                      NON-QUALIFIED
                                     QUALIFIED PLAN        PLAN            TOTAL
                                    ---------------   -------------   ---------------
                                     2006     2005     2006    2005    2006     2005
                                    ------   ------   -----   -----   ------   ------
                                                      (IN MILLIONS)


Aggregate fair value of plan
  assets (principally Company
  contracts)......................  $6,249   $5,471   $  --   $  --   $6,249   $5,471
Aggregate projected benefit
  obligation......................   5,318    5,209     578     508    5,896    5,717
                                    ------   ------   -----   -----   ------   ------
Over (under) funded...............  $  931   $  262   $(578)  $(508)  $  353   $ (246)
                                    ======   ======   =====   =====   ======   ======



     The accumulated benefit obligation for all defined benefit pension plans was $5,457 million and $5,308 million at December 31, 2006 and 2005, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:


                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Projected benefit obligation................................  $578   $530
Accumulated benefit obligation..............................  $497   $442
Fair value of plan assets...................................  $ --   $ 16


     Information for pension and other postretirement plans with a projected benefit obligation in excess of plan assets is as follows:


                                                           DECEMBER 31,
                                                  -----------------------------
                                                                     OTHER
                                                    PENSION      POSTRETIREMENT
                                                    BENEFITS        BENEFITS
                                                  -----------   ---------------
                                                  2006   2005    2006     2005
                                                  ----   ----   ------   ------
                                                          (IN MILLIONS)


Projected benefit obligation....................  $603   $530   $2,055   $2,160
Fair value of plan assets.......................  $ 22   $ 16   $1,169   $1,091


     The components of net periodic benefit cost recognized in net income were as follows:


                                                YEARS ENDED DECEMBER 31,
                                       ------------------------------------------
                                                                      OTHER
                                                                 POSTRETIREMENT
                                          PENSION BENEFITS          BENEFITS
                                       ---------------------   ------------------
                                        2006    2005    2004   2006   2005   2004
                                       -----   -----   -----   ----   ----   ----
                                                      (IN MILLIONS)


Service cost.........................  $ 158   $ 141   $ 128   $ 35   $ 36   $ 31
Interest cost........................    330     315     308    116    120    118
Expected return on plan assets.......   (448)   (443)   (425)   (79)   (78)   (77)
Amortization of net acturial (gains)
  losses.............................    128     116     102     22     14      7
Amortization of prior service cost
  (credit)...........................     10      16      16    (37)   (18)   (19)
                                       -----   -----   -----   ----   ----   ----
Net periodic benefit cost............  $ 178   $ 145   $ 129   $ 57   $ 74   $ 60
                                       =====   =====   =====   ====   ====   ====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The estimated net actuarial losses and prior service cost for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $54 million and $12 million, respectively.

     The estimated net actuarial losses and prior service credit for the other postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $14 million and $36 million, respectively.

     As discussed more fully in Note 1, the Company adopted the guidance in FSP 106-2 to account for future subsidies to be received under the Prescription Drug Act. The Company began receiving these subsidies during 2006. The APBO was remeasured effective July 1, 2004 in order to determine the effect of the expected subsidies on net periodic other postretirement benefit cost. As a result, the APBO was reduced by $213 million at July 1, 2004. A summary of the reduction to the APBO and related reduction to the components of net periodic other postretirement benefit cost is as follows:


                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Cumulative reduction in benefit obligation:
  Beginning of year....................................  $298   $230   $ --
  Service cost.........................................     6      6      3
  Interest cost........................................    19     16      6
  Net actuarial gains (losses).........................    15     46    221
  Prescription drug subsidy............................   (10)    --     --
                                                         ----   ----   ----
     End of year.......................................  $328   $298   $230
                                                         ====   ====   ====





                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2006   2005   2004
                                                           ----   ----   ----
                                                              (IN MILLIONS)


Reduction in net periodic benefit cost:
  Service cost...........................................   $ 6    $ 6    $ 3
  Interest cost..........................................    19     16      6
  Amortization of net actuarial gains (losses)...........    30     23      8
                                                            ---    ---    ---
     Total reduction in net periodic benefit cost........   $55    $45    $17
                                                            ===    ===    ===



     The Company received subsidies of $8 million for prescription claims processed from January 1, 2006 through September 30, 2006 and expects to receive an additional $2 million in 2007 for prescription claims processed October 1, 2006 through December 31, 2006.

ASSUMPTIONS

     Assumptions used in determining benefit obligations were as follows:


                                                         DECEMBER 31,
                                                -----------------------------
                                                                    OTHER
                                                   PENSION       POSTRETIRE-
                                                   BENEFITS     MENT BENEFITS
                                                -------------   -------------
                                                 2006    2005    2006    2005
                                                -----   -----   -----   -----


Weighted average discount rate................  6.00%   5.80%   6.00%   5.79%
Rate of compensation increase.................  4%-8%   4%-8%     N/A     N/A

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Assumptions used in determining net periodic benefit cost were as follows:


                                                    DECEMBER 31,
                                   ---------------------------------------------
                                                            OTHER POSTRETIREMENT
                                      PENSION BENEFITS            BENEFITS
                                   ---------------------   ---------------------
                                    2006    2005    2004    2006    2005    2004
                                   -----   -----   -----   -----   -----   -----


Weighted average discount rate...  5.80%   5.85%   6.10%   5.79%   5.83%   6.74%
Weighted average expected rate of
  return on plan assets..........  8.25%   8.49%   8.49%   7.42%   7.50%   7.91%
Rate of compensation increase....  4%-8%   4%-8%   4%-8%     N/A     N/A     N/A


     The discount rate is based on the yield of a hypothetical portfolio constructed of bonds rated AA or better by Moody's Investors Services available on the valuation date measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The weighted average expected return on plan assets for use in that plan's valuation in 2007 is currently anticipated to be 8.25% for pension benefits and postretirement medical benefits and 6.25% for postretirement life benefits.

     The assumed healthcare cost trend rates used in measuring the APBO and net periodic benefit cost were as follows:


                                                       DECEMBER 31,
                                    --------------------------------------------------
                                              2006                      2005
                                    -----------------------   ------------------------


Pre-Medicare eligible claims......  9.0% down to 5% in 2014    9.5% down to 5% in 2014
Medicare eligible claims..........   11% down to 5% in 2018   11.5% down to 5% in 2018


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed healthcare cost trend rates would have the following effects:


                                                        ONE PERCENT   ONE PERCENT
                                                          INCREASE      DECREASE
                                                        -----------   -----------
                                                              (IN MILLIONS)


Effect on total of service and interest cost
  components..........................................      $ 14         $ (12)
Effect of accumulated postretirement benefit
  obligation..........................................      $176         $(147)


  PLAN ASSETS

     The Company has issued group annuity and life insurance contracts supporting approximately 98% of all pension and other postretirement benefit plans assets.

     The account values of the group annuity and life insurance contracts issued by the Company and held as assets of the pension and other postretirement benefit plans were $7,321 million and $6,471 million as of December 31, 2006 and 2005, respectively. The majority of such account values are held in separate accounts established by the Company. Total revenue from these contracts recognized in the consolidated statements of income was $29 million, $28 million and $28 million for the years ended December 31, 2006, 2005 and 2004, respectively, and includes policy charges, net investment income from investments backing the contracts and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


administrative fees. Total investment income, including realized and unrealized gains and losses, credited to the account balances was $818 million, $460 million and $519 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with those the Company offers to unaffiliated parties that are similarly situated.

     The weighted-average allocations of pension plan and other postretirement benefit plan assets were as follows:


                                                              DECEMBER 31,
                                                    -------------------------------
                                                                          OTHER
                                                                       POSTRETIRE-
                                                       PENSION             MENT
                                                       BENEFITS          BENEFITS
                                                    -------------     -------------
                                                    2006     2005     2006     2005
                                                    ----     ----     ----     ----



ASSET CATEGORY
Equity securities.................................    42%      47%      37%      42%
Fixed maturity securities.........................    42%      37%      57%      53%
Other (Real Estate and Alternative Investments)...    16%      16%       6%       5%
                                                     ---      ---      ---      ---
  Total...........................................   100%     100%     100%     100%
                                                     ===      ===      ===      ===



     The weighted-average target allocations of pension plan and other postretirement benefit plan assets for 2007 is as follows:


                                                                       OTHER
                                                        PENSION   POSTRETIREMENT
                                                       BENEFITS      BENEFITS
                                                       --------   --------------



ASSET CATEGORY
Equity securities....................................   30%-65%       30%-45%
Fixed maturity securities............................   20%-70%       45%-70%
Other (Real Estate and Alternative Investments)......    0%-25%        0%-10%


     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

  CASH FLOWS

     It is the Company's practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended, and/or to maintain a fully funded ABO. In accordance with such practice, no contributions were required for the years ended December 31, 2006 or 2005. No contributions will be required for 2007. The Company elected to make discretionary contributions to the qualified pension plans of $335 million during the year ended December 31, 2006. No contributions were made during the year ended December 31, 2005. The Company expects to make additional discretionary contributions of $145 million in 2007.

     Benefit payments due under the non-qualified pension plans are funded from the Company's general assets as they become due under the provision of the plans. These payments totaled $35 million and $33 million for the years ended December 31, 2006 and 2005, respectively. These payments are expected to be at approximately the same level in 2007.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to use its general assets to pay claims as they

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


come due in lieu of utilizing plan assets. These payments totaled $151 million and $158 million for the years ended December 31, 2006 and 2005, respectively.

     The Company expects to make contributions up to $131 million, based upon expected gross benefit payments, towards the other postretirement plan obligations in 2007. As noted previously, the Company expects to receive subsidies under the Prescription Drug Act to partially offset such payments.

     Gross benefit payments for the next ten years, which reflect expected future service where appropriate, and gross subsidies to be received under the Prescription Drug Act are expected to be as follows:


                                                          OTHER POSTRETIREMENT BENEFITS
                                                        --------------------------------
                                              PENSION           PRESCRIPTION DRUG
                                             BENEFITS   GROSS       SUBSIDIES        NET
                                             --------   -----   -----------------   ----
                                                            (IN MILLIONS)


2007.......................................   $  335     $131          $(14)        $117
2008.......................................   $  346     $135          $(14)        $121
2009.......................................   $  364     $141          $(15)        $126
2010.......................................   $  370     $146          $(16)        $130
2011.......................................   $  383     $152          $(16)        $136
2012-2016..................................   $2,136     $824          $(98)        $726


  SAVINGS AND INVESTMENT PLANS

     The Company sponsors savings and investment plans for substantially all employees under which a portion of employee contributions are matched. The Company contributed $73 million, $70 million and $60 million for the years ended December 31, 2006, 2005 and 2004, respectively.

16.  EQUITY

  CAPITAL CONTRIBUTIONS

     On October 20, 2006, the Holding Company contributed $17 million to the Company in connection with the sale and merger of CLIC. See Note 2.

     On September 30, 2006, the Holding Company contributed $377 million to the Company in the form of intangible assets. See Note 2.

     On May 1, 2006, General American, an indirect insurance subsidiary of the Company, sold its wholly-owned insurance subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, the Holding Company. Immediately following the sale, the Holding Company merged Paragon, an affiliate of the Company, with and into the Company. In connection with the transaction, the Holding Company contributed $76 million to the Company.

  PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 21, 2004, the Holding Company contributed the 93,402 Preferred Shares to a subsidiary of the Company. The subsidiary of the Company retired the shares and recorded a contribution of capital of $93 million from MetLife, Inc.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  DIVIDEND RESTRICTIONS

     The table below sets forth the dividends permitted to be paid to the Holding Company without insurance regulatory approval and dividends paid to the Holding Company:


                                         2005                      2006                 2007
                               -----------------------   -----------------------   -------------
                               PERMITTED W/O             PERMITTED W/O             PERMITTED W/O
COMPANY                         APPROVAL(1)    PAID(2)    APPROVAL(1)    PAID(2)    APPROVAL(3)
-------                        -------------   -------   -------------   -------   -------------
                                                         (IN MILLIONS)


Metropolitan Life............       $880        $3,200        $863         $863         $919


--------

   (1) Reflects dividend amounts paid during the relevant year without prior regulatory approval.

   (2) Includes amounts paid including those requiring regulatory approval.

   (3) Reflects dividend amounts that may be paid during 2007 without prior regulatory approval. If paid before a specified date during 2007, some or all of such dividend amounts may require regulatory approval.

     Under New York State Insurance Law, Metropolitan Life is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to the Holding Company as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). Metropolitan Life will be permitted to pay a cash dividend to the Holding Company in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent and the Superintendent does not disapprove the distribution within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The New York State Department of Insurance (the "Department") has established informal guidelines for such determinations. The guidelines, among other things, focus on the insurer's overall financial condition and profitability under statutory accounting practices.

     Stockholder dividends or other distributions proposed to be paid by NELICO to its parent, Metropolitan Life, must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. Since NELICO's statutory unassigned funds surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner. NELICO paid no common stockholder dividends for the years ended December 31, 2006, 2005 and 2004.

     For the years ended December 31, 2006, 2005 and 2004, Metropolitan Life received dividends from subsidiaries of $34 million, $77 million and $14 million, respectively.

  STOCK-BASED COMPENSATION PLANS

  Overview

     As described more fully in Note 1, effective January 1, 2006, in conjunction with the Holding Company, the Company adopted SFAS 123(r), using the modified prospective transition method. The adoption of SFAS 123(r) did not have a significant impact on the Company's consolidated financial position or consolidated results of operations.

     The stock-based compensation expense recognized by the Company is related to awards under incentive plans of the Holding Company, as described herein.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Description of Plans

     The MetLife, Inc. 2000 Stock Incentive Plan, as amended (the "Stock Incentive Plan"), authorized the granting of awards in the form of options to buy shares of Holding Company common stock ("Stock Options") that either qualify as incentive Stock Options under Section 422A of the Internal Revenue Code or are non-qualified. Under the MetLife, Inc. 2005 Stock and Incentive Compensation Plan, as amended (the "2005 Stock Plan"), awards granted may be in the form of Stock Options, Stock Appreciation Rights, Restricted Stock or Restricted Stock Units, Performance Shares or Performance Share Units, Cash-Based Awards, and Stock-Based Awards (each as defined in the 2005 Stock Plan). The Stock Incentive Plan, 2005 Stock Plan, and the LTPCP, as described below, are hereinafter collectively referred to as the "Incentive Plans."

     The aggregate number of shares of Holding Company common stock reserved for issuance under the 2005 Stock Plan and the LTPCP is 68,000,000, plus those shares available but not utilized under the Stock Incentive Plan and those shares utilized under the Stock Incentive Plan that are recovered due to forfeiture of Stock Options. Additional shares of Holding Company common stock carried forward from the Stock Incentive Plan and available for issuance under the 2005 Stock Plan were 12,423,881 as of December 31, 2006. Each share issued under the 2005 Stock Plan in connection with a Stock Option or Stock Appreciation Right reduces the number of shares remaining for issuance under that plan by one, and each share issued under the 2005 Stock Plan in connection with awards other than Stock Options or Stock Appreciation Rights reduces the number of shares remaining for issuance under that plan by 1.179 shares. As of December 31, 2006, the aggregate number of shares of Holding Company common stock remaining available for issuance pursuant to the 2005 Stock Plan was 66,712,241.

     Stock Option exercises and other stock-based awards to employees settled in shares are satisfied through the issuance of shares held in treasury by the Holding Company. The Company does not issue any of its own shares in satisfaction of stock-based compensation awards to employees.

     The Holding Company allocated 90%, 92% and 91% of stock-based compensation to the Company for the years ended December 31, 2006, 2005 and 2004, respectively. This allocation represents substantially all stock-based compensation recognized in the Company's consolidated results of operations. Accordingly, the discussion herein addresses the Holding Company's practices for recognizing expense for awards under the Incentive Plans. Underlying awards are expressed in their entirety with related expense amounts representing the resulting allocation to the Company.

     Compensation expense related to awards under the Incentive Plans is recognized based on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Unless a material deviation from the assumed rate is observed during the term in which the awards are expensed, any adjustment necessary to reflect differences in actual experience is recognized in the period the award becomes payable or exercisable. Compensation expense of $130 million, $112 million and $82 million, and income tax benefits of $46 million, $39 million and $29 million, related to the Incentive Plans was allocated to the Company for the years ended December 31, 2006, 2005 and 2004, respectively. Compensation expense is principally related to the issuance of Stock Options, Performance Shares and LTPCP arrangements.

  Stock Options

     All Stock Options granted had an exercise price equal to the closing price of the Holding Company's stock as reported on the New York Stock Exchange on the date of grant, and have a maximum term of ten years. Certain Stock Options granted under the Stock Incentive Plan and the 2005 Stock Plan have or will become exercisable over a three year period commencing with the date of grant, while other Stock Options have or will become exercisable three years after the date of grant.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A summary of the activity related to Stock Options for the year ended December 31, 2006 is presented below. The aggregate intrinsic value was computed using the Holding Company's closing share price on December 29, 2006 of $59.01 and December 30, 2005 of $49.00, as applicable.


                                                                      WEIGHTED
                                                      WEIGHTED        AVERAGE
                                      NUMBER OF        AVERAGE       REMAINING
                                    SHARES UNDER   EXERCISE PRICE   CONTRACTUAL      AGGREGATE
                                       OPTION         PER SHARE         TERM      INTRINSIC VALUE
                                    ------------   --------------   -----------   ---------------
                                                                      (YEARS)      (IN MILLIONS)


Outstanding at January 1, ........   24,304,315        $31.83           6.69            $417
                                                       ======           ====            ====
  Granted.........................    3,758,955        $50.21
  Exercised.......................   (2,754,390)       $30.00
  Cancelled/Expired...............     (153,494)       $32.04
  Forfeited.......................     (341,403)       $37.14
                                     ----------
Outstanding at December 31, ......   24,813,983        $34.69           6.58            $604
                                     ==========        ======           ====            ====
Aggregate number of stock  options
  expected to vest at December 31,
  2006............................   24,312,689        $34.49           6.54            $596
                                     ==========        ======           ====            ====
Exercisable, December 31, 2006....   16,957,320        $30.66           5.72            $481
                                     ==========        ======           ====            ====



     Prior to January 1, 2005, the Black-Scholes model was used to determine the fair value of Stock Options granted and recognized in the financial statements or as reported in the pro forma disclosure which follows. The fair value of Stock Options issued on or after January 1, 2005 was estimated on the date of grant using a binomial lattice model. The Holding Company made this change because lattice models produce more accurate option values due to the ability to incorporate assumptions about grantee exercise behavior resulting from changes in the price of the underlying shares. In addition, lattice models allow for changes in critical assumptions over the life of the option in comparison to closed-form models like Black-Scholes, which require single-value assumptions at the time of grant.

     The Holding Company used daily historical volatility since the inception of trading when calculating Stock Option values using the Black-Scholes model. In conjunction with the change to the binomial lattice model, the Holding Company began estimating expected future volatility based upon an analysis of historical prices of the Holding Company's common stock and call options on that common stock traded on the open market. The Holding Company uses a weighted-average of the implied volatility for publicly traded call options with the longest remaining maturity nearest to the money as of each valuation date and the historical volatility, calculated using monthly closing prices of the Holding Company's common stock. The Holding Company chose a monthly measurement interval for historical volatility as it believes this better depicts the nature of employee option exercise decisions being based on longer-term trends in the price of the underlying shares rather than on daily price movements.

     The risk-free rate is based on observed interest rates for instruments with maturities similar to the expected term of the Stock Options. Whereas the Black-Scholes model requires a single spot rate for instruments with a term matching the expected life of the option at the valuation date, the binomial lattice model allows for the use of different rates for each year over the contractual term of the option. The table below presents the full range of imputed forward rates for U.S. Treasury Strips that was used in the binomial lattice model over the contractual term of all Stock Options granted in the period.

     Dividend yield is determined based on historical dividend distributions compared to the price of the underlying common stock as of the valuation date and held constant over the life of the Stock Option.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Use of the Black-Scholes model requires an input of the expected life of the Stock Options, or the average number of years before Stock Options will be exercised or expired. The Holding Company estimated expected life using the historical average years to exercise or cancellation and average remaining years outstanding for vested Stock Options. Alternatively, the binomial model used by the Holding Company incorporates the contractual term of the Stock Options and then considers expected exercise behavior and a post-vesting termination rate, or the rate at which vested options are exercised or expire prematurely due to termination of employment, to derive an expected life. The post-vesting termination rate is determined from actual historical exercise and expiration activity under the Incentive Plans. Exercise behavior in the binomial lattice model used by the Holding Company is expressed using an exercise multiple, which reflects the ratio of exercise price to the strike price of Stock Options granted at which holders of the Stock Options are expected to exercise. The exercise multiple is derived from actual historical exercise activity.

     The following weighted average assumptions, with the exception of risk-free rate, which is expressed as a range, were used to determine the fair value of Stock Options issued during the:


                                                   YEARS ENDED DECEMBER 31,
                                              ----------------------------------
                                                  2006          2005       2004
                                              -----------   -----------   ------


Dividend yield..............................     1.04%         1.19%       0.70%
Risk-free rate of return....................  4.17%-4.96%   3.34%-5.41%    3.69%
Expected volatility.........................     22.00%        23.24%     34.85%
Exercise multiple...........................      1.52          1.48        N/A
Post-vesting termination rate...............     4.09%         5.19%        N/A
Contractual term (years)....................       10            10         10
Expected Life (years).......................       6             6           6
Weighted average exercise price of stock
  options granted...........................     $50.21        $38.70     $35.28
Weighted average fair value of stock options
  granted...................................     $13.84        $10.09     $13.25


     Compensation expense related to Stock Option awards expected to vest and granted prior to January 1, 2006 is recognized ratably over the requisite service period, which equals the vesting term. Compensation expense related to Stock Option awards expected to vest and granted on or after January 1, 2006 is recognized ratably over the requisite service period or the period to retirement eligibility, if shorter. Compensation expense of $51 million, $47 million and $37 million related to Stock Options was allocated to the Company for the years ended December 31, 2006, 2005 and 2004, respectively.

     Had compensation expense for grants awarded prior to January 1, 2003 been determined based on the fair value at the date of grant rather than the intrinsic value method, the Company's earnings would have been reduced to the following pro forma amounts for the following:


                                                              YEARS ENDED
                                                              DECEMBER 31,
                                                            ---------------
                                                             2005     2004
                                                            ------   ------
                                                             (IN MILLIONS)


Net income................................................  $3,253   $2,239
Add: Stock option-based employee compensation expense
  included in  reported net income, net of income tax.....      30       24
Deduct: Total stock option-based employee compensation
  determined  under fair value based method for all
  awards, net of income tax...............................     (32)     (42)
                                                            ------   ------
Pro forma net income......................................  $3,251   $2,221
                                                            ======   ======


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As of December 31, 2006, the Holding Company had $41 million of total unrecognized compensation costs related to Stock Options. It is expected that these costs will be recognized over a weighted average period of 1.67 years. The Company's allocated portion of Stock Option expense is 91%. This allocated percentage of Stock Option expense is not expected to significantly change.

  Performance Shares

     Beginning in 2005, the Holding Company awarded certain members of management Performance Shares under (and as defined in) the 2005 Stock Plan. Participants are awarded an initial target number of Performance Shares with the final number of Performance Shares payable being determined by the product of the initial target multiplied by a factor of 0.0 to 2.0. The factor applied is based on measurements of the Holding Company's performance with respect to: (i) the change in annual net operating earnings per share, as defined; and (ii) the proportionate total shareholder return, as defined, with reference to the three-year performance period relative to other companies in the S&P Insurance Index with reference to the same three-year period. Performance Share awards will normally vest in their entirety at the end of the three-year performance period (subject to certain contingencies) and will be payable entirely in shares of the Holding Company's common stock.

     The following is a summary of Performance Share activity for the year ended December 31, 2006:


                                                                       WEIGHTED
                                                                        AVERAGE
                                                        PERFORMANCE   GRANT DATE
                                                           SHARES     FAIR VALUE
                                                        -----------   ----------


Outstanding at January 1, 2006........................   1,029,700      $36.87
  Granted.............................................     884,875      $48.43
  Forfeited...........................................     (65,000)     $41.37
                                                         ---------
Outstanding at December 31, 2006......................   1,849,575      $42.24
                                                         =========
Performance Shares expected to vest at December 31,
  2006................................................   1,820,742      $42.16
                                                         =========



     Performance Share amounts above represent aggregate initial target awards and do not reflect potential increases or decreases resulting from the final performance factor to be determined at the end of the respective performance period. None of the Performance Shares vested during the year ended December 31, 2006.

     Performance Share awards are accounted for as equity awards but are not credited with dividend-equivalents for actual dividends paid on the Holding Company's common stock during the performance period. Accordingly, the fair value of Performance Shares is based upon the closing price of the Holding Company's common stock on the date of grant, reduced by the present value of estimated dividends to be paid on that stock during the performance period.

     Compensation expense related to initial Performance Shares granted prior to January 1, 2006 and expected to vest is recognized ratably during the performance period. Compensation expense related to initial Performance Shares granted on or after January 1, 2006 and expected to vest is recognized ratably over the performance period or the period to retirement eligibility, if shorter. Performance Shares expected to vest and the related compensation expenses may be further adjusted by the performance factor most likely to be achieved, as estimated by management, at the end of the performance period. Compensation expense of $67 million and $22 million, related to Performance Shares was allocated to the Company for the years ended December 31, 2006 and 2005, respectively.

     As of December 31, 2006, the Holding Company had $59 million of total unrecognized compensation costs related to Performance Share awards. It is expected that these costs will be recognized over a weighted average

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


period of 1.59 years. The Company's allocated portion of Performance Share expense was 90%. This allocated percentage of Performance Share expense is not expected to significantly change.

  Long-Term Performance Compensation Plan

     Prior to January 1, 2005, the Holding Company granted stock-based compensation to certain members of management under the LTPCP. Each participant was assigned a target compensation amount (an "Opportunity Award") at the inception of the performance period with the final compensation amount determined based on the total shareholder return on the Holding Company's common stock over the three-year performance period, subject to limited further adjustment approved by the Holding Company's Board of Directors. Payments on the Opportunity Awards are normally payable in their entirety (subject to certain contingencies) at the end of the three-year performance period, and may be paid in whole or in part with shares of the Holding Company's common stock, as approved by the Holding Company's Board of Directors. There were no new grants under the LTPCP during the years ended December 31, 2006 and 2005.

     A portion of each Opportunity Award under the LTPCP is expected to be settled in shares of the Holding Company's common stock while the remainder will be settled in cash. The portion of the Opportunity Award expected to be settled in shares of the Holding Company's common stock is accounted for as an equity award with the fair value of the award determined based upon the closing price of the Holding Company's common stock on the date of grant. The compensation expense associated with the equity award, based upon the grant date fair value, is recognized into expense ratably over the respective three-year performance period. The portion of the Opportunity Award expected to be settled in cash is accounted for as a liability and is remeasured using the closing price of the Holding Company's common stock on the final day of each subsequent reporting period during the three-year performance period.

     Compensation expense of $12 million, $43 million and $45 million, related to LTPCP Opportunity Awards was allocated to the Company the years ended December 31, 2006, 2005 and 2004, respectively.

     The Holding Company had LTPCP Opportunity Awards with an aggregate fair value of $41 million outstanding at December 31, 2006, all of which has been recognized. The Company's allocated portion of LTPCP expense is 90%. This allocated percentage of LTPCP expense is not expected to significantly change.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Each of the Company's U.S. insurance subsidiaries exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of Metropolitan Life and its insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of Metropolitan Life, a New York domiciled insurer, was $1.0 billion, $2.2 billion and $2.6 billion for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $9.2 billion and $8.8 billion at December 31, 2006 and 2005, respectively. Due to the mergers of Paragon and CLIC with Metropolitan Life, the 2005 statutory net income and statutory capital and surplus balances were adjusted.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2006     2005     2004
                                                      -----   -------   -----
                                                           (IN MILLIONS)


Holding gains (losses) on investments arising during
  the year..........................................  $(926)  $(2,611)  $ 795
Income tax effect of holding gains (losses).........    324       984    (281)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................    403       241    (511)
  Amortization of premiums and accretion of
     discounts associated with investments..........   (443)     (186)     (3)
  Income tax effect.................................     14       (21)    185
Allocation of holding losses on investments relating
  to other policyholder amounts.....................    792     1,580    (284)
Income tax effect of allocation of holding losses to
  other
  policyholder amounts..............................   (277)     (596)    102
Unrealized investment gains of subsidiary at date of
  sale..............................................     --        15      --
Deferred income tax on unrealized investment gains
  of subsidiary
  at date of sale...................................     --        (5)     --
                                                      -----   -------   -----
Net unrealized investment gains (losses)............   (113)     (599)      3
                                                      -----   -------   -----
Foreign currency translation adjustments arising
  during the year...................................      7       (54)     79
Foreign currency translation adjustments of
  subsidiary at due  date of sale...................     --         5      --
                                                      -----   -------   -----
Foreign currency translation adjustment.............      7       (49)     79
Minimum pension liability adjustment................    (18)       89      (2)
                                                      -----   -------   -----
Other comprehensive income (loss)...................  $(124)  $  (559)  $  80
                                                      =====   =======   =====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

17.  OTHER EXPENSES

     Information on other expenses is as follows:


                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2006      2005      2004
                                                   -------   -------   -------
                                                          (IN MILLIONS)


Compensation.....................................  $ 2,187   $ 2,284   $ 2,242
Commissions......................................    1,701     1,334     1,782
Interest and debt issue cost.....................      332       245       183
Amortization of DAC and VOBA.....................    1,089     1,385     1,145
Capitalization of DAC............................   (1,677)   (1,619)   (1,817)
Rent, net of sublease income.....................      201       227       216
Minority interest................................      249       181       168
Insurance tax....................................      527       417       343
Other............................................    1,705     1,263     1,321
                                                   -------   -------   -------
  Total other expenses...........................  $ 6,314   $ 5,717   $ 5,583
                                                   =======   =======   =======



     As discussed in Note 8, the Company recognized an expense related to the recapture of a reinsurance treaty by an affiliate for the year ended December 31, 2006. For the year ended December 31, 2005, the Company entered into a reinsurance agreement with an affiliate and it received a ceding commission which is included in the table above.

18.  BUSINESS SEGMENT INFORMATION

     The Company is a leading provider of insurance and other financial services with operations throughout the United States and Canada. The Company's business is divided into three operating segments: Institutional, Individual and Reinsurance, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     In connection with the Travelers acquisition by the Holding Company, management has utilized its economic capital model to evaluate the deployment of capital based upon the unique and specific nature of the risks inherent in the Company's existing and newly acquired businesses and has adjusted such allocations based upon this model.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in Company's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance, non-medical health insurance, such as short and long-term disability, long-term care, and dental insurance, and other insurance products and services. Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Through the Company's majority-owned subsidiary, RGA, the Reinsurance segment provides reinsurance of life and annuity policies in North America and various international markets. Additionally, reinsurance of critical illness policies is provided in select international markets.

     Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off entities, the Company's ancillary international operations consisting of the Company's Canadian branch and a joint venture in China, as well as interest expense related to the majority of the Company's outstanding debt and expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of all intersegment amounts, which generally relate to

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


intersegment loans, which bear interest rates commensurate with related borrowings, as well as intersegment transactions. Additionally, the Company's asset management business, including amounts reported as discontinued operations, is included in the results of operations for Corporate & Other. See
Note 19 for disclosures regarding discontinued operations, including real estate.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2006, 2005 and 2004. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. The Company allocates equity to each segment based upon the economic capital model that allows the Company to effectively manage its capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, adjustments related to net investment gains (losses), net of income tax, the impact from the cumulative effect of changes in accounting, net of income tax and discontinued operations, other than discontinued real estate, net of income tax. The Company allocates certain non-recurring items, such as expenses associated with certain legal proceedings, to Corporate & Other.


                                                                                 CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2006  INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER        TOTAL
------------------------------------  -------------   ----------   -----------   -----------   --------
                                                                (IN MILLIONS)


STATEMENT OF INCOME:
Premiums............................     $ 11,801      $  4,129      $ 4,348       $     6     $ 20,284
Universal life and investment-type
  product policy fees...............          750         1,433           --            --        2,183
Net investment income...............        5,817         5,481          732           277       12,307
Other revenues......................          677           114           66            33          890
Net investment gains (losses).......         (348)         (394)           7           (92)        (827)
Policyholder benefits and claims....       12,918         4,712        3,490            17       21,137
Interest credited to policyholder
  account balances..................        1,944         1,049          254            --        3,247
Policyholder dividends..............           --         1,669           --             2        1,671
Other expenses......................        2,483         2,213        1,227           391        6,314
                                         --------      --------      -------       -------     --------
Income (loss) from continuing
  operations before provision
  (benefit)  for income tax.........        1,352         1,120          182          (186)       2,468
Provision (benefit) for income tax..          446           400           64          (270)         640
Income (loss) from discontinued
  operations, net of income tax.....           41            18           --            39           98
Cumulative effect of a change in
  accounting, net of income tax.....           --            --           --            --           --
                                         --------      --------      -------       -------     --------
Net income..........................     $    947      $    738      $   118       $   123     $  1,926
                                         ========      ========      =======       =======     ========
BALANCE SHEET:
Total assets........................     $157,673      $150,617      $18,818       $12,950     $340,058
DAC and VOBA........................     $  1,205      $  7,677      $ 3,152       $     9     $ 12,043
Separate account assets.............     $ 44,546      $ 36,403      $    16       $    --     $ 80,965
Policyholder liabilities............     $ 86,359      $ 86,473      $13,332       $   325     $186,489
Separate account liabilities........     $ 44,546      $ 36,403      $    16       $    --     $ 80,965

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                                 CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2005  INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER        TOTAL
------------------------------------  -------------   ----------   -----------   -----------   --------
                                                                (IN MILLIONS)


STATEMENT OF INCOME:
Premiums............................     $ 11,271      $  4,113      $ 3,869       $     3     $ 19,256
Universal life and investment-type
  product policy fees...............          753         1,193           --             2        1,948
Net investment income...............        5,232         5,555          606           336       11,729
Other revenues......................          642            92           58            28          820
Net investment gains (losses).......           76            83           22            (2)         179
Policyholder benefits and claims....       12,448         4,823        3,206           (32)      20,445
Interest credited to policyholder
  account balances..................        1,347         1,029          220            --        2,596
Policyholder dividends..............            1         1,644           --             2        1,647
Other expenses......................        2,199         2,173          991           354        5,717
                                         --------      --------      -------       -------     --------
Income (loss) from continuing
  operations before provision
  (benefit)  for income tax.........        1,979         1,367          138            43        3,527
Provision (benefit) for income tax..          662           487           46           (97)       1,098
Income (loss) from discontinued
  operations, net of income tax.....          174           296           --           354          824
Cumulative effect of a change in
  accounting, net of income tax.....           --            --           --            --           --
                                         --------      --------      -------       -------     --------
Net income..........................     $  1,491      $  1,176      $    92       $   494     $  3,253
                                         ========      ========      =======       =======     ========
BALANCE SHEET:
Total assets........................     $139,680      $140,413      $16,049       $11,184     $307,326
DAC and VOBA........................     $  1,098      $  7,513      $ 2,815       $    12     $ 11,438
Separate account assets.............     $ 42,063      $ 31,075      $    14       $    --     $ 73,152
Policyholder liabilities............     $ 78,011      $ 86,565      $11,751       $   278     $176,605
Separate account liabilities........     $ 42,063      $ 31,075      $    14       $    --     $ 73,152

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                                  CORPORATE &
FOR THE YEAR ENDED DECEMBER 31, 2004   INSTITUTIONAL   INDIVIDUAL   REINSURANCE      OTHER       TOTAL
------------------------------------   -------------   ----------   -----------   -----------   -------
                                                                 (IN MILLIONS)


STATEMENT OF INCOME:
Premiums.............................     $10,037        $4,046        $3,348        $   6      $17,437
Universal life and investment-type
  product policy fees................         710         1,299            --           --        2,009
Net investment income................       4,564         5,348           538          345       10,795
Other revenues.......................         654           131            56           21          862
Net investment gains (losses)........         162            85            59          (24)         282
Policyholder benefits and claims.....      11,172         4,836         2,694           34       18,736
Interest credited to policyholder
  account balances...................       1,014         1,131           212           --        2,357
Policyholder dividends...............          --         1,634             1            1        1,636
Other expenses.......................       1,972         2,348           957          306        5,583
                                          -------        ------        ------        -----      -------
Income (loss) from continuing
  operations before provision
  (benefit) for income tax...........       1,969           960           137            7        3,073
Provision (benefit) for income tax...         671           312            46         (161)         868
Income (loss) from discontinued
  operations, net of income tax......          28            25            --           33           86
Cumulative effect of a change in
  accounting, net of income tax......         (59)            9            --           (2)         (52)
                                          -------        ------        ------        -----      -------
Net income...........................     $ 1,267        $  682        $   91        $ 199      $ 2,239
                                          =======        ======        ======        =====      =======



     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2006, 2005 and 2004. Revenues from U.S. operations were $33.0 billion, $32.4 billion and $29.5 billion for the years ended December 31, 2006, 2005 and 2004, respectively, which represented 95%, 95% and 94%, respectively, of consolidated revenues.

19.  DISCONTINUED OPERATIONS

  REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following information presents the components of income from discontinued real estate operations:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                       2006    2005     2004
                                                       ----   ------   -----
                                                           (IN MILLIONS)


Investment income....................................  $ 26   $  134   $ 227
Investment expense...................................   (15)     (73)   (139)
Net investment gains.................................    91      961      27
                                                       ----   ------   -----
  Total revenues.....................................   102    1,022     115
Provision for income tax.............................    36      366      39
                                                       ----   ------   -----
  Income from discontinued operations, net of income
     tax.............................................  $ 66   $  656   $  76
                                                       ====   ======   =====



     There was no real estate classified as held-for-sale at December 31, 2006. The carrying value of real estate related to discontinued operations was $309 million at December 31, 2005.

     The following table presents the discontinued real estate operations by segment:


                                                          YEARS ENDED DECEMBER
                                                                   31,
                                                         ----------------------
                                                         2006     2005     2004
                                                         ----     ----     ----
                                                              (IN MILLIONS)


Net investment income
  Institutional........................................   $ 6     $ 28      $37
  Individual...........................................     4       20       30
  Corporate & Other....................................     1       13       21
                                                          ---     ----      ---
     Total net investment income.......................   $11     $ 61      $88
                                                          ===     ====      ===
Net investment gains (losses)
  Institutional........................................   $58     $242      $ 9
  Individual...........................................    23      443        4
  Corporate & Other....................................    10      276       14
                                                          ---     ----      ---
     Total net investment gains (losses)...............   $91     $961      $27
                                                          ===     ====      ===



     In the second quarter of 2005, the Company sold its One Madison Avenue property in Manhattan, New York for $918 million resulting in a gain, net of income tax, of $431 million. Net investment income on One Madison Avenue was $13 million and $44 million, respectively, for the years ended December 31, 2005 and 2004.

  OPERATIONS

     On September 29, 2005, the Company completed the sale of MetLife Indonesia to a third party, resulting in a gain upon disposal of $10 million, net of income tax. As a result of this sale, the Company recognized income (loss) from discontinued operations of $5 million and ($9) million, net of income tax, for the years ended December 31, 2005 and 2004, respectively. The Company reclassified the operations of MetLife Indonesia into discontinued operations for all years presented.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the amounts related to the operations of MetLife Indonesia that have been combined with the discontinued real estate operations in the consolidated statements of income:


                                                             YEARS ENDED
                                                             DECEMBER 31,
                                                         -------------------
                                                           2005        2004
                                                         -------     -------
                                                            (IN MILLIONS)


Revenues...............................................    $ 5         $ 5
Expenses...............................................     10          14
                                                           ---         ---
Income before provision for income tax.................     (5)         (9)
Provision for income tax...............................     --          --
                                                           ---         ---
  Loss from discontinued operations, net of income
     tax...............................................     (5)         (9)
Net investment gain, net of income tax.................     10          --
                                                           ---         ---
  Income (loss) from discontinued operations, net of
     income tax........................................    $ 5         $(9)
                                                           ===         ===



     On January 31, 2005, the Company completed the sale of SSRM to a third party for $328 million in cash and stock. As a result of the sale of SSRM, the Company recognized income from discontinued operations of $157 million, net of income tax, comprised of a realized gain of $165 million, net of income tax, and an operating expense related to a lease abandonment of $8 million, net of income tax. Under the terms of the sale agreement, MetLife will have an opportunity to receive additional payments based on, among other things, certain revenue retention and growth measures. The purchase price is also subject to reduction over five years, depending on retention of certain Company-related business. Also under the terms of such agreement, the Company had the opportunity to receive additional consideration for the retention of certain customers for a specific period in 2005. Upon finalization of the computation, the Company received payments of $30 million, net of income tax, in the second quarter of 2006 and $12 million, net of income tax, in the fourth quarter of 2005 due to the retention of these specific customer accounts. In the fourth quarter of 2006, the Company eliminated $4 million of a liability that was previously recorded with respect to the indemnities provided in connection with the sale of SSRM, resulting in a benefit to the Company of $2 million, net of income tax. The Company believes that future payments relating to these indemnities are not probable.

     The Company reported the operations of SSRM in discontinued operations. Additionally, the sale of SSRM resulted in the elimination of the Company's Asset Management segment. The Company's discontinued operations for the year ended December 31, 2005 included expenses of $6 million, net of income tax, related to the sale of SSRM.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The operations of SSRM include affiliated revenues of $5 million and $59 million for the years ended December 31, 2005 and 2004, respectively, related to asset management services provided by SSRM to the Company that have not been eliminated from discontinued operations as these transactions continued after the sale of SSRM. The following table presents the amounts related to operations of SSRM that have been combined with the discontinued real estate operations in the consolidated statements of income:


                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2006     2005     2004
                                                        ----     ----     ----
                                                             (IN MILLIONS)


Revenues..............................................   $--     $ 19     $328
Expenses..............................................    --       38      296
                                                         ---     ----     ----
Income before provision for income tax................    --      (19)      32
Provision for income tax..............................    --       (5)      13
                                                         ---     ----     ----
  Income (loss) from discontinued operations, net of
     income tax.......................................    --      (14)      19
Net investment gain, net of income tax................    32      177       --
                                                         ---     ----     ----
  Income from discontinued operations, net of income
     tax..............................................   $32     $163     $ 19
                                                         ===     ====     ====


              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

20.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                  NOTIONAL   CARRYING    ESTIMATED
                                                   AMOUNT      VALUE    FAIR VALUE
                                                  --------   --------   ----------
                                                            (IN MILLIONS)


DECEMBER 31, 2006
Assets:
  Fixed maturity securities.....................             $162,385    $162,385
  Trading securities............................             $    563    $    563
  Equity securities.............................             $  3,487    $  3,487
  Mortgage and consumer loans...................             $ 35,939    $ 36,184
  Policy loans..................................             $  8,587    $  8,587
  Short-term investments........................             $  1,244    $  1,244
  Cash and cash equivalents.....................             $  1,455    $  1,455
  Accrued investment income.....................             $  2,328    $  2,328
  Mortgage loan commitments.....................   $3,290    $     --    $     --
  Commitments to fund bank credit facilities and
     bridge loans...............................   $1,662    $     --    $     --
Liabilities:
  Policyholder account balances.................             $ 69,198    $ 66,965
  Short-term debt...............................             $    833    $    833
  Long-term debt................................             $  3,219    $  3,364
  Junior subordinated debt securities...........             $    399    $    400
  Shares subject to mandatory redemption........             $    278    $    357
  Payables for collateral under securities
     loaned and other transactions..............             $ 32,119    $ 32,119

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                  NOTIONAL   CARRYING    ESTIMATED
                                                  AMOUNT       VALUE    FAIR VALUE
                                                  --------   --------   ----------
                                                            (IN MILLIONS)


DECEMBER 31, 2005
Assets:
  Fixed maturity securities.....................             $147,897    $147,897
  Trading securities............................             $    373    $    373
  Equity securities.............................             $  2,217    $  2,217
  Mortgage and consumer loans...................             $ 33,094    $ 33,710
  Policy loans..................................             $  8,412    $  8,412
  Short-term investments........................             $    883    $    883
  Cash and cash equivalents.....................             $  1,787    $  1,787
  Accrued investment income.....................             $  2,030    $  2,030
  Mortgage loan commitments.....................   $2,603    $     --    $     (3)
  Commitments to bank credit facilities and
     bridge loans...............................   $  323    $     --    $     --
Liabilities:
  Policyholder account balances.................             $ 61,700    $ 60,749
  Short-term debt...............................             $    453    $    453
  Long-term debt................................             $  2,562    $  2,840
  Junior subordinated debt securities...........             $    399    $    406
  Shares subject to mandatory redemption........             $    278    $    362
  Payables for collateral under securities
     loaned and other transactions..............             $ 21,009    $ 21,009


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, AND COMMITMENTS TO FUND BANK CREDIT FACILITIES AND BRIDGE LOANS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities and bridge loans, the estimated fair value is the net premium or discount of the commitments.

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  SHORT-TERM AND LONG-TERM DEBT, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of short-term and long-term debt, junior subordinated debt securities, and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

21.  RELATED PARTIES

     MetLife Group, Incorporated, a wholly owned subsidiary of the Holding Company, was formed as a personnel services company to provide personnel, as needed, to support the activities of the Company. Charges for these services were approximately $1.9 billion, $1.9 billion and $1.7 billion in 2006, 2005 and 2004, respectively.

     As of December 31, 2006 and 2005, the Company held $222 million and $103 million, respectively, of assets in the Metropolitan Money Market Pool, an affiliated partnership. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company. Net investment income from these invested assets was $10 million, $6 million and $4 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The MetLife Intermediate Income Pool (the "MIIP") was formed as a New York general partnership consisting solely of U.S. domestic insurance companies owned directly or indirectly by MetLife, Inc. and

              METROPOLITAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


is managed by Metropolitan Life. Each partner's investment in the MIIP represents such partner's pro rata ownership interest in the pool. The affiliated companies' ownership interests in the pooled money market securities held by the MIIP was $210 million and $198 million as of December 31, 2006 and 2005 respectively. Net investment income allocated to affiliates from the MIIP was $8 million, $7 million, and $9 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates are as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Fair market value of assets transferred to affiliates..  $ 97   $762   $382
Amortized cost of assets transferred to affiliates.....  $ 99   $723   $367
Net investment gains (losses) recognized on transfers..  $ (2)  $ 39   $ 15
Fair market value of assets transferred from
  affiliates...........................................  $307   $691   $849


     See Notes 3 and 8 for additional related party transactions.

22.  SUBSEQUENT EVENTS

     On March 9, 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625%, payable semiannually. RGA expects to use the net proceeds of the offering to repay $50 million of indebtedness under a bank credit facility and for general corporate purposes.

                        THE NEW ENGLAND VARIABLE ACCOUNT


PART C.   OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment on Form N-4:



     Statement of Assets and Liabilities as of December 31, 2006.

     Statement of Operations for the year ended December 31, 2006.

     Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005.



     Notes to Financial Statements.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment on Form N-4:



     Consolidated Balance Sheets as of December 31, 2006 and 2005.

     Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.

     Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005, and 2004.



     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) (i) Resolutions of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987; and dated on August 31, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Resolutions of the Depositor adopting a Plan and Agreement of Merger between Metropolitan Life Insurance Company and New England Mutual Life Insurance Company (approved May 28, 1996; and dated July 15, 1987) for the Registrant are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

(2)  None

(3) (i) Distribution Agreement between New England Securities Corporation, Metropolitan Life Insurance Company and New England Variable Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

  (iii) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 24, 2006.

(4) (i) Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iii) Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (iv) Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (v) Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vi) Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (vii) Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (viii) Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ix) Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post-

                                      III-2

     Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (x) Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 26, 1999.

     (xi) Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (xii) Form of Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 27, 2001.

     (xiii) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1) (09/02); and Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 25, 2003.

     (xi) Form of Endorsement: Individual Retirement Annuity Endorsement ML
     408.2 (9/02) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 29, 2004.

(5) (i) New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (No. 333-11131) filed on February 26, 1999.

     (ii) For Metropolitan Life Insurance Company Application see (4)(vi) above.

(6) (i) Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (ii) By-Laws Amendment is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

     (iii) Amended and Restated Charter and By-Laws of Metropolitan Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-11131) filed on April 27, 2000.

     (iv) Amended and Restated Charter of Metropolitan Life Insurance Company, dated October 31, 2001 (effective November 27, 2001) and Amended and Restated By-Laws of Metropolitan Life Insurance Company, approved June 27, 2000 (effective August 21, 2000) is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4 filed on March 5, 2002.

     (v) Amended and Restated By-Laws of Metropolitan Life Insurance Company, effective September 16, 2004, are incorporated herein by reference to Registration Statement of Metropolitan Life Separate Account E on Form N-4 (File No. 333-122883) filed on February 17, 2005.

(7)  None.

(8) (i) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.

     (ii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Mutual Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 33-17377) filed on April 1, 1996.

     (iii) Assignment of Participation Agreement from New England Mutual Life Insurance Company to Metropolitan Life Insurance Company is incorporated by reference to the Registration Statement on Form N-4 (No. 333-11131) filed on August 30, 1996.

                                      III-3

     (iv) Form of Participation Agreement among Metropolitan Series Fund, Inc. and Metropolitan Life Insurance Company is incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 2-80751) filed on April 6, 2000.

     (v) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and Metropolitan Life Insurance Company, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-11131) filed on January 19, 2001.

     (vi) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to the initial Registration Statement No. 333-837161 for Metropolitan Life Separate Account E on Form N-4, filed on March 5, 2002.

     (vii) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Metropolitan Life Separate Account E's Pre-Effective Amendment No. 1 to the Registration Statement No. 333-52366 on Form N-4 filed on August 3, 2001.

     (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and Metropolitan Life Insurance Company dated July 1, 2004 is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 (File No. 333-131664) filed on February 8, 2006.


     (ix) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and Metropolitan Life Insurance Company (filed herewith).


(9) Opinion and Consent of Marie C. Swift, Esq. (MetLife) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No.333-11131) filed on April 29, 2004.


(10) (i) Consent of Deloitte & Touche LLP (filed herewith).



(11) None

(12) None

(13) Schedule of computations for performance quotations is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-11131) filed on May 1, 1998.



(14) Metropolitan Life Insurance Company. Executed by Marie C. Swift, Esq., on behalf of those indicated pursuant to Powers of Attorney for C. Robert Henrikson, Curtis H. Barnette, Burton A. Dole, Jr., Cheryl W. Grise, James R. Houghton, Harry P. Kamen, Helene L. Kaplan, John M. Keane, James
     M. Kilts, Charles M. Leighton, Sylvia M. Mathews, Hugh B. Price, Kenton
     J. Sicchitano, William C. Steele, Jr., William J. Wheeler, and Joseph J. Prochaska, Jr. filed herewith.




ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor


Curtis H. Barnette     Chairman Emeritus                          Director
                       Of Counsel
                       Skadden, Arps, Slate, Meagher &
                       Flom LLP
                       and Affliates
                       1440 New York Avenue, NW
                       Washington, DC 20005


                                      III-4

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor



Burton A. Dole, Jr.    Retired Chairman of the Board,              Director
                       Nellcor Puritan Bennett, Inc.
                       Pauma Valley Country Club
                       15835 Pauma Valley Drive
                       Pauma Valley, CA 92061


Cheryl W. Grise        Executive Vice President                    Director
                       Northwest Utilities
                       107 Selden Street
                       Berlin, CT 06037


C. Robert Henrikson    President, Chief Executive             Chairman of the
                       Officer and Director                  Board, President,
                       MetLife, Inc. and                      Chief Executive
                       Metropolitan Life Insurance            Officer and
                       Company                                     Director
                       200 Park Avenue
                       New York, NY 10166

James R. Houghton      Chairman of the Board, Emeritus             Director
                       and Chief Executive Officer
                       Corning Incorporated
                       One Riverfront Plaza
                       MP HQ O2-E6
                       Corning, NY  14831


R. Glenn Hubbard       Dean and Russell L. Carson                  Director
                       Professor of Finance and Economics
                       Graduate School of Business
                       Columbia University
                       Uris Hall, Room 101
                       3022 Broadway
                       New York, NY 10027-6902


Harry P. Kamen         Retired Chairman of the Board and           Director
                       Chief Executive Officer
                       Metropolitan Life Insurance Company
                       200 Park Avenue, 32nd Floor
                       New York, NY  10166



                                      III-5

        Name           Principal Occupation and            Positions and Offices
                            Business Address                   with Depositor

Helene L. Kaplan       Of Counsel, Skadden, Arps,                  Director
                       Slate, Meagher & Flom LLP
                       Four Times Square
                       New York, NY   10036


John M. Keane          General (Retired)                           Director
                       United States Army,
                       2200 Wilson Blvd,
                       Suite 102-542
                       Arlington, VA 22201-3324



James M. Kilts         Founding Partner                           Director
                       Centerview Partners Management, LLC
                       16 School Street
                       Rye, NY 10580


Charles M. Leighton    Retired Chairman of the Board               Director
                       and Chief Executive Officer
                       CML Group Inc.
                       U.S. Sailing
                       15 Maritime Drive
                       Portsmouth, RI 02871



Sylvia M. Mathews      President, Global Development               Director
                       Program Director
                       The Bill & Melinda Gates Foundation
                       1551 Eastlake Avenue East
                       Seattle, WA 98102



Hugh B. Price          Senior Advisor, DLA Piper Rudnick US LLP    Director
                       1251 Avenue of the Americas
                       New York, NY 10020-1104



David Satcher          Professor of Family Medicine                Director
                       and Community Health
                       Director of Center of Excellence on
                       Health Disparity
                       Morehouse School of Medicine
                       720 Westview Drive, SW
                       Suite 238
                       Atlanta, GA 30310-1495


Kenton J. Sicchitano   Retired Global Managing Partner             Director
                       PricewaterhouseCoopers
                       25 Phillips Pond Road
                       Natick, MA 01760




                                      III-6

        Name                Principal Occupation and       Positions and Offices
                                Business Address              with Depositor

William C. Steere, Jr.        Retired Chairman of the Board      Director
                              Pfizer, Inc.
                              235 East 42nd Street
                              New York, NY 10017

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company ("Metropolitan Life"). The principal business address of each officer of Metropolitan Life is 200 Park Avenue, New York, New York 10166.




Name                             Position with Metropolitan Life
Gwenn L. Carr                    Senior Vice-President and Secretary

C. Robert Henrikson              Chairman of the Board,  President and Chief
                                 Executive Officer

Timothy L. Journy                Senior Vice President and General Auditor

William J. Mullaney              President, Institutional Business

James L. Lipscomb                Executive Vice-President and General
                                 Counsel

Joseph J. Prochaska, Jr.         Executive Vice President and Chief Accounting
                                 Officer

Catherine A. Rein                Senior Executive Vice-President and
                                 Chief Administrative Officer

Joseph A. Reali                  Senior Vice President and Tax Director

William J. Toppeta               President, International

Lisa M. Weber                    President, Individual Business

William J. Wheeler               Executive Vice President and Chief Financial
                                 Officer

Anthony J. Williamson            Senior Vice-President and Treasurer



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT.


     The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company.


                                      III-7

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTHOLDERS



As of January 31, 2007, there were 13,423 owners of tax-qualified Contracts and 6,100 owners of non-qualified contracts.



ITEM 28.  INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institution
Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) New England Securities Corporation also serves as principal underwriter for:

         New England Variable Annuity Fund I
         New England Life Retirement Investment Account
         New England Variable Life Separate Account
         New England Variable Annuity Separate Account

     (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                                      III-8


        Name                  Positions and Officers with
                                 Principal Underwriter
Michael K. Farrell(4)         Director and Chairman of the Board
Craig Markham(5)              Director and President
William J. Toppeta(2)         Director
Virgelan E. Aquino(3)         Vice President
Marc A. Cohn(2)               Vice President and Chief Compliance Officer
Richard J. Barquist(2)        Vice President
Robert Begun(3)               Vice President
David J. Decker(6)            Vice President
Johannes Etwaroo(3)           Vice President-Operations
Charles E. Fuller(3)          Vice President
David M. Holtzer(2)           Vice President and Chief Compliance
                              Officer-Broker Dealer
Rebecca Chiccino Kovatch(1)   Vice President
Joanne E. Logue(1)            Vice President
John G. Martinez(3)           Vice President and Financial and Operations
                              Principal
Jeffrey A. Wilk(3)            Vice President
Gwenn L. Carr(2)              Clerk and Secretary
Vacant                        Chief Financial Officer
Anthony J. Williamson(2)      Treasurer
Daniel D. Jordan(1)           Assistant Secretary, Assistant Clerk



Principal Business Address:


(1)  New England Financial--501 Boylston Street, Boston, MA 02117
(2) MetLife--One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY. 11101
(3)  MetLife--485 E US Highway 1 South, 4th Floor, Iselin, NJ 08830
(4)  MetLife--10 Park Avenue, Morristown, NJ 07962
(5)  General American Life Insurance Company--13045 Tesson Ferry Rd.,
     St. Louis, MO, 63128
(6)  MetLife--300 Davidson Avenue, Somerset, NJ 08873



(c)


         (1)             (2)             (3)            (4)             (5)
                   Net Underwriting  Compensation
 Name of Principal   Discounts and   Redemption or   Brokerage        Other
    Underwriter       Commissions    Annuitization   Commissions   Compensation


    New England
    Securities        $ 361,318           0              0              0
    Corporation



Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

                                      III-9

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

    (a)  Registrant

    (b) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

    (c) State Street Bank and Trust Company 225 Franklin Street Boston, Massachusetts 02110


    (d) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116


ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby makes the following undertakings:

(1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4) To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5) To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

                                     III-10

    Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

                                     III-11

                                   SIGNATURES



       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The New England Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 17th day of April 2007.




                               THE NEW ENGLAND VARIABLE ACCOUNT


                               BY: METROPOLITAN LIFE INSURANCE COMPANY




                               BY: /s/ Paul G. Cellupica
                                   -------------------------
                                   Paul G. Cellupica
                                   Chief Counsel
                                   Securities Products & Regulation




                                     III-12

                                   SIGNATURES


          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Metropolitan Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and the State of New York on the 17th day of April, 2007.



                                   METROPOLITAN LIFE INSURANCE COMPANY




                                   BY: /s/ Paul G. Cellupica
                                       ---------------------------
                                       Paul G. Cellupica
                                       Chief Counsel
                                       Securities Products & Regulation





     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 17, 2007.



      SIGNATURE                        Title

      ---------                        -----


                                Chairman of the Board,
         *                   President, Chief Executive Officer
--------------------------          and Director

   C. ROBERT HENRIKSON



          *                                Director
--------------------------
  CURTIS H. BARNETTE




                                     III-13

       SIGNATURE                       Title

       ---------                       -----


        *                             Director
--------------------------
   BURTON A. DOLE, JR.



        *                             Director
--------------------------
    CHERYL W. GRISE







        *                             Director
--------------------------
   JAMES R. HOUGHTON


                                      Director
--------------------------
    R. GLENN HUBBARD



        *                             Director
--------------------------
    HARRY P. KAMEN


        *                             Director
--------------------------
   HELENE L. KAPLAN



        *                             Director
--------------------------
     JOHN M. KEANE



        *                             Director
--------------------------
      JAMES M. KILTS



        *                             Director
--------------------------
   CHARLES M. LEIGHTON



        *                             Director
--------------------------
    SYLVIA M. MATHEWS



        *                             Director
--------------------------
   HUGH B. PRICE



        *                             Executive Vice President and
--------------------------              Chief Accounting Officer
 JOSEPH J. PROCHASKA, JR.


                                      Director
--------------------------
    DAVID SATCHER

        *                             Director
--------------------------
  KENTON J. SICCHITANO


                                     III-14

       SIGNATURE                       Title

       ---------                       -----



        *                             Director
--------------------------
   WILLIAM C. STEERE, JR.


        *                             Executive Vice President and
---------------------------           Chief Financial Officer
   WILLIAM J. WHEELER






 /s/  MARIE C. SWIFT
-----------------------------
 MARIE C. SWIFT
 ATTORNEY-IN-FACT
 April 17, 2007




* Metropolitan Life Insurance Company. Executed by Marie C. Swift, Esq., on behalf of those indicated pursuant to Powers of Attorney filed herewith.



                                     III-15

                                  EXHIBIT INDEX

(8) (ix) Participation Agreement

(10) (i) Consent of Deloitte & Touche LLP.

(14)     Powers of Attorney